UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2019
Virtus Newfleet Bond Fund*
Virtus Newfleet CA Tax-Exempt Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Income Fund*
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Newfleet Tax-Exempt Bond Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Portfolio Holdings Summary Weightings	5
Fund	Schedule of Investments
Virtus Newfleet Bond Fund (“Newfleet Bond Fund”)	7
Virtus Newfleet CA Tax-Exempt Bond Fund (“Newfleet CA Tax-Exempt Bond Fund”)	16
Virtus Newfleet High Yield Fund (“Newfleet High Yield Fund”)	17
Virtus Newfleet Low Duration Income Fund (“Newfleet Low Duration Income Fund”)	24
Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Newfleet Multi-Sector Intermediate Bond Fund”)	36
Virtus Newfleet Senior Floating Rate Fund (“Newfleet Senior Floating Rate Fund”)	46
Virtus Newfleet Tax-Exempt Bond Fund (“Newfleet Tax-Exempt Bond Fund”)	54
Statements of Assets and Liabilities	59
Statements of Operations	63
Statements of Changes in Net Assets	65
Financial Highlights	69
Notes to Financial Statements	75
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	88
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
For periods prior to the quarter ending June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective June 30, 2019, the Trust will file a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2019.
Despite a strong rebound in the first quarter of 2019, many global market indexes remained in negative territory for the six months ended March 31, 2019. During this period, U.S. large-cap stocks, as measured by the S&P 500® Index, decreased 1.72%, while small-cap stocks fell even further, decreasing 8.56%, as measured by the Russell 2000® Index. Within international equities, emerging markets produced positive returns, with the MSCI Emerging Markets Index (net) up 1.71%, while developed markets, as measured by the MSCI EAFE® Index (net), fell 3.81%.
In fixed income markets, the yield on the 10-year Treasury was at 2.41% at March 31, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 4.63% for the six months. Non-investment grade bonds also produced positive returns during the period, up 2.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Bond Fund
	Class A	$ 1,000.00	$ 1,037.90	0.84%	$ 4.27
	Class C	1,000.00	1,034.50	1.59	8.06
	Class I	1,000.00	1,039.80	0.59	3.00
	Class R6	1,000.00	1,039.50	0.47	2.39
Newfleet CA Tax-Exempt Bond Fund
	Class A	1,000.00	1,023.70	0.85	4.29
	Class I	1,000.00	1,024.90	0.60	3.03
Newfleet High Yield Fund
	Class A	1,000.00	1,011.70	0.99	4.97
	Class C	1,000.00	1,005.10	1.74	8.70
	Class I	1,000.00	1,013.00	0.74	3.71
	Class R6	1,000.00	1,013.20	0.68	3.41
Newfleet Low Duration Income Fund
	Class A	1,000.00	1,023.00	0.75	3.78
	Class C	1,000.00	1,018.20	1.50	7.55
	Class I	1,000.00	1,023.30	0.50	2.52
	Class R6**	1,000.00	1,021.90	0.43	1.21
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,023.00	0.98	4.94
	Class C	1,000.00	1,019.00	1.73	8.71
	Class I	1,000.00	1,023.60	0.73	3.68
	Class R6	1,000.00	1,024.60	0.59	2.98
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	996.80	1.15	5.73
	Class C	1,000.00	993.10	1.91	9.49
	Class I	1,000.00	998.00	0.90	4.48
	Class R6	1,000.00	998.70	0.77	3.84
Newfleet Tax-Exempt Bond Fund
	Class A	1,000.00	1,040.00	0.85	4.32
	Class C	1,000.00	1,035.10	1.60	8.12
	Class I	1,000.00	1,041.20	0.60	3.05

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
2

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
**	December 20, 2018, is the date the Class started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (102) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Bond Fund
	Class A	$ 1,000.00	$ 1,020.74	0.84%	$ 4.23
	Class C	1,000.00	1,017.00	1.59	8.00
	Class I	1,000.00	1,021.99	0.59	2.97
	Class R6	1,000.00	1,022.59	0.47	2.37
Newfleet CA Tax-Exempt Bond Fund
	Class A	1,000.00	1,020.69	0.85	4.28
	Class I	1,000.00	1,021.94	0.60	3.02
Newfleet High Yield Fund
	Class A	1,000.00	1,020.00	0.99	4.99
	Class C	1,000.00	1,016.26	1.74	8.75
	Class I	1,000.00	1,021.24	0.74	3.73
	Class R6	1,000.00	1,021.54	0.68	3.43
Newfleet Low Duration Income Fund
	Class A	1,000.00	1,021.19	0.75	3.78
	Class C	1,000.00	1,017.45	1.50	7.54
	Class I	1,000.00	1,022.44	0.50	2.52
	Class R6	1,000.00	1,022.79	0.43	2.17
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,020.04	0.98	4.94
	Class C	1,000.00	1,016.31	1.73	8.70
	Class I	1,000.00	1,021.29	0.73	3.68
	Class R6	1,000.00	1,021.99	0.59	2.97
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,019.20	1.15	5.79
	Class C	1,000.00	1,015.41	1.91	9.60
	Class I	1,000.00	1,020.44	0.90	4.53
	Class R6	1,000.00	1,021.09	0.77	3.88
Newfleet Tax-Exempt Bond Fund
	Class A	1,000.00	1,020.69	0.85	4.28
	Class C	1,000.00	1,016.95	1.60	8.05
	Class I	1,000.00	1,021.94	0.60	3.02

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2019
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
When-issued and Forward Commitments (Delayed Delivery)
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.
4

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2019
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2019.
Newfleet Bond Fund
Corporate Bonds And Notes		44%
Financials	18%
Health Care	4
Materials	4
All other Corporate Bonds And Notes	18
Mortgage-Backed Securities		20
U.S. Government Securities		11
Asset-Backed Securities		10
Leveraged Loans		6
Municipal Bonds		3
Preferred Stocks		2
Other (includes short-term investment)		4
Total		100%
Newfleet CA Tax-Exempt Bond Fund
Short-Term Investment	100%
Total	100%

Newfleet High Yield Fund
Corporate Bonds And Notes		79%
Consumer Discretionary	13%
Communication Services	11
Health Care	11
All other Corporate Bonds And Notes	44
Leveraged Loans		12
Securities Lending Collateral		3
Foreign Government Securities		2
Other (includes short-term investment)		4
Total		100%
Newfleet Low Duration Income Fund
Mortgage-Backed Securities		35%
Asset-Backed Securities		31
Corporate Bonds And Notes		22
Financials	8%
Health Care	2
Consumer Staples	2
All other Corporate Bonds And Notes	10
U.S. Government Securities		5
Leveraged Loans		3
Other (includes short-term investment and securities lending collateral)		4
Total		100%

Newfleet Multi-Sector Intermediate Bond Fund
Corporate Bonds And Notes		43%
Financials	10%
Energy	7
Materials	4
All other Corporate Bonds And Notes	22
Mortgage-Backed Securities		17
Leveraged Loans		14
Foreign Government Securities		8
Asset-Backed Securities		8
U.S. Government Securities		4
Preferred Stocks		3
Other (includes securities lending collateral)		3
Total		100%
Newfleet Senior Floating Rate Fund
Leveraged Loans		96%
Service	11%
Healthcare	11
Gaming / Leisure	7
Information Technology	6
Media / Telecom - Cable/Wireless Video	5
Manufacturing	5
Housing	5
All other Leveraged Loans	46
Corporate Bonds And Notes		3
Other (includes short-term investment)		1
Total		100%

5

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2019
Newfleet Tax-Exempt Bond Fund
Texas	13%
Florida	12
Illinois	10
Colorado	7
New Jersey	6
Pennsylvania	5
Arizona	5
Other (includes short-term investment)	42
Total	100%
6

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—10.7%
U.S. Treasury Bond
2.500%, 2/15/46	$2,405	$ 2,267
3.000%, 8/15/48	3,575	3,709
U.S. Treasury Note
2.250%, 3/31/21	1,115	1,115
2.875%, 8/15/28	945	983
Total U.S. Government Securities (Identified Cost $7,777)		8,074

Municipal Bonds—3.2%
California—1.3%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	807
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	147
		954

Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	256
Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	183
New York—1.0%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 5.000%, 8/1/40	610	715
Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	285	288
Total Municipal Bonds (Identified Cost $2,368)		2,396

Foreign Government Securities—2.0%
Argentine Republic 4.625%, 1/11/23	385	315
Dominican Republic
144A 5.950%, 1/25/27(1)	100	105
144A 6.000%, 7/19/28(1)	150	157
Republic of Indonesia 144A 8.500%, 10/12/35(1)	245	349
Republic of Saudi 144A 4.375%, 4/16/29(1)	200	208
	Par Value	Value

Republic of Turkey 4.875%, 10/9/26	$ 200	$ 173
Sultanate of Oman 144A 5.375%, 3/8/27(1)	200	186
Total Foreign Government Securities (Identified Cost $1,514)		1,493

Mortgage-Backed Securities—19.8%
Agency—1.0%
Federal National Mortgage Association
Pool #812352 5.000%, 4/1/20	8	8
Pool #886416 5.000%, 8/1/21	1	1
Pool #323702 6.000%, 5/1/29	16	18
Pool #535371 6.500%, 5/1/30	1	1
Pool #590108 7.000%, 7/1/31	6	6
Pool #880117 5.500%, 4/1/36	25	27
Pool #938574 5.500%, 9/1/36	96	106
Pool #909092 6.000%, 9/1/37	14	15
Pool #909220 6.000%, 8/1/38	122	134
Pool #986067 6.000%, 8/1/38	9	10
Pool #AA7001 5.000%, 6/1/39	376	406
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	20	23
		755

Non-Agency—18.8%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	195	203
2015-SFR1, A 144A 3.467%, 4/17/52(1)	209	211
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	131
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(2)	94	94
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	409	411
2019-1, A1 144A 3.920%, 11/25/48(1)(2)	246	248
2019-2, A1 144A 3.628%, 3/25/49(1)(2)	320	320
Arroyo Mortgage Trust
	Par Value	Value

Non-Agency—continued
2018-1, A1 144A 3.763%, 4/25/48(1)(2)	$ 366	$ 370
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	162	163
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	325	329
Banc of America Funding Trust
2004-B, 2A1 4.943%, 11/20/34(2)	29	30
2005-1, 1A1 5.500%, 2/25/35	62	62
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	45	45
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.939%, 7/25/35(2)	152	156
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.202%, 5/25/34(2)	151	151
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	160	165
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(2)	100	102
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(2)	100	103
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(1)(2)	130	130
BX Trust 2018-MCSF, A (1 month LIBOR + 0.577%) 144A 3.060%, 4/15/35(1)(2)	161	158
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	120	123
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.404%, 12/15/36(1)(2)	200	199
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A 3.484%, 4/15/36(1)(2)	125	125
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.634%, 12/17/33(1)(2)	122	122
See Notes to Financial Statements.
7

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A 3.074%, 5/27/47(1)(2)	$ 29	$ 29
2018-1, A1 144A 2.930%, 2/25/48(1)(2)	68	68
2019-1, A1 144A 3.705%, 3/25/49(1)(2)	243	244
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(1)	121	125
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	183	184
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	82	82
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	71	71
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	86	88
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.617%, 6/25/34(2)	103	105
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	45	46
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	460	466
2019-1, A1 144A 3.454%, 1/25/59(1)(2)	225	225
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	81	81
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	195	203
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	102	104
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	138	141
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	113	111
2017-5, A1 144A 3.175%, 10/26/48(1)(2)	254	253
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	195	196
	Par Value	Value

Non-Agency—continued
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	$ 55	$ 56
MetLife Securitization Trust 2017-1A, M1 144A 3.717%, 4/25/55(1)(2)	100	100
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(1)(2)	440	438
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	360	377
2015-C22, AS 3.561%, 4/15/48	310	314
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.236%, 1/25/48(1)(2)	85	84
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	146	147
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	112	113
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	91	91
2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	164	171
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	249	254
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.210%, 3/25/35(2)	112	112
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(1)(2)	60	60
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	151	153
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	189	193
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	150	154
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(1)	100	101
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	260	262
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	104	106
Residential Mortgage Loan Trust 2019-1, A1 144A 3.936%, 10/25/58(1)(2)	97	97
	Par Value	Value

Non-Agency—continued
Sequoia Mortgage Trust 2013-8, B1 3.528%, 6/25/43(2)	$ 101	$ 101
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 4/25/49(1)(2)	150	150
Towd Point Mortgage Trust
2015-1, A2 144A 3.250%, 10/25/53(1)(2)	150	150
2016-1, A1B 144A 2.750%, 2/25/55(1)(2)	84	84
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	220	221
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	100	100
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	318	323
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	156	154
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	94	94
2015-2, 1M1 144A 3.250%, 11/25/60(1)(2)	165	164
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	100	99
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(2)	109	109
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	144	144
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	139	139
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)(2)	188	188
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)(2)	91	91
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(1)(2)	79	80
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(2)	225	227
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	114	113
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	82	82
See Notes to Financial Statements.
8

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-2, A1 144A 3.677%, 6/1/58(1)(2)	$ 137	$ 138
2018-3, A1 144A 4.108%, 10/25/58(1)(2)	149	151
2019-1, A1 144A 3.836%, 2/25/59(1)(2)	242	244
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	150	150
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	300	303
		14,155

Total Mortgage-Backed Securities (Identified Cost $14,778)		14,910

Asset-Backed Securities—10.0%
Automobiles—6.0%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	70	70
2018-1, B 144A 4.820%, 5/20/21(1)	165	166
2019-1, A 144A 3.750%, 5/20/22(1)	193	194
American Credit Acceptance Receivables Trust 2018-4, C 144A 3.970%, 1/13/25(1)	195	198
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	200	200
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	185	183
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	235	235
Carvana Auto Receivables Trust 2019-1A, D 144A 3.880%, 10/15/24(1)	225	226
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	105	104
CPS Auto Receivables Trust 2017-D, B 144A 2.430%, 1/18/22(1)	225	224
Drive Auto Receivables Trust
2015-DA, C 144A 3.380%, 11/15/21(1)	6	6
	Par Value	Value

Automobiles—continued
2017-2, C 2.750%, 9/15/23	$ 185	$ 184
DT Auto Owner Trust
2016-4A, C 144A 2.740%, 10/17/22(1)	63	63
2018-3A, C 144A 3.790%, 7/15/24(1)	145	147
Exeter Automobile Receivables Trust
2015-2A, C 144A 3.900%, 3/15/21(1)	146	147
2018-3A, C 144A 3.710%, 6/15/23(1)	205	207
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(1)	145	146
2017-3, C 144A 2.910%, 9/15/23(1)	220	219
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(1)	175	174
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(1)	220	220
2018-3A, C 144A 4.180%, 7/15/24(1)	240	244
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(1)	160	162
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	118	118
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	185	184
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(1)	220	219
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(1)	64	64
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(1)	220	219
		4,523

Other—3.7%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	147	145
	Par Value	Value

Other—continued
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(1)	$ 135	$ 139
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	170	170
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(1)	419	418
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	183	183
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	170	169
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	89	90
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	36	36
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	225	225
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(1)	138	136
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	180	181
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	251
Prosper Marketplace Issuance Trust
2017-2A, B 144A 3.480%, 9/15/23(1)	124	123
2018-1A, A 144A 3.110%, 6/17/24(1)	50	50
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(1)	72	72
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(1)	190	194
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	178	174
		2,756

See Notes to Financial Statements.
9

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Student Loan—0.3%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(1)	$ 195	$ 194
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(1)	30	29
		223

Total Asset-Backed Securities (Identified Cost $7,495)		7,502

Corporate Bonds And Notes—43.8%
Communication Services—2.5%
AT&T, Inc. 4.100%, 2/15/28	419	424
Charter Communications Operating LLC
4.908%, 7/23/25	185	195
5.050%, 3/30/29	220	232
Comcast Corp.
3.950%, 10/15/25	87	91
4.150%, 10/15/28	42	44
Discovery Communications LLC 3.950%, 3/20/28	250	243
DISH DBS Corp. 5.875%, 7/15/22	95	92
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	70	65
Meredith Corp. 6.875%, 2/1/26	90	95
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(1)	200	202
Verizon Communications, Inc.
4.125%, 3/16/27	90	94
(3 month LIBOR + 1.100%) 3.784%, 5/15/25(2)	70	70
		1,847

Consumer Discretionary—2.5%
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	135	137
CRH America, Inc. 144A 3.875%, 5/18/25(1)	35	35
Dollar Tree, Inc. 4.000%, 5/15/25	100	101
Eldorado Resorts, Inc. 6.000%, 9/15/26	45	46
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	85	87
	Par Value	Value

Consumer Discretionary—continued
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	$ 60	$ 63
General Motors Financial Co., Inc. 3.450%, 4/10/22	30	30
GLP Capital LP 5.750%, 6/1/28	195	209
Horton (D.R.), Inc. 4.750%, 2/15/23	220	229
Lear Corp. 3.800%, 9/15/27	220	211
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(1)	5	5
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	25	25
144A 5.750%, 4/15/26(1)	10	10
PulteGroup, Inc. 6.375%, 5/15/33	120	120
QVC, Inc. 4.375%, 3/15/23	265	269
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	70	71
TRI Pointe Group, Inc. 5.875%, 6/15/24	100	100
William Lyon Homes, Inc. 6.000%, 9/1/23	130	126
		1,874

Consumer Staples—2.0%
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	180	183
4.750%, 1/23/29	47	50
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	170	170
Conagra Brands, Inc. 4.300%, 5/1/24	240	249
CVS Health Corp.
2.875%, 6/1/26	255	242
4.300%, 3/25/28	158	160
Flowers Foods, Inc. 4.375%, 4/1/22	275	285
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	180	168
		1,507

Energy—3.5%
Andeavor Logistics LP 4.250%, 12/1/27	185	186
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(1)	70	72
	Par Value	Value

Energy—continued
Energy Transfer Operating LP 4.200%, 4/15/27	$ 185	$ 186
Helmerich & Payne, Inc. 144A 4.650%, 3/15/25(1)	115	120
HollyFrontier Corp. 5.875%, 4/1/26	190	203
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	320	406
MPLX LP 4.875%, 12/1/24	255	272
NuStar Logistics LP 5.625%, 4/28/27	150	150
Petroleos Mexicanos 6.500%, 1/23/29	110	109
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	151
4.200%, 3/15/28	175	177
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	200	225
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	47	48
USA Compression Partners LP 6.875%, 4/1/26	135	138
Valero Energy Partners LP 4.500%, 3/15/28	175	181
		2,624

Financials—17.7%
AerCap Ireland Capital DAC 3.950%, 2/1/22	200	203
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)	180	183
Apollo Management Holdings LP 144A 4.000%, 5/30/24(1)	190	190
Ares Capital Corp.
3.500%, 2/10/23	75	73
4.250%, 3/1/25	145	142
Ares Finance Co., LLC 144A 4.000%, 10/8/24(1)	270	261
Athene Holding Ltd. 4.125%, 1/12/28	175	168
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	195	185
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	184
See Notes to Financial Statements.
10

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	$ 300	$ 293
Banco Santander Chile 144A 3.875%, 9/20/22(1)	215	219
Bank of America Corp.
3.004%, 12/20/23	255	254
4.200%, 8/26/24	403	417
(3 month LIBOR + 0.770%) 3.503%, 2/5/26(2)	200	195
Bank of Montreal 3.803%, 12/15/32	303	293
Brighthouse Financial, Inc. 3.700%, 6/22/27	195	176
BrightSphere Investment Group plc 4.800%, 7/27/26	200	196
Brookfield Finance, Inc. 4.000%, 4/1/24	307	312
Capital One Financial Corp.
4.200%, 10/29/25	180	183
3.750%, 7/28/26	200	195
Citigroup, Inc.
3.200%, 10/21/26	331	324
(3 month LIBOR + 1.250%) 3.842%, 7/1/26(2)	540	541
Discover Bank 4.682%, 8/9/28	500	508
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	200	200
FS KKR Capital Corp.
4.250%, 1/15/20	165	165
4.750%, 5/15/22	40	40
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	855	917
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	156	158
iStar, Inc. 5.250%, 9/15/22	65	64
Jefferies Financial Group, Inc. 5.500%, 10/18/23	150	157
Jefferies Group LLC
6.875%, 4/15/21	22	24
5.125%, 1/20/23	34	36
4.850%, 1/15/27	100	101
JPMorgan Chase & Co. 3.300%, 4/1/26	760	762
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(1)	215	246
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(1)	55	57
144A 4.569%, 2/1/29(1)	190	198
	Par Value	Value

Financials—continued
Morgan Stanley
4.100%, 5/22/23	$ 155	$ 159
3.125%, 7/27/26	365	356
6.375%, 7/24/42	435	567
Navient Corp. 6.750%, 6/25/25	135	134
Prudential Financial, Inc.
5.875%, 9/15/42	75	79
5.625%, 6/15/43(4)	160	166
S&P Global, Inc. 4.000%, 6/15/25	195	205
Santander Holdings USA, Inc.
4.450%, 12/3/21	125	129
3.700%, 3/28/22	149	151
4.400%, 7/13/27	70	69
SBA Tower Trust 144A 2.877%, 7/9/21(1)	320	317
Societe Generale S.A. 144A 4.750%, 11/24/25(1)	200	205
Springleaf Finance Corp. 6.875%, 3/15/25	100	103
Synchrony Financial 3.950%, 12/1/27	170	161
Synovus Financial Corp. 5.900%, 2/7/29	90	90
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(1)	160	165
Toronto-Dominion Bank (The) 3.625%, 9/15/31	240	237
Trinity Acquisition plc 4.400%, 3/15/26	80	83
UBS AG 7.625%, 8/17/22	500	550
Wells Fargo & Co.
3.550%, 9/29/25	440	448
Series S 5.900%, (5)	140	143
		13,337

Health Care—3.7%
AbbVie, Inc.
2.850%, 5/14/23	135	134
3.600%, 5/14/25	65	65
3.200%, 5/14/26	110	107
Allergan Funding SCS 3.450%, 3/15/22	275	278
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(1)	10	10
144A 7.000%, 3/15/24(1)	15	16
144A 5.500%, 11/1/25(1)	65	66
Becton Dickinson & Co.
3.363%, 6/6/24	113	113
3.700%, 6/6/27	125	125
	Par Value	Value

Health Care—continued
(3 month LIBOR + 0.875%) 3.476%, 12/29/20(2)	$ 45	$ 45
Cardinal Health, Inc.
3.200%, 3/15/23	130	129
3.410%, 6/15/27	75	71
Cigna Corp.
144A 4.125%, 11/15/25(1)	7	7
144A 4.375%, 10/15/28(1)	218	226
HCA, Inc. 5.375%, 2/1/25	145	154
Mylan NV 3.950%, 6/15/26	250	239
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	65	66
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	200	195
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	80	79
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(1)	110	115
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	200	205
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	140	138
(3 month LIBOR + 0.750%) 3.375%, 3/19/21(2)	220	219
		2,802

Industrials—1.5%
CNH Industrial N.V. 4.500%, 8/15/23	228	236
Navistar International Corp. 144A 6.625%, 11/1/25(1)	65	66
Oshkosh Corp. 4.600%, 5/15/28	226	230
Owens Corning 3.400%, 8/15/26	200	189
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	170	175
TransDigm, Inc. 6.375%, 6/15/26	65	64
See Notes to Financial Statements.
11

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Industrials—continued
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	$ 163	$ 172
		1,132

Information Technology—2.1%
Broadcom Corp.
3.000%, 1/15/22	80	80
3.625%, 1/15/24	145	145
Citrix Systems, Inc. 4.500%, 12/1/27	205	202
CommScope Finance LLC 144A 8.250%, 3/1/27(1)	40	41
Dell International LLC
144A 6.020%, 6/15/26(1)	40	43
144A 4.900%, 10/1/26(1)	105	107
144A 8.100%, 7/15/36(1)	85	100
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	230	245
Verisk Analytics, Inc. 4.000%, 6/15/25	190	198
ViaSat, Inc. 144A 5.625%, 4/15/27(1)	150	153
VMware, Inc.
2.950%, 8/21/22	94	93
3.900%, 8/21/27	210	202
		1,609

Materials—3.6%
ArcelorMittal 6.125%, 6/1/25	220	244
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(1)(4)	200	221
CRH America Finance, Inc. 144A 3.400%, 5/9/27(1)	200	192
DowDuPont, Inc. 4.493%, 11/15/25	192	205
Glencore Funding LLC 144A 4.000%, 3/27/27(1)	260	252
Greif, Inc. 144A 6.500%, 3/1/27(1)	85	87
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(1)	375	382
NewMarket Corp. 4.100%, 12/15/22	288	296
NOVA Chemicals Corp. 144A 4.875%, 6/1/24(1)	65	64
	Par Value	Value

Materials—continued
Nutrien Ltd. 4.200%, 4/1/29	$ 160	$ 165
SABIC Capital II BV 144A 4.500%, 10/10/28(1)	200	207
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	200	204
Vulcan Materials Co. 3.900%, 4/1/27	185	184
		2,703

Real Estate—3.0%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	120	121
Corporate Office Properties LP 3.600%, 5/15/23	265	262
EPR Properties 4.750%, 12/15/26	245	252
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	125	125
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190	186
Hospitality Properties Trust 4.950%, 2/15/27	220	219
Kilroy Realty LP 4.375%, 10/1/25	190	196
LifeStorage LP
3.500%, 7/1/26	195	188
3.875%, 12/15/27	75	74
MPT Operating Partnership LP 5.000%, 10/15/27	80	82
Office Properties Income Trust 4.500%, 2/1/25	190	182
Physicians Realty LP 3.950%, 1/15/28	200	193
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	150
		2,230

Utilities—1.7%
American Electric Power Co., Inc. Series I 3.650%, 12/1/21	77	79
Duke Energy Corp. 2.650%, 9/1/26	205	195
Exelon Corp. 3.497%, 6/1/22	255	258
	Par Value	Value

Utilities—continued
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(1)	$ 210	$ 219
PSEG Power LLC 3.850%, 6/1/23	206	211
Southern Power Co. 4.150%, 12/1/25	230	238
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	110	106
		1,306

Total Corporate Bonds And Notes (Identified Cost $32,505)		32,971

Leveraged Loans(2)—5.6%
Aerospace—0.1%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.250%, 12/6/25	20	20
TransDigm, Inc. 2018, Tranche E (1 month LIBOR + 2.500%) 4.999%, 5/30/25	59	58
		78

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.500%, 9/29/24	95	94
Consumer Non-Durables—0.2%
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.496%, 5/15/23	133	124
Energy—0.1%
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 0.000%, 3/27/24(6)	85	85
Financial—0.2%
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.249%, 10/1/25	185	179
See Notes to Financial Statements.
12

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Food / Tobacco—0.3%
Aramark Intermediate HoldCo Corp. Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 3/11/25	$ 70	$ 69
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.249%, 3/31/25	69	68
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 6.186%, 5/23/25	20	19
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.499%, 5/23/25	80	79
		235

Gaming / Leisure—0.5%
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.314%, 8/14/24	104	101
Seminole Tribe of Florida 2018, Tranche B (1 month LIBOR + 1.750%) 4.249%, 7/8/24	118	118
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 5.000%, 6/8/23	83	82
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 4.249%, 5/30/25	105	103
		404

Healthcare—0.6%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.231%, 11/27/25	33	33
(1 month LIBOR + 3.000%) 5.481%, 6/2/25	18	18
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.656%, 6/7/23	120	119
IQVIA, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 6/11/25	129	128
	Par Value	Value

Healthcare—continued
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.982%, 11/16/25	$ 140	$ 138
		436

Housing—0.8%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.499%, 10/31/23	173	169
Capital Automotive LP Tranche B-2 (1 month LIBOR + 2.500%) 5.000%, 3/25/24	162	160
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	130	128
Summit Materials LLC (1 month LIBOR + 2.000%) 4.499%, 11/21/24	144	141
		598

Information Technology—0.4%
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.851%, 10/2/25	135	132
Kronos, Inc. First Lien (3 month LIBOR + 3.000%) 5.736%, 11/1/23	103	102
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	47	47
Tranche B-4 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	34	33
		314

Manufacturing—0.2%
Commscope, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 2/6/26(6)	130	130
Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.734%, 1/15/26	150	145
Media / Telecom - Diversified Media—0.2%
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 4.999%, 2/28/25	147	143
	Par Value	Value

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.249%, 1/31/25	$ 173	$ 169
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.500%, 4/11/25	79	78
Retail—0.1%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.499%, 9/25/24	35	34
Service—0.5%
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.490%, 2/6/26	120	118
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 5.499%, 11/8/24	119	118
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.749%, 12/31/25	5	5
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.250%, 2/1/23	113	111
		352

Transportation - Automotive—0.3%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 6.000%, 11/6/24	94	93
Panther BF Aggregator 2 LP Tranche B (3 month LIBOR + 3.500%) 0.000%, 3/18/26(6)	100	99
		192

Utility—0.5%
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.249%, 8/1/25	100	100
Calpine Construction Finance Co. LP Tranche B-9 (3 month LIBOR + 2.750%) 0.000%, 3/20/26(6)	150	148
See Notes to Financial Statements.
13

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Utility—continued
Pacific Gas and Electric Co.
(2 month LIBOR + 1.125%) 1.125%, 12/31/20(7)	$ 20	$ 20
(3 month LIBOR + 2.250%) 2.250%, 12/31/20(7)	55	55
Vistra Operations Co. LLC 2018 (1 month LIBOR + 2.000%) 4.486%, 12/31/25	79	78
		401

Total Leveraged Loans (Identified Cost $4,249)		4,191

	Shares
Preferred Stocks—2.3%
Financials—1.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%	220 (8)	222
Huntington Bancshares, Inc. Series E, 5.700%	124 (8)	121
JPMorgan Chase & Co. Series Z, 5.300%	225 (8)	227
KeyCorp Series D, 5.000%	140 (8)	137
M&T Bank Corp. Series F, 5.125%	126 (8)	127
MetLife, Inc. Series D, 5.875%	78 (8)	80
PNC Financial Services Group, Inc. (The) Series R, 4.850%	215 (8)	212
PNC Financial Services Group, Inc. (The) Series S, 5.000%	195 (8)	192
		1,318

	Shares	Value

Industrials—0.5%
General Electric Co. Series D, 5.000%	426 (8)	$ 397
Total Preferred Stocks (Identified Cost $1,718)		1,715

Affiliated Mutual Fund—0.8%
Virtus Newfleet Credit Opportunities Fund Class R6(9)	68,732	641
Total Affiliated Mutual Fund (Identified Cost $687)		641

Total Long-Term Investments—98.2% (Identified Cost $73,091)		73,893

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(9)	671,906	672
Total Short-Term Investment (Identified Cost $672)		672

TOTAL INVESTMENTS—99.1% (Identified Cost $73,763)		$74,565
Other assets and liabilities, net—0.9%		650
NET ASSETS—100.0%		$75,215

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $27,032 or 35.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Interest payments may be deferred.
(5)	No contractual maturity date.
(6)	This loan will settle after March 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Represents unfunded portion of security and commitment fee earned on this portion.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
Canada	2
Netherlands	2
Chile	1
Luxembourg	1
Switzerland	1
Ireland	1
Other	3
Total	100%
† % of total investments as of March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
14

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 7,502	$ —	$ 7,502
Corporate Bonds And Notes	32,971	—	32,971
Foreign Government Securities	1,493	—	1,493
Leveraged Loans	4,191	—	4,191
Mortgage-Backed Securities	14,910	—	14,910
Municipal Bonds	2,396	—	2,396
U.S. Government Securities	8,074	—	8,074
Equity Securities:
Preferred Stocks	1,715	—	1,715
Affiliated Mutual Fund	641	641	—
Money Market Mutual Fund	672	672	—
Total Investments	$74,565	$1,313	$73,252
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.
15

Newfleet CA Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Short-Term Investment—100.9%
Money Market Mutual Fund—100.9%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.372%)(1)	18,513,502	$ 18,514
Total Short-Term Investment (Identified Cost $18,514)		18,514

Value

TOTAL INVESTMENTS—100.9% (Identified Cost $18,514)	$18,514
Other assets and liabilities, net—(0.9)%	(171)
NET ASSETS—100.0%	$18,343

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Money Market Mutual Fund	$18,514	$18,514
Total Investments	$18,514	$18,514
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.
16

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Par Value	Value
Foreign Government Securities—1.5%
Argentine Republic
5.625%, 1/26/22	$ 90	$ 78
4.625%, 1/11/23	250	205
Republic of Egypt
144A 7.500%, 1/31/27(1)	200	209
144A 7.600%, 3/1/29(1)	200	205
Republic of Pakistan 144A 8.250%, 9/30/25(1)	200	214
Total Foreign Government Securities (Identified Cost $907)		911

Mortgage-Backed Securities—1.4%
Non-Agency—1.4%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 3.206%, 3/15/37(1)(2)	650	644
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	180	180
		824

Total Mortgage-Backed Securities (Identified Cost $830)		824

Asset-Backed Securities—1.3%
Automobiles—0.4%
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(1)	215	216
Other—0.9%
SoFi Consumer Loan Program Trust 2018-3, A1 144A 3.200%, 8/25/27(1)	390	391
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	174	170
		561

Total Asset-Backed Securities (Identified Cost $773)		777

Corporate Bonds And Notes—79.3%
Communication Services—11.2%
Altice France S.A. 144A 7.375%, 5/1/26(1)	340	333
Altice Luxembourg S.A. 144A 7.750%, 5/15/22(1)	200	200
	Par Value	Value

Communication Services—continued
Cablevision Systems Corp. 5.875%, 9/15/22	$150	$ 157
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	350	352
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	210	193
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(1)	545	578
Consolidated Communications, Inc. 6.500%, 10/1/22	315	282
CSC Holdings LLC
144A 5.500%, 4/15/27(1)	135	138
144A 7.500%, 4/1/28(1)	200	214
DISH DBS Corp.
5.875%, 7/15/22	95	92
5.000%, 3/15/23	510	459
7.750%, 7/1/26	160	139
Frontier Communications Corp.
8.500%, 4/15/20	396	387
7.625%, 4/15/24(3)	315	172
144A 8.500%, 4/1/26(1)	100	93
iHeartCommunications, Inc. 9.000%, 12/15/19(4)	290	206
Level 3 Financing, Inc.
5.375%, 1/15/24	245	250
5.250%, 3/15/26	135	135
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	290	299
Match Group, Inc. 144A 5.625%, 2/15/29(1)	120	122
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	295	239
Meredith Corp. 6.875%, 2/1/26	330	347
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	200	192
Sprint Corp. 7.875%, 9/15/23	390	409
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	200	196
T-Mobile USA, Inc. 0.000%, 1/15/24(5)	275	—
Univision Communications, Inc. 144A 5.125%, 5/15/23(1)	135	128
West Corp. 144A 8.500%, 10/15/25(1)	145	125
Zayo Group LLC
6.000%, 4/1/23	180	182
	Par Value	Value

Communication Services—continued
6.375%, 5/15/25	$ 70	$ 70
		6,689

Consumer Discretionary—13.2%
American Greetings Corp. 144A 8.750%, 4/15/25(1)	205	186
Beazer Homes USA, Inc.
6.750%, 3/15/25	95	90
5.875%, 10/15/27	250	218
Boyd Gaming Corp.
6.375%, 4/1/26	255	264
6.000%, 8/15/26	145	149
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	325	314
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)(3)	250	236
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	115	119
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	183
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	45	46
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	330
GLP Capital LP
5.250%, 6/1/25	235	246
5.750%, 6/1/28	115	123
Golden Nugget, Inc.
144A 6.750%, 10/15/24(1)	290	291
144A 8.750%, 10/1/25(1)	145	152
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(1)	335	340
International Game Technology plc
144A 6.250%, 2/15/22(1)	200	208
144A 6.250%, 1/15/27(1)	200	205
Lennar Corp. 5.250%, 6/1/26	265	273
M/I Homes, Inc. 5.625%, 8/1/25	205	196
MGM Growth Properties Operating Partnership LP
5.625%, 5/1/24	65	68
4.500%, 1/15/28	120	113
144A 5.750%, 2/1/27(1)	155	160
MGM Resorts International 5.750%, 6/15/25	170	176
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(1)	400	212
See Notes to Financial Statements.
17

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Panther BF Aggregator 2 LP
144A 6.250%, 5/15/26(1)	$ 15	$ 15
144A 8.500%, 5/15/27(1)	255	256
PetSmart, Inc. 144A 7.125%, 3/15/23(1)	115	86
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	65	65
144A 5.750%, 4/15/26(1)	35	35
PulteGroup, Inc. 5.500%, 3/1/26	200	206
Scientific Games International, Inc.
6.625%, 5/15/21	205	207
144A 5.000%, 10/15/25(1)	250	245
144A 8.250%, 3/15/26(1)	120	122
ServiceMaster Co., LLC (The) 144A 5.125%, 11/15/24(1)	180	181
Sonic Automotive, Inc. 6.125%, 3/15/27	200	182
Tenneco, Inc. 5.000%, 7/15/26	240	192
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	346
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	285	277
Vista Outdoor, Inc. 5.875%, 10/1/23	185	172
Weekley Homes LLC 6.625%, 8/15/25	210	201
William Lyon Homes, Inc. 6.000%, 9/1/23	200	193
		7,879

Consumer Staples—3.3%
Albertson’s Cos. LLC
5.750%, 3/15/25	195	185
144A 7.500%, 3/15/26(1)	45	46
Chobani LLC 144A 7.500%, 4/15/25(1)	130	116
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(1)	315	328
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	288
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	245	211
Matterhorn Merger Sub LLC 144A 8.500%, 6/1/26(1)	180	156
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	65	66
144A 5.000%, 8/15/26(1)	305	297
	Par Value	Value

Consumer Staples—continued
Prestige Brands, Inc. 144A 6.375%, 3/1/24(1)	$255	$ 259
		1,952

Energy—8.6%
American Midstream Partners LP 144A 9.500%, 12/15/21(1)	175	161
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	165	167
California Resources Corp.
6.000%, 11/15/24	16	11
144A 8.000%, 12/15/22(1)(3)	204	160
Callon Petroleum Co. 6.125%, 10/1/24	142	142
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	295	321
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(1)	160	164
Chesapeake Energy Corp. 8.000%, 6/15/27	310	305
Citgo Holding, Inc. 144A 10.750%, 2/15/20(1)	135	138
CrownRock LP 144A 5.625%, 10/15/25(1)	260	250
CSI Compressco LP 7.250%, 8/15/22	140	122
Denbury Resources, Inc.
144A 9.250%, 3/31/22(1)	178	172
144A 7.500%, 2/15/24(1)	285	243
Energy Transfer Operating LP 5.875%, 1/15/24	200	219
EP Energy LLC
144A 9.375%, 5/1/24(1)	70	25
144A 8.000%, 11/29/24(1)(3)	45	25
144A 8.000%, 2/15/25(1)	80	28
144A 7.750%, 5/15/26(1)	35	29
Geopark Ltd. 144A 6.500%, 9/21/24(1)	215	216
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(1)	200	198
Nabors Industries, Inc. 5.750%, 2/1/25	165	148
NuStar Logistics LP 5.625%, 4/28/27	155	155
Petrobras Global Finance B.V.
5.299%, 1/27/25	120	122
5.750%, 2/1/29	95	94
Petroleos Mexicanos 5.350%, 2/12/28	95	88
Range Resources Corp.
5.000%, 3/15/23	25	25
	Par Value	Value

Energy—continued
4.875%, 5/15/25	$140	$ 130
Rowan Cos., Inc. 5.400%, 12/1/42	265	163
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)	115	93
Targa Resources Partners LP 144A 5.875%, 4/15/26(1)	175	185
Transocean, Inc.
6.800%, 3/15/38	300	235
144A 7.500%, 1/15/26(1)	65	64
USA Compression Partners LP
6.875%, 4/1/26	230	235
144A 6.875%, 9/1/27(1)	30	30
Vine Oil & Gas LP 144A 8.750%, 4/15/23(1)	205	163
Weatherford International Ltd. 8.250%, 6/15/23	190	134
		5,160

Financials—7.0%
Acrisure LLC
144A 8.125%, 2/15/24(1)(3)	95	98
144A 7.000%, 11/15/25(1)	240	216
Ally Financial, Inc. 5.750%, 11/20/25	235	250
ICAHN Enterprises LP
5.875%, 2/1/22	175	177
6.375%, 12/15/25	145	148
ING Groep N.V. 6.000%, (6)(7)	200	199
iStar, Inc.
6.000%, 4/1/22	170	171
5.250%, 9/15/22	335	330
Ladder Capital Finance Holdings LLLP
144A 5.875%, 8/1/21(1)	265	270
144A 5.250%, 3/15/22(1)	80	81
Nationstar Mortgage Holdings, Inc. 144A 8.125%, 7/15/23(1)	115	119
Nationstar Mortgage LLC 6.500%, 7/1/21	250	250
Navient Corp.
5.875%, 10/25/24	305	295
6.750%, 6/25/25	250	248
Springleaf Finance Corp.
6.125%, 5/15/22	335	347
6.875%, 3/15/25	370	382
7.125%, 3/15/26	85	87
Synchrony Financial 4.375%, 3/19/24	180	182
Synovus Financial Corp. 5.900%, 2/7/29	160	161
See Notes to Financial Statements.
18

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Voya Financial, Inc. 5.650%, 5/15/53	$205	$ 202
		4,213

Health Care—11.0%
Advanz Pharma Corp. 8.000%, 9/6/24	41	38
Avantor, Inc.
144A 6.000%, 10/1/24(1)	130	135
144A 9.000%, 10/1/25(1)	380	412
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	148
144A 8.500%, 1/31/27(1)	430	456
Bausch Health Cos., Inc.
144A 5.500%, 11/1/25(1)	350	357
144A 9.000%, 12/15/25(1)	70	76
Centene Corp. 144A 5.375%, 6/1/26(1)	60	62
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	85	84
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	195	202
DaVita, Inc.
5.125%, 7/15/24	100	99
5.000%, 5/1/25	100	96
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(1)(8)	355	358
Endo Finance LLC 144A 5.375%, 1/15/23(1)	250	205
HCA, Inc.
5.375%, 2/1/25	330	350
5.250%, 6/15/26	165	177
5.625%, 9/1/28	315	333
5.875%, 2/1/29	35	38
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(1)	225	224
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(1)	275	261
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	115	117
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	210	205
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(1)(8)	105	104
Sotera Health Holdings LLC 144A 6.500%, 5/15/23(1)	325	327
	Par Value	Value

Health Care—continued
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(1)	$200	$ 209
144A 6.750%, 7/1/25(1)(3)	55	50
144A 10.000%, 4/15/27(1)	130	132
Tenet Healthcare Corp.
6.000%, 10/1/20	230	238
8.125%, 4/1/22	85	91
5.125%, 5/1/25	110	111
7.000%, 8/1/25(3)	325	329
144A 6.250%, 2/1/27(1)	130	135
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	115	94
WellCare Health Plans, Inc. 5.250%, 4/1/25	135	140
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	220	214
		6,607

Industrials—6.2%
Bombardier, Inc.
144A 6.125%, 1/15/23(1)	95	96
144A 7.500%, 12/1/24(1)	155	161
144A 7.875%, 4/15/27(1)	70	72
Fortress Transportation & Infrastructure Investors LLC
144A 6.750%, 3/15/22(1)	175	178
144A 6.500%, 10/1/25(1)	220	217
Garda World Security Corp. 144A 8.750%, 5/15/25(1)	350	333
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(1)	190	170
Hulk Finance Corp. 144A 7.000%, 6/1/26(1)	165	156
Navistar International Corp. 144A 6.625%, 11/1/25(1)	390	396
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(1)	235	238
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	185	178
RBS Global, Inc. 144A 4.875%, 12/15/25(1)	175	173
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	210	181
Topaz Marine S.A. 144A 9.125%, 7/26/22(1)	360	365
TransDigm, Inc.
6.000%, 7/15/22	105	107
	Par Value	Value

Industrials—continued
6.500%, 7/15/24	$ 95	$ 98
6.500%, 5/15/25	230	234
6.375%, 6/15/26	130	129
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(1)(8)	220	212
		3,694

Information Technology—4.9%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	310	315
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	170	165
CommScope Finance LLC 144A 8.250%, 3/1/27(1)	370	384
Dell International LLC
144A 4.900%, 10/1/26(1)	155	158
144A 5.300%, 10/1/29(1)	155	156
Everi Payments, Inc. 144A 7.500%, 12/15/25(1)	65	67
Exela Intermediate LLC 144A 10.000%, 7/15/23(1)	220	224
First Data Corp.
144A 5.000%, 1/15/24(1)	105	107
144A 5.750%, 1/15/24(1)	450	463
Infor US, Inc. 6.500%, 5/15/22	200	203
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	300	303
ViaSat, Inc.
144A 5.625%, 9/15/25(1)	245	234
144A 5.625%, 4/15/27(1)	150	153
		2,932

Materials—10.2%
AK Steel Corp. 7.000%, 3/15/27(3)	170	142
Alpha 3 BV 144A 6.250%, 2/1/25(1)	280	270
ArcelorMittal 6.125%, 6/1/25	200	222
ARD Securities Finance S.a.r.l. PIK Interest Capitalization, 144A 8.750%, 1/31/23(1)(9)	306	290
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(1)	200	200
BWAY Holding Co.
144A 5.500%, 4/15/24(1)	75	74
144A 7.250%, 4/15/25(1)	190	183
Calumet Specialty Products Partners LP 7.625%, 1/15/22	160	148
See Notes to Financial Statements.
19

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Materials—continued
Cascades, Inc.
144A 5.500%, 7/15/22(1)	$140	$ 141
144A 5.750%, 7/15/23(1)	115	115
Cornerstone Chemical Co. 144A 6.750%, 8/15/24(1)	200	188
CPG Merger Sub LLC 144A 8.000%, 10/1/21(1)	320	318
Eldorado Gold Corp. 144A 6.125%, 12/15/20(1)	175	171
Element Solutions, Inc. 144A 5.875%, 12/1/25(1)	175	176
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(1)	265	266
Greif, Inc. 144A 6.500%, 3/1/27(1)	195	199
Hexion, Inc.
6.625%, 4/15/20	75	63
144A 13.750%, 2/1/22(1)	190	66
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)(3)	315	314
James Hardie International Finance DAC
144A 4.750%, 1/15/25(1)	200	197
144A 5.000%, 1/15/28(1)	200	193
Kraton Polymers LLC 144A 7.000%, 4/15/25(1)	310	313
LSB Industries, Inc. 144A 9.625%, 5/1/23(1)(3)	260	269
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	65	64
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(1)	180	189
Reynolds Group Issuer, Inc.
144A 7.000%, 7/15/24(1)	165	170
RegS 7.000%, 7/15/24(10)	125	129
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	190	192
Teck Resources Ltd. 6.125%, 10/1/35	150	160
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(1)	265	248
United States Steel Corp. 6.250%, 3/15/26	235	220
Vedanta Resources plc 144A 6.375%, 7/30/22(1)	200	194
		6,084

	Par Value	Value

Real Estate—1.0%
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(1)	$240	$ 239
MPT Operating Partnership LP 5.000%, 10/15/27	130	132
Realogy Group LLC 144A 9.375%, 4/1/27(1)	60	61
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)	185	159
		591

Utilities—2.7%
AmeriGas Partners LP 5.500%, 5/20/25	105	105
Calpine Corp. 5.375%, 1/15/23	350	350
Ferrellgas Partners LP 8.625%, 6/15/20	140	106
NRG Energy, Inc.
7.250%, 5/15/26	185	203
5.750%, 1/15/28	55	58
Suburban Propane Partners LP 5.500%, 6/1/24	145	141
TerraForm Power Operating LLC
144A 4.250%, 1/31/23(1)	175	173
144A 5.000%, 1/31/28(1)	240	232
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(1)(5)	500	— (11)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(1)	205	222
		1,590

Total Corporate Bonds And Notes (Identified Cost $48,220)		47,391

Leveraged Loans(2)—11.8%
Aerospace—0.2%
Dynasty Acquisition Co., Inc.
Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/23/26(12)	49	49
Tranche B-1 (3 month LIBOR + 4.000%) 0.000%, 1/23/26(12)	91	91
		140

Chemicals—0.5%
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 5.999%, 2/14/24	57	57
	Par Value	Value

Chemicals—continued
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.749%, 8/25/23	$166	$ 163
US Salt LLC (1 month LIBOR + 4.750%) 7.232%, 1/16/26	55	55
		275

Consumer Durables—0.3%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.500%, 9/29/24	205	202
Consumer Non-Durables—0.9%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.999%, 4/6/24	94	94
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 5.744%, 9/6/24	188	180
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.496%, 5/15/23	128	119
Parfums Holdings Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.879%, 6/30/24	174	171
		564

Energy—0.9%
California Resources Corp.
(1 month LIBOR + 10.375%) 12.871%, 12/31/21	155	163
(1 month LIBOR + 4.750%) 7.246%, 12/31/22	55	54
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 0.000%, 3/27/24(12)	95	95
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 6.500%, 9/27/24	199	198
		510

Financial—0.7%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.999%, 8/4/25	278	281
See Notes to Financial Statements.
20

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Financial—continued
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.249%, 10/1/25	$165	$ 160
		441

Food / Tobacco—0.4%
Chobani LLC First Lien (1 month LIBOR + 3.500%) 5.999%, 10/10/23	123	117
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.499%, 8/16/23	145	145
		262

Food and Drug—0.3%
Albertson’s LLC 2018, Tranche B-7 (1 month LIBOR + 3.000%) 5.499%, 11/17/25	189	187
Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 6.749%, 6/30/22	205	180
Gaming / Leisure—0.4%
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 5.601%, 12/1/23	45	44
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.314%, 8/14/24	10	10
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.750%, 8/18/23	190	189
		243

Healthcare—1.0%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.905%, 1/16/23	155	129
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.249%, 10/10/25	221	207
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 5.749%, 6/30/25	90	86
	Par Value	Value

Healthcare—continued
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 8.000%, 2/22/24	$ 84	$ 77
Wellpath Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 7.999%, 10/1/25	115	109
		608

Housing—0.6%
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.500%, 3/24/25	203	202
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	147	146
		348

Information Technology—0.5%
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.851%, 10/2/25	199	195
Kronos, Inc. Second Lien (3 month LIBOR + 8.250%) 10.986%, 11/1/24	78	79
		274

Manufacturing—0.1%
Commscope, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 2/6/26(12)	60	60
Media / Telecom - Telecommunications—0.6%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.249%, 1/31/25	163	160
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 6.999%, 11/1/24	115	113
Second Lien (1 month LIBOR + 8.250%) 10.749%, 11/1/25	100	98
		371

Media / Telecom - Wireless Communications—0.2%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 5.000%, 2/2/24	113	110
	Par Value	Value

Metals / Minerals—0.4%
Covia Holdings Corp. (weekly LIBOR + 3.750%) 0.000%, 6/1/25(12)	$ 99	$ 84
Graftech International Ltd. (1 month LIBOR + 3.500%) 5.999%, 2/12/25	128	128
		212

Retail—0.3%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.499%, 9/25/24	149	146
Service—1.5%
Crossmark Holdings, Inc. Second Lien (3 month PRIME + 6.500%) 12.000%, 12/21/20(4)	190	1
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.490%, 2/6/26	150	148
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.999%, 4/26/24	94	94
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.500%) 5.999%, 1/3/25	158	155
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 5.499%, 11/8/24	246	244
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.749%, 12/31/25	105	102
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.250%, 2/1/23	157	154
		898

Transportation - Automotive—0.6%
Navistar Financial Corp. (1 month LIBOR + 3.750%) 6.250%, 7/30/25	149	149
Panther BF Aggregator 2 LP Tranche B (3 month LIBOR + 3.500%) 0.000%, 3/18/26(12)	195	192
		341

See Notes to Financial Statements.
21

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Utility—1.1%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.249%, 4/13/23	$146	$ 146
Brookfield WEC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 6.249%, 8/1/25	80	79
Second Lien (1 month LIBOR + 6.750%) 0.000%, 8/3/26(12)	120	120
Lightstone Holdco LLC
Tranche B (1 month LIBOR + 3.750%) 6.249%, 1/30/24	87	84
Tranche C (1 month LIBOR + 3.750%) 6.249%, 1/30/24	5	5
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.499%, 4/15/24	107	106
Vistra Operations Co. LLC (1 month LIBOR + 2.000%) 4.499%, 8/4/23	135	133
		673

Total Leveraged Loans (Identified Cost $7,378)		7,045

	Shares
Preferred Stocks—1.2%
Financials—1.2%
Citigroup, Inc. Series T, 6.250%	190 (13)	200
Huntington Bancshares, Inc. Series E, 5.700%	236 (13)	230
KeyCorp Series D, 5.000%	250 (13)	245
		675

Total Preferred Stocks (Identified Cost $678)		675

Common Stocks—0.0%
Energy—0.0%
Frontera Energy Corp.(3)	1,088	9
Sabine Oil & Gas LLC(14)	160	5
		14

Total Common Stocks (Identified Cost $27)		14

	Shares	Value

Exchange-Traded Funds—1.0%
iShares iBoxx High Yield Corporate Bond Index Fund(15)	3,478	$ 301
SPDR Bloomberg Barclays Short-Term High Yield Bond Index Fund(15)	8,615	310
Total Exchange-Traded Funds (Identified Cost $611)		611

Right—0.0%
Utilities—0.0%
Vistra Energy Corp.(14)(16)	8,563	6
Total Right (Identified Cost $7)		6

Warrants—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(16)	105	— (11)
Sabine Oil & Gas LLC(16)	501	2
		2

Total Warrants (Identified Cost $4)		2

Total Long-Term Investments—97.5% (Identified Cost $59,435)		58,256

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(15)	134,008	134
Total Short-Term Investment (Identified Cost $134)		134

Securities Lending Collateral—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(15)(17)	1,640,510	1,640
Total Securities Lending Collateral (Identified Cost $1,641)		1,640

TOTAL INVESTMENTS—100.5% (Identified Cost $61,210)		$60,030
Other assets and liabilities, net—(0.5)%		(276)
NET ASSETS—100.0%		$59,754
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $30,983 or 51.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	100% of the income received was in cash.
(9)	100% of the income received was in PIK.
(10)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(11)	Amount is less than $500.
(12)	This loan will settle after March 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	Value shown as par value.
(14)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
22

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	Non-income producing.
(17)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Canada	5
Luxembourg	3
Netherlands	2
Ireland	1
United Kingdom	1
Bermuda	1
Other	4
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 777	$ —	$ 777	$—
Corporate Bonds And Notes	47,391	—	47,391	— (1)
Foreign Government Securities	911	—	911	—
Leveraged Loans	7,045	—	7,045	—
Mortgage-Backed Securities	824	—	824	—
Equity Securities:
Exchange-Traded Funds	611	611	—	—
Common Stocks	14	9	—	5
Preferred Stocks	675	—	675	—
Right	6	—	—	6
Warrants	2	—	2	—
Securities Lending Collateral	1,640	1,640	—	—
Money Market Mutual Fund	134	134	—	—
Total Investments	$60,030	$2,394	$57,625	$11

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $2 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.
See Notes to Financial Statements.
23

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.2%
U.S. Treasury Bill 0.000%, 6/27/19	$ 5,230	$ 5,200
U.S. Treasury Note 1.625%, 4/30/19	16,300	16,289
Total U.S. Government Securities (Identified Cost $21,490)		21,489

Municipal Bond—0.0%
Illinois—0.0%
State of Illinois 5.547%, 4/1/19	190	190
Total Municipal Bond (Identified Cost $190)		190

Foreign Government Securities—0.5%
Argentine Republic
5.625%, 1/26/22	523	451
4.625%, 1/11/23	440	360
Republic of South Africa 4.665%, 1/17/24	325	328
Sultanate of Oman 144A 4.125%, 1/17/23(1)	935	894
Total Foreign Government Securities (Identified Cost $2,244)		2,033

Mortgage-Backed Securities—35.3%
Agency—1.6%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	41	42
Pool #AO5149 3.000%, 6/1/27	172	174
Pool #AL7532 3.000%, 11/1/27	565	572
Pool #AS5730 3.000%, 9/1/30	1,091	1,101
Pool #AS5927 3.000%, 10/1/30	507	512
Pool #AZ4794 3.000%, 10/1/30	3,526	3,560
Pool #MA0908 4.000%, 11/1/31	269	280
Pool #AC3654 5.000%, 10/1/39	187	202
Pool #AD3841 4.500%, 4/1/40	77	82
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	1	1
Government National Mortgage Association
	Par Value	Value
Agency—continued
Pool #345039 7.000%, 9/15/23	$ 4	$ 4
Pool #780023 7.000%, 9/15/24	3	3
Pool #407660 7.000%, 7/15/25	9	9
		6,542

Non-Agency—33.7%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(1)	166	165
Ajax Mortgage Loan Trust 2017-B, A 144A 3.163%, 9/25/56(1)(2)	548	545
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	186	188
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(2)	688	686
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	1,459	1,464
2018-3, A1 144A 3.649%, 9/25/48(1)(2)	2,597	2,610
2019-1, A1 144A 3.920%, 11/25/48(1)(2)	1,463	1,477
Angel Oak Mortgage Trust LLC 2017-3, A1 144A 2.708%, 11/25/47(1)(2)	292	290
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(2)	1,999	2,021
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	1,032	1,039
Aventura Mall Trust
2013-AVM, A 144A 3.743%, 12/5/32(1)(2)	1,721	1,741
2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	1,130	1,143
Banc of America Funding Trust
2004-B, 2A1 4.943%, 11/20/34(2)	20	20
2005-1, 1A1 5.500%, 2/25/35	105	105
2006-2, 3A1 6.000%, 3/25/36	23	24
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1 6.000%, 10/25/34	1,886	1,970
2004-24CB, 1A1 6.000%, 11/25/34	164	166
	Par Value	Value

Non-Agency—continued
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.076%, 8/25/34(2)	$ 446	$ 446
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.765%, 7/25/36(1)(2)	239	230
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	253	254
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(2)	631	627
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(2)	472	474
Bear Stearns ARM Trust 2004-9, 22A1 4.714%, 11/25/34(2)	340	345
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(1)(2)	1,260	1,260
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 3.060%, 4/15/35(1)(2)	550	541
2018-GW, B (1 month LIBOR + 1.020%) 144A 3.504%, 5/15/35(1)(2)	1,265	1,256
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	590	606
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.404%, 12/15/36(1)(2)	1,200	1,195
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	122	131
2014-A, A 144A 4.000%, 1/25/35(1)(2)	293	301
2013-A, A 144A 3.000%, 5/25/42(1)(2)	1,035	1,022
2015-PS1, A1 144A 3.750%, 9/25/42(1)(2)	205	208
2015-A, A1 144A 3.500%, 6/25/58(1)(2)	459	461
2018-RP3, A1 144A 3.250%, 3/25/61(1)(2)	873	877
See Notes to Financial Statements.
24

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A 3.484%, 4/15/36(1)(2)	$ 1,090	$ 1,090
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.634%, 12/17/33(1)(2)	624	624
COLT Mortgage Loan Trust Funding LLC
2016-2, A1 144A 2.750%, 9/25/46(1)(2)	351	350
2017-1, A3 144A 3.074%, 5/27/47(1)(2)	181	181
2018-1, A1 144A 2.930%, 2/25/48(1)(2)	824	820
2018-2, A1 144A 3.470%, 7/27/48(1)(2)	459	460
2018-3, A1 144A 3.692%, 10/26/48(1)(2)	928	930
2019-1, A1 144A 3.705%, 3/25/49(1)(2)	1,132	1,137
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(2)	460	480
Commercial Mortgage Trust 2014-277P, A 144A 3.611%, 8/10/49(1)(2)	2,595	2,693
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	294	291
2018-1, A 144A 3.804%, 6/15/51(1)	684	694
2018-2, A 144A 4.026%, 11/15/52(1)	1,037	1,067
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	34	35
2003-AR30, 5A1 4.449%, 1/25/34(2)	195	200
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.998%, 4/25/43(1)(2)	586	584
2014-IVR2, A2 144A 3.763%, 4/25/44(1)(2)	592	591
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(2)	665	667
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(2)	163	162
2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	265	264
	Par Value	Value

Non-Agency—continued
2017-2A, A1 144A 2.453%, 6/25/47(1)(2)	$ 209	$ 207
2017-3A, A3 144A 2.813%, 10/25/47(1)(2)	342	340
2018-2A, A1 144A 3.479%, 4/25/58(1)(2)	1,222	1,229
2018-3A, A1 144A 3.789%, 8/25/58(1)(2)	294	296
2019-1A, A1 144A 3.743%, 1/25/59(1)(2)	1,163	1,167
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	1,750	1,762
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(1)(2)	810	806
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	796	796
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	532	529
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	624	637
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.617%, 6/25/34(2)	82	84
GSAA Home Equity Trust
2005-1, AF4 5.619%, 11/25/34(2)	61	61
2005-12, AF3W 4.999%, 9/25/35(2)	35	36
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	304	316
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,061
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(2)	906	915
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	877	889
2019-1, A1 144A 3.454%, 1/25/59(1)(2)	1,440	1,440
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	74	73
JP Morgan Mortgage Trust 2005-A5, 1A2 4.244%, 8/25/35(2)	533	539
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
2004-1, 21A1 4.468%, 4/25/34(2)	46	47
	Par Value	Value

Non-Agency—continued
2004-10, 21A1 4.552%, 1/25/35(2)	$ 349	$ 353
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.229%, 6/25/33(2)	161	163
2003-AR4, 2A1 4.088%, 8/25/33(2)	91	90
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(1)	288	296
2014-C22, A4 3.801%, 9/15/47	1,695	1,762
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.392%, 6/25/29(1)(2)	1,054	1,058
2014-2, 2A2 144A 3.500%, 6/25/29(1)(2)	842	852
2006-A2, 4A1 4.482%, 8/25/34(2)	83	85
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	647	644
2015-1, AM1 144A 3.621%, 12/25/44(1)(2)	373	371
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	587	597
2015-5, A2 144A 3.270%, 5/25/45(1)(2)	507	506
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	936	952
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	896	877
2017-5, A1 144A 3.175%, 10/26/48(1)(2)	2,631	2,630
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	200	199
2018-8, A3 144A 4.000%, 1/25/49(1)(2)	341	345
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	1,195	1,199
LoanDepot Station Place Agency Securitization Trust 2017-LD1, C (1 month LIBOR + 1.300%) 144A 3.785%, 11/25/50(1)(2)(3)	775	775
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	79	82
2004-4, 6A1 5.500%, 4/25/34	102	106
2004-7, 9A1 6.000%, 8/25/34	92	95
See Notes to Financial Statements.
25

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2005-2, 2A1 6.000%, 1/25/35	$ 343	$ 356
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	182	184
Mill City Mortgage Trust
2015-1, A3 144A 3.000%, 6/25/56(1)(2)	600	596
2016-1, A1 144A 2.500%, 4/25/57(1)(2)	820	813
2017-1, A1 144A 2.750%, 11/25/58(1)(2)	1,401	1,387
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,588
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	1,660	1,637
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 3.184%, 11/15/34(1)(2)	1,080	1,075
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.957%, 6/25/44(1)(2)	350	346
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.404%, 8/15/34(1)(2)	1,682	1,675
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	121	124
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	1,984	2,006
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.236%, 1/25/48(1)(2)	1,694	1,682
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(2)	2,798	2,812
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	1,270	1,283
2014-2A, A3 144A 3.750%, 5/25/54(1)(2)	120	121
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(2)	1,057	1,068
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	1,487	1,504
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	858	863
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	848	857
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	2,400	2,425
	Par Value	Value

Non-Agency—continued
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	$ 372	$ 380
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	1,700	1,736
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.210%, 3/25/35(2)	941	948
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(1)(2)	1,203	1,187
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	835	842
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	562	574
2018-1, A2 (1 month LIBOR + 0.650%) 144A 3.135%, 6/25/57(1)(2)	975	968
Pretium Mortgage Credit Partners I LLC
2018-NPL1, A1 144A 3.375%, 1/27/33(1)(2)	839	834
2018-NPL3, A1 144A 4.125%, 8/25/33(1)(2)	450	452
2019-NPL1, A1 144A 4.213%, 7/25/60(1)(2)	942	945
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	690	680
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,768
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	1,177	1,186
Residential Mortgage Loan Trust 2019-1, A1 144A 3.936%, 10/25/58(1)(2)	1,341	1,343
Sequoia Mortgage Trust 2015-4, A1 144A 3.000%, 11/25/30(1)(2)	2,049	2,047
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(2)	2,431	2,451
2019-IMC1, A1 144A 3.468%, 4/25/49(1)(2)	995	995
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 3.434%, 1/17/35(1)(2)	667	666
Structured Adjustable Rate Mortgage Loan Trust
2004-1, 6A 4.709%, 2/25/34(2)	430	430
2004-4, 3A1 4.554%, 4/25/34(2)	81	83
2004-4, 3A2 4.554%, 4/25/34(2)	392	402
	Par Value	Value

Non-Agency—continued
2004-14, 7A 4.480%, 10/25/34(2)	$ 165	$ 165
Structured Asset Securities Corp. 2003-37A, 2A 4.448%, 12/25/33(2)	90	90
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.769%, 11/25/33(2)	244	245
Sutherland Commercial Mortgage Loans 2018-SBC7, A 144A 4.720%, 5/25/39(1)(2)	912	913
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(1)(2)	294	292
2016-1, A1B 144A 2.750%, 2/25/55(1)(2)	454	450
2015-5, A1B 144A 2.750%, 5/25/55(1)(2)	557	552
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	275	277
2016-2, A1 144A 3.000%, 8/25/55(1)(2)	218	217
2016-3, A1 144A 2.250%, 4/25/56(1)(2)	669	658
2016-4, A1 144A 2.250%, 7/25/56(1)(2)	1,146	1,123
2017-1, A1 144A 2.750%, 10/25/56(1)(2)	2,001	1,979
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	686	695
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	749	761
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	1,731	1,712
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	1,321	1,323
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	360	355
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(2)	714	716
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(2)	90	89
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	858	859
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	714	713
See Notes to Financial Statements.
26

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)(2)	$ 1,745	$ 1,750
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)(2)	327	328
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(2)	1,140	1,148
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(2)	131	131
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	724	717
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	1,035	1,030
2018-INV1, A3 144A 4.052%, 3/25/58(1)(2)	549	554
2018-2, A1 144A 3.677%, 6/1/58(1)(2)	3,285	3,317
2019-1, A1 144A 3.836%, 2/25/59(1)(2)	1,498	1,509
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	995	995
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1 4.465%, 6/25/33(2)	42	43
2003-J, 2A1 4.583%, 10/25/33(2)	90	91
2003-J, 5A1 4.615%, 10/25/33(2)	166	169
2004-A, A1 5.015%, 2/25/34(2)	40	42
2004-K, 1A2 4.481%, 7/25/34(2)	138	141
2004-U, A1 4.744%, 10/25/34(2)	44	45
2004-Z, 2A1 4.976%, 12/25/34(2)	79	81
2005-AR12, 2A5 4.881%, 6/25/35(2)	1,104	1,134
2005-14, 2A1 5.500%, 12/25/35	40	41
		139,244

Total Mortgage-Backed Securities (Identified Cost $145,384)		145,786

	Par Value	Value

Asset-Backed Securities—31.3%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(1)	$ 920	$ 916
Automobiles—19.0%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	362	363
2019-1, A 144A 3.750%, 5/20/22(1)	1,150	1,155
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(1)	748	747
2018-3, C 144A 3.750%, 10/15/24(1)	1,090	1,095
2018-4, C 144A 3.970%, 1/13/25(1)	1,110	1,125
2019-1, C 144A 3.500%, 4/14/25(1)	1,200	1,207
AmeriCredit Automobile Receivables Trust
2015-3, C 2.730%, 3/8/21	498	498
2015-4, C 2.880%, 7/8/21	700	700
2016-1, B 2.300%, 3/8/21	1,328	1,327
2016-2, B 2.210%, 5/10/21	813	812
2016-4, C 2.410%, 7/8/22	725	722
2017-1, C 2.710%, 8/18/22	915	913
2018-1, D 3.820%, 3/18/24	975	992
2019-1, C 3.360%, 2/18/25	1,200	1,211
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(1)	527	525
Avis Budget Rental Car Funding LLC
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(1)	910	905
	Par Value	Value

Automobiles—continued
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	$ 800	$ 801
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,111
(AESOP) 2019-1A, A 144A 3.450%, 3/20/23(1)	1,000	1,011
California Republic Auto Receivables Trust
2015-3, B 2.700%, 9/15/21	650	648
2016-1, B 3.430%, 2/15/22	785	787
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	920	909
CarMax Auto Owner Trust
2015-2, C 2.390%, 3/15/21	1,495	1,492
2016-2, B 2.160%, 12/15/21	750	744
2017-1, B 2.540%, 9/15/22	900	895
2019-1, C 3.740%, 1/15/25	1,175	1,191
CarNow Auto Receivables Trust 2017-1A, A 144A 2.920%, 9/15/22(1)	267	266
Carvana Auto Receivables Trust 2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,203
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	709	702
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(1)	965	969
CPS Auto Receivables Trust
2017-C, B 144A 2.300%, 7/15/21(1)	1,072	1,070
2017-D, B 144A 2.430%, 1/18/22(1)	1,235	1,231
2018-C, D 144A 4.400%, 6/17/24(1)	905	923
Credit Acceptance Auto Loan Trust 2018-1A, A 144A 3.010%, 2/16/27(1)	505	505
See Notes to Financial Statements.
27

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Drive Auto Receivables Trust
2015-DA, C 144A 3.380%, 11/15/21(1)	$ 33	$ 33
2016-CA, C 144A 3.020%, 11/15/21(1)	813	813
2017-AA, C 144A 2.980%, 1/18/22(1)	599	600
2018-4, D 4.090%, 1/15/26	220	224
2019-1, C 3.780%, 4/15/25	1,175	1,192
DT Auto Owner Trust
2016-3A, C 144A 3.150%, 3/15/22(1)	51	51
2016-4A, C 144A 2.740%, 10/17/22(1)	324	323
2018-1A, C 144A 3.470%, 12/15/23(1)	910	913
2018-3A, C 144A 3.790%, 7/15/24(1)	1,835	1,855
2019-1A, C 144A 3.610%, 11/15/24(1)	800	806
Exeter Automobile Receivables Trust
2015-1A, C 144A 4.100%, 12/15/20(1)	271	272
2015-2A, C 144A 3.900%, 3/15/21(1)	867	869
2016-3A, B 144A 2.840%, 8/16/21(1)	998	997
2017-1A, B 144A 3.000%, 12/15/21(1)	794	794
2017-3A, B 144A 2.810%, 9/15/22(1)	545	543
2018-1A, C 144A 3.030%, 1/17/23(1)	2,200	2,201
2018-2A, C 144A 3.690%, 3/15/23(1)	915	922
2018-3A, C 144A 3.710%, 6/15/23(1)	1,105	1,116
	Par Value	Value

Automobiles—continued
2019-1A, C 144A 3.820%, 12/16/24(1)	$ 1,165	$ 1,177
First Investors Auto Owner Trust
2016-2A, C 144A 2.530%, 7/15/22(1)	1,490	1,477
2017-2A, B 144A 2.650%, 11/15/22(1)	900	896
Flagship Credit Auto Trust
2014-2, D 144A 5.210%, 2/15/21(1)	905	908
2015-2, C 144A 4.080%, 12/15/21(1)	505	509
2016-1, A 144A 2.770%, 12/15/20(1)	19	19
2016-2, B 144A 3.840%, 9/15/22(1)	1,390	1,397
2016-3, D 144A 3.890%, 11/15/22(1)	795	801
2019-1, C 144A 3.600%, 2/18/25(1)	780	788
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A 2.870%, 10/15/21(1)	241	241
2017-1, B 144A 3.050%, 12/15/22(1)	855	853
2018-1, C 144A 3.680%, 8/15/23(1)	910	920
GLS Auto Receivables Issuer Trust 2019-1A, B 144A 3.650%, 12/16/24(1)	1,250	1,260
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	560	559
2018-1A, A 144A 2.820%, 7/15/22(1)	540	540
2018-3A, C 144A 4.180%, 7/15/24(1)	1,340	1,364
	Par Value	Value

Automobiles—continued
GM Financial Consumer Automobile 2017-1A, B 144A 2.300%, 6/16/23(1)	$ 915	$ 908
Hertz Vehicle Financing II LP
2015-1A, A 144A 2.730%, 3/25/21(1)	735	733
2015-3A, A 144A 2.670%, 9/25/21(1)	925	919
2016-4A, A 144A 2.650%, 7/25/22(1)	2,140	2,114
2019-1A, A 144A 3.710%, 3/25/23(1)	970	982
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	723	722
Hyundai Auto Receivables Trust
2015-A, D 2.730%, 6/15/21	550	550
2015-C, B 2.150%, 11/15/21	1,500	1,496
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	925	920
Santander Drive Auto Receivables Trust
2014-4, D 3.100%, 11/16/20	469	469
2016-1, C 3.090%, 4/15/22	1,269	1,270
2017-1, C 2.580%, 5/16/22	915	913
2018-2, C 3.350%, 7/17/23	920	925
Tesla Auto Lease Trust
2018-A, A 144A 2.320%, 12/20/19(1)	399	399
2018-B, B 144A 4.120%, 10/20/21(1)	925	934
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	877	889
Westlake Automobile Receivables Trust
2016-2A, C 144A 2.830%, 5/17/21(1)	237	237
See Notes to Financial Statements.
28

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2017-2A, C 144A 2.590%, 12/15/22(1)	$ 910	$ 906
2018-1A, C 144A 2.920%, 5/15/23(1)	1,733	1,732
2018-3A, C 144A 3.610%, 10/16/23(1)	1,348	1,360
		78,366

Home Equity Loans—0.1%
Asset Backed Funding Certificates 2005-AQ1, A6 4.741%, 1/25/35(2)	30	30
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(2)	98	99
Centex Home Equity Loan Trust
2002-A, AF6 5.540%, 1/25/32	40	40
2004-D, AF5 5.850%, 9/25/34(2)	162	164
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	74	73
		406

Other—11.2%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	614	609
Ascentium Equipment Receivables Trust 2018-1A, B 144A 3.460%, 11/13/23(1)	1,480	1,499
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	1,215	1,215
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	867	869
AXIS Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	1,015	1,025
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	529	524
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	21	21
	Par Value	Value

Other—continued
2013-A, A 144A 3.010%, 12/4/28(1)	$ 753	$ 744
2015-A, A 144A 2.880%, 5/2/30(1)	205	202
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(1)	2,666	2,660
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	715	718
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	808	809
DB Master Finance LLC
2015-1A, A2II 144A 3.980%, 2/20/45(1)	878	877
2017-1A, A2I 144A 3.629%, 11/20/47(1)	1,134	1,134
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	830	827
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	1,220	1,225
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	1,044	1,043
2019-1A, A 144A 3.860%, 11/15/34(1)	1,195	1,195
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	146	146
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(1)	905	899
Hilton Grand Vacations Trust
2013-A, A 144A 2.280%, 1/25/26(1)	270	270
2014-AA, A 144A 1.770%, 11/25/26(1)	92	91
2017-AA, A 144A 2.660%, 12/26/28(1)	495	491
2018-AA, A 144A 3.540%, 2/25/32(1)	998	1,012
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,095	1,123
	Par Value	Value

Other—continued
Marlette Funding Trust
2018-1A, A 144A 2.610%, 3/15/28(1)	$ 299	$ 298
2018-3A, A 144A 3.200%, 9/15/28(1)	569	569
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(1)	111	111
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	158	155
2016-1A, A 144A 2.250%, 12/20/33(1)	760	747
2017-1A, A 144A 2.420%, 12/20/34(1)	689	675
OneMain Financial Issuance Trust
2015-1A, A 144A 3.190%, 3/18/26(1)	105	105
2018-1A, A 144A 3.300%, 3/14/29(1)	1,895	1,904
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	905	911
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	251
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	170	168
2018-A, A 144A 3.100%, 11/8/30(1)	244	245
Prosper Marketplace Issuance Trust
2018-1A, A 144A 3.110%, 6/17/24(1)	251	251
2018-2A, B 144A 3.960%, 10/15/24(1)	1,245	1,253
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	585	580
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	177	177
See Notes to Financial Statements.
29

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
2016-2A, A 144A 2.330%, 7/20/33(1)	$ 229	$ 226
2018-2A, A 144A 3.500%, 6/20/35(1)	617	625
2019-1A, B 144A 3.420%, 1/20/36(1)	1,205	1,212
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	570	570
2017-1, A 144A 3.280%, 1/26/26(1)	770	773
2017-5, A2 144A 2.780%, 9/25/26(1)	545	543
2017-6, A2 144A 2.820%, 11/25/26(1)	925	921
SoFi Consumer Loan Program Trust
2018-2, A2 144A 3.350%, 4/26/27(1)	920	923
2018-3, A1 144A 3.200%, 8/25/27(1)	210	210
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	823	822
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	1,216	1,207
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	1,385	1,387
Upstart Securitization Trust
2017-2, B 144A 3.748%, 3/20/25(1)	1,440	1,440
2019-1, A 144A 3.450%, 4/20/26(1)	1,200	1,201
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	651	644
2017-A, A 144A 2.330%, 3/20/35(1)	613	602
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	49	49
2015-AA, A 144A 2.790%, 6/16/31(1)	128	127
	Par Value	Value

Other—continued
Wendy’s Funding LLC 2015-1A, A2II 144A 4.080%, 6/15/45(1)	$ 1,351	$ 1,365
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	512	512
2018-1A, A 144A 3.380%, 12/20/31(1)	1,298	1,301
		46,288

Student Loan—0.8%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	531	524
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(1)	77	77
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	472	467
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	920	914
SLM Private Education Loan Trust
2013-B, A2A 144A 1.850%, 6/17/30(1)	240	240
2013-C, A2A 144A 2.940%, 10/15/31(1)	52	52
2014-A, A2A 144A 2.590%, 1/15/26(1)	209	209
SoFi Professional Loan Program LLC
2014-B, A2 144A 2.550%, 8/27/29(1)	214	213
2015-A, A2 144A 2.420%, 3/25/30(1)	78	78
2016-A, A2 144A 2.760%, 12/26/36(1)	255	253
2017-B, A1FX 144A 1.830%, 5/25/40(1)	137	136
2017-C, A2A 144A 1.750%, 7/25/40(1)	267	266
		3,429

Total Asset-Backed Securities (Identified Cost $129,103)		129,405

	Par Value	Value

Corporate Bonds And Notes—21.9%
Communication Services—1.6%
AT&T, Inc.
2.800%, 2/17/21	$ 290	$ 290
(3 month LIBOR + 0.890%) 3.583%, 2/15/23(2)	475	463
(3 month LIBOR + 1.180%) 3.777%, 6/12/24(2)	1,095	1,086
Axtel SAB de C.V. 144A 6.375%, 11/14/24(1)	550	550
Comcast Corp.
3.950%, 10/15/25	384	402
(3 month LIBOR + 0.440%) 3.032%, 10/1/21(2)	136	136
(3 month LIBOR + 0.630%) 3.417%, 4/15/24(2)	45	45
Crown Castle International Corp. 4.875%, 4/15/22	930	981
Discovery Communications LLC 3.300%, 5/15/22	920	924
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	928	928
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.784%, 5/15/25(2)	986	986
		6,791

Consumer Discretionary—1.5%
Aptiv Corp. 4.150%, 3/15/24	735	760
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	735	745
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,170
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	676
3.200%, 7/6/21	975	971
GLP Capital LP 5.250%, 6/1/25	640	670
Horton (D.R.), Inc. 4.750%, 2/15/23	895	930
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	176
		6,098

Consumer Staples—2.0%
Altria Group, Inc.
3.490%, 2/14/22	46	47
3.800%, 2/14/24	1,031	1,050
4.400%, 2/14/26	56	58
See Notes to Financial Statements.
30

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Anheuser-Busch InBev Worldwide, Inc. 4.150%, 1/23/25	$ 1,101	$ 1,148
BAT Capital Corp. 2.764%, 8/15/22	1,105	1,087
Campbell Soup Co.
3.300%, 3/15/21	225	226
3.650%, 3/15/23	555	563
Conagra Brands, Inc. 4.300%, 5/1/24	1,090	1,130
CVS Health Corp.
3.700%, 3/9/23	1,501	1,525
(3 month LIBOR + 0.720%) 3.321%, 3/9/21(2)	265	265
Kraft Heinz Foods Co. (The)
3.500%, 7/15/22	90	91
4.000%, 6/15/23	920	947
		8,137

Energy—1.4%
Anadarko Petroleum Corp. 4.850%, 3/15/21	422	438
Andeavor Logistics LP 3.500%, 12/1/22	1,000	1,010
Energy Transfer Partners LP 4.500%, 11/1/23	310	323
Kinder Morgan, Inc.
3.150%, 1/15/23	1,005	1,007
144A 5.625%, 11/15/23(1)	85	93
Petroleos Mexicanos 4.625%, 9/21/23	1,005	990
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,475	1,593
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	255	259
		5,713

Financials—7.9%
Ares Capital Corp. 3.500%, 2/10/23	740	720
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	1,062
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	755	736
Bank of America Corp.
2.650%, 4/1/19	350	350
4.200%, 8/26/24	2,155	2,232
	Par Value	Value

Financials—continued
(3 month LIBOR + 0.770%) 3.503%, 2/5/26(2)	$ 705	$ 689
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)(5)	520	545
Capital One N.A. 2.950%, 7/23/21	1,085	1,089
Citigroup, Inc. (3 month LIBOR + 1.250%) 3.842%, 7/1/26(2)	1,080	1,081
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	935	937
First Tennessee Bank N.A. 2.950%, 12/1/19	250	250
FS KKR Capital Corp.
4.250%, 1/15/20	176	176
4.750%, 5/15/22	185	184
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	345
3.000%, 4/26/22	900	900
4.250%, 10/21/25	715	732
(3 month LIBOR + 1.170%) 3.854%, 5/15/26(2)	900	883
(3 month LIBOR + 1.750%) 4.515%, 10/28/27(2)	2,015	2,035
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	1,010	1,021
HSBC Holdings plc
2.950%, 5/25/21	860	860
(3 month LIBOR + 1.500%) 4.295%, 1/5/22(2)	476	486
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	261
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	250	251
2.957%, 11/8/22	370	367
(3 month LIBOR + 0.750%) 3.488%, 11/8/20(2)	370	370
iStar, Inc. 5.250%, 9/15/22	380	374
JPMorgan Chase & Co. 2.250%, 1/23/20	540	538
Lincoln National Corp.
4.200%, 3/15/22	470	488
(3 month LIBOR + 2.040%) 4.801%, 4/20/67(2)(6)	75	61
	Par Value	Value

Financials—continued
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(1)	$ 650	$ 648
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	555
Morgan Stanley
4.100%, 5/22/23	730	750
(3 month LIBOR + 0.930%) 3.691%, 7/22/22(2)	725	729
(3 month LIBOR + 1.400%) 4.179%, 10/24/23(2)	730	741
Navient Corp. 5.875%, 10/25/24	810	784
Santander Holdings USA, Inc.
4.450%, 12/3/21	932	960
3.700%, 3/28/22	735	743
SBA Tower Trust
144A 3.156%, 10/8/20(1)	750	750
144A 2.877%, 7/9/21(1)	800	793
144A 3.168%, 4/11/22(1)	730	726
Synchrony Financial 4.375%, 3/19/24	1,220	1,236
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	720
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	397
Wells Fargo & Co. (3 month LIBOR + 1.230%) 3.974%, 10/31/23(2)	2,060	2,093
		32,648

Health Care—2.3%
AbbVie, Inc.
2.300%, 5/14/21	495	489
3.375%, 11/14/21	99	100
3.200%, 11/6/22	45	45
2.850%, 5/14/23	495	490
Allergan Funding SCS
3.000%, 3/12/20	85	85
3.450%, 3/15/22	1,010	1,019
Bausch Health Cos., Inc. 144A 6.500%, 3/15/22(1)	105	109
Becton Dickinson & Co.
2.894%, 6/6/22	322	320
3.363%, 6/6/24	192	192
See Notes to Financial Statements.
31

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Health Care—continued
(3 month LIBOR + 0.875%) 3.476%, 12/29/20(2)	$ 227	$ 227
Cardinal Health, Inc. 2.616%, 6/15/22	735	726
Cigna Corp.
144A 3.750%, 7/15/23(1)	459	471
144A 4.125%, 11/15/25(1)	38	39
144A 4.375%, 10/15/28(1)	78	81
(3 month LIBOR + 0.890%) 144A 3.677%, 7/15/23(1)(2)	388	386
HCA, Inc. 5.375%, 2/1/25	570	604
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	435	430
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	895	918
Tenet Healthcare Corp. 4.625%, 7/15/24	550	551
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	1,200	1,204
(3 month LIBOR + 0.750%) 3.375%, 3/19/21(2)	1,100	1,096
		9,582

Industrials—1.6%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	718	748
BAT Capital Corp. (3 month LIBOR + 0.880%) 3.564%, 8/15/22(2)	1,030	1,026
CNH Industrial N.V. 4.500%, 8/15/23	1,314	1,363
Masco Corp. 5.950%, 3/15/22	224	240
Owens Corning 4.200%, 12/15/22	920	945
Penske Truck Leasing Co., LP
144A 4.125%, 8/1/23(1)	895	922
	Par Value	Value

Industrials—continued
RegS 2.500%, 6/15/19(4)	$ 150	$ 150
TransDigm, Inc. 6.500%, 7/15/24	395	406
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	922	970
		6,770

Information Technology—0.8%
Broadcom Corp. 2.375%, 1/15/20	1,170	1,164
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	657	652
Dell International LLC 144A 4.000%, 7/15/24(1)	395	398
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	235	238
(3 month LIBOR + 0.720%) 3.515%, 10/5/21(2)	145	145
VMware, Inc. 2.950%, 8/21/22	855	846
		3,443

Materials—1.1%
ArcelorMittal 6.125%, 6/1/25	950	1,054
DowDuPont, Inc.
3.766%, 11/15/20	146	148
(3 month LIBOR + 0.710%) 3.394%, 11/15/20(2)	243	245
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(1)	450	452
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	900	917
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(1)	312	335
NOVA Chemicals Corp. 144A 4.875%, 6/1/24(1)	320	314
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	300	306
	Par Value	Value

Materials—continued
Syngenta Finance NV
144A 3.698%, 4/24/20(1)	$ 365	$ 366
144A 3.933%, 4/23/21(1)	365	367
		4,504

Real Estate—0.6%
Corporate Office Properties LP 3.700%, 6/15/21	220	219
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	920	911
Hospitality Properties Trust 4.650%, 3/15/24	430	438
Office Properties Income Trust 4.150%, 2/1/22	580	584
Senior Housing Properties Trust 3.250%, 5/1/19	125	125
Ventas Realty LP 2.700%, 4/1/20	152	152
		2,429

Utilities—1.1%
American Electric Power Co., Inc. Series I 3.650%, 12/1/21	431	440
Exelon Corp.
2.850%, 6/15/20	805	804
3.497%, 6/1/22	571	577
PNM Resources, Inc. 3.250%, 3/9/21	810	810
PSEG Power LLC 3.850%, 6/1/23	297	304
Southern Co. (The) 2.950%, 7/1/23	920	918
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	726
		4,579

Total Corporate Bonds And Notes (Identified Cost $90,264)		90,694

See Notes to Financial Statements.
32

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Leveraged Loans(2)—3.4%
Aerospace—0.2%
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.999%, 5/30/25	$ 230	$ 224
2018, Tranche F (1 month LIBOR + 2.500%) 4.999%, 6/9/23	728	710
		934

Energy—0.0%
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 3.750%, 7/16/21(7)(8)	1	—
Financial—0.1%
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.499%, 12/27/22	217	215
Food / Tobacco—0.1%
Aramark Intermediate HoldCo Corp.
Tranche B-2 (1 month LIBOR + 1.750%) 4.249%, 3/28/24	288	286
Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 3/11/25	345	342
		628

Gaming / Leisure—0.8%
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 4.658%, 9/15/23	759	752
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.749%, 4/18/24	611	600
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.875%, 4/17/24	485	480
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.236%, 10/25/23	578	576
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.314%, 8/14/24	20	19
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 5.000%, 6/8/23	356	353
	Par Value	Value

Gaming / Leisure—continued
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 4.249%, 5/30/25	$ 518	$ 510
		3,290

Healthcare—0.7%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.231%, 11/27/25	195	192
(1 month LIBOR + 3.000%) 5.481%, 6/2/25	447	444
HCA, Inc. Tranche B-11 (1 month LIBOR + 1.750%) 4.249%, 3/17/23	1,788	1,786
IQVIA, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 0.000%, 6/11/25(9)	529	523
		2,945

Information Technology—0.2%
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 9/7/23(9)	537	531
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	122	120
Tranche B-4 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	87	87
		738

Manufacturing—0.2%
Commscope, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 2/6/26(9)	760	759
Media / Telecom - Cable/Wireless Video—0.4%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 4/30/25(9)	826	820
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.734%, 1/15/26	745	722
		1,542

	Par Value	Value

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 4.999%, 2/28/25	$ 359	$ 350
Media / Telecom - Telecommunications—0.1%
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.736%, 2/22/24	548	541
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.500%, 4/11/25	402	393
Service—0.2%
Trans Union LLC 2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.499%, 6/19/25	795	783
Utility—0.2%
Pacific Gas and Electric Co.
(2 month LIBOR + 1.125%) 1.125%, 12/31/20(10)	115	115
(3 month LIBOR + 2.250%) 2.250%, 12/31/20(10)	345	345
Vistra Operations Co. LLC 2018 (1 month LIBOR + 2.000%) 4.486%, 12/31/25	407	400
		860

Total Leveraged Loans (Identified Cost $14,136)		13,978

	Shares
Preferred Stocks—1.1%
Financials—1.1%
Bank of New York Mellon Corp. (The) Series E, 4.950%	1,380 (11)	1,394
Citigroup, Inc. Series T, 6.250%	1,020 (11)	1,074
Huntington Bancshares, Inc. Series E, 5.700%	480 (11)	468
JPMorgan Chase & Co. Series Z, 5.300%	1,155 (11)	1,167
See Notes to Financial Statements.
33

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value
Financials—continued
Wells Fargo & Co. Series K, 6.381%	325 (11)	$ 327
		4,430

Total Preferred Stocks (Identified Cost $4,425)		4,430

Total Long-Term Investments—98.7% (Identified Cost $407,236)		408,005

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(12)	7,463,065	7,463
Total Short-Term Investment (Identified Cost $7,463)		7,463

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(12)(13)	540,900	541
Total Securities Lending Collateral (Identified Cost $541)		541

Value

TOTAL INVESTMENTS—100.7% (Identified Cost $415,240)	$416,009
Other assets and liabilities, net—(0.7)%	(2,736)
NET ASSETS—100.0%	$413,273

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
P.O.	Principal Only Security
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $254,163 or 61.5% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
(6)	Interest payments may be deferred.
(7)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after March 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Represents unfunded portion of security and commitment fee earned on this portion.
(11)	Value shown as par value.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
34

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$129,405	$ —	$129,405	$ —
Corporate Bonds And Notes	90,694	—	90,694	—
Foreign Government Securities	2,033	—	2,033	—
Leveraged Loans	13,978	—	13,978	—
Mortgage-Backed Securities	145,786	—	145,011	775
Municipal Bond	190	—	190	—
U.S. Government Securities	21,489	—	21,489	—
Equity Securities:
Preferred Stocks	4,430	—	4,430	—
Securities Lending Collateral	541	541	—	—
Money Market Mutual Fund	7,463	7,463	—	—
Total Investments	$416,009	$8,004	$407,230	$775
Securities held by the Fund with an end of period value of $963 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.
See Notes to Financial Statements.
35

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.0%
U.S. Treasury Bill
0.000%, 9/5/19	$ 1,000	$ 990
0.000%, 2/27/20	2,400	2,349
U.S. Treasury Note
1.375%, 4/30/20	700	692
2.250%, 3/31/21	1,950	1,949
1.125%, 8/31/21	2,500	2,434
2.375%, 1/31/23	1,100	1,106
2.625%, 12/31/23	1,025	1,043
Total U.S. Government Securities (Identified Cost $10,506)		10,563

Municipal Bonds—0.2%
Michigan—0.1%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/34	135	134
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	315	304
Total Municipal Bonds (Identified Cost $448)		438

Foreign Government Securities—8.0%
Argentine Republic
6.875%, 4/22/21	475	433
6.875%, 1/26/27	870	704
Series NY 8.280%, 12/31/33	324	269
Bolivarian Republic of Venezuela
7.650%, 4/21/25(1)	1,500	429
9.375%, 1/13/34(1)	920	299
Dominican Republic
144A 6.875%, 1/29/26(2)	180	198
144A 6.000%, 7/19/28(2)	795	834
Federal Republic of Nigeria 144A 7.875%, 2/16/32(2)	780	810
Kingdom of Jordan 144A 5.750%, 1/31/27(2)	1,075	1,052
Kingdom of Morocco 144A 5.500%, 12/11/42(2)	800	856
Provincia de Buenos Aires 144A 7.875%, 6/15/27(2)	1,180	858
Republic of Egypt
144A 7.500%, 1/31/27(2)	450	471
	Par Value	Value

144A 7.600%, 3/1/29(2)	$ 350	$ 359
Republic of Ghana
144A 7.625%, 5/16/29(2)	395	386
144A 8.125%, 3/26/32(2)	220	219
Republic of Indonesia Treasury Bond, Series FR77 8.125%, 5/15/24	8,795,000 IDR	644
Republic of Indonesia 144A 8.500%, 10/12/35(2)	1,635	2,327
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	730	711
Republic of Pakistan 144A 6.875%, 12/5/27(2)	805	793
Republic of Saudi 144A 4.375%, 4/16/29(2)	640	666
Republic of South Africa
5.650%, 9/27/47	510	486
Series 2023 7.750%, 2/28/23	10,500 ZAR	728
Republic of Turkey
5.125%, 3/25/22	200	193
4.875%, 10/9/26	1,195	1,031
6.000%, 3/25/27	625	571
Sultanate of Oman
144A 5.375%, 3/8/27(2)	1,135	1,055
144A 5.625%, 1/17/28(2)	365	342
Ukraine
144A 7.750%, 9/1/23(2)	525	511
144A 7.750%, 9/1/26(2)	1,190	1,118
United Mexican States
4.150%, 3/28/27	460	468
4.500%, 4/22/29	555	575
Series M 6.500%, 6/9/22	16,410 MXN	814
Total Foreign Government Securities (Identified Cost $23,180)		21,210

Mortgage-Backed Securities—17.4%
Agency—0.9%
Federal National Mortgage Association Pool #MA3088 4.000%, 8/1/47	2,214	2,289
Non-Agency—16.5%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(2)(3)	571	576
	Par Value	Value
Non-Agency—continued
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	$ 915	$ 955
2015-SFR1, A 144A 3.467%, 4/17/52(2)	650	658
2015-SFR2, C 144A 4.691%, 10/17/52(2)	1,011	1,061
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A 3.674%, 7/27/48(2)(3)	1,037	1,041
2019-1, A1 144A 3.920%, 11/25/48(2)(3)	963	972
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(2)(3)	766	774
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	531	534
Banc of America Funding Trust
2004-D, 5A1 4.462%, 1/25/35(3)	568	566
2005-1, 1A1 5.500%, 2/25/35	286	285
2006-2, 3A1 6.000%, 3/25/36	143	143
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.939%, 7/25/35(3)	584	599
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1 6.000%, 10/25/34	261	273
2004-24CB, 1A1 6.000%, 11/25/34	60	61
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	625	646
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(3)	700	717
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	445	458
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(2)(3)	755	755
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	630	647
See Notes to Financial Statements.
36

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(2)(3)	$ 270	$ 271
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.634%, 12/17/33(2)(3)	480	481
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A 3.074%, 5/27/47(2)(3)	208	207
2018-1, A1 144A 2.930%, 2/25/48(2)(3)	361	359
2019-1, A1 144A 3.705%, 3/25/49(2)(3)	248	249
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.763%, 4/25/44(2)(3)	237	236
Deephaven Residential Mortgage Trust
2017-1A, A2 144A 2.928%, 12/26/46(2)(3)	168	168
2017-2A, A2 144A 2.606%, 6/25/47(2)(3)	128	127
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	600	597
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(3)	465	462
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(3)	202	206
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(2)(3)	525	530
2019-1, A1 144A 3.454%, 1/25/59(2)(3)	785	785
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(2)(3)	185	187
2014-5, B2 144A 2.985%, 10/25/29(2)(3)	316	306
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	574	584
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	731	743
2017-4, A3 144A 3.500%, 11/25/48(2)(3)	417	415
2018-8, A3 144A 4.000%, 1/25/49(2)(3)	577	584
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(2)(3)	775	778
	Par Value	Value
Non-Agency—continued
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	$ 503	$ 505
2005-2, 2A1 6.000%, 1/25/35	319	332
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	143	145
MetLife Securitization Trust 2017-1A, M1 144A 3.717%, 4/25/55(2)(3)	425	425
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(2)(3)	1,830	1,823
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.236%, 1/25/48(2)(3)	813	807
2017-2A, A3 144A 4.000%, 3/25/57(2)(3)	325	332
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	987	1,007
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(2)(3)	390	385
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(2)(3)	660	666
2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	746	762
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(2)(3)	242	242
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(2)	385	379
2018-SFR1, B 144A 3.484%, 3/17/35(2)	725	725
2018-SFR2, B 144A 3.841%, 8/17/35(2)	1,380	1,394
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(2)(3)	1,005	1,013
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	485	491
Sequoia Mortgage Trust 2013-8, B1 3.528%, 6/25/43(3)	683	683
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 4/25/49(2)(3)	655	655
Towd Point Mortgage Trust
	Par Value	Value
Non-Agency—continued
2015-1, A2 144A 3.250%, 10/25/53(2)(3)	$ 555	$ 554
2016-1, M1 144A 3.500%, 2/25/55(2)(3)	380	381
2015-6, M1 144A 3.750%, 4/25/55(2)(3)	760	773
2015-5, A2 144A 3.500%, 5/25/55(2)(3)	690	694
2017-1, M1 144A 3.750%, 10/25/56(2)(3)	450	451
2019-1, A1 144A 3.750%, 3/25/58(2)(3)	754	766
2018-SJ1, A1 144A 4.000%, 10/25/58(2)(3)	366	367
2015-2, 1M1 144A 3.250%, 11/25/60(2)(3)	710	704
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	185	182
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(2)(3)	437	438
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(2)(3)	550	551
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(2)(3)	868	870
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(2)(3)	437	439
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(2)(3)	753	759
Verus Securitization Trust
2018-1, A1 144A 2.929%, 2/25/48(2)(3)	439	437
2019-1, A1 144A 3.836%, 2/25/59(2)(3)	964	971
2019-INV1, A1 144A 3.402%, 12/25/59(2)(3)	655	655
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	875	885
		43,644

Total Mortgage-Backed Securities (Identified Cost $45,652)		45,933

See Notes to Financial Statements.
37

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—7.5%
Automobiles—4.6%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(2)	$ 685	$ 688
2019-1, B 144A 4.470%, 10/20/22(2)	640	647
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(2)	1,105	1,110
2018-4, C 144A 3.970%, 1/13/25(2)	790	801
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(2)	745	749
DT Auto Owner Trust 2017-2A, D 144A 3.890%, 1/15/23(2)	1,180	1,187
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(2)	865	887
2019-1A, D 144A 4.130%, 12/16/24(2)	770	787
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(2)	1,180	1,178
2017-1A, C 144A 3.500%, 7/15/22(2)	1,180	1,178
2018-1A, B 144A 3.520%, 8/15/23(2)	1,155	1,157
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(2)	1,015	1,015
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(2)	720	726
		12,110

Credit Card—0.2%
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(2)	385	390
	Par Value	Value

Other—2.7%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	$ 787	$ 781
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(2)	910	932
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	928	929
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(2)	378	378
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(2)	1,006	1,000
Prosper Marketplace Issuance Trust
2017-1A, B 144A 3.650%, 6/15/23(2)	181	181
2018-2A, B 144A 3.960%, 10/15/24(2)	795	800
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(2)	655	662
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	801	782
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(2)	718	720
		7,165

Total Asset-Backed Securities (Identified Cost $19,554)		19,665

Corporate Bonds And Notes—42.6%
Communication Services—4.0%
America Movil SAB de C.V. 6.450%, 12/5/22	50 MXN	237
AT&T, Inc.
4.250%, 3/1/27	560	576
(3 month LIBOR + 1.180%) 3.777%, 6/12/24(3)	630	625
Charter Communications Operating LLC
4.500%, 2/1/24	495	516
4.908%, 7/23/25	860	907
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	763	702
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(2)	515	546
Consolidated Communications, Inc. 6.500%, 10/1/22	660	591
	Par Value	Value

Communication Services—continued
CSC Holdings LLC 144A 7.500%, 4/1/28(2)	$ 660	$ 707
Digicel Group One Ltd. 144A 8.250%, 12/30/22(2)(4)	221	135
Digicel Ltd. 144A 6.750%, 3/1/23(2)	305	195
Discovery Communications LLC 3.950%, 3/20/28	900	875
DISH DBS Corp.
5.875%, 7/15/22	300	290
7.750%, 7/1/26	440	383
Frontier Communications Corp.
8.500%, 4/15/20	254	248
7.625%, 4/15/24(4)	360	197
144A 8.500%, 4/1/26(2)	245	228
iHeartCommunications, Inc. 9.000%, 12/15/19(1)	465	330
Match Group, Inc. 144A 5.625%, 2/15/29(2)	315	319
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(2)(4)	513	416
Meredith Corp. 6.875%, 2/1/26	436	459
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(2)	995	1,017
		10,499

Consumer Discretionary—4.0%
Beazer Homes USA, Inc. 5.875%, 10/15/27	586	511
Boyd Gaming Corp. 6.000%, 8/15/26	170	174
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	775	785
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(2)	363	350
Dollar Tree, Inc. 4.000%, 5/15/25	515	521
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	301	311
Eldorado Resorts, Inc. 6.000%, 9/15/26	214	217
frontdoor, Inc. 144A 6.750%, 8/15/26(2)	505	517
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	506	531
See Notes to Financial Statements.
38

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
GLP Capital LP 5.250%, 6/1/25	$ 600	$ 629
Lear Corp. 3.800%, 9/15/27	1,105	1,060
M/I Homes, Inc. 5.625%, 8/1/25	560	536
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(2)	380	393
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(2)	516	274
Panther BF Aggregator 2 LP
144A 6.250%, 5/15/26(2)	45	46
144A 8.500%, 5/15/27(2)	445	446
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(2)	110	110
144A 5.750%, 4/15/26(2)	60	60
Scientific Games International, Inc.
6.625%, 5/15/21	383	387
144A 8.250%, 3/15/26(2)	240	245
Tenneco, Inc. 5.000%, 7/15/26	440	352
Vista Outdoor, Inc. 5.875%, 10/1/23	616	573
Weekley Homes LLC 6.625%, 8/15/25	685	654
William Lyon Homes, Inc. 6.000%, 9/1/23	821	794
		10,476

Consumer Staples—1.6%
Albertson’s Cos. LLC 5.750%, 3/15/25	315	299
Altria Group, Inc.
4.400%, 2/14/26	126	130
4.800%, 2/14/29	960	990
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	525	533
4.750%, 1/23/29	150	160
CVS Health Corp. 4.300%, 3/25/28	680	690
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	719	618
	Par Value	Value

Consumer Staples—continued
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(2)	$ 800	$ 798
		4,218

Energy—6.6%
Afren plc 144A 11.500%, 2/1/16(1)(2)(5)	463	— (6)
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(2)	750	765
Callon Petroleum Co. 6.125%, 10/1/24	275	277
CGG SA PIK Interest Capitalization, 144A 6.641%, 2/21/24(2)(7)	5	6
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(2)	332	340
Citgo Holding, Inc. 144A 10.750%, 2/15/20(2)	494	506
Denbury Resources, Inc.
144A 9.250%, 3/31/22(2)	251	242
144A 7.500%, 2/15/24(2)	327	279
Encana Corp. 8.125%, 9/15/30	330	424
EP Energy LLC
144A 9.375%, 5/1/24(2)	145	51
144A 8.000%, 11/29/24(2)(4)	217	120
144A 7.750%, 5/15/26(2)	190	155
Geopark Ltd. 144A 6.500%, 9/21/24(2)	760	763
HollyFrontier Corp. 5.875%, 4/1/26	900	961
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(2)	1,165	1,195
Kinder Morgan, Inc. 7.750%, 1/15/32	1,115	1,457
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(2)	655	649
MPLX LP 4.000%, 3/15/28	422	420
Nabors Industries, Inc. 5.500%, 1/15/23(4)	620	592
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(2)(8)	837	207
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%, (2)(5)(9)	124	1
	Par Value	Value

Energy—continued
Petrobras Global Finance B.V.
7.375%, 1/17/27	$ 922	$ 1,018
5.750%, 2/1/29	820	812
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	353
Petroleos Mexicanos
4.625%, 9/21/23	370	364
6.500%, 3/13/27	395	397
5.350%, 2/12/28	560	520
6.375%, 1/23/45	610	539
PTTEP Treasury Center Co. Ltd. 144A 4.875%, (2)(3)(9)	315	314
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	320	323
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)(4)	375	302
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(2)	500	503
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(10)	855	961
Targa Resources Partners LP 144A 5.875%, 4/15/26(2)	343	362
Transocean, Inc. 144A 9.000%, 7/15/23(2)	301	321
USA Compression Partners LP 144A 6.875%, 9/1/27(2)	385	391
Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	573	455
Weatherford International Ltd. 9.875%, 2/15/24	185	133
		17,478

Financials—10.4%
Acrisure LLC
144A 8.125%, 2/15/24(2)(4)	255	264
144A 7.000%, 11/15/25(2)	780	702
AerCap Ireland Capital DAC 3.650%, 7/21/27	975	912
Allstate Corp. (The) Series B 5.750%, 8/15/53(11)	845	860
Athene Holding Ltd. 4.125%, 1/12/28	935	899
See Notes to Financial Statements.
39

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(2)	$ 725	$ 737
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	1,005	955
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	890	818
Banco de Bogota S.A. 144A 6.250%, 5/12/26(2)	530	572
Bank of America Corp. 4.200%, 8/26/24	877	908
Bank of China Ltd. 144A 5.000%, 11/13/24(2)	875	924
Bank of Montreal 3.803%, 12/15/32	529	512
Brighthouse Financial, Inc. 3.700%, 6/22/27	1,155	1,042
BrightSphere Investment Group plc 4.800%, 7/27/26	785	768
Capital One Financial Corp. 3.750%, 7/28/26	1,030	1,004
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(2)	160,000 KZT	409
Discover Bank 4.682%, 8/9/28	865	879
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)	645	646
E*TRADE Financial Corp. 4.500%, 6/20/28	820	834
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	1,000	997
FS KKR Capital Corp.
4.250%, 1/15/20	308	308
4.750%, 5/15/22	200	199
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.854%, 5/15/26(3)	845	829
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(2)(4)	725	772
ING Groep N.V. 6.000%, (4)(9)(11)	665	663
Jefferies Group LLC 4.850%, 1/15/27	360	362
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.801%, 4/20/67(3)(11)	300	246
	Par Value	Value

Financials—continued
Morgan Stanley 3.125%, 7/27/26	$ 850	$ 829
Navient Corp. 6.750%, 6/25/25	791	784
Prudential Financial, Inc. 5.875%, 9/15/42	485	513
Santander Holdings USA, Inc.
4.450%, 12/3/21	252	260
4.400%, 7/13/27	700	694
Springleaf Finance Corp. 7.125%, 3/15/26	365	372
Synchrony Financial 3.950%, 12/1/27	1,280	1,210
Synovus Financial Corp. 5.900%, 2/7/29	437	439
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	740	765
Toronto-Dominion Bank (The) 3.625%, 9/15/31	910	899
Voya Financial, Inc. 5.650%, 5/15/53	615	606
Wells Fargo & Co. Series S 5.900%, (9)	940	962
		27,354

Health Care—3.6%
Advanz Pharma Corp. 8.000%, 9/6/24	104	98
Avantor, Inc.
144A 6.000%, 10/1/24(2)	302	313
144A 9.000%, 10/1/25(2)	388	420
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(2)	190	208
144A 8.500%, 1/31/27(2)	270	286
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(2)	60	62
144A 7.000%, 3/15/24(2)	65	69
144A 6.125%, 4/15/25(2)	285	282
144A 5.500%, 11/1/25(2)	731	747
Cigna Corp.
144A 4.125%, 11/15/25(2)	655	678
144A 4.375%, 10/15/28(2)	66	68
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(12)	331	334
	Par Value	Value

Health Care—continued
HCA, Inc.
5.375%, 2/1/25	$ 319	$ 338
5.625%, 9/1/28	397	420
5.875%, 2/1/29	65	70
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(2)	266	265
Mylan NV 3.950%, 6/15/26	690	659
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(2)	305	289
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	335	340
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	600	585
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(2)	415	435
144A 6.750%, 7/1/25(2)(4)	135	122
144A 10.000%, 4/15/27(2)	290	294
Takeda Pharmaceutical Co., Ltd. 144A 4.400%, 11/26/23(2)	795	836
Tenet Healthcare Corp.
8.125%, 4/1/22	155	167
7.000%, 8/1/25(4)	282	285
144A 6.250%, 2/1/27(2)	285	296
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	402	391
		9,357

Industrials—3.1%
CNH Industrial N.V. 4.500%, 8/15/23	708	735
DP World plc 144A 6.850%, 7/2/37(2)	400	481
Garda World Security Corp. 144A 8.750%, 5/15/25(2)	726	692
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(2)	540	483
Hulk Finance Corp. 144A 7.000%, 6/1/26(2)	265	251
Navistar International Corp. 144A 6.625%, 11/1/25(2)	515	523
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	319	323
See Notes to Financial Statements.
40

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Industrials—continued
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(2)	$ 652	$ 623
Oshkosh Corp. 4.600%, 5/15/28	1,102	1,119
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(2)	433	374
Topaz Marine S.A. 144A 9.125%, 7/26/22(2)	465	471
TransDigm, Inc.
6.500%, 7/15/24	460	473
6.500%, 5/15/25	200	203
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	662	696
US Airways, Inc. Pass-Through-Trust 2012-1, B 8.000%, 10/1/19	836	851
		8,298

Information Technology—2.0%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(2)	83	80
Broadcom Corp. 3.625%, 1/15/24	667	666
Broadcom, Inc. 144A 3.625%, 10/15/24(2)	223	221
Citrix Systems, Inc. 4.500%, 12/1/27	855	845
CommScope Finance LLC 144A 8.250%, 3/1/27(2)	300	311
Dell International LLC
144A 4.900%, 10/1/26(2)	440	448
144A 8.100%, 7/15/36(2)	295	347
Everi Payments, Inc. 144A 7.500%, 12/15/25(2)	185	192
Exela Intermediate LLC 144A 10.000%, 7/15/23(2)	492	501
ViaSat, Inc.
144A 5.625%, 9/15/25(2)	550	527
144A 5.625%, 4/15/27(2)	525	534
VMware, Inc. 3.900%, 8/21/27	636	612
		5,284

Materials—4.5%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(2)	1,110	1,157
	Par Value	Value

Materials—continued
ArcelorMittal 4.550%, 3/11/26	$ 740	$ 757
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(11)	1,015	1,124
Eldorado Gold Corp. 144A 6.125%, 12/15/20(2)	490	480
Equate Petrochemical BV 144A 4.250%, 11/3/26(2)	765	772
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	950	923
Greif, Inc. 144A 6.500%, 3/1/27(2)	420	429
Hexion, Inc. 6.625%, 4/15/20	455	380
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)(4)	335	334
James Hardie International Finance DAC 144A 5.000%, 1/15/28(2)	740	716
Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	540	545
LSB Industries, Inc. 144A 9.625%, 5/1/23(2)	360	373
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(2)	135	133
144A 5.000%, 5/1/25(2)	274	268
Nutrien Ltd. 4.200%, 4/1/29	700	720
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(2)	370	381
SABIC Capital II BV 144A 4.500%, 10/10/28(2)	795	824
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(2)(13)	275	288
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	315	321
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(2)	446	417
Vedanta Resources plc 144A 6.125%, 8/9/24(2)	545	498
		11,840

Real Estate—1.8%
EPR Properties 4.750%, 12/15/26	815	838
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	455	446
Hospitality Properties Trust 4.950%, 2/15/27	900	897
	Par Value	Value

Real Estate—continued
LifeStorage LP 3.875%, 12/15/27	$ 385	$ 377
MPT Operating Partnership LP 5.000%, 10/15/27	302	307
Office Properties Income Trust 4.500%, 2/1/25	900	861
Physicians Realty LP 4.300%, 3/15/27	790	786
Realogy Group LLC 144A 9.375%, 4/1/27(2)	160	164
		4,676

Utilities—1.0%
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	275	272
Ferrellgas Partners LP 8.625%, 6/15/20	135	102
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(2)	1,000	985
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	581	561
Texas Competitive Electric Escrow 10.250%, 11/1/49(14)	200	—
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(2)(14)	375	— (6)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(2)	750	811
		2,731

Total Corporate Bonds And Notes (Identified Cost $114,477)		112,211

Leveraged Loans(3)—14.2%
Aerospace—0.6%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.250%, 12/6/25	149	151
Dynasty Acquisition Co., Inc.
Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/23/26(15)	105	105
Tranche B-1 (3 month LIBOR + 4.000%) 0.000%, 1/23/26(15)	195	195
See Notes to Financial Statements.
41

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Aerospace—continued
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.999%, 5/30/25	$ 218	$ 212
2018, Tranche F (1 month LIBOR + 2.500%) 4.999%, 6/9/23	843	822
		1,485

Chemicals—0.2%
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 5.999%, 2/14/24	387	383
Consumer Durables—0.2%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.500%, 9/29/24	613	604
Consumer Non-Durables—0.8%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.999%, 4/6/24	849	847
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.496%, 5/15/23	324	302
Parfums Holdings Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.879%, 6/30/24	349	343
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.484%, 6/16/25	710	614
		2,106

Energy—0.9%
California Resources Corp. (1 month LIBOR + 10.375%) 12.871%, 12/31/21	420	442
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 0.000%, 3/27/24(15)	360	358
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.749%, 10/30/24	588	572
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.601%, 2/21/21	463	384
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 6.500%, 9/27/24	$ 567	$ 566
		2,322

Financial—1.2%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.999%, 8/4/25	868	879
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.499%, 6/15/25	437	429
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%) 10.500%, 6/30/22(1)	815	554
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.499%, 12/27/22	167	165
iStar, Inc. (1 month LIBOR + 2.750%) 5.235%, 6/28/23	670	664
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.249%, 10/1/25	509	494
		3,185

Food / Tobacco—0.4%
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 6.186%, 5/23/25	109	106
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.499%, 5/23/25	429	421
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.499%, 8/16/23	546	544
		1,071

Food and Drug—0.1%
Albertson’s LLC 2018, Tranche B-7 (1 month LIBOR + 3.000%) 5.499%, 11/17/25	342	337
Forest Prod / Containers—0.1%
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.749%, 1/31/25	279	263
	Par Value	Value

Gaming / Leisure—0.8%
Affinity Gaming (1 month LIBOR + 3.250%) 5.749%, 7/1/23	$ 506	$ 483
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.250%, 4/29/24	272	260
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.314%, 8/14/24	337	327
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 0.000%, 7/10/25(15)	573	572
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.750%, 8/18/23	387	384
		2,026

Healthcare—1.7%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.905%, 1/16/23	157	131
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.990%, 10/31/25	404	403
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.500%, 1/4/26	75	75
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.999%, 6/30/25	496	495
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.231%, 11/27/25	219	216
(1 month LIBOR + 3.000%) 5.481%, 6/2/25	97	96
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.656%, 6/7/23	570	566
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.249%, 10/10/25	425	397
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 0.000%, 6/30/25(15)	345	332
See Notes to Financial Statements.
42

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Phoenix Guarantor, Inc.
First Lien (1 month LIBOR + 4.500%) 6.982%, 3/5/26	$ 105	$ 104
First Lien (3 month LIBOR + 4.500%) 4.500%, 3/5/26(16)	10	9
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 8.000%, 2/22/24	342	311
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.982%, 11/16/25	609	601
U.S. Renal Care, Inc. First Lien (3 month LIBOR + 4.250%) 6.851%, 12/30/22	372	371
Wellpath Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 7.999%, 10/1/25	434	414
		4,521

Housing—0.5%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.499%, 10/31/23	518	504
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.500%, 3/24/25	239	238
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	564	559
		1,301

Information Technology—1.2%
Applied Systems, Inc. Second Lien (1 month LIBOR + 7.000%) 9.499%, 9/19/25	305	307
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 0.000%, 10/2/25(15)	394	385
	Par Value	Value

Information Technology—continued
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 9/7/23(15)	$ 136	$ 134
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.736%, 11/1/23	1,012	1,002
Second Lien (3 month LIBOR + 8.250%) 10.986%, 11/1/24	193	195
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	292	289
Tranche B-4 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	210	208
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.749%, 7/2/25	748	734
		3,254

Manufacturing—0.8%
Commscope, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 2/6/26(15)	540	539
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.349%, 8/17/22	754	501
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.499%, 3/29/25	777	772
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 0.000%, 5/30/25(15)	272	259
		2,071

Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.734%, 1/15/26	605	587
Media / Telecom - Diversified Media—0.3%
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 4.999%, 2/28/25	907	885
	Par Value	Value

Media / Telecom - Telecommunications—0.6%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.249%, 1/31/25	$ 791	$ 775
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 0.000%, 11/1/24(15)	149	148
Second Lien (1 month LIBOR + 8.250%) 10.749%, 11/1/25	390	382
West Corp. Tranche B (3 month LIBOR + 4.000%) 6.629%, 10/10/24	269	252
		1,557

Metals / Minerals—0.3%
Covia Holdings Corp. (weekly LIBOR + 3.750%) 0.000%, 6/1/25(15)	365	311
Graftech International Ltd. (1 month LIBOR + 3.500%) 5.999%, 2/12/25	570	568
		879

Retail—0.4%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.499%, 9/25/24	269	262
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 5.733%, 10/25/20	681	632
		894

Service—1.6%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 5.499%, 3/20/25	74	72
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 0.000%, 2/6/26(15)	390	385
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.499%, 5/30/25	572	552
See Notes to Financial Statements.
43

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Service—continued
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.999%, 6/30/24	$ 398	$ 384
PetVet Care Centers LLC
First Lien (1 month LIBOR + 2.750%) 5.236%, 2/14/25	470	445
First Lien (1 month LIBOR + 2.750%) 4.226%, 2/14/25	106	100
First Lien (1 month LIBOR + 2.750%) 4.226%, 2/14/25(16)	33	31
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.500%) 0.000%, 1/3/25(15)	661	647
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 0.000%, 11/8/24(15)	729	723
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.749%, 12/31/25	50	49
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 6.000%, 7/17/25	378	377
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.250%, 2/1/23	471	461
		4,226

Transportation - Automotive—0.1%
Panther BF Aggregator 2 LP Tranche B (3 month LIBOR + 3.500%) 0.000%, 3/18/26(15)	345	341
Utility—1.2%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.249%, 4/13/23	451	450
Brookfield WEC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 6.249%, 8/1/25	569	567
Second Lien (1 month LIBOR + 6.750%) 9.249%, 8/3/26	330	330
	Par Value	Value

Utility—continued
Calpine Construction Finance Co. LP Tranche B-9 (3 month LIBOR + 2.750%) 0.000%, 3/20/26(15)	$ 530	$ 524
Pacific Gas and Electric Co.
(2 month LIBOR + 1.125%) 1.125%, 12/31/20(16)	75	75
(3 month LIBOR + 2.250%) 2.250%, 12/31/20(16)	230	230
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.499%, 4/15/24	399	395
Vistra Operations Co. LLC
(1 month LIBOR + 2.000%) 4.499%, 8/4/23	317	313
2018 (1 month LIBOR + 2.000%) 4.486%, 12/31/25	253	249
		3,133

Total Leveraged Loans (Identified Cost $38,602)		37,431

	Shares
Preferred Stocks—3.2%
Financials—2.8%
Citigroup, Inc., 5.950%	530 (17)	541
Huntington Bancshares, Inc. Series E, 5.700%	709 (17)	691
JPMorgan Chase & Co. Series Z, 5.300%	1,280 (17)	1,293
KeyCorp Series D, 5.000%	1,090 (17)	1,066
M&T Bank Corp. Series F, 5.125%	598 (17)	602
MetLife, Inc. Series D, 5.875%	478 (17)	492
PNC Financial Services Group, Inc. (The) Series R, 4.850%	965 (17)	951
PNC Financial Services Group, Inc. (The) Series S, 5.000%	775 (17)	763
Zions Bancorp, 6.950%	38,525	1,169
		7,568

Industrials—0.4%
General Electric Co. Series D, 5.000%	1,055 (17)	983
Total Preferred Stocks (Identified Cost $8,407)		8,551

	Shares	Value

Common Stocks—0.0%
Consumer Discretionary—0.0%
Mark IV Industries(5)(18)	446	$ 16
Energy—0.0%
Frontera Energy Corp.(4)	6,656	57
Total Common Stocks (Identified Cost $120)		73

Affiliated Mutual Fund—1.7%
Virtus Newfleet Credit Opportunities Fund Class R6(19)	483,788	4,509
Total Affiliated Mutual Fund (Identified Cost $4,834)		4,509

Right—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(18)	6,252	4
Total Right (Identified Cost $5)		4

Total Long-Term Investments—98.8% (Identified Cost $265,785)		260,588

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(19)(20)	3,540,033	3,540
Total Securities Lending Collateral (Identified Cost $3,540)		3,540

TOTAL INVESTMENTS—100.2% (Identified Cost $269,325)		$264,128
Other assets and liabilities, net—(0.2)%		(474)
NET ASSETS—100.0%		$263,654

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
44

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $123,547 or 46.9% of net assets.
(3)	Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Amount is less than $500.
(7)	44% of the income received was in cash and 56% was in PIK.
(8)	13% of the income received was in cash and 87% was in PIK.
(9)	No contractual maturity date.
(10)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(11)	Interest payments may be deferred.
(12)	100% of the income received was in cash.
(13)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(14)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(15)	This loan will settle after March 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(16)	Represents unfunded portion of security and commitment fee earned on this portion.
(17)	Value shown as par value.
(18)	Non-income producing.
(19)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(20)	Represents security purchased with cash collateral received for securities on loan.

Currencies:
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
ZAR	South African Rand

Country Weightings†
United States	76%
Canada	4
Netherlands	3
Mexico	2
Indonesia	2
Argentina	1
Ireland	1
Other	11
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 19,665	$ —	$ 19,665	$—
Corporate Bonds And Notes	112,211	—	112,210	1
Foreign Government Securities	21,210	—	21,210	—
Leveraged Loans	37,431	—	37,431	—
Mortgage-Backed Securities	45,933	—	45,933	—
Municipal Bonds	438	—	438	—
U.S. Government Securities	10,563	—	10,563	—
Equity Securities:
Preferred Stocks	8,551	1,169	7,382	—
Common Stocks	73	57	—	16
Right	4	—	—	4
Affiliated Mutual Fund	4,509	4,509	—	—
Securities Lending Collateral	3,540	3,540	—	—
Total Investments	$264,128	$9,275	$254,832	$21
Securities held by the Fund with an end of period value of $1 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.
See Notes to Financial Statements.
45

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Par Value	Value
Corporate Bonds And Notes—2.7%
Communication Services—0.1%
DISH DBS Corp. 5.875%, 7/15/22	$ 575	$ 557
T-Mobile USA, Inc. 0.000%, 4/15/24(1)	1,090	—
		557

Consumer Discretionary—0.3%
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(2)	50	51
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,166
		1,217

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(2)	855	757
Energy—0.3%
Denbury Resources, Inc.
144A 9.250%, 3/31/22(2)	298	288
144A 7.500%, 2/15/24(2)	620	529
Energy Transfer Operating LP 4.250%, 3/15/23	515	528
		1,345

Financials—0.4%
Acrisure LLC 144A 8.125%, 2/15/24(2)	220	228
iStar, Inc. 5.250%, 9/15/22	280	276
Springleaf Finance Corp. 6.125%, 5/15/22	1,105	1,143
		1,647

Health Care—0.5%
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(3)	385	388
One Call Corp. PIK Interest Capitalization 144A 7.500%, 7/1/24(2)(4)	1,417	1,345
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	435	456
		2,189

Information Technology—0.4%
Exela Intermediate LLC 144A 10.000%, 7/15/23(2)	1,435	1,461
	Par Value	Value

Materials—0.5%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(2)	$ 785	$ 785
Hexion, Inc. 6.625%, 4/15/20	645	539
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(2)	290	285
144A 5.000%, 5/1/25(2)	185	181
		1,790

Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(1)(2)	9,165	7
Total Corporate Bonds And Notes (Identified Cost $11,206)		10,970

Leveraged Loans(5)—98.2%
Aerospace—2.6%
American Airlines, Inc.
2017, Tranche B (1 month LIBOR + 2.000%) 4.499%, 4/28/23	726	711
2018 (1 month LIBOR + 1.750%) 4.240%, 6/27/25	1,764	1,713
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.250%, 12/6/25	334	337
Dynasty Acquisition Co., Inc.
Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/23/26(6)	526	526
Tranche B-1 (3 month LIBOR + 4.000%) 0.000%, 1/23/26(6)	979	978
TransDigm, Inc. 2018, Tranche F (1 month LIBOR + 2.500%) 4.999%, 6/9/23	6,493	6,336
		10,601

Chemicals—3.6%
Element Solutions, Inc. (1 month LIBOR + 2.250%) 4.749%, 1/30/26	2,030	2,011
H.B. Fuller Co. (1 month LIBOR + 2.000%) 4.488%, 10/20/24	1,131	1,109
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 4.499%, 4/1/24	4,315	4,230
	Par Value	Value

Chemicals—continued
Kraton Polymers LLC 2018 (1 month LIBOR + 2.500%) 4.999%, 3/8/25	$ 755	$ 747
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 5.999%, 2/14/24	783	777
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.749%, 8/25/23	2,447	2,410
Univar USA, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 7/1/24	2,694	2,660
US Salt LLC (1 month LIBOR + 4.750%) 7.232%, 1/16/26	670	668
		14,612

Consumer Durables—1.1%
Fluidra, S.A. (1 month LIBOR + 2.250%) 4.749%, 7/2/25	1,325	1,301
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.500%, 9/29/24	2,134	2,102
Serta Simmons Bedding LLC First Lien (1 month LIBOR + 3.500%) 5.983%, 11/8/23	1,680	1,239
		4,642

Consumer Non-Durables—3.7%
Acuity Specialty Products, Inc. First Lien (3 month LIBOR + 4.000%) 6.601%, 8/12/24	1,207	1,050
American Greetings Corp. (1 month LIBOR + 4.500%) 6.999%, 4/6/24	893	891
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 5.744%, 9/6/24	1,763	1,690
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.749%, 8/18/25	677	677
Isagenix International LLC Senior Lien (3 month LIBOR + 5.750%) 8.351%, 6/14/25	1,578	1,405
See Notes to Financial Statements.
46

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.496%, 5/15/23	$2,663	$ 2,481
Libbey Glass, Inc. (1 month LIBOR + 3.000%) 5.493%, 4/9/21	1,750	1,558
Parfums Holdings Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.879%, 6/30/24	1,561	1,534
Revlon Consumer Products Corp. Tranche B (3 month LIBOR + 3.500%) 6.129%, 9/7/23	1,422	1,026
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.484%, 6/16/25	1,811	1,567
SRAM LLC 2018, First Lien (2 month LIBOR + 2.750%) 5.361%, 3/15/24	1,145	1,139
		15,018

Energy—4.1%
California Resources Corp. (1 month LIBOR + 4.750%) 7.246%, 12/31/22	1,000	982
CITGO Petroleum Corp. Tranche B (3 month LIBOR + 5.000%) 0.000%, 3/27/24(6)	2,000	1,990
Fieldwood Energy LLC
2018, Second Lien (1 month LIBOR + 7.250%) 9.749%, 4/11/23	990	835
First Lien (1 month LIBOR + 5.250%) 7.749%, 4/11/22	733	703
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 8.486%, 3/1/24	790	613
McDermott International, Inc. (1 month LIBOR + 5.000%) 7.499%, 5/12/25	1,643	1,572
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.749%, 10/30/24	1,686	1,640
MRC Global US, Inc. 2018 (1 month LIBOR + 3.000%) 5.499%, 9/20/24	1,694	1,689
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 3.750%, 7/16/21(1)(7)	11	—
	Par Value	Value

Energy—continued
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.601%, 2/21/21	$2,686	$ 2,227
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 6.500%, 9/27/24	1,920	1,915
Ultra Resources, Inc. (1 month LIBOR + 4.000%) 6.491%, 4/12/24	1,175	1,015
Weatherford International Ltd. (1 month LIBOR + 1.425%) 3.925%, 7/13/20	1,854	1,807
		16,988

Financial—3.1%
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.999%, 8/4/25	2,455	2,485
Tranche B-4 (1 month LIBOR + 3.000%) 5.499%, 8/4/22	1,410	1,401
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.499%, 6/15/25	1,618	1,587
Ditech Holding Corp. Tranche B (3 month PRIME + 5.000%) 10.500%, 6/30/22(7)	3,212	2,184
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.499%, 12/27/22	1,092	1,083
iStar, Inc. (1 month LIBOR + 2.750%) 5.235%, 6/28/23	1,832	1,816
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.249%, 10/1/25	2,095	2,032
		12,588

Food / Tobacco—2.8%
Aramark Intermediate HoldCo Corp. Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 3/11/25	625	620
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.249%, 3/31/25	198	195
Chobani LLC First Lien (1 month LIBOR + 3.500%) 5.999%, 10/10/23	1,436	1,373
	Par Value	Value

Food / Tobacco—continued
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 5.246%, 4/6/24	$1,476	$ 1,405
H-Food Holdings LLC (1 month LIBOR + 3.688%) 6.186%, 5/23/25	1,355	1,314
Hostess Brands LLC 2017, Tranche B (1 month LIBOR + 2.250%) 4.894%, 8/3/22	2,218	2,153
JBS USA Lux S.A. (1 month LIBOR + 2.500%) 4.984%, 10/30/22	1,935	1,919
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.499%, 8/16/23	1,150	1,146
Sigma Holdco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 5.603%, 7/2/25	1,494	1,445
		11,570

Food and Drug—0.8%
Albertson’s LLC
2017-1, Tranche B-5 (3 month LIBOR + 3.000%) 5.609%, 12/21/22	1,989	1,972
2018, Tranche B-7 (1 month LIBOR + 3.000%) 5.499%, 11/17/25	1,443	1,424
		3,396

Forest Prod / Containers—4.3%
Anchor Glass Container Corp.
2017, First Lien (1 month LIBOR + 2.750%) 5.235%, 12/7/23	985	787
Second Lien (1 month LIBOR + 7.750%) 10.231%, 12/7/24	1,358	740
Berlin Packaging LLC First Lien (1 month LIBOR + 3.000%) 5.495%, 11/7/25	1,434	1,387
Berry Global Group, Inc.
Tranche Q (2 month LIBOR + 2.000%) 4.610%, 10/1/22	514	510
Tranche R (1 month LIBOR + 2.000%) 4.493%, 1/19/24	270	267
Berry Global, Inc.
Tranche S (1 month LIBOR + 1.750%) 4.243%, 2/8/20	2,324	2,315
See Notes to Financial Statements.
47

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Tranche T (1 month LIBOR + 1.750%) 4.243%, 1/6/21	$ 868	$ 864
BWay Holding Co. (3 month LIBOR + 3.250%) 6.033%, 4/3/24	1,312	1,278
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 6.749%, 6/30/22	2,292	2,004
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 5.249%, 2/5/23	3,131	3,092
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.749%, 1/31/25	1,171	1,102
Tricorbraun Holding, Inc. First Lien (3 month LIBOR + 3.750%) 6.352%, 11/30/23	1,945	1,935
Trident TPI Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.749%, 10/17/24	1,167	1,123
		17,404

Gaming / Leisure—7.7%
Affinity Gaming (1 month LIBOR + 3.250%) 5.749%, 7/1/23	1,006	959
Aristocrat Leisure Ltd. Tranche B-3 (3 month LIBOR + 1.750%) 4.526%, 10/19/24	1,640	1,608
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.249%, 12/23/24	4,268	4,207
CBAC Borrower LLC Tranche B (1 month LIBOR + 4.000%) 6.499%, 7/8/24	1,083	1,075
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.749%, 4/18/24	2,227	2,185
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.875%, 4/17/24	1,211	1,199
	Par Value	Value

Gaming / Leisure—continued
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.499%, 5/9/24	$1,798	$ 1,785
Golden Nugget, Inc. Tranche B (1 month LIBOR + 2.750%) 5.242%, 10/4/23	2,381	2,355
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.500%) 4.999%, 3/29/24	1,431	1,416
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.236%, 10/25/23	2,849	2,841
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.000%) 4.499%, 3/21/25	2,445	2,410
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.250%, 4/29/24	1,723	1,653
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.314%, 8/14/24	2,271	2,210
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 0.000%, 7/10/25(6)	1,223	1,220
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 5.000%, 6/8/23	1,994	1,971
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.750%, 8/18/23	2,379	2,359
		31,453

Healthcare—10.8%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.905%, 1/16/23	1,317	1,097
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.500%, 1/4/26	885	882
	Par Value	Value

Healthcare—continued
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.999%, 6/30/25	$1,628	$ 1,624
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 6.000%, 5/4/25	1,806	1,799
Avantor, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 6.249%, 11/21/24	1,761	1,762
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.231%, 11/27/25	556	549
(1 month LIBOR + 3.000%) 5.481%, 6/2/25	3,321	3,298
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.750%) 5.249%, 3/1/24	2,626	2,589
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.656%, 6/7/23	955	949
Concordia International Corp. (1 month LIBOR + 5.500%) 7.993%, 9/6/24	743	700
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.249%, 10/10/25	3,832	3,580
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.351%, 5/2/23	422	418
Greatbatch Ltd. 2017, Tranche B (1 month LIBOR + 3.000%) 5.490%, 10/27/22	501	501
Heartland Dental LLC
(1 month LIBOR + 3.750%) 6.249%, 4/30/25	1,682	1,630
(1 month LIBOR + 3.750%) 3.750%, 4/30/25(8)	38	36
IQVIA, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.601%, 3/7/24	913	908
See Notes to Financial Statements.
48

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Tranche B-2 (3 month LIBOR + 2.000%) 4.601%, 1/17/25	$ 103	$ 103
Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 6/11/25	2,104	2,080
Jaguar Holding Co. I LLC 2018 (1 month LIBOR + 2.500%) 4.999%, 8/18/22	2,216	2,191
National Mentor Holdings, Inc.
First Lien (1 month LIBOR + 4.250%) 6.750%, 3/9/26	311	311
First Lien (1 month LIBOR + 4.250%) 6.750%, 3/9/26	19	19
NVA Holdings, Inc. Tranche B-3, First Lien (1 month LIBOR + 2.750%) 5.249%, 2/2/25	1,733	1,671
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 0.000%, 6/30/25(6)	2,409	2,318
Parexel International Corp. (1 month LIBOR + 2.750%) 5.249%, 9/27/24	1,798	1,730
Phoenix Guarantor, Inc.
First Lien (1 month LIBOR + 4.500%) 6.982%, 3/5/26	284	279
First Lien (3 month LIBOR + 4.500%) 4.500%, 3/5/26(8)	26	25
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 8.000%, 2/22/24	794	721
Regionalcare Hospital Partners Holdings, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.982%, 11/16/25	2,070	2,045
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 4.990%, 3/6/25	1,352	1,345
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 3.000%) 5.499%, 5/15/22	2,163	2,124
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%) 5.750%, 9/2/24	1,557	1,529
	Par Value	Value

Healthcare—continued
U.S. Renal Care, Inc. First Lien (3 month LIBOR + 4.250%) 6.851%, 12/30/22	$1,773	$ 1,770
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 6.351%, 7/2/25	493	492
Wellpath Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 7.999%, 10/1/25	1,197	1,143
		44,218

Housing—5.0%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 5.250%) 7.736%, 10/25/23	1,401	1,385
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.499%, 10/31/23	3,469	3,377
Capital Automotive LP
Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.500%, 3/24/25	1,405	1,403
Tranche B-2 (1 month LIBOR + 2.500%) 5.000%, 3/25/24	510	504
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	4,541	4,496
HD Supply, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 4.249%, 10/17/23	2,497	2,464
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 5.249%, 11/15/23	2,002	1,951
SiteOne Landscape Supply LLC Tranche E (1 month LIBOR + 2.750%) 5.240%, 10/29/24	1,752	1,736
Summit Materials LLC (1 month LIBOR + 2.000%) 4.499%, 11/21/24	3,022	2,956
		20,272

Information Technology—6.7%
Applied Systems, Inc.
First Lien (1 month LIBOR + 3.000%) 5.499%, 9/19/24	450	445
Second Lien (1 month LIBOR + 7.000%) 9.499%, 9/19/25	1,108	1,114
	Par Value	Value

Information Technology—continued
Blackboard, Inc. Tranche B-4 (3 month LIBOR + 5.000%) 7.780%, 6/30/21	$1,911	$ 1,876
Boxer Parent Co., Inc. (3 month LIBOR + 4.250%) 6.851%, 10/2/25	3,920	3,835
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.500%, 9/7/23	3,402	3,360
Go Daddy Operating Co. LLC Tranche B-1 (1 month LIBOR + 2.250%) 4.749%, 2/15/24	1,948	1,932
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.736%, 11/1/23	3,730	3,692
Second Lien (3 month LIBOR + 8.250%) 10.986%, 11/1/24	965	978
Presidio Holdings, Inc. Tranche B (1 month LIBOR + 2.750%) 5.543%, 2/2/24	1,195	1,178
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 5.738%, 11/3/23	1,417	1,323
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	1,689	1,673
Tranche B-4 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	1,214	1,203
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.749%, 7/2/25	4,718	4,627
		27,236

Manufacturing—5.1%
Brand Energy & Infrastructure Services, Inc. (2 month LIBOR + 4.250%) 6.956%, 6/21/24	2,319	2,217
Circor International, Inc. (1 month LIBOR + 3.500%) 5.992%, 12/11/24	1,150	1,118
Commscope, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 2/6/26(6)	880	878
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.349%, 8/17/22	3,282	2,181
See Notes to Financial Statements.
49

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Deliver Buyer, Inc. (3 month LIBOR + 5.000%) 7.601%, 5/1/24	$1,322	$ 1,307
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.499%, 3/29/25	866	860
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 5.249%, 7/30/24	2,287	2,283
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 5.249%, 4/1/24	2,132	2,102
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 6.499%, 5/30/25	1,588	1,513
NN, Inc.
2017 (1 month LIBOR + 3.250%) 5.749%, 4/2/21	920	899
Tranche B (1 month LIBOR + 3.750%) 6.249%, 10/19/22	1,405	1,384
RBS Global, Inc. (Rexnord LLC) (1 month LIBOR + 2.000%) 4.499%, 8/21/24	1,062	1,051
Titan Acquisition Ltd. (1 month LIBOR + 3.000%) 5.499%, 3/28/25	1,574	1,461
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 6.101%, 12/23/21	1,629	1,576
		20,830

Media / Telecom - Broadcasting—3.1%
iHeartCommunications, Inc. Tranche D (1 month LIBOR + 8.750%) 11.249%, 1/30/20(7)	4,288	3,048
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.750%, 1/3/24	2,445	2,416
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 5.499%, 12/27/20	158	158
Tranche C (1 month LIBOR + 3.000%) 5.499%, 1/26/24	1,975	1,972
	Par Value	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. 2017, First Lien (1 month LIBOR + 2.750%) 0.000%, 3/15/24(6)	$5,531	$ 5,203
		12,797

Media / Telecom - Cable/Wireless Video—5.3%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.500%, 4/30/25	6,404	6,356
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 4.734%, 7/17/25	3,262	3,165
2018 (1 month LIBOR + 2.250%) 4.734%, 1/15/26	1,020	989
2018 (1 month LIBOR + 2.500%) 4.984%, 1/25/26	347	340
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 4.410%, 1/15/25	1,585	1,569
Radiate Holdco LLC (1 month LIBOR + 3.000%) 5.499%, 2/1/24	2,271	2,217
Telenet Financing LLC (1 month LIBOR + 2.250%) 4.734%, 8/15/26	1,915	1,871
UPC Financing Partnership (1 month LIBOR + 2.500%) 4.984%, 1/15/26	1,866	1,861
Virgin Media Bristol LLC (1 month LIBOR + 2.500%) 4.984%, 1/15/26	1,570	1,552
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.984%, 4/15/25	1,845	1,795
		21,715

Media / Telecom - Diversified Media—2.4%
CDS US Intermediate Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 6.296%, 7/8/22	1,645	1,507
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 4.999%, 2/28/25	832	811
	Par Value	Value

Media / Telecom - Diversified Media—continued
Formula One Management Ltd. Tranche B-3 (1 month LIBOR + 2.500%) 4.999%, 2/1/24	$1,528	$ 1,470
Fort Dearborn Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 6.784%, 10/19/23	1,778	1,716
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 6.499%, 5/4/22	3,674	3,371
Meredith Corp. Tranche B-1 (1 month LIBOR + 2.750%) 5.249%, 1/31/25	812	809
		9,684

Media / Telecom - Telecommunications—4.3%
Altice France S.A. Tranche B-13 (1 month LIBOR + 4.000%) 6.484%, 8/14/26	648	620
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 6.250%, 6/15/24	3,345	3,261
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.736%, 2/22/24	5,792	5,718
Neustar, Inc. Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.999%, 8/8/24	1,187	1,142
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 5.249%, 7/31/25	1,342	1,247
Tranche B-12 (1 month LIBOR + 3.688%) 6.171%, 1/31/26	545	516
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 0.000%, 11/1/24(6)	1,354	1,343
Second Lien (1 month LIBOR + 8.250%) 10.749%, 11/1/25	740	724
Uniti Group Inc. (1 month LIBOR + 5.000%) 7.499%, 10/24/22	1,666	1,626
See Notes to Financial Statements.
50

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
West Corp.
Tranche B (3 month LIBOR + 4.000%) 6.629%, 10/10/24	$1,063	$ 996
Tranche B-1 (3 month LIBOR + 3.500%) 6.129%, 10/10/24	462	427
		17,620

Media / Telecom - Wireless Communications—1.5%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.500%, 4/11/25	2,825	2,762
Sprint Communications, Inc.
(1 month LIBOR + 2.500%) 5.000%, 2/2/24	2,313	2,249
2019 (1 month LIBOR + 3.000%) 5.500%, 2/2/24	962	947
		5,958

Metals / Minerals—0.6%
Covia Holdings Corp. (weekly LIBOR + 3.750%) 6.160%, 6/1/25	1,363	1,160
Graftech International Ltd. (1 month LIBOR + 3.500%) 5.999%, 2/12/25	1,360	1,355
		2,515

Retail—2.2%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.499%, 9/25/24	2,401	2,343
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 4.997%, 1/30/23	2,074	2,029
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 5.733%, 10/25/20	3,320	3,079
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 5.490%, 3/11/22	1,887	1,691
		9,142

	Par Value	Value

Service—11.0%
Advantage Sales & Marketing, Inc. First Lien (1 month LIBOR + 3.250%) 5.749%, 7/23/21	$ 553	$ 468
AlixPartners LLP 2017 (1 month LIBOR + 2.750%) 5.249%, 4/4/24	2,680	2,659
Allied Universal Holdco LLC First Lien (1 month LIBOR + 4.250%) 6.749%, 7/28/22	1,167	1,136
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 5.499%, 3/20/25	332	322
CEVA Logistics Finance B.V. Tranche B (3 month LIBOR + 3.750%) 6.351%, 8/4/25	1,209	1,207
Crossmark Holdings, Inc.
First Lien (3 month PRIME + 2.500%) 8.000%, 12/20/19(7)	1,902	514
Second Lien (3 month PRIME + 6.500%) 12.000%, 12/21/20(7)	520	3
CSC SW Holdco, Inc. Tranche B-1, First Lien (3 month LIBOR + 3.250%) 6.029%, 11/14/22	1,928	1,871
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.490%, 2/6/26	1,335	1,317
First Data Corp.
2022, Tranche D (1 month LIBOR + 2.000%) 4.486%, 7/8/22	981	979
2024, Tranche A (1 month LIBOR + 2.000%) 4.486%, 4/26/24	4,336	4,322
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.499%, 5/30/25	1,612	1,555
Gopher Resource LLC (1 month LIBOR + 3.250%) 5.749%, 3/6/25	430	428
GW Honos Security Corp. Tranche B (3 month PRIME + 2.500%) 6.120%, 5/24/24	791	780
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.999%, 6/30/24	1,875	1,810
	Par Value	Value

Service—continued
Laureate Education, Inc. 2024 (1 month LIBOR + 3.500%) 5.999%, 4/26/24	$2,056	$ 2,053
Patriot Container Corp. First Lien (1 month LIBOR + 3.500%) 5.999%, 3/20/25	728	720
PetVet Care Centers LLC
First Lien (1 month LIBOR + 2.750%) 5.236%, 2/14/25	1,423	1,345
First Lien (1 month LIBOR + 2.750%) 4.226%, 2/14/25	321	303
First Lien (1 month LIBOR + 2.750%) 4.226%, 2/14/25(8)	100	95
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.500%) 5.999%, 1/3/25	2,578	2,525
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 5.499%, 11/8/24	2,513	2,494
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.749%, 12/31/25	3,227	3,155
ServiceMaster Co., LLC Tranche C (1 month LIBOR + 2.500%) 4.999%, 11/8/23	506	504
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 6.000%, 7/17/25	1,517	1,514
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 5.499%, 5/1/24	1,557	1,541
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.250%, 2/1/23	2,509	2,457
Trans Union LLC 2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.499%, 4/10/23	4,030	3,989
Tunnel Hill Partners LP (1 month LIBOR + 3.500%) 5.999%, 2/6/26	1,085	1,076
See Notes to Financial Statements.
51

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Service—continued
WEX, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 4.749%, 6/30/23	$1,977	$ 1,956
		45,098

Transportation - Automotive—2.8%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 7.851%, 11/17/23	1,419	1,178
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.740%, 4/6/24	1,371	1,338
DexKo Global, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 5.999%, 7/24/24	1,474	1,449
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 6.000%, 11/6/24	2,292	2,281
Panther BF Aggregator 2 LP Tranche B (3 month LIBOR + 3.500%) 0.000%, 3/18/26(6)	1,935	1,912
Tenneco, Inc. Tranche B (1 month LIBOR + 2.750%) 5.249%, 10/1/25	2,130	2,029
TI Group Automotive Systems LLC (1 month LIBOR + 2.500%) 4.999%, 6/30/22	1,195	1,178
		11,365

Utility—3.6%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.249%, 4/13/23	1,221	1,218
Brookfield WEC Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 6.249%, 8/1/25	2,000	1,994
Second Lien (1 month LIBOR + 6.750%) 9.249%, 8/3/26	835	834
Calpine Construction Finance Co. LP
Tranche B (1 month LIBOR + 2.500%) 4.999%, 1/15/25	1,970	1,943
Tranche B-9 (3 month LIBOR + 2.750%) 0.000%, 3/20/26(6)	835	826
	Par Value	Value

Utility—continued
Lightstone Holdco LLC
Tranche B (1 month LIBOR + 3.750%) 6.249%, 1/30/24	$ 777	$ 750
Tranche C (1 month LIBOR + 3.750%) 6.249%, 1/30/24	44	42
Pacific Gas and Electric Co.
(2 month LIBOR + 1.125%) 1.125%, 12/31/20(8)	130	130
(3 month LIBOR + 2.250%) 2.250%, 12/31/20(8)	390	390
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 6.499%, 4/15/24	1,217	1,205
Tranche B-1 (1 month LIBOR + 4.000%) 6.500%, 7/15/23	1,030	1,019
TerraForm Power Operating LLC (1 month LIBOR + 2.000%) 4.499%, 11/8/22	514	500
Vistra Operations Co. LLC
(1 month LIBOR + 2.000%) 4.499%, 8/4/23	1,335	1,318
2018 (1 month LIBOR + 2.000%) 4.486%, 12/31/25	2,432	2,393
		14,562

Total Leveraged Loans (Identified Cost $417,245)		401,284

	Shares
Common Stock—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(9)	727	20
Total Common Stock (Identified Cost $35)		20

Right—0.1%
Utilities—0.1%
Vistra Energy Corp.(9)(10)	152,810	110
Total Right (Identified Cost $129)		110

	Shares	Value

Warrants—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(10)	477	$ 1
Sabine Oil & Gas LLC(10)	2,269	9
		10

Total Warrants (Identified Cost $19)		10

Total Long-Term Investments—101.0% (Identified Cost $428,634)		412,394

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(11)	3,818,489	3,818
Total Short-Term Investment (Identified Cost $3,818)		3,818

TOTAL INVESTMENTS—101.9% (Identified Cost $432,452)		$416,212
Other assets and liabilities, net—(1.9)%		(7,670)
NET ASSETS—100.0%		$408,542

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $6,761 or 1.7% of net assets.
(3)	100% of the income received was in cash.
(4)	First pay date will be in July 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
52

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
(5)	Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	This loan will settle after March 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	3
Luxembourg	2
Netherlands	1
United Kingdom	1
France	1
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds And Notes	$ 10,970	$ —	$ 10,963	$ 7
Leveraged Loans	401,284	—	401,284	—
Equity Securities:
Right	110	—	—	110
Common Stock	20	—	—	20
Warrants	10	—	10	—
Money Market Mutual Fund	3,818	3,818	—	—
Total Investments	$416,212	$3,818	$412,257	$137
Securities held by the Fund with an end of period value of $10 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.
See Notes to Financial Statements.
53

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.5%
Alabama—1.5%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23 4.000%, 12/1/48(2)	$ 465	$ 495
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	525
5.000%, 12/1/25	1,000	1,075
		2,095

Arizona—4.5%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,171
5.000%, 7/1/37	360	420
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	586
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	657
Maricopa County Industrial Development Authority, Banner Health Revenue, 4.000%, 1/1/34	1,000	1,075
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,253
5.000%, 8/1/25	1,000	1,122
		6,284

Arkansas—0.4%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	596
California—2.3%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	104
4.500%, 6/1/23	225	243
4.500%, 6/1/24	150	164
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	295
	Par Value	Value

California—continued
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	$ 400	$ 464
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	233
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	796
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	644
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	206
		3,149

Colorado—7.1%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue, 6.250%, 10/1/33	650	653
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	456
E-470 Public Highway Authority Revenue,
5.000%, 9/1/20	340	353
(NATL Insured) 0.000%, 9/1/29	665	386
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,385
6.250%, 11/15/28	2,250	2,853
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,422
	Par Value	Value

Colorado—continued
University of Colorado, Enterprise Revenue, (Pre-Refunded 6/1/19 @ 100) 5.625%, 6/1/22	$1,370	$ 1,379
		9,887

Connecticut—2.2%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	425	431
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,708
Connecticut, State of, General Obligation, 5.000%, 9/15/34	750	881
		3,020

District of Columbia—3.7%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,080
Florida—11.5%
Brevard County Health Facilities Authority, Health First Revenue,
5.000%, 4/1/21	115	122
(Pre-Refunded 4/1/19 @ 100) 7.000%, 4/1/39	1,050	1,050
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,179
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	349
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	200	221
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	4,939
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	339
See Notes to Financial Statements.
54

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Florida—continued
Miami Beach, City of, Stormwater Revenue, (Pre-Refunded 9/1/21 @ 100) 5.250%, 9/1/23	$1,265	$ 1,376
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	227
Miami-Dade County Expressway Authority, Toll Revenue, 5.000%, 7/1/33	480	561
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,936
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,308
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	865
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	480	536
		16,008

Georgia—1.8%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	757
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	1,555	1,689
		2,446

Idaho—1.3%
Idaho Health Facilities Authority, St. Lukes Health System Revenue, 5.000%, 3/1/37	235	269
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,579
		1,848

	Par Value	Value

Illinois—9.8%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue, 5.000%, 1/1/20	$ 70	$ 72
Chicago, City of,
Sales Tax Revenue (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	27
Sales Tax Revenue (Escrowed to Maturity) 5.000%, 1/1/21	750	794
Waterworks Revenue, Second Lien 5.000%, 11/1/22	500	552
Waterworks Revenue, Second Lien 5.000%, 11/1/30	500	572
Waterworks Revenue, Second Lien (AGM Insured) 5.000%, 11/1/31	500	581
Waterworks Revenue, Second Lien (AGM Insured) 5.250%, 11/1/32	350	411
Illinois Finance Authority, Rush University Medical Center Revenue 5.000%, 11/15/21	250	271
Illinois State Toll Highway Authority, Toll Highway Revenue Senior Lien, 5.000%, 1/1/32	1,000	1,168
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	869
5.000%, 2/1/26	1,490	1,591
5.000%, 2/1/27	1,250	1,380
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	812
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	530
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue 5.000%, 1/1/30	1,500	1,742
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,639
	Par Value	Value

Illinois—continued
5.125%, 4/1/36	$ 500	$ 522
		13,533

Indiana—2.1%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	894
Parkview Health System, 5.000%, 11/1/43	1,700	1,950
		2,844

Louisiana—0.4%
New Orleans Sewerage Service Revenue, 5.000%, 6/1/20	550	571
Maine—1.9%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,105
5.000%, 7/1/29	580	636
5.000%, 7/1/30	770	842
		2,583

Maryland—3.2%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36	250	280
Maryland Economic Development Corp., Exelon Generation Co. Revenue, Mandatory Put 6/1/20 2.550%, 12/1/25(2)	500	501
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue (Pre-Refunded 7/1/19 @ 100) 6.750%, 7/1/29	2,015	2,041
Medstar Health System Revenue 5.000%, 8/15/26	800	932
Medstar Health System Revenue 5.000%, 5/15/42	600	676
		4,430

Massachusetts—0.4%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	595
See Notes to Financial Statements.
55

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Michigan—1.8%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	$1,250	$ 1,434
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	593
4.000%, 10/15/36	500	534
		2,561

New Jersey—5.5%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,031
New Jersey Economic Development Authority, Cigarette Tax Revenue, (AGM Insured) 5.000%, 6/15/22	3,000	3,264
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,730	1,813
New Jersey Transportation Trust Fund Authority, 5.000%, 6/15/19	150	151
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	260
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	290
5.000%, 6/1/32	250	289
5.000%, 6/1/33	250	287
5.000%, 6/1/34	250	285
		7,670

New York—3.8%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	615
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	211
	Par Value	Value

New York—continued
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	$ 500	$ 502
(AMBAC Insured) 5.000%, 1/1/20	900	903
(AMBAC Insured) 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority, Water & Sewer Revenue, General Resolution, 5.000%, 6/15/40	1,295	1,538
New York State Dormitory Authority,
New York University Hospitals Center Revenue 5.000%, 7/1/33	150	174
Orange Regional Medical Center Revenue 5.000%, 12/1/23(3)	300	336
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	262
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	216
		5,228

North Dakota—1.0%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,374
Ohio—1.7%
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,383
Ohio State Juvenile Correction Facilities Project, Lease Revenue, 5.000%, 10/1/22	935	1,042
		2,425

Oklahoma—1.0%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, (Pre-Refunded 1/1/21 @ 100) 5.000%, 1/1/29	1,250	1,326
	Par Value	Value

Oregon—2.0%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	$ 450	$ 488
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,293
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/36	800	948
		2,729

Pennsylvania—4.7%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	284
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	297
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	250	268
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	265	285
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	1,235	1,326
(Pre-Refunded 12/1/21 @ 100) 5.250%, 12/1/31	1,000	1,098
Toll Highway Revenue 6.375%, 12/1/38	2,000	2,531
Philadelphia, City of,
Water & Wastewater Revenue 5.000%, 11/1/31	125	149
Water & Wastewater Revenue 5.000%, 10/1/42	300	345
		6,583

South Carolina—1.0%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,125
See Notes to Financial Statements.
56

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

South Carolina—continued
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	$ 250	$ 292
		1,417

Tennessee—2.3%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,131
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	545	547
2.300%, 1/1/21	310	312
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,208
		3,198

Texas—13.0%
Corpus Christi Independent School District, General Obligation, (PSF-GTD Insured) 4.000%, 8/15/43	5,000	5,302
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,173
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,184
	Par Value	Value

Texas—continued
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	$1,675	$ 1,960
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	1,085	1,197
(AGM Insured) 5.000%, 9/1/25	1,015	1,118
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior Lien 6.250%, 12/15/26	1,515	1,760
Corp. II 2.413%, 9/15/27(2)	2,820	2,745
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured) 5.000%, 8/1/24	1,340	1,547
		17,986

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	346
Virginia—1.7%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,482
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(3)	200	205
5.000%, 7/1/21(3)	400	418
5.000%, 7/1/22(3)	195	207
		2,312

	Par Value	Value

Washington—1.4%
King County Sewer Revenue, 5.000%, 7/1/36	$1,630	$ 1,909
West Virginia—0.2%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	330
Wisconsin—1.0%
Public Finance Authority,
Renown Regional Medical Center Revenue 5.000%, 6/1/33	1,000	1,135
Waste Management, Inc. Revenue 2.875%, 5/1/27	250	252
		1,387

Total Municipal Bonds (Identified Cost $128,080)		133,750

	Shares
Exchange-Traded Fund—0.9%
VanEck Vectors High-Yield Municipal Index ETF(4)	20,630	1,295
Total Exchange-Traded Fund (Identified Cost $1,259)		1,295

Total Long-Term Investments—97.4% (Identified Cost $129,339)		135,045

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.372%)(4)	2,164,256	2,164
Total Short-Term Investment (Identified Cost $2,164)		2,164

See Notes to Financial Statements.
57

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
Value

TOTAL INVESTMENTS—99.0% (Identified Cost $131,503)	$137,209
Other assets and liabilities, net—1.0%	1,430
NET ASSETS—100.0%	$138,639

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At March 31, 2019, 19.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $1,166 or 0.8% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$133,750	$ —	$133,750
Equity Securities:
Exchange-Traded Fund	1,295	1,295	—
Money Market Mutual Fund	2,164	2,164	—
Total Investments	$137,209	$3,459	$133,750
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
58

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Newfleet Bond Fund	Newfleet CA Tax-Exempt Bond Fund	Newfleet High Yield Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$ 73,924	$ 18,514	$ 60,030
Investment in affiliated fund at value(3)	641	—	—
Cash	2,041	2	1,968
Receivables
Investment securities sold	403	—	533
Fund shares sold	80	19	8
Receivable from adviser	—	8	—
Dividends and interest	530	15	886
Securities lending	—	—	2
Prepaid trustee retainer	2	— (a)	1
Prepaid expenses	23	5	31
Other assets	5	1	4
Total assets	77,649	18,564	63,463
Liabilities
Payables
Fund shares repurchased	47	113	128
Investment securities purchased	2,303	—	1,830
Collateral on securities loaned	—	—	1,641
Dividend distributions	12	85	32
Investment advisory fees	11	—	16
Distribution and service fees	11	3	13
Administration and accounting fees	7	3	6
Transfer agent and sub-transfer agent fees and expenses	9	3	5
Professional fees	18	9	18
Trustee deferred compensation plan	5	1	4
Other accrued expenses	11	4	16
Total liabilities	2,434	221	3,709
Net Assets	$ 75,215	$ 18,343	$ 59,754
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 76,749	$ 18,345	$ 65,180
Accumulated earnings (loss)	(1,534)	(2)	(5,426)
Net Assets	$ 75,215	$ 18,343	$ 59,754
Net Assets:
Class A	$ 34,907	$ 14,424	$ 50,967
Class C	$ 4,137	$ —	$ 2,061
Class I	$ 35,467	$ 3,919	$ 5,906
Class R6	$ 704	$ —	$ 820
Shares Outstanding (unlimited number of shares authorized, no par value):(4)
Class A	3,155,100	1,299,479	12,569,686
Class C	382,841	—	517,549
Class I	3,153,866	353,719	1,454,191
Class R6	62,555	—	201,967
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.06	$ 11.10	$ 4.05
Class C	$ 10.81	$ —	$ 3.98
Class I	$ 11.25	$ 11.08	$ 4.06
Class R6	$ 11.25	$ —	$ 4.06
See Notes to Financial Statements.
59

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Newfleet Bond Fund	Newfleet CA Tax-Exempt Bond Fund	Newfleet High Yield Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.49	$ 11.41	$ 4.21
Maximum Sales Charge - Class A	3.75%	2.75%	3.75%
(1) Investment in unaffiliated securities at cost	$ 73,076	$ 18,514	$ 61,210
(2) Market value of securities on loan	$ —	$ —	$ 1,568
(3) Investment in affiliated fund at cost	$ 687	$ —	$ —
(4) Newfleet Bond Fund has a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500.
See Notes to Financial Statements.
60

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Newfleet Low Duration Income Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$ 416,009	$ 259,619	$ 416,212	$ 137,209
Investment in affiliated fund at value(3)	—	4,509	—	—
Cash	2,149	5,597	3,702	—
Receivables
Investment securities sold	3,522	4,051	3,162	—
Fund shares sold	2,507	930	602	35
Dividends and interest	1,556	2,285	928	1,773
Tax reclaims	—	2	—	—
Securities lending	— (a)	3	—	—
Prepaid trustee retainer	8	5	8	3
Prepaid expenses	47	25	50	27
Other assets	29	19	30	10
Total assets	425,827	277,045	424,694	139,057
Liabilities
Cash overdraft	—	—	—	— (a)
Foreign currency overdraft(4)	—	— (a)	—	—
Payables
Fund shares repurchased	1,330	402	1,134	226
Investment securities purchased	10,280	8,929	9,132	—
Secured borrowings (See Note 11)	—	—	5,000	—
Collateral on securities loaned	541	3,540	—	—
Dividend distributions	100	230	405	73
Investment advisory fees	76	92	142	33
Distribution and service fees	37	55	89	19
Administration and accounting fees	38	25	39	14
Transfer agent and sub-transfer agent fees and expenses	73	50	49	15
Professional fees	18	22	15	18
Trustee deferred compensation plan	29	19	30	10
Interest payable on borrowings	—	—	1	—
Other accrued expenses	32	27	116	10
Total liabilities	12,554	13,391	16,152	418
Net Assets	$ 413,273	$ 263,654	$ 408,542	$ 138,639
Net Assets Consist of:
Common stock $0.001 par value	$ 39	$ —	$ —	$ 12
Capital paid in on shares of beneficial interest	415,795	289,558	461,170	132,999
Accumulated earnings (loss)	(2,561)	(25,904)	(52,628)	5,628
Net Assets	$ 413,273	$ 263,654	$ 408,542	$ 138,639
Net Assets:
Class A	$ 82,492	$ 74,281	$ 153,222	$ 37,782
Class C	$ 22,976	$ 46,839	$ 64,480	$ 13,486
Class I	$ 307,704	$ 138,548	$ 190,665	$ 87,371
Class R6	$ 101	$ 3,985	$ 173	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(5)
Class A	7,691,346	7,452,963	16,775,277	3,404,815
Class C	2,142,359	4,652,254	7,050,788	1,215,152
Class I	28,697,923	13,898,584	20,893,054	7,873,892
Class R6	9,452	399,336	19,005	—
See Notes to Financial Statements.
61

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Newfleet Low Duration Income Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.73	$ 9.97	$ 9.13	$ 11.10
Class C	$ 10.72	$ 10.07	$ 9.15	$ 11.10
Class I	$ 10.72	$ 9.97	$ 9.13	$ 11.10
Class R6	$ 10.72	$ 9.98	$ 9.13	$ —
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.98	$ 10.36	$ 9.39	$ 11.41
Maximum Sales Charge - Class A	2.25%	3.75%	2.75%	2.75%
(1) Investment in unaffiliated securities at cost	$ 415,240	$ 264,491	$ 432,452	$ 131,503
(2) Market value of securities on loan	$ 524	$ 3,390	$ —	$ —
(3) Investment in affiliated fund at cost	$ —	$ 4,834	$ —	$ —
(4) Foreign currency at cost	$ —	$ —(a)	$ —	$ —
(5) Newfleet Low Duration Income Fund and Newfleet Tax-Exempt Bond Fund have a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500.
See Notes to Financial Statements.
62

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
	Newfleet Bond Fund	Newfleet CA Tax-Exempt Bond Fund	Newfleet High Yield Fund
Investment Income
Dividends	$ 7	$ 3	$ 51
Dividends from affiliated fund	25	—	—
Interest	1,395	366	1,967
Security lending, net of fees	1	—	15
Foreign taxes withheld	—	—	— (1)
Total investment income	1,428	369	2,033
Expenses
Investment advisory fees	149	52	197
Distribution and service fees, Class A	42	20	63
Distribution and service fees, Class C	24	—	13
Administration and accounting fees	39	16	36
Transfer agent fees and expenses	17	6	18
Sub-transfer agent fees and expenses, Class A	10	2	12
Sub-transfer agent fees and expenses, Class C	2	—	1
Sub-transfer agent fees and expenses, Class I	9	3	2
Custodian fees	2	—	— (1)
Printing fees and expenses	5	3	5
Professional fees	14	3	14
Registration fees	28	31	27
Trustees’ fees and expenses	3	1	2
Miscellaneous expenses	12	3	18
Total expenses	356	140	408
Less expenses reimbursed and/or waived by investment adviser(2)	(93)	(52)	(106)
Less low balance account fees	(1)	— (1)	(3)
Net expenses	262	88	299
Net investment income (loss)	1,166	281	1,734
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(384)	597	(374)
Affiliated fund	(31)	—	—
Foreign currency transactions	(6)	—	(26)
Net change in unrealized appreciation (depreciation) from:
Unaffiliated investments	1,845	(319)	(841)
Affiliated fund	(7)	—	—
Net realized and unrealized gain (loss) on investments	1,417	278	(1,241)
Net increase (decrease) in net assets resulting from operations	$2,583	$ 559	$ 493

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements.
63

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
	Newfleet Low Duration Income Fund	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Investment Income
Dividends	$ 60	$ 43	$ 96	$ 20
Dividends from affiliated fund	—	174	—	—
Interest	6,460	7,226	13,766	2,413
Security lending, net of fees	4	24	—	—
Foreign taxes withheld	—	(2)	—	—
Total investment income	6,524	7,465	13,862	2,433
Expenses
Investment advisory fees	852	729	1,010	317
Distribution and service fees, Class A	98	89	216	45
Distribution and service fees, Class C	122	246	355	73
Administration and accounting fees	203	142	238	78
Transfer agent fees and expenses	83	58	97	31
Sub-transfer agent fees and expenses, Class A	30	27	14	10
Sub-transfer agent fees and expenses, Class C	7	16	23	4
Sub-transfer agent fees and expenses, Class I	107	55	60	39
Custodian fees	1	4	—	—
Printing fees and expenses	18	14	23	7
Professional fees	14	17	19	13
Interest expense	—	—	477	—
Registration fees	28	35	29	21
Trustees’ fees and expenses	14	12	20	6
Miscellaneous expenses	25	26	101	8
Total expenses	1,602	1,470	2,682	652
Less expenses reimbursed and/or waived by investment adviser(1)	(431)	(176)	(85)	(112)
Less low balance account fees	— (2)	— (2)	— (2)	— (2)
Net expenses	1,171	1,294	2,597	540
Net investment income (loss)	5,353	6,171	11,265	1,893
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(698)	(3,753)	(4,694)	(236)
Affiliated fund	—	(280)	—	—
Foreign currency transactions	—	(1,069)	—	—
Net change in unrealized appreciation (depreciation) from:
Unaffiliated investments	4,138	4,063	(11,247)	3,703
Affiliated fund	—	(20)	—	—
Foreign currency transactions	—	— (2)	—	—
Net realized and unrealized gain (loss) on investments	3,440	(1,059)	(15,941)	3,467
Net increase (decrease) in net assets resulting from operations	$8,793	$ 5,112	$ (4,676)	$5,360

(1)	See Note 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements.
64

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Bond Fund		Newfleet CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 1,166	$ 2,326	$ 281	$ 741
Net realized gain (loss)	(421)	(303)	597	99
Net change in unrealized appreciation (depreciation)	1,838	(2,674)	(319)	(835)
Increase (decrease) in net assets resulting from operations	2,583	(651)	559	5
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(581)	(1,221) (1)	(740)	(584) (1)
Class C	(65)	(153) (1)	—	—
Class I	(500)	(992) (1)	(267)	(356) (1)
Class R6	(9)	(18) (1)	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R6	—	—	—	—
Dividends and Distributions to Shareholders	(1,155)	(2,384)	(1,007)	(940)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	198	(3,967)	(1,215)	(689)
Class C	(1,105)	(1,251)	—	—
Class I	7,480	1,951	(4,232)	(1,473)
Class R6	277	(28)	—	—
Increase (decrease) in net assets from capital transactions	6,850	(3,295)	(5,447)	(2,162)
Net increase (decrease) in net assets	8,278	(6,330)	(5,895)	(3,097)
Net Assets
Beginning of period	66,937	73,267	24,238	27,335
End of Period	$ 75,215	$ 66,937	$ 18,343	$ 24,238
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 151	N/A	$ 30

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (1,221)	$ (458)
Class C	(153)	—
Class I	(992)	(282)
Class R6	(18)	—
Net realized gains:
Class A	—	(126)
Class I	—	(74)
Total	$ (2,384)	$ (940)
See Notes to Financial Statements.
65

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet High Yield Fund		Newfleet Low Duration Income Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 1,734	$ 3,721	$ 5,353	$ 8,941
Net realized gain (loss)	(400)	56	(698)	(1,531)
Net change in unrealized appreciation (depreciation)	(841)	(1,946)	4,138	(5,177)
Increase (decrease) in net assets resulting from operations	493	1,831	8,793	2,233
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(1,446)	(3,001) (1)	(1,059)	(1,854) (1)
Class C	(66)	(173) (1)	(236)	(423) (1)
Class I	(189)	(353) (1)	(4,059)	(6,664) (1)
Class R6	(44)	(292) (1)	(1)	—
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R6	—	—	—	—
Dividends and Distributions to Shareholders	(1,745)	(3,819)	(5,355)	(8,941)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	13	(3,267)	7,044	(5,375)
Class C	(1,108)	(235)	(52)	(9,071)
Class I	(2,457)	2,147	39,975	19,203
Class R6	(3,512)	(704)	100	—
Increase (decrease) in net assets from capital transactions	(7,064)	(2,059)	47,067	4,757
Net increase (decrease) in net assets	(8,316)	(4,047)	50,505	(1,951)
Net Assets
Beginning of period	68,070	72,117	362,768	364,719
End of Period	$ 59,754	$ 68,070	$ 413,273	$ 362,768
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 300	N/A	$ 266

(1)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
See Notes to Financial Statements.
66

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Intermediate Bond Fund		Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 6,171	$ 15,818	$ 11,265	$ 22,734
Net realized gain (loss)	(5,102)	(5,000)	(4,694)	356
Net change in unrealized appreciation (depreciation)	4,043	(11,400)	(11,247)	(803)
Increase (decrease) in net assets resulting from operations	5,112	(582)	(4,676)	22,287
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(1,621)	(3,326) (1)	(4,460)	(9,078) (1)
Class C	(927)	(2,011) (1)	(1,570)	(3,128) (1)
Class I	(3,390)	(8,704) (1)	(5,552)	(10,787) (1)
Class R6	(141)	(792) (1)	(4)	(22) (1)
Tax Return on Capital:
Class A	—	(123)	—	—
Class C	—	(91)	—	—
Class I	—	(302)	—	—
Class R6	—	(27)	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R6	—	—	—	—
Dividends and Distributions to Shareholders	(6,079)	(15,376)	(11,586)	(23,015)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	1,126	(10,361)	(36,544)	(26,751)
Class C	(6,839)	(7,437)	(11,781)	(19,138)
Class I	(23,153)	(34,563)	(29,689)	(22,375)
Class R6	(11,611)	(2,877)	72	9
Increase (decrease) in net assets from capital transactions	(40,477)	(55,238)	(77,942)	(68,255)
Net increase (decrease) in net assets	(41,444)	(71,196)	(94,204)	(68,983)
Net Assets
Beginning of period	305,098	376,294	502,746	571,729
End of Period	$ 263,654	$ 305,098	$ 408,542	$ 502,746
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (173)	N/A	$ 369

(1)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
See Notes to Financial Statements.
67

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 1,893	$ 4,498
Net realized gain (loss)	(236)	806
Net change in unrealized appreciation (depreciation)	3,703	(5,784)
Increase (decrease) in net assets resulting from operations	5,360	(480)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(685)	(1,358) (1)
Class C	(229)	(460) (1)
Class I	(1,838)	(3,474) (1)
Class A	—	—
Class C	—	—
Class I	—	—
Dividends and Distributions to Shareholders	(2,752)	(5,292)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	842	(8,931)
Class C	(2,017)	(4,937)
Class I	(16,786)	6,081
Increase (decrease) in net assets from capital transactions	(17,961)	(7,787)
Net increase (decrease) in net assets	(15,353)	(13,559)
Net Assets
Beginning of period	153,992	167,551
End of Period	$ 138,639	$ 153,992
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 217

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (1,166)
Class C	(375)
Class I	(3,044)
Net realized gains:
Class A	(192)
Class C	(85)
Class I	(430)
Total	$ (5,292)
See Notes to Financial Statements.
68

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Bond Fund
Class A
10/1/18 to 3/31/19(6)	$10.84	0.19	0.22	0.41	(0.19)	—	—	(0.19)	—	0.22	$11.06	3.79%	$ 34,907	0.84%	1.13%	3.48%	31%
10/1/17 to 9/30/18	11.31	0.36	(0.46)	(0.10)	(0.37)	—	—	(0.37)	—	(0.47)	10.84	(0.92)	33,998	0.84	1.12	3.24	49
10/1/16 to 9/30/17	11.38	0.37	(0.08)	0.29	(0.36)	—	—	(0.36)	—	(0.07)	11.31	2.60 (7)	39,536	0.84 (7)	1.17	3.26 (7)	56
10/1/15 to 9/30/16	11.02	0.36	0.33	0.69	(0.33)	—	—	(0.33)	— (8)	0.36	11.38	6.38 (9)	44,136	0.86 (10)	1.18	3.28	64
10/1/14 to 9/30/15	11.43	0.40	(0.43)	(0.03)	(0.32)	(0.06)	—	(0.38)	—	(0.41)	11.02	(0.26)	48,064	0.85	1.12	3.55	64
10/1/13 to 9/30/14	11.21	0.47	0.22	0.69	(0.47)	—	—	(0.47)	—	0.22	11.43	6.18	53,603	0.85	1.10	4.08	38
Class C
10/1/18 to 3/31/19(6)	$10.59	0.14	0.22	0.36	(0.14)	—	—	(0.14)	—	0.22	$10.81	3.45%	$ 4,137	1.59%	1.88%	2.72%	31%
10/1/17 to 9/30/18	11.04	0.27	(0.44)	(0.17)	(0.28)	—	—	(0.28)	—	(0.45)	10.59	(1.58)	5,165	1.59	1.87	2.49	49
10/1/16 to 9/30/17	11.12	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	—	(0.08)	11.04	1.79 (7)	6,671	1.59 (7)	1.92	2.51 (7)	56
10/1/15 to 9/30/16	10.78	0.27	0.32	0.59	(0.25)	—	—	(0.25)	— (8)	0.34	11.12	5.54 (9)	9,409	1.61 (10)	1.93	2.52	64
10/1/14 to 9/30/15	11.19	0.30	(0.41)	(0.11)	(0.24)	(0.06)	—	(0.30)	—	(0.41)	10.78	(1.00)	8,853	1.60	1.87	2.74	64
10/1/13 to 9/30/14	10.99	0.37	0.21	0.58	(0.38)	—	—	(0.38)	—	0.20	11.19	5.34	6,315	1.60	1.85	3.33	38
Class I
10/1/18 to 3/31/19(6)	$11.02	0.20	0.23	0.43	(0.20)	—	—	(0.20)	—	0.23	$11.25	3.98%	$ 35,467	0.59%	0.87%	3.73%	31%
10/1/17 to 9/30/18	11.49	0.39	(0.46)	(0.07)	(0.40)	—	—	(0.40)	—	(0.47)	11.02	(0.60)	27,360	0.59	0.84	3.50	49
10/1/16 to 9/30/17	11.56	0.40	(0.08)	0.32	(0.39)	—	—	(0.39)	—	(0.07)	11.49	2.81 (7)	26,597	0.59 (7)	0.92	3.52 (7)	56
10/1/15 to 9/30/16	11.19	0.40	0.33	0.73	(0.36)	—	—	(0.36)	— (8)	0.37	11.56	6.63 (9)	24,236	0.61 (10)	0.93	3.51	64
10/1/14 to 9/30/15	11.59	0.43	(0.42)	0.01	(0.35)	(0.06)	—	(0.41)	—	(0.40)	11.19	0.08	17,456	0.60	0.87	3.78	64
10/1/13 to 9/30/14	11.37	0.50	0.21	0.71	(0.49)	—	—	(0.49)	—	0.22	11.59	6.35	16,468	0.60	0.85	4.33	38
Class R6
10/1/18 to 3/31/19(6)	$11.02	0.21	0.23	0.44	(0.21)	—	—	(0.21)	—	0.23	$11.25	3.95%	$ 704	0.47%	0.81%	3.87%	31%
10/1/17 to 9/30/18	11.50	0.40	(0.47)	(0.07)	(0.41)	—	—	(0.41)	—	(0.48)	11.02	(0.60)	414	0.50 (11)	0.79	3.59	49
11/3/16 (12) to 9/30/17	11.45	0.38	0.03	0.41	(0.36)	—	—	(0.36)	—	0.05	11.50	3.66 (7)	463	0.53 (7)	0.88	3.33 (7)	56 (13)

Newfleet CA Tax-Exempt Bond Fund
Class A
10/1/18 to 3/31/19(6)	$11.40	0.13	0.14	0.27	(0.15)	—	(0.42)	(0.57)	—	(0.30)	$11.10	2.37%	$ 14,424	0.85%	1.28%	2.31%	4%
10/1/17 to 9/30/18	11.81	0.32	(0.32)	—	(0.32)	—	(0.09)	(0.41)	—	(0.41)	11.40	(0.05)	16,016	0.85	1.15	2.75	6
10/1/16 to 9/30/17	12.17	0.33	(0.28)	0.05	(0.34)	—	(0.07)	(0.41)	—	(0.36)	11.81	0.45 (7)	17,298	0.85 (7)	1.17	2.82 (7)	33
10/1/15 to 9/30/16	12.14	0.37	0.29	0.66	(0.36)	—	(0.27)	(0.63)	—	0.03	12.17	5.56	19,464	0.86 (10)	1.22	3.03	21
10/1/14 to 9/30/15	12.51	0.39	0.03	0.42	(0.40)	—	(0.39)	(0.79)	—	(0.37)	12.14	3.44	19,978	0.85	1.18	3.16	24
10/1/13 to 9/30/14	12.10	0.43	0.64	1.07	(0.42)	—	(0.24)	(0.66)	—	0.41	12.51	9.16	21,729	0.85	1.11	3.49	7
Class I
10/1/18 to 3/31/19(6)	$11.38	0.15	0.13	0.28	(0.16)	—	(0.42)	(0.58)	—	(0.30)	$11.08	2.49%	$ 3,919	0.60%	1.08%	2.68%	4%
10/1/17 to 9/30/18	11.79	0.35	(0.32)	0.03	(0.35)	—	(0.09)	(0.44)	—	(0.41)	11.38	0.19	8,222	0.60	0.96	3.00	6
10/1/16 to 9/30/17	12.15	0.36	(0.28)	0.08	(0.37)	—	(0.07)	(0.44)	—	(0.36)	11.79	0.69 (7)	10,037	0.60 (7)	0.94	3.06 (7)	33
10/1/15 to 9/30/16	12.12	0.40	0.29	0.69	(0.39)	—	(0.27)	(0.66)	—	0.03	12.15	5.83	11,649	0.61 (10)	0.97	3.28	21
10/1/14 to 9/30/15	12.49	0.42	0.03	0.45	(0.43)	—	(0.39)	(0.82)	—	(0.37)	12.12	3.71	11,059	0.60	0.93	3.41	24
10/1/13 to 9/30/14	12.09	0.45	0.64	1.09	(0.45)	—	(0.24)	(0.69)	—	0.40	12.49	9.36	11,453	0.60	0.83	3.74	7
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
69

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet High Yield Fund
Class A
10/1/18 to 3/31/19(6)	$ 4.13	0.11	(0.07)	0.04	(0.12)	—	—	(0.12)	—	(0.08)	$ 4.05	1.17%	$ 50,967	0.99%	1.35%	5.73%	26%
10/1/17 to 9/30/18	4.25	0.23	(0.12)	0.11	(0.23)	—	—	(0.23)	—	(0.12)	4.13	2.77	51,859	0.99	1.34	5.48	66
10/1/16 to 9/30/17	4.18	0.23	0.06	0.29	(0.22)	—	—	(0.22)	—	0.07	4.25	7.05 (7)	56,694	1.00 (7)(11)	1.41	5.36 (7)	71
10/1/15 to 9/30/16	3.98	0.21	0.20	0.41	(0.21)	—	—	(0.21)	— (8)	0.20	4.18	10.59 (9)	64,338	1.15 (10)	1.42	5.15	81
10/1/14 to 9/30/15	4.35	0.22	(0.36)	(0.14)	(0.23)	—	—	(0.23)	—	(0.37)	3.98	(3.39)	60,951	1.15	1.32	5.26	94
10/1/13 to 9/30/14	4.27	0.24	0.08	0.32	(0.24)	—	—	(0.24)	—	0.08	4.35	7.53	71,042	1.15	1.31	5.55	82
Class C
10/1/18 to 3/31/19(6)	$ 4.06	0.10	(0.08)	0.02	(0.10)	—	—	(0.10)	—	(0.08)	$ 3.98	0.51%	$ 2,061	1.74%	2.11%	4.93%	26%
10/1/17 to 9/30/18	4.17	0.19	(0.10)	0.09	(0.20)	—	—	(0.20)	—	(0.11)	4.06	2.20	3,254	1.74	2.08	4.73	66
10/1/16 to 9/30/17	4.11	0.19	0.06	0.25	(0.19)	—	—	(0.19)	—	0.06	4.17	6.11 (7)	3,593	1.75 (7)(11)	2.17	4.61 (7)	71
10/1/15 to 9/30/16	3.92	0.17	0.20	0.37	(0.18)	—	—	(0.18)	— (8)	0.19	4.11	9.68 (9)	4,231	1.90 (10)	2.17	4.40	81
10/1/14 to 9/30/15	4.28	0.19	(0.35)	(0.16)	(0.20)	—	—	(0.20)	—	(0.36)	3.92	(3.93)	3,705	1.90	2.07	4.52	94
10/1/13 to 9/30/14	4.21	0.21	0.07	0.28	(0.21)	—	—	(0.21)	—	0.07	4.28	6.60	4,038	1.90	2.07	4.79	82
Class I
10/1/18 to 3/31/19(6)	$ 4.13	0.12	(0.07)	0.05	(0.12)	—	—	(0.12)	—	(0.07)	$ 4.06	1.30%	$ 5,906	0.74%	1.10%	5.94%	26%
10/1/17 to 9/30/18	4.25	0.24	(0.12)	0.12	(0.24)	—	—	(0.24)	—	(0.12)	4.13	3.03	8,557	0.74	1.14	5.72	66
10/1/16 to 9/30/17	4.18	0.24	0.06	0.30	(0.23)	—	—	(0.23)	—	0.07	4.25	7.31 (7)	6,577	0.75 (7)(11)	1.17	5.62 (7)	71
10/1/15 to 9/30/16	3.98	0.21	0.21	0.42	(0.22)	—	—	(0.22)	— (8)	0.20	4.18	10.86 (9)	7,954	0.90 (10)	1.16	5.38	81
10/1/14 to 9/30/15	4.35	0.23	(0.36)	(0.13)	(0.24)	—	—	(0.24)	—	(0.37)	3.98	(3.15)	4,625	0.90	1.07	5.53	94
10/1/13 to 9/30/14	4.27	0.26	0.07	0.33	(0.25)	—	—	(0.25)	—	0.08	4.35	7.80	6,120	0.90	1.07	5.80	82
Class R6
10/1/18 to 3/31/19(6)	$ 4.13	0.12	(0.07)	0.05	(0.12)	—	—	(0.12)	—	(0.07)	$ 4.06	1.32%	$ 820	0.68%	1.03%	5.76%	26%
10/1/17 to 9/30/18	4.25	0.24	(0.11)	0.13	(0.25)	—	—	(0.25)	—	(0.12)	4.13	3.09	4,400	0.69	1.00	5.79	66
11/3/16 (12) to 9/30/17	4.14	0.22	0.10	0.32	(0.21)	—	—	(0.21)	—	0.11	4.25	7.93 (7)	5,253	0.69 (7)(11)	1.15	5.66 (7)	71 (13)

Newfleet Low Duration Income Fund
Class A
10/1/18 to 3/31/19(6)	$10.64	0.14	0.09	0.23	(0.14)	—	—	(0.14)	—	0.09	$10.73	2.30%	$ 82,492	0.75%	0.98%	2.69%	23%
10/1/17 to 9/30/18	10.83	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	—	(0.19)	10.64	0.55	74,707	0.75	1.09	2.32	54
10/1/16 to 9/30/17	10.90	0.21	(0.07)	0.14	(0.21)	—	—	(0.21)	—	(0.07)	10.83	1.31	81,542	0.75	1.12	1.95	55
1/1/16 to 9/30/16(14)	10.70	0.15	0.20	0.35	(0.15)	—	—	(0.15)	—	0.20	10.90	3.25	102,049	0.76 (10)	1.12	1.89	38
1/1/15 to 12/31/15	10.82	0.19	(0.09)	0.10	(0.19)	(0.03)	—	(0.22)	— (8)	(0.12)	10.70	0.89 (9)	85,666	0.75	1.12	1.77	56
1/1/14 to 12/31/14	10.83	0.22	(0.01)	0.21	(0.22)	—	—	(0.22)	—	(0.01)	10.82	1.94	75,456	0.92 (11)	1.11	2.02	58
1/1/13 to 12/31/13	10.96	0.21	(0.13)	0.08	(0.21)	—	—	(0.21)	—	(0.13)	10.83	0.76	39,436	0.95	1.14	1.93	51
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
70

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Low Duration Income Fund (Continued)
Class C
10/1/18 to 3/31/19(6)	$10.64	0.10	0.08	0.18	(0.10)	—	—	(0.10)	—	0.08	$10.72	1.82%	$ 22,976	1.50%	1.71%	1.94%	23%
10/1/17 to 9/30/18	10.83	0.17	(0.19)	(0.02)	(0.17)	—	—	(0.17)	—	(0.19)	10.64	(0.20)	22,809	1.50	1.82	1.55	54
10/1/16 to 9/30/17	10.90	0.13	(0.07)	0.06	(0.13)	—	—	(0.13)	—	(0.07)	10.83	0.56	32,400	1.50	1.87	1.20	55
1/1/16 to 9/30/16(14)	10.70	0.09	0.19	0.28	(0.08)	—	—	(0.08)	—	0.20	10.90	2.67	46,642	1.51 (10)	1.87	1.15	38
1/1/15 to 12/31/15	10.82	0.11	(0.10)	0.01	(0.10)	(0.03)	—	(0.13)	— (8)	(0.12)	10.70	0.13 (9)	44,621	1.50	1.86	1.02	56
1/1/14 to 12/31/14	10.84	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)	—	(0.02)	10.82	1.08	51,303	1.68 (11)	1.87	1.28	58
1/1/13 to 12/31/13	10.97	0.13	(0.13)	—	(0.13)	—	—	(0.13)	—	(0.13)	10.84	0.01	25,463	1.70	1.89	1.17	51
Class I
10/1/18 to 3/31/19(6)	$10.63	0.16	0.09	0.25	(0.16)	—	—	(0.16)	—	0.09	$10.72	2.33%	$307,704	0.50%	0.73%	2.93%	23%
10/1/17 to 9/30/18	10.83	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	—	(0.20)	10.63	0.71	265,252	0.50	0.83	2.57	54
10/1/16 to 9/30/17	10.90	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	—	(0.07)	10.83	1.56	250,777	0.50	0.88	2.21	55
1/1/16 to 9/30/16(14)	10.70	0.17	0.20	0.37	(0.17)	—	—	(0.17)	—	0.20	10.90	3.44	251,630	0.52 (10)	0.87	2.15	38
1/1/15 to 12/31/15	10.81	0.22	(0.09)	0.13	(0.21)	(0.03)	—	(0.24)	— (8)	(0.11)	10.70	1.24 (9)	150,977	0.50	0.88	2.03	56
1/1/14 to 12/31/14	10.83	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	—	(0.02)	10.81	2.10	92,794	0.68 (11)	0.91	2.27	58
1/1/13 to 12/31/13	10.96	0.24	(0.13)	0.11	(0.24)	—	—	(0.24)	—	(0.13)	10.83	1.02	52,790	0.70	0.94	2.18	51
Class R6
12/20/18 (12) to 3/31/19(6)	$10.58	0.09	0.14	0.23	(0.09)	—	—	(0.09)	—	0.14	$10.72	2.19%	$ 101	0.43%	0.65%	3.11%	23% (13)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/18 to 3/31/19(6)	$ 9.97	0.23	(0.01)	0.22	(0.22)	—	—	(0.22)	—	—	$ 9.97	2.30%	$ 74,281	0.98%	1.11%	4.66%	34%
10/1/17 to 9/30/18	10.42	0.45	(0.46)	(0.01)	(0.42)	(0.02)	—	(0.44)	—	(0.45)	9.97	(0.14)	73,217	0.98	1.10	4.43	70
10/1/16 to 9/30/17	10.30	0.47	0.10	0.57	(0.45)	—	—	(0.45)	—	0.12	10.42	5.64 (7)	87,144	1.01 (7)(11)	1.13	4.55 (7)	64
10/1/15 to 9/30/16	9.76	0.47	0.49	0.96	(0.42)	—	—	(0.42)	—	0.54	10.30	10.15	98,969	1.14 (10)	1.15	4.80	60
10/1/14 to 9/30/15	10.70	0.49	(0.85)	(0.36)	(0.40)	(0.05)	(0.13)	(0.58)	— (8)	(0.94)	9.76	(3.41) (9)	104,833	1.10	1.10	4.81	66
10/1/13 to 9/30/14	10.77	0.54	0.11	0.65	(0.52)	—	(0.20)	(0.72)	—	(0.07)	10.70	6.18	119,423	1.11	1.11	5.00	54
Class C
10/1/18 to 3/31/19(6)	$10.07	0.19	—	0.19	(0.19)	—	—	(0.19)	—	—	$10.07	1.90%	$ 46,839	1.73%	1.85%	3.91%	34%
10/1/17 to 9/30/18	10.53	0.38	(0.48)	(0.10)	(0.34)	(0.02)	—	(0.36)	—	(0.46)	10.07	(0.96)	53,809	1.73	1.83	3.68	70
10/1/16 to 9/30/17	10.40	0.39	0.11	0.50	(0.37)	—	—	(0.37)	—	0.13	10.53	4.90 (7)	63,919	1.77 (7)(11)	1.88	3.80 (7)	64
10/1/15 to 9/30/16	9.85	0.40	0.50	0.90	(0.35)	—	—	(0.35)	—	0.55	10.40	9.34	75,350	1.88 (10)	1.90	4.04	60
10/1/14 to 9/30/15	10.79	0.42	(0.85)	(0.43)	(0.33)	(0.05)	(0.13)	(0.51)	— (8)	(0.94)	9.85	(4.11) (9)	84,099	1.85	1.85	4.06	66
10/1/13 to 9/30/14	10.86	0.47	0.10	0.57	(0.44)	—	(0.20)	(0.64)	—	(0.07)	10.79	5.33	96,072	1.86	1.86	4.25	54
Class I
10/1/18 to 3/31/19(6)	$ 9.98	0.24	(0.01)	0.23	(0.24)	—	—	(0.24)	—	(0.01)	$ 9.97	2.36%	$138,548	0.73%	0.86%	4.90%	34%
10/1/17 to 9/30/18	10.43	0.48	(0.47)	0.01	(0.44)	(0.02)	—	(0.46)	—	(0.45)	9.98	0.14	162,322	0.73	0.83	4.66	70
10/1/16 to 9/30/17	10.31	0.50	0.09	0.59	(0.47)	—	—	(0.47)	—	0.12	10.43	5.90 (7)	205,821	0.75 (7)(11)	0.88	4.83 (7)	64
10/1/15 to 9/30/16	9.77	0.50	0.49	0.99	(0.45)	—	—	(0.45)	—	0.54	10.31	10.42	123,435	0.88 (10)	0.90	5.04	60
10/1/14 to 9/30/15	10.71	0.52	(0.85)	(0.33)	(0.43)	(0.05)	(0.13)	(0.61)	— (8)	(0.94)	9.77	(3.17) (9)	138,956	0.85	0.85	5.06	66
10/1/13 to 9/30/14	10.77	0.57	0.12	0.69	(0.55)	—	(0.20)	(0.75)	—	(0.06)	10.71	6.54	144,298	0.86	0.86	5.24	54
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
71

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Class R6
10/1/18 to 3/31/19(6)	$ 9.98	0.24	—	0.24	(0.24)	—	—	(0.24)	—	—	$ 9.98	2.46%	$ 3,985	0.59%	0.78%	4.82%	34%
10/1/17 to 9/30/18	10.43	0.49	(0.47)	0.02	(0.45)	(0.02)	—	(0.47)	—	(0.45)	9.98	0.19	15,750	0.62	0.76	4.78	70
10/1/16 to 9/30/17	10.31	0.50	0.10	0.60	(0.48)	—	—	(0.48)	—	0.12	10.43	5.98 (7)	19,410	0.67 (7)(11)	0.82	4.79 (7)	64
10/1/15 to 9/30/16	9.77	0.50	0.50	1.00	(0.46)	—	—	(0.46)	—	0.54	10.31	10.50	2,004	0.81 (10)	0.83	5.12	60
11/14/14 (12) to 9/30/15	10.67	0.46	(0.81)	(0.35)	(0.37)	(0.05)	(0.13)	(0.55)	—	(0.90)	9.77	(3.31) (9)	1,778	0.76	0.77	5.12	66 (13)

Newfleet Senior Floating Rate Fund
Class A
10/1/18 to 3/31/19(6)	$ 9.41	0.23	(0.27)	(0.04)	(0.24)	—	—	(0.24)	—	(0.28)	$ 9.13	(0.32) %	$153,222	1.15%	1.17%	5.03%	10%
10/1/17 to 9/30/18	9.42	0.41	(0.01)	0.40	(0.41)	—	—	(0.41)	—	(0.01)	9.41	4.33	196,025	1.09	1.12	4.31	37
10/1/16 to 9/30/17	9.42	0.37	0.02	0.39	(0.39)	—	—	(0.39)	—	—	9.42	4.28	223,055	1.10 (11)	1.16	3.95	95
10/1/15 to 9/30/16	9.36	0.34	0.06	0.40	(0.34)	—	—	(0.34)	—	0.06	9.42	4.42	227,588	1.23 (10)(15)	1.24	3.67	48
10/1/14 to 9/30/15	9.72	0.38	(0.32)	0.06	(0.39)	—	(0.03)	(0.42)	— (8)	(0.36)	9.36	0.53 (9)	268,596	1.20 (15)	1.20	3.94	34
10/1/13 to 9/30/14	9.79	0.37	(0.07)	0.30	(0.37)	—	—	(0.37)	—	(0.07)	9.72	3.08	294,617	1.18 (15)	1.18	3.79	77
Class C
10/1/18 to 3/31/19(6)	$ 9.42	0.20	(0.27)	(0.07)	(0.20)	—	—	(0.20)	—	(0.27)	$ 9.15	(0.69) %	$ 64,480	1.91%	1.97%	4.28%	10%
10/1/17 to 9/30/18	9.44	0.33	(0.01)	0.32	(0.34)	—	—	(0.34)	—	(0.02)	9.42	3.45	78,558	1.84	1.91	3.55	37
10/1/16 to 9/30/17	9.43	0.30	0.03	0.33	(0.32)	—	—	(0.32)	—	0.01	9.44	3.50	97,800	1.85 (11)	1.92	3.20	95
10/1/15 to 9/30/16	9.37	0.27	0.06	0.33	(0.27)	—	—	(0.27)	—	0.06	9.43	3.63	111,839	1.98 (10)(15)	1.99	2.92	48
10/1/14 to 9/30/15	9.73	0.31	(0.33)	(0.02)	(0.31)	—	(0.03)	(0.34)	— (8)	(0.36)	9.37	(0.22) (9)	138,478	1.95 (15)	1.95	3.19	34
10/1/13 to 9/30/14	9.81	0.30	(0.08)	0.22	(0.30)	—	—	(0.30)	—	(0.08)	9.73	2.20	177,485	1.93 (15)	1.93	3.04	77
Class I
10/1/18 to 3/31/19(6)	$ 9.40	0.24	(0.26)	(0.02)	(0.25)	—	—	(0.25)	—	(0.27)	$ 9.13	(0.20) %	$190,665	0.90%	0.95%	5.26%	10%
10/1/17 to 9/30/18	9.42	0.43	(0.02)	0.41	(0.43)	—	—	(0.43)	—	(0.02)	9.40	4.48	228,058	0.84	0.90	4.56	37
10/1/16 to 9/30/17	9.41	0.40	0.02	0.42	(0.41)	—	—	(0.41)	—	0.01	9.42	4.54	250,770	0.84 (11)	0.92	4.21	95
10/1/15 to 9/30/16	9.35	0.36	0.06	0.42	(0.36)	—	—	(0.36)	—	0.06	9.41	4.69	210,752	0.97 (10)(15)	0.98	3.91	48
10/1/14 to 9/30/15	9.71	0.40	(0.32)	0.08	(0.41)	—	(0.03)	(0.44)	— (8)	(0.36)	9.35	0.78 (9)	284,735	0.95 (15)	0.95	4.20	34
10/1/13 to 9/30/14	9.79	0.40	(0.09)	0.31	(0.39)	—	—	(0.39)	—	(0.08)	9.71	3.23	457,494	0.93 (15)	0.93	4.06	77
Class R6
10/1/18 to 3/31/19(6)	$ 9.40	0.25	(0.26)	(0.01)	(0.26)	—	—	(0.26)	—	(0.27)	$ 9.13	(0.13) %	$ 173	0.77% (11)	0.92%	5.47%	10%
10/1/17 to 9/30/18	9.42	0.44	(0.02)	0.42	(0.44)	—	—	(0.44)	—	(0.02)	9.40	4.60	105	0.75 (11)	0.86	4.70	37
11/3/16 (12) to 9/30/17	9.43	0.36	0.01	0.37	(0.38)	—	—	(0.38)	—	(0.01)	9.42	4.32	104	0.77 (11)	0.86	3.76	95 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
72

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Tax-Exempt Bond Fund
Class A
10/1/18 to 3/31/19(6)	$10.88	0.14	0.29	0.43	(0.14)	—	(0.07)	(0.21)	—	0.22	$11.10	4.00%	$ 37,782	0.85%	0.99%	2.60%	2%
10/1/17 to 9/30/18	11.28	0.31	(0.35)	(0.04)	(0.31)	—	(0.05)	(0.36)	—	(0.40)	10.88	(0.35)	36,238	0.85	0.99	2.78	15
10/1/16 to 9/30/17	11.55	0.31	(0.26)	0.05	(0.30)	—	(0.02)	(0.32)	—	(0.27)	11.28	0.48 (7)	46,657	0.85 (7)	1.03	2.78 (7)	9
1/1/16 to 9/30/16(14)	11.43	0.22	0.12	0.34	(0.22)	—	—	(0.22)	—	0.12	11.55	3.00	69,711	0.87 (10)	1.03	2.53	9
1/1/15 to 12/31/15	11.46	0.30	(0.03)	0.27	(0.29)	—	(0.01)	(0.30)	—	(0.03)	11.43	2.39	74,418	0.85	1.00	2.60	10
1/1/14 to 12/31/14	10.91	0.31	0.56	0.87	(0.32)	—	— (8)	(0.32)	—	0.55	11.46	7.94	79,906	0.85	0.99	2.73	22
1/1/13 to 12/31/13	11.62	0.30	(0.71)	(0.41)	(0.30)	—	—	(0.30)	—	(0.71)	10.91	(3.48)	89,303	0.85	0.98	2.66	29
Class C
10/1/18 to 3/31/19(6)	$10.89	0.10	0.28	0.38	(0.10)	—	(0.07)	(0.17)	—	0.21	$11.10	3.51%	$ 13,486	1.60%	1.73%	1.85%	2%
10/1/17 to 9/30/18	11.29	0.22	(0.34)	(0.12)	(0.23)	—	(0.05)	(0.28)	—	(0.40)	10.89	(1.09)	15,238	1.60	1.73	2.03	15
10/1/16 to 9/30/17	11.55	0.23	(0.25)	(0.02)	(0.22)	—	(0.02)	(0.24)	—	(0.26)	11.29	(0.18) (7)	20,832	1.60 (7)	1.78	2.03 (7)	9
1/1/16 to 9/30/16(14)	11.43	0.15	0.13	0.28	(0.16)	—	—	(0.16)	—	0.12	11.55	2.42	26,833	1.61 (10)	1.78	1.78	9
1/1/15 to 12/31/15	11.46	0.21	(0.03)	0.18	(0.20)	—	(0.01)	(0.21)	—	(0.03)	11.43	1.62	30,316	1.60	1.75	1.85	10
1/1/14 to 12/31/14	10.92	0.22	0.55	0.77	(0.23)	—	— (8)	(0.23)	—	0.54	11.46	7.13	30,967	1.60	1.74	1.98	22
1/1/13 to 12/31/13	11.63	0.22	(0.72)	(0.50)	(0.21)	—	—	(0.21)	—	(0.71)	10.92	(4.29)	28,845	1.60	1.73	1.92	29
Class I
10/1/18 to 3/31/19(6)	$10.88	0.15	0.29	0.44	(0.15)	—	(0.07)	(0.22)	—	0.22	$11.10	4.12%	$ 87,371	0.60%	0.77%	2.85%	2%
10/1/17 to 9/30/18	11.28	0.33	(0.34)	(0.01)	(0.34)	—	(0.05)	(0.39)	—	(0.40)	10.88	(0.10)	102,516	0.60	0.74	3.03	15
10/1/16 to 9/30/17	11.55	0.34	(0.26)	0.08	(0.33)	—	(0.02)	(0.35)	—	(0.27)	11.28	0.73 (7)	100,062	0.60 (7)	0.79	3.04 (7)	9
1/1/16 to 9/30/16(14)	11.43	0.24	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	11.55	3.19	104,679	0.62 (10)	0.78	2.78	9
1/1/15 to 12/31/15	11.46	0.33	(0.03)	0.30	(0.32)	—	(0.01)	(0.33)	—	(0.03)	11.43	2.64	90,912	0.60	0.77	2.85	10
1/1/14 to 12/31/14	10.91	0.34	0.56	0.90	(0.35)	—	— (8)	(0.35)	—	0.55	11.46	8.30	86,459	0.60	0.79	2.98	22
1/1/13 to 12/31/13	11.62	0.33	(0.71)	(0.38)	(0.33)	—	—	(0.33)	—	(0.71)	10.91	(3.33)	82,936	0.60	0.77	2.88	29

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
73

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Newfleet Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet California Tax-Exempt Fund 0.02% (Class A), 0.02% (Class I)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Newfleet Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet California Tax-Exempt Fund 0.02% (Class A), 0.02% (Class I)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)

(8)	Amount is less than $0.005 per share.
(9)	Payment from affiliate had no impact on total return.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	Inception date.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	The Fund changed its fiscal year end to September 30 during the period.
(15)	The Fund is currently under its expense limitation.
See Notes to Financial Statements.
74

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which seven (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report.
Each Fund is diversified and has a distinct investment objective(s).
Fund	Investment objective(s)
Newfleet Bond Fund	High total return from both current income and capital appreciation.
Newfleet CA Tax-Exempt Bond Fund	Obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
Newfleet High Yield Fund	High current income and a secondary objective of capital growth.
Newfleet Low Duration Income Fund	To provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Newfleet Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Newfleet Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Newfleet Tax-Exempt Bond Fund	Providing a high level of current income that is exempt from federal income tax.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares. All of the Funds with the exception of the Newfleet CA Tax Exempt Bond Fund offer Class C shares. The Newfleet Bond Fund, Newfleet High Yield Fund, Newfleet Low Duration Income Fund, Newfleet Multi-Sector Intermediate Bond Fund and Newfleet Senior Floating Rate Fund also offer Class R6 shares.
Class A shares of Newfleet Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet CA Tax-Exempt Bond Fund, Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class R6 and Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable. The net expense ratio disclosed in the Financial Highlights includes a waiver of such low balance account fees.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
75

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
76

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
77

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of March 31, 2019, the Funds had the following unfunded loan commitments:

	Unfunded Loan Commitment
	Newfleet	Newfleet	Newfleet Multi-Sector	Newfleet Senior
	Bond	Low Duration	Intermediate Bond	Floating Rate
Borrower	Fund	Income Fund	Fund	Fund
Heartland Dental LLC	$ —	$ —	$ —	$ 36
Pacific Gas and Electric Co.	20	115	75	130
Pacific Gas and Electric Co.	55	345	230	390
Phoenix Guarantor, Inc.	—	—	9	25
PetVet Care Centers LLC	—	—	31	95
J.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
K.	Securities Lending
($ reported in thousands)
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At March 31, 2019, the following Funds had securities on loan:

	Market Value	Cash Collateral
Newfleet High Yield Fund	$ 1,568	$ 1,641
Newfleet Low Duration Income Fund	524	541
Newfleet Multi-Sector Intermediate Bond Fund	3,390	3,540
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 3. Investment Advisory Fees and Related Party Transactions
A.	Investment Adviser
($ reported in thousands)
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser(s).
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Newfleet Tax-Exempt Bond Fund	0.45%

	First $1 Billion	$1+ Billion
Newfleet Bond Fund	0.45%	0.40%

	First $2 Billion	$2+ Billion
Newfleet Low Duration Income Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
Newfleet High Yield Fund	0.65	0.60	0.55
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%
During the period covered by these financial statements, the Newfleet Bond Fund and the Newfleet Multi-Sector Intermediate Fund, each invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by each Fund on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $2, and $16, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser”.
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit each Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed on an annualized basis, the following respective percentages of average daily net assets through January 31, 2020. The waivers and reimbursements are calculated daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Newfleet Bond Fund	0.85%	1.60%	0.60%	0.48%
Newfleet CA Tax-Exempt Bond Fund	0.85	N/A	0.60	N/A
Newfleet High Yield Fund	1.00	1.75	0.75	0.69
Newfleet Low Duration Income Fund	0.75	1.50	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	0.74	0.60
Newfleet Senior Floating Rate Fund(1)	0.94	1.69	0.69	0.55
Newfleet Tax-Exempt Bond Fund	0.85	1.60	0.60	N/A
(1)	Excluding leverage expenses, if any.
79

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2019	2020	2021	2022	Total
Newfleet Bond Fund
Class A	$ 70	$130	$ 98	$ 47	$ 345
Class C	17	26	21	7	71
Class I	36	78	68	36	218
Class R6	—	1	1	1	3
Newfleet CA Tax-Exempt Bond Fund
Class A	37	59	51	34	181
Class I	21	35	33	18	107
Newfleet High Yield Fund
Class A	77	233	180	88	578
Class C	— (1)	16	21	5	42
Class I	10	32	24	11	77
Class R6	—	6	15	2	23
Newfleet Low Duration Income Fund
Class A	159	288	232	84	763
Class C	77	123	72	24	296
Class I	354	777	706	289	2,126
Class R6	—	—	—	— (1)	— (1)
Newfleet Multi-Sector Intermediate Bond Fund
Class A	—	91	86	43	220
Class C	—	68	53	27	148
Class I	—	182	176	84	442
Class R6	—	8	23	6	37
Newfleet Senior Floating Rate Fund
Class A	—	114	52	10	176
Class C	—	66	59	21	146
Class I	—	160	143	54	357
Class R6	—	— (1)	1	— (1)	1
Newfleet Tax-Exempt Bond Fund
Class A	60	98	59	26	243
Class C	23	41	22	10	96
Class I	85	184	137	76	482
(1)	Amount is less than $500.
E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2019, it retained net commissions of $10 for Class A shares and CDSC of $14, and $0 for Class A shares, and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2019, the Funds incurred administration fees totaling $660 which are included in the Statements of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended March 31, 2019, the Funds incurred transfer agent fees totaling $729 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
($ reported in thousands)
A summary of total long-term and short-term purchases and sales of the affiliated fund, during the period ended March 31, 2019, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Newfleet Bond Fund
Affiliated Mutual Fund—0.9%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$1,140	$—	$461	$(31)	$(7)	$641	68,732	$25	$—

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Newfleet Multi-Sector Intermediate Bond Fund
Affiliated Mutual Fund—1.7%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$9,036	$—	$4,227	$(280)	$(20)	$4,509	483,788	$174	$—

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The Funds do not invest in the underlying fund for the purpose of exercising management or control; however, the investments made by the Funds within each of its principal investment strategies may represent a significant portion of the underlying fund’s net assets.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statements of Assets and Liabilities at March 31, 2019.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and written options) during the period ended March 31, 2019, were as follows:
	Purchases	Sales
Newfleet Bond Fund	$ 21,449	$ 16,058
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Purchases	Sales
Newfleet CA Tax-Exempt Bond Fund	$ 759	$ 24,361
Newfleet High Yield Fund	14,738	20,271
Newfleet Low Duration Income Fund	130,444	81,236
Newfleet Multi-Sector Intermediate Bond Fund	76,090	119,777
Newfleet Senior Floating Rate Fund	47,351	150,856
Newfleet Tax-Exempt Bond Fund	2,825	21,242
Purchases and sales of long-term U.S. Government and agency securities for the Funds during the period ended March 31, 2019, were as follows:
	Purchases	Sales
Newfleet Bond Fund	$ 5,380	$ 4,660
Newfleet Low Duration Income Fund	— (1)	573
Newfleet Multi-Sector Intermediate Bond Fund	12,905	13,361
(1)	Amount is less than $500.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet Bond Fund				Newfleet CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	209	$ 2,253	151	$ 1,674	22	$ 251	12	$ 134
Reinvestment of distributions	47	507	95	1,043	54	604	39	458
Shares repurchased and cross class conversions	(238)	(2,562)	(606)	(6,684)	(182)	(2,070)	(111)	(1,281)
Net Increase / (Decrease)	18	$ 198	(360)	$ (3,967)	(106)	$ (1,215)	(60)	$ (689)
Class C
Shares sold and cross class conversions	96	$ 1,009	55	$ 591	—	$ —	—	$ —
Reinvestment of distributions	6	63	13	145	—	—	—	—
Shares repurchased and cross class conversions	(207)	(2,177)	(184)	(1,987)	—	—	—	—
Net Increase / (Decrease)	(105)	$ (1,105)	(116)	$ (1,251)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	999	$ 11,077	638	$ 7,196	46	$ 533	85	$ 981
Reinvestment of distributions	45	498	87	970	24	267	31	354
Shares repurchased and cross class conversions	(374)	(4,095)	(555)	(6,215)	(439)	(5,032)	(245)	(2,808)
Net Increase / (Decrease)	670	$ 7,480	170	$ 1,951	(369)	$ (4,232)	(129)	$ (1,473)
Class R6
Shares sold and cross class conversions	25	$ 272	16	$ 183	—	$ —	—	$ —
Reinvestment of distributions	1	7	1	15	—	—	—	—
Shares repurchased and cross class conversions	(1) (1)	(2)	(20)	(226)	—	—	—	—
Net Increase / (Decrease)	25	$ 277	(3)	$ (28)	—	$ —	—	$ —
(1)	Amount is less than 500 shares.
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Newfleet High Yield Fund				Newfleet Low Duration Income Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	352	$ 1,406	270	$ 1,129	3,022	$ 32,045	1,964	$ 21,018
Reinvestment of distributions	317	1,265	619	2,573	84	895	152	1,627
Shares repurchased and cross class conversions	(663)	(2,658)	(1,671)	(6,969)	(2,439)	(25,896)	(2,620)	(28,020)
Net Increase / (Decrease)	6	$ 13	(782)	$ (3,267)	667	$ 7,044	(504)	$ (5,375)
Class C
Shares sold and cross class conversions	35	$ 137	169	$ 695	1,088	$ 11,520	289	$ 3,104
Reinvestment of distributions	17	65	41	169	19	203	35	371
Shares repurchased and cross class conversions	(336)	(1,310)	(269)	(1,099)	(1,110)	(11,775)	(1,171)	(12,546)
Net Increase / (Decrease)	(284)	$ (1,108)	(59)	$ (235)	(3)	$ (52)	(847)	$ (9,071)
Class I
Shares sold and cross class conversions	248	$ 994	1,270	$ 5,264	11,949	$ 127,002	12,640	$ 135,308
Reinvestment of distributions	45	181	83	347	345	3,672	574	6,133
Shares repurchased and cross class conversions	(909)	(3,632)	(829)	(3,464)	(8,542)	(90,699)	(11,428)	(122,238)
Net Increase / (Decrease)	(616)	$ (2,457)	524	$ 2,147	3,752	$ 39,975	1,786	$ 19,203
Class R6
Shares sold and cross class conversions	25	$ 96	128	$ 535	9	$ 100	—	$ —
Reinvestment of distributions	9	37	69	287	—	—	—	—
Shares repurchased and cross class conversions	(897)	(3,645)	(367)	(1,526)	—	—	—	—
Net Increase / (Decrease)	(863)	$ (3,512)	(170)	$ (704)	9	$ 100	—	$ —

	Newfleet Multi-Sector Intermediate Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,233	$ 12,025	831	$ 8,487	593	$ 5,494	1,367	$ 12,886
Reinvestment of distributions	145	1,421	293	2,979	464	4,235	907	8,538
Shares repurchased and cross class conversions	(1,266)	(12,320)	(2,143)	(21,827)	(5,113)	(46,273)	(5,114)	(48,175)
Net Increase / (Decrease)	112	$ 1,126	(1,019)	$ (10,361)	(4,056)	$ (36,544)	(2,840)	$ (26,751)
Class C
Shares sold and cross class conversions	553	$ 5,417	616	$ 6,381	358	$ 3,302	511	$ 4,813
Reinvestment of distributions	78	771	169	1,741	149	1,363	289	2,726
Shares repurchased and cross class conversions	(1,321)	(13,027)	(1,517)	(15,559)	(1,794)	(16,446)	(2,828)	(26,677)
Net Increase / (Decrease)	(690)	$ (6,839)	(732)	$ (7,437)	(1,287)	$ (11,781)	(2,028)	$ (19,138)
83

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Newfleet Multi-Sector Intermediate Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	2,798	$ 27,478	6,922	$ 71,241	5,599	$ 51,618	8,904	$ 83,832
Reinvestment of distributions	248	2,429	617	6,288	364	3,325	707	6,652
Shares repurchased and cross class conversions	(5,413)	(53,060)	(11,003)	(112,092)	(9,327)	(84,632)	(11,991)	(112,859)
Net Increase / (Decrease)	(2,367)	$ (23,153)	(3,464)	$ (34,563)	(3,364)	$ (29,689)	(2,380)	$ (22,375)
Class R6
Shares sold and cross class conversions	47	$ 458	220	$ 2,256	8	$ 71	132	$ 1,250
Reinvestment of distributions	13	123	80	814	— (1)	1	— (1)	4
Shares repurchased and cross class conversions	(1,239)	(12,192)	(583)	(5,947)	(—) (1)	(—) (2)	(132)	(1,245)
Net Increase / (Decrease)	(1,179)	$ (11,611)	(283)	$ (2,877)	8	$ 72	— (1)	$ 9
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

	Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	313	$ 3,425	124	$ 1,366
Reinvestment of distributions	53	574	103	1,137
Shares repurchased and cross class conversions	(290)	(3,157)	(1,032)	(11,434)
Net Increase / (Decrease)	76	$ 842	(805)	$ (8,931)
Class C
Shares sold and cross class conversions	107	$ 1,171	66	$ 737
Reinvestment of distributions	19	203	36	404
Shares repurchased and cross class conversions	(311)	(3,391)	(549)	(6,078)
Net Increase / (Decrease)	(185)	$ (2,017)	(447)	$ (4,937)
Class I
Shares sold and cross class conversions	454	$ 4,956	3,294	$ 36,424
Reinvestment of distributions	131	1,430	268	2,967
Shares repurchased and cross class conversions	(2,130)	(23,172)	(3,010)	(33,310)
Net Increase / (Decrease)	(1,545)	$ (16,786)	552	$ 6,081
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of changes in net assets. For the period ended March 31, 2019, the Funds had the following exchange transactions:
84

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class I Shares	Value
Newfleet Bond Fund	2	115	— (1)	112	3	$1,235
Newfleet High Yield Fund	5	219	—	203	18	874
Newfleet Low Duration Income Fund	61	121	52	135	99	2,481
Newfleet Multi-Sector Intermediate Bond Fund	45	467	34	444	106	5,403
Newfleet Senior Floating Rate Fund	58	401	23	129	349	4,457
Newfleet Tax-Exempt Bond Fund	50	147	48	127	118	2,667
(1)	Amount is less than 500 shares.
Note 6. 10% Shareholders
As of March 31, 2019, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Bond Fund	26%	1
Newfleet CA Tax-Exempt Bond Fund	14	1
Newfleet Low Duration Income Fund	28	1
Newfleet Multi-Sector Intermediate Bond Fund	16	1
Newfleet Senior Floating Rate Fund	42	2
Newfleet Tax-Exempt Bond Fund	12	1
*	None of the accounts are affiliated.
Note 7. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2019, the Funds did not hold any securities that were restricted.
85

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no outstanding borrowings at any time during the period.
Note 11. Borrowings
($ reported in thousands)
On March 18, 2019, the Newfleet Senior Floating Rate Fund amended its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $125,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid for the period ended March 31, 2019, were $103 and are included in the “Interest expense” line of the Statements of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. For the period ended March 31, 2019, the average daily borrowings under the Agreement and the weighted daily average interest rate were $22,560 and 3.281%, respectively. At March 31, 2019, the Fund had $5,000 outstanding borrowings with an interest rate of 3.343%.
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Bond Fund	$ 73,846	$1,196	$ (477)	$ 719
Newfleet CA Tax-Exempt Bond Fund	18,514	—	—	—
Newfleet High Yield Fund	61,457	810	(2,012)	(1,202)
Newfleet Low Duration Income Fund	415,240	2,217	(1,448)	769
Newfleet Multi-Sector Intermediate Bond Fund	269,657	2,928	(8,457)	(5,529)
Newfleet Senior Floating Rate Fund	432,907	106	(16,801)	(16,695)
Newfleet Tax-Exempt Bond Fund	131,503	6,077	(371)	5,706
Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short - Term	Long-Term	Short - Term	Long-Term
Newfleet Bond Fund	$ 169	$ 1,409	$ 169	$ 1,409
Newfleet High Yield Fund	725	3,165	725	3,165
Newfleet Low Duration Income Fund	977	242	977	242
Newfleet Multi-Sector Intermediate Bond Fund	2,910	12,388	2,910	12,388
Newfleet Senior Floating Rate Fund	2,564	27,842	2,564	27,842
The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
86

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryover may be subject to limits on use of losses.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds’ Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Funds.
Note 14. Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance and has determined that the following subsequent events require recognition or disclosure in these financial statements.
On April 26, 2019, Virtus Newfleet CA Tax-Exempt Bond Fund liquidated at its net asset value and shares of that Fund are therefore no longer available for sale.
On May 22, 2019, the Board voted to change the name of Virtus Newfleet Bond Fund to Virtus Newfleet Core Plus Bond Fund, and to change the name of Virtus Newfleet Low Duration Income Fund to Virtus Newfleet Low Duration Core Plus Bond Fund. These changes will be effective on July 9, 2019.
87

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET BOND FUND, VIRTUS NEWFLEET CA TAX-EXEMPT BOND FUND,
VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS NEWFLEET
LOW DURATION INCOME FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE
BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (collectively, the “Subadvisory Agreements” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Newfleet Asset Management, LLC (the “Subadviser”) with respect to the Funds of the Trust. At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by VIA and the Subadviser; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadviser(s), including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s(s’) compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as
88

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET BOND FUND, VIRTUS NEWFLEET CA TAX-EXEMPT BOND FUND,
VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS NEWFLEET
LOW DURATION INCOME FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE
BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2018.
Virtus Newfleet Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet CA Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 10-year periods and outperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1- and 10-year periods and outperformed its benchmark for the 3- and 5-year periods.
Virtus Newfleet High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Newfleet Low Duration Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
89

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET BOND FUND, VIRTUS NEWFLEET CA TAX-EXEMPT BOND FUND,
VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS NEWFLEET
LOW DURATION INCOME FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE
BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Newfleet Senior Floating Rate Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
Virtus Newfleet Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Newfleet CA Tax-Exempt Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Newfleet High Yield Fund. The Board considered that the Fund’s gross management fee was equal to the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.
Virtus Newfleet Low Duration Income Fund. The Board considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses after waivers were equal to the median of the Expense Group.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Newfleet Senior Floating Rate Fund. The Board considered that the Fund’s gross management fee was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.
Virtus Newfleet Tax-Exempt Bond Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
90

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET BOND FUND, VIRTUS NEWFLEET CA TAX-EXEMPT BOND FUND,
VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS NEWFLEET
LOW DURATION INCOME FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE
BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Fund that does not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Funds managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreements. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.
91

Virtus Newfleet Bond Fund and Virtus Newfleet Low Duration Income Fund,
each a series of Virtus Opportunities Trust
Supplement dated May 24, 2019 to the Prospectuses and SAI
dated January 28, 2019, as supplemented
Important Notice to Investors
Effective July 9, 2019, the name of Virtus Newfleet Bond Fund will change to Virtus Newfleet Core Plus Bond Fund and the name of Virtus Newfleet Low Duration Income Fund will change to Virtus Newfleet Low Duration Core Plus Bond Fund.
Accordingly, effective July 9, 2019, all references in each fund’s summary and statutory prospectuses and SAI to the respective fund’s former name will be deemed changed to its new name.
All other disclosure concerning the funds, including fees, expenses, principal investment strategies, risks and portfolio management remains unchanged.

Investors should retain this supplement with the Prospectuses and
SAI for future reference.
VOT 8020/NewfleetBond&LDI NameChanges (5/2019)

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8640	05-19

SEMI-ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2019
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund*
Virtus Duff & Phelps International Real Estate Securities Fund*
Virtus Herzfeld Fund*
Virtus Horizon Wealth Masters Fund
Virtus KAR Emerging Markets Small-Cap Fund*
Virtus KAR International Small-Cap Fund*
Virtus Rampart Alternatives Diversifier Fund
Virtus Rampart Equity Trend Fund
Virtus Rampart Multi-Asset Trend Fund
Virtus Rampart Sector Trend Fund
Virtus Vontobel Global Opportunities Fund*
Virtus Vontobel Greater European Opportunities Fund
*Prospectus supplements applicable to these Funds appear at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	6
Portfolio Holdings Summary Weightings	7
Fund	Schedule of Investments
Virtus Duff & Phelps Global Infrastructure Fund (“Duff & Phelps Global Infrastructure Fund”)	9
Virtus Duff & Phelps Global Real Estate Securities Fund (“Duff & Phelps Global Real Estate Securities Fund”)	10
Virtus Duff & Phelps International Real Estate Securities Fund (“Duff & Phelps International Real Estate Securities Fund”)	12
Virtus Herzfeld Fund (“Herzfeld Fund”)	14
Virtus Horizon Wealth Masters Fund (“Horizon Wealth Masters Fund”)	16
Virtus KAR Emerging Markets Small-Cap Fund (“KAR Emerging Markets Small-Cap Fund”)	18
Virtus KAR International Small-Cap Fund (“KAR International Small-Cap Fund”)	20
Virtus Rampart Alternatives Diversifier Fund (“Rampart Alternatives Diversifier Fund”)	22
Virtus Rampart Equity Trend Fund (“Rampart Equity Trend Fund”)	23
Virtus Rampart Multi-Asset Trend Fund (“Rampart Multi-Asset Trend Fund”)	26
Virtus Rampart Sector Trend Fund (“Rampart Sector Trend Fund”)	29
Virtus Vontobel Global Opportunities Fund (“Vontobel Global Opportunities Fund”)	32
Virtus Vontobel Greater European Opportunities Fund (“Vontobel Greater European Opportunities Fund”)	34
Statements of Assets and Liabilities	36
Statements of Operations	46
Statements of Changes in Net Assets	51
Financial Highlights	58
Notes to Financial Statements	68
Results of Shareholder Meeting	85
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	86
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
For periods prior to the quarter ending June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective June 30, 2019, the Trust will file a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2019.
Despite a strong rebound in the first quarter of 2019, many global market indexes remained in negative territory for the six months ended March 31, 2019. During this period, U.S. large-cap stocks, as measured by the S&P 500® Index, decreased 1.72%, while small-cap stocks fell even further, decreasing 8.56%, as measured by the Russell 2000® Index. Within international equities, emerging markets produced positive returns, with the MSCI Emerging Markets Index (net) up 1.71%, while developed markets, as measured by the MSCI EAFE® Index (net), fell 3.81%.
In fixed income markets, the yield on the 10-year Treasury was at 2.41% at March 31, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 4.63% for the six months. Non-investment grade bonds also produced positive returns during the period, up 2.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each discussed in this Semi-annual Report, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,112.50	1.27%	$ 6.69
	Class C	1,000.00	1,108.80	2.02	10.62
	Class I	1,000.00	1,114.50	1.03	5.43
	Class R6	1,000.00	1,114.30	0.93	4.90
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,072.60	1.40	7.23
	Class C	1,000.00	1,068.60	2.15	11.09
	Class I	1,000.00	1,073.90	1.15	5.95
	Class R6	1,000.00	1,074.90	0.95	4.91
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,070.20	1.50	7.74
	Class C	1,000.00	1,066.40	2.25	11.59
	Class I	1,000.00	1,071.60	1.25	6.46
Herzfeld Fund
	Class A	1,000.00	979.60	1.60	7.90
	Class C	1,000.00	975.70	2.35	11.58
	Class I	1,000.00	981.10	1.35	6.67
Horizon Wealth Masters Fund
	Class A	1,000.00	927.90	1.25	6.01
	Class C	1,000.00	924.30	2.00	9.60
	Class I	1,000.00	928.90	1.00	4.81
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,059.90	1.87	9.60
	Class C	1,000.00	1,055.80	2.62	13.43
	Class I	1,000.00	1,060.40	1.62	8.32
KAR International Small-Cap Fund
	Class A	1,000.00	999.50	1.54	7.68
	Class C	1,000.00	996.40	2.28	11.35
	Class I	1,000.00	1,001.80	1.29	6.44
	Class R6	1,000.00	1,001.20	1.19	5.94
Rampart Alternatives Diversifier Fund
	Class A	1,000.00	993.90	0.74	3.68
	Class C	1,000.00	990.90	1.48	7.35
	Class I	1,000.00	995.60	0.48	2.39

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Rampart Equity Trend Fund
	Class A	$1,000.00	$ 914.50	1.56%	$ 7.45
	Class C	1,000.00	911.40	2.30	10.96
	Class I	1,000.00	915.50	1.31	6.26
	Class R6	1,000.00	916.50	1.21	5.78
Rampart Multi-Asset Trend Fund
	Class A	1,000.00	986.70	1.67	8.27
	Class C	1,000.00	983.40	2.41	11.92
	Class I	1,000.00	987.70	1.42	7.04
Rampart Sector Trend Fund
	Class A	1,000.00	935.30	0.98	4.73
	Class C	1,000.00	931.70	1.75	8.43
	Class I	1,000.00	936.40	0.74	3.57
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,001.20	1.37	6.84
	Class C	1,000.00	998.10	2.13	10.61
	Class I	1,000.00	1,003.40	1.12	5.59
	Class R6	1,000.00	1,004.10	0.88	4.40
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	955.90	1.45	7.07
	Class C	1,000.00	951.90	2.20	10.71
	Class I	1,000.00	957.10	1.20	5.86

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.60	1.27%	$ 6.39
	Class C	1,000.00	1,014.86	2.02	10.15
	Class I	1,000.00	1,019.80	1.03	5.19
	Class R6	1,000.00	1,020.29	0.93	4.68
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,017.95	1.40	7.04
	Class C	1,000.00	1,014.21	2.15	10.80
	Class I	1,000.00	1,019.20	1.15	5.79
	Class R6	1,000.00	1,020.19	0.95	4.78
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,017.45	1.50	7.54
	Class C	1,000.00	1,013.71	2.25	11.30
	Class I	1,000.00	1,018.70	1.25	6.29
Herzfeld Fund
	Class A	1,000.00	1,016.95	1.60	8.05
	Class C	1,000.00	1,013.21	2.35	11.80
	Class I	1,000.00	1,018.20	1.35	6.79
Horizon Wealth Masters Fund
	Class A	1,000.00	1,018.70	1.25	6.29
	Class C	1,000.00	1,014.96	2.00	10.05
	Class I	1,000.00	1,019.95	1.00	5.04
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,015.61	1.87	9.40
	Class C	1,000.00	1,011.87	2.62	13.14
	Class I	1,000.00	1,016.85	1.62	8.15
KAR International Small-Cap Fund
	Class A	1,000.00	1,017.25	1.54	7.75
	Class C	1,000.00	1,013.56	2.28	11.45
	Class I	1,000.00	1,018.50	1.29	6.49
	Class R6	1,000.00	1,019.00	1.19	5.99
Rampart Alternatives Diversifier Fund
	Class A	1,000.00	1,021.24	0.74	3.73
	Class C	1,000.00	1,017.55	1.48	7.44
	Class I	1,000.00	1,022.54	0.48	2.42
Rampart Equity Trend Fund
	Class A	1,000.00	1,017.15	1.56	7.85
	Class C	1,000.00	1,013.46	2.30	11.55
	Class I	1,000.00	1,018.40	1.31	6.59
	Class R6	1,000.00	1,018.90	1.21	6.09
Rampart Multi-Asset Trend Fund
	Class A	1,000.00	1,016.60	1.67	8.40
	Class C	1,000.00	1,012.91	2.41	12.09
	Class I	1,000.00	1,017.85	1.42	7.14
Rampart Sector Trend Fund
	Class A	1,000.00	1,020.04	0.98	4.94
	Class C	1,000.00	1,016.21	1.75	8.80
	Class I	1,000.00	1,021.24	0.74	3.73

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Vontobel Global Opportunities Fund
	Class A	$1,000.00	$1,018.10	1.37%	$ 6.89
	Class C	1,000.00	1,014.31	2.13	10.70
	Class I	1,000.00	1,019.35	1.12	5.64
	Class R6	1,000.00	1,020.54	0.88	4.43
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,017.70	1.45	7.29
	Class C	1,000.00	1,013.96	2.20	11.05
	Class I	1,000.00	1,018.95	1.20	6.04

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2019
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2019.
Duff & Phelps Global Infrastructure Fund
Utilities	41%
Industrials	27
Energy	19
Real Estate	11
Communication Services	2
Total	100%
Duff & Phelps Global Real Estate Securities Fund
Industrial/Office REITs	20%
Residential REITs	17
Real Estate Operating Companies	14
Retail REITs	13
Office REITs	8
Lodging/Resorts REITs	5
Data Centers REITs	4
Other (includes short-term investment)	19
Total	100%

Duff & Phelps International Real Estate Securities Fund
Real Estate Operating Companies	28%
Retail REITs	16
Office REITs	15
Residential REITs	10
Industrial/Office REITs	9
Diversified Real Estate Activities REITs	6
Diversified REITs	4
Other (includes short-term investment)	12
Total	100%
Herzfeld Fund
Equity Funds	41%
International Equity Funds	30
Fixed Income Funds	22
Preferred Stocks	5
Other (includes short-term investment and securities lending collateral)	2
Total	100%

Horizon Wealth Masters Fund
Consumer Discretionary	24%
Communication Services	13
Financials	12
Industrials	12
Real Estate	8
Information Technology	8
Consumer Staples	6
Other (includes securities lending collateral)	17
Total	100%
KAR Emerging Markets Small-Cap Fund
Communication Services	28%
Industrials	24
Consumer Staples	12
Information Technology	8
Financials	8
Consumer Discretionary	7
Materials	6
Other (includes short-term investment)	7
Total	100%

KAR International Small-Cap Fund
Communication Services	28%
Industrials	23
Financials	13
Information Technology	10
Health Care	5
Consumer Discretionary	4
Consumer Staples	4
Other (includes short-term investment)	13
Total	100%
Rampart Alternatives Diversifier Fund
Affiliated Mutual Funds	50%
Exchange-Traded Funds	50
Total	100%

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2019
Rampart Equity Trend Fund
Consumer Discretionary	18%
Industrials	16
Information Technology	16
Financials	10
Health Care	8
Real Estate	8
Consumer Staples	7
Other	17
Total	100%
Rampart Multi-Asset Trend Fund
Exchange-Traded Funds		64%
Common Stocks		36
Consumer Discretionary	6%
Industrials	6
Information Technology	6
Financials	4
Health Care	3
Real Estate	3
All Other Common Stocks	8
Total		100%

Rampart Sector Trend Fund
Communication Services	20%
Utilities	20
Information Technology	20
Consumer Discretionary	20
Health Care	5
Consumer Staples	5
Industrials	5
Other	5
Total	100%
Vontobel Global Opportunities Fund
Consumer Staples	19%
Consumer Discretionary	19
Information Technology	17
Financials	16
Health Care	12
Industrials	7
Communication Services	7
Other (includes short-term investment)	3
Total	100%

Vontobel Greater European Opportunities Fund
Consumer Staples	25%
Industrials	22
Health Care	13
Consumer Discretionary	11
Information Technology	10
Financials	10
Materials	4
Other (includes securities lending collateral)	5
Total	100%

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—1.8%
Cellnex Telecom SA 144A (Spain)(1)	57,735	$ 1,694
Energy—18.6%
Antero Midstream Corp. (United States)	83,720	1,154
Cheniere Energy, Inc. (United States)(2)	35,169	2,404
Enbridge, Inc. (Canada)	72,740	2,638
Golar LNG Ltd. (Bermuda)	47,468	1,001
Kinder Morgan, Inc. (United States)	108,464	2,170
ONEOK, Inc. (United States)	18,375	1,283
Pembina Pipeline Corp. (Canada)	45,045	1,655
Targa Resources Corp. (United States)	17,428	724
TransCanada Corp. (Canada)	41,381	1,860
Williams Cos., Inc. (The) (United States)	74,474	2,139
		17,028

Industrials—27.0%
Aena SME SA 144A (Spain)(1)	10,681	1,923
Aeroports de Paris (France)	5,990	1,158
Atlantia SpA (Italy)	94,545	2,449
Auckland International Airport Ltd. (New Zealand)	208,325	1,155
Canadian National Railway Co. (Canada)	13,600	1,217
CSX Corp. (United States)	17,430	1,304
East Japan Railway Co. (Japan)	15,290	1,473
Norfolk Southern Corp. (United States)	11,277	2,108
Sydney Airport (Australia)	346,296	1,827
Transurban Group (Australia)	637,243	5,973
Union Pacific Corp. (United States)	9,002	1,505
	Shares	Value

Industrials—continued
Vinci SA (France)	27,298	$ 2,655
		24,747

Real Estate—11.4%
American Tower Corp. (United States)	31,182	6,145
Crown Castle International Corp. (United States)	33,615	4,303
		10,448

Utilities—40.8%
American Electric Power Co., Inc. (United States)	37,652	3,153
American Water Works Co., Inc. (United States)	19,539	2,037
Atmos Energy Corp. (United States)	18,668	1,921
CMS Energy Corp. (United States)	28,999	1,611
Dominion Energy, Inc. (United States)	38,776	2,973
DTE Energy Co. (United States)	8,653	1,079
Enel SpA (Italy)	188,382	1,205
Evergy, Inc. (United States)	27,237	1,581
Fortis, Inc. (Canada)	46,531	1,720
Iberdrola SA (Spain)	172,419	1,514
National Grid plc (United Kingdom)	122,179	1,354
Naturgy Energy Group SA (Spain)	50,236	1,405
NextEra Energy, Inc. (United States)	27,279	5,274
NiSource, Inc. (United States)	51,953	1,489
ONE Gas, Inc. (United States)	10,926	973
Orsted A/S 144A (Denmark)(1)	33,965	2,574
Public Service Enterprise Group, Inc. (United States)	34,212	2,032
	Shares	Value

	Utilities—continued
Sempra Energy (United States)	27,642	$ 3,479
		37,374

	Total Common Stocks (Identified Cost $74,309)	91,291

	Total Long-Term Investments—99.6% (Identified Cost $74,309)	91,291

	TOTAL INVESTMENTS—99.6% (Identified Cost $74,309)	$91,291
	Other assets and liabilities, net—0.4%	349
	NET ASSETS—100.0%	$91,640

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $6,191 or 6.8% of net assets.
(2)	Non-income producing.

Country Weightings†
United States	58%
Canada	10
Australia	9
Spain	7
France	4
Italy	4
Denmark	3
Other	5
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$91,291	$91,291
Total Investments	$91,291	$91,291
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Australia—3.2%
Dexus Property Group	218,339	$ 1,975
GPT Group (The) - In Specie(1)(2)	13,566	— (3)
National Storage REIT	2,062,044	2,584
Scentre Group	651,389	1,901
		6,460

Belgium—0.6%
Shurgard Self Storage SA(2)	37,121	1,226
Canada—1.5%
Boardwalk Real Estate Investment Trust	99,000	3,021
China—1.0%
GDS Holdings Ltd. ADR(2)	55,500	1,981
France—1.4%
Klepierre SA	78,980	2,762
Germany—4.4%
TLG Immobilien AG	105,300	3,170
Vonovia SE	109,919	5,699
		8,869

Hong Kong—6.3%
Link REIT	292,504	3,421
Swire Properties Ltd.	1,008,000	4,334
Wharf Real Estate Investment Co., Ltd.	682,600	5,082
		12,837

India—1.3%
Ascendas India Trust	3,001,800	2,636
Ireland—2.2%
Green REIT plc	1,812,723	3,050
Irish Residential Properties REIT plc	811,000	1,447
		4,497

Japan—12.1%
GLP J-REIT	1,764	1,889
Invesco Office J-REIT, Inc.	18,800	2,982
Invincible Investment Corp.	8,702	4,256
Kenedix Office Investment Corp.	347	2,408
Kenedix Residential Next Investment Corp.	1,520	2,519
Mitsubishi Estate Co., Ltd.	389,000	7,039
Mitsui Fudosan Logistics Park, Inc.	1,120	3,582
		24,675

	Shares	Value

Netherlands—0.7%
Unibail-Rodamco-Westfield	8,778	$ 1,439
Norway—1.4%
Entra ASA 144A(4)	194,500	2,936
Singapore—1.0%
Mapletree Industrial Trust	666,100	1,032
Mapletree Logistics Trust	930,600	1,003
		2,035

Spain—2.7%
Inmobiliaria Colonial SOCIMI SA	338,500	3,480
Merlin Properties SOCIMI SA	153,000	2,002
		5,482

Sweden—1.3%
Kungsleden AB	329,000	2,619
United Kingdom—6.2%
Derwent London plc	45,410	1,906
Empiric Student Property plc	527,359	629
Safestore Holdings plc	234,557	1,822
Segro plc	193,928	1,701
UNITE Group plc (The)	340,900	4,074
Workspace Group plc	201,800	2,565
		12,697

United States—50.2%
Alexandria Real Estate Equities, Inc.	36,665	5,227
American Homes 4 Rent Class A	133,650	3,036
Americold Realty Trust	85,804	2,618
Apartment Investment & Management Co. Class A	41,931	2,109
AvalonBay Communities, Inc.	25,365	5,091
Brixmor Property Group, Inc.	130,533	2,398
Cousins Properties, Inc.	430,400	4,158
CubeSmart	106,675	3,418
CyrusOne, Inc.	58,500	3,068
Digital Realty Trust, Inc.	47,815	5,690
Douglas Emmett, Inc.	75,695	3,059
Duke Realty Corp.	134,996	4,128
Equity Residential	47,115	3,549
Essex Property Trust, Inc.	8,427	2,437
Extra Space Storage, Inc.	34,365	3,502
HCP, Inc.	157,500	4,930
Healthcare Trust of America, Inc. Class A	124,500	3,559
Host Hotels & Resorts, Inc.	128,406	2,427
Kilroy Realty Corp.	26,522	2,015
	Shares	Value

United States—continued
Mid-America Apartment Communities, Inc.	18,200	$ 1,990
Paramount Group, Inc.	87,540	1,242
Prologis, Inc.	98,884	7,115
Regency Centers Corp.	50,950	3,439
RLJ Lodging Trust	102,507	1,801
Ryman Hospitality Properties, Inc.	24,100	1,982
Simon Property Group, Inc.	25,831	4,707
Spirit Realty Capital, Inc.	82,016	3,258
Sun Communities, Inc.	39,006	4,623
Taubman Centers, Inc.	37,250	1,970
VICI Properties, Inc.	163,550	3,578
		102,124

Total Common Stocks (Identified Cost $166,105)		198,296

Total Long-Term Investments—97.5% (Identified Cost $166,105)		198,296

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(5)	141,579	142
Total Short-Term Investment (Identified Cost $142)		142

TOTAL INVESTMENTS—97.6% (Identified Cost $166,247)		$198,438
Other assets and liabilities, net—2.4%		4,822
NET ASSETS—100.0%		$203,260

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Amount is less than $500.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $2,936 or 1.4% of net assets.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	52%
Japan	12
Hong Kong	7
United Kingdom	6
Germany	4
Australia	3
Spain	3
Other	13
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$198,296	$198,296	$— (1)
Money Market Mutual Fund	142	142	—
Total Investments	$198,438	$198,438	$— (1)

(1)	Amount is less than $500.
There were no securities valued using significant observable inputs (Level 2) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.
See Notes to Financial Statements.

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—95.8%
Australia—6.9%
Dexus Property Group	115,718	$ 1,046
GPT Group (The) - In Specie(1)(2)	588,920	—
National Storage REIT	758,765	951
Scentre Group	388,171	1,133
		3,130

Belgium—0.8%
Shurgard Self Storage SA(2)	11,591	383
Canada—5.0%
Boardwalk Real Estate Investment Trust	41,000	1,251
First Capital Realty, Inc.	35,605	570
RioCan Real Estate Investment Trust	22,150	439
		2,260

China—2.0%
GDS Holdings Ltd. ADR(2)	25,300	903
France—4.0%
Klepierre SA	28,331	991
Mercialys SA	60,300	845
		1,836

Germany—7.8%
TLG Immobilien AG	38,300	1,153
Vonovia SE	45,974	2,384
		3,537

Hong Kong—13.9%
Hysan Development Co., Ltd.	168,000	900
Link REIT	131,441	1,537
Swire Properties Ltd.	413,000	1,776
Wharf Real Estate Investment Co., Ltd.	278,000	2,070
		6,283

India—1.6%
Ascendas India Trust	831,100	730
Ireland—3.8%
Green REIT plc	670,542	1,128
Irish Residential Properties REIT plc	325,000	580
		1,708

	Shares	Value

Japan—23.6%
GLP J-REIT	801	$ 858
Invesco Office J-REIT, Inc.	7,413	1,176
Invincible Investment Corp.	3,468	1,696
Kenedix Office Investment Corp.	190	1,318
Kenedix Residential Next Investment Corp.	540	895
Kenedix Retail REIT Corp.	354	863
Mitsubishi Estate Co., Ltd.	144,000	2,606
Mitsui Fudosan Logistics Park, Inc.	396	1,267
		10,679

Netherlands—3.2%
Unibail-Rodamco-Westfield	8,875	1,455
Norway—2.5%
Entra ASA 144A(3)	74,000	1,117
Singapore—1.4%
Mapletree Industrial Trust	180,900	280
Mapletree Logistics Trust	316,100	341
		621

Spain—4.2%
Inmobiliaria Colonial SOCIMI SA	118,300	1,216
Merlin Properties SOCIMI SA	51,000	667
		1,883

Sweden—2.6%
Kungsleden AB	147,000	1,170
United Kingdom—12.5%
Derwent London plc	20,646	867
Empiric Student Property plc	428,850	511
Safestore Holdings plc	119,376	928
Segro plc	118,368	1,038
UNITE Group plc (The)	102,700	1,227
Workspace Group plc	87,100	1,107
		5,678

Total Common Stocks (Identified Cost $36,971)		43,373

Total Long-Term Investments—95.8% (Identified Cost $36,971)		43,373

	Shares	Value

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(4)	878,323	$ 878
Total Short-Term Investment (Identified Cost $878)		878

TOTAL INVESTMENTS—97.7% (Identified Cost $37,849)		$44,251
Other assets and liabilities, net—2.3%		1,024
NET ASSETS—100.0%		$45,275

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $1,117 or 2.5% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	24%
Hong Kong	14
United Kingdom	13
Germany	8
Australia	7
Canada	5
Spain	4
Other	25
Total	100%
† % of total investments as of March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$43,373	$43,373	$— (1)
Money Market Mutual Fund	878	878	—
Total Investments	$44,251	$44,251	$— (1)

(1)	Amount is less than $500.
There were no securities valued using significant observable inputs (Level 2) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.
See Notes to Financial Statements.

Herzfeld Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Closed End Funds(1)—89.7%
Equity Funds—39.8%
Adams Natural Resources Fund, Inc.	113,121	$ 1,897
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	38,707	467
Boulder Growth & Income Fund, Inc.	282,623	3,047
Central Securities Corp.	126,021	3,610
Cornerstone Strategic Value Fund, Inc.	186,890	2,276
Gabelli Healthcare & WellnessRx Trust (The)	85,355	897
General American Investors Co., Inc.	45,971	1,531
Kayne Anderson Midstream/Energy Fund, Inc.	67,668	805
Kayne Anderson MLP Investment Co.	57,881	928
Salient Midstream & MLP Fund	108,495	997
Tekla Healthcare Opportunities Fund	147,030	2,591
Tortoise Energy Infrastructure Corp.(2)	25,645	603
Tortoise Pipeline & Energy Fund, Inc.(2)	67,361	1,024
Tortoise Power and Energy Infrastructure Fund, Inc.	60,342	1,123
		21,796

Fixed Income Funds—21.3%
Apollo Tactical Income Fund, Inc.	131,431	1,931
Brookfield Real Assets Income Fund, Inc.	31,587	683
Eagle Point Credit Co., Inc.(2)	15,744	262
Highland Floating Rate Opportunities Fund	199,537	2,772
Nuveen Credit Strategies Income Fund	330,943	2,558
Nuveen Floating Rate Income Opportunity Fund	130,600	1,252
Nuveen Select Tax-Free Income3 Portfolio(2)	9,946	147
OFS Credit Co., Inc.	42,127	752
	Shares	Value

Fixed Income Funds—continued
PGIM High Yield Bond Fund, Inc.	93,189	$ 1,321
		11,678

International Equity Funds—28.6%
Aberdeen Global Dynamic Dividend Fund	96,056	910
Aberdeen Japan Equity Fund, Inc.	92,393	644
Aberdeen Total Dynamic Dividend Fund	225,432	1,860
India Fund, Inc. (The)	25,787	551
Japan Smaller Capitalization Fund, Inc.	32,210	282
Mexico Equity & Income Fund, Inc.	17,111	181
Morgan Stanley India Investment Fund, Inc.(2)	50,000	1,045
New Germany Fund, Inc. (The)	86,786	1,212
NexPoint Strategic Opportunities Fund	232,759	5,066
Source Capital, Inc.	20,883	752
Taiwan Fund, Inc. (The)	84,216	1,510
Tekla World Healthcare Fund	100,430	1,287
Templeton Dragon Fund, Inc.	19,655	391
		15,691

Total Closed End Funds (Identified Cost $47,401)		49,165

Preferred Stocks—5.2%
Financials—5.2%
Eagle Point Credit Co., Inc., 6.750%	34,138	867
Eagle Point Credit Co., Inc. Series A, 7.750%(2)	9,682	249
Medallion Financial Corp., 9.000%	66,421	1,710
		2,826

Total Preferred Stocks (Identified Cost $2,759)		2,826

Total Long-Term Investments—94.9% (Identified Cost $50,160)		51,991

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(3)	906,335	$ 906
Total Short-Term Investment (Identified Cost $906)		906

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(4)	147,235	147
Total Securities Lending Collateral (Identified Cost $147)		147

TOTAL INVESTMENTS—96.8% (Identified Cost $51,213)		$53,044
Other assets and liabilities, net—3.2%		1,752
NET ASSETS—100.0%		$54,796

Abbreviation:
MLP	Master Limited Partnership

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Herzfeld Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Closed End Funds	$49,165	$49,165
Preferred Stocks	2,826	2,826
Securities Lending Collateral	147	147
Money Market Mutual Fund	906	906
Total Investments	$53,044	$53,044
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—13.3%
Alphabet, Inc. Class C(1)	280	$ 329
AMC Networks, Inc. Class A(1)	6,035	343
CBS Corp. Class B	7,413	352
Comcast Corp. Class A	8,668	347
Discovery, Inc. Class C(1)	13,580	345
DISH Network Corp. Class A(1)	10,852	344
Facebook, Inc. Class A(1)	2,068	345
Fox Corp. Class A(1)	8,863	325
GCI Liberty, Inc. Class A(1)	6,093	339
IAC/InterActiveCorp (1)	1,562	328
Liberty Braves Group Class C(1)	12,053	335
Liberty Broadband Corp. Class C(1)	3,667	336
Liberty Global plc Class C(1)	13,434	325
Liberty Latin America Ltd. Class C(1)	17,087	332
Liberty Media Corp. Class C(1)	9,932	348
Liberty Sirius XM Group Class C(1)	8,593	329
Liberty TripAdvisor Holdings, Inc. Class A(1)	23,777	337
Lions Gate Entertainment Corp. Class B	23,142	349
Madison Square Garden Co. (The) Class A(1)	1,174	344
MSG Networks, Inc. Class A(1)	15,417	335
News Corp. Class A	27,143	338
Viacom, Inc. Class B	13,143	369
		7,474

Consumer Discretionary—24.7%
Amazon.com, Inc.(1)	190	338
American Eagle Outfitters, Inc.	16,747	371
AutoNation, Inc.(1)	10,179	364
Buckle, Inc. (The)(2)	18,668	349
Carnival Corp.	6,055	307
Choice Hotels International, Inc.	4,432	345
Columbia Sportswear Co.	3,317	346
Designer Brands, Inc.	16,096	358
Dick’s Sporting Goods, Inc.	9,951	366
Dillard’s, Inc. Class A(2)	4,728	341
eBay, Inc.	9,330	347
Expedia Group, Inc.	2,796	333
Gap, Inc. (The)	13,518	354
Garmin Ltd.	4,064	351
Horton (D.R.), Inc.	8,736	361
Hyatt Hotels Corp. Class A	4,775	347
International Speedway Corp. Class A	7,960	347
L Brands, Inc.	12,416	342
Lands’ End, Inc.(1)	19,878	330
	Shares	Value

Consumer Discretionary—continued
Las Vegas Sands Corp.	5,789	$ 353
Lennar Corp. Class A	7,402	363
Liberty Expedia Holdings, Inc. Class A(1)	7,831	335
Marriott International, Inc. Class A	2,769	346
Marriott Vacations Worldwide Corp.	3,614	338
Mohawk Industries, Inc.(1)	2,714	342
Newell Brands, Inc.	21,732	333
Nordstrom, Inc.	7,871	349
Penn National Gaming, Inc.(1)	15,974	321
Penske Automotive Group, Inc.	8,032	359
Qurate Retail, Inc.(1)	20,060	321
Ralph Lauren Corp.	2,789	362
Red Rock Resorts, Inc. Class A	12,948	335
Restaurant Brands International, Inc.	5,441	354
Sears Hometown and Outlet Stores, Inc.(1)(2)	167,649	369
Tenneco, Inc. Class A	13,990	310
Tesla, Inc.(1)	1,250	350
Under Armour, Inc. Class C(1)	18,009	340
Urban Outfitters, Inc.(1)	11,961	355
Weight Watchers International, Inc.(1)	17,578	354
Wendy’s Co. (The)	20,974	375
		13,861

Consumer Staples—6.8%
Boston Beer Co., Inc. (The) Class A(1)	1,147	338
Brown-Forman Corp. Class B	6,745	356
Constellation Brands, Inc. Class A	2,078	364
Estee Lauder Cos., Inc. (The) Class A	2,144	355
Hostess Brands, Inc.(1)	28,773	360
Lancaster Colony Corp.	2,228	349
Monster Beverage Corp.(1)	6,055	331
Nomad Foods Ltd.(1)	16,570	339
PriceSmart, Inc.	5,522	325
Spectrum Brands Holdings, Inc.	6,230	341
Tootsie Roll Industries, Inc.(2)	9,372	349
		3,807

Energy—5.0%
Cheniere Energy, Inc.(1)	5,000	342
Continental Resources, Inc.(1)	7,790	349
CVR Energy, Inc.	8,235	339
Exterran Corp.(1)	18,705	315
Hess Corp.	5,713	344
	Shares	Value

Energy—continued
Par Pacific Holdings, Inc.(1)	19,722	$ 351
RPC, Inc.	32,635	373
W&T Offshore, Inc.(1)	52,601	363
		2,776

Financials—12.9%
American Financial Group, Inc.	3,624	349
Berkley (W.R.) Corp.	4,123	349
Berkshire Hathaway, Inc. Class B(1)	1,683	338
BOK Financial Corp.	4,163	340
Brown & Brown, Inc.	11,923	352
Charles Schwab Corp. (The)	7,682	329
Cohen & Steers, Inc.	8,343	353
Erie Indemnity Co. Class A	1,991	355
First Citizens BancShares, Inc. Class A	839	342
Franklin Resources, Inc.	10,364	343
Greenlight Capital Re Ltd. Class A(1)	31,258	340
Hilltop Holdings, Inc.	19,941	364
Jefferies Financial Group, Inc.	17,725	333
Loews Corp.	7,204	345
Mercury General Corp.	6,773	339
Morningstar, Inc.	2,812	354
National General Holdings Corp.	14,076	334
PJT Partners, Inc. Class A	8,325	348
Raymond James Financial, Inc.	4,314	347
Third Point Reinsurance Ltd.(1)	32,211	334
Virtu Financial, Inc. Class A	14,082	334
		7,222

Health Care—3.1%
AquaBounty Technologies, Inc.(1)(2)	152,154	333
Bruker Corp.	8,725	335
Danaher Corp.	2,637	348
Intrexon Corp.(1)(2)	62,680	330
NantKwest, Inc.(1)(2)	259,420	410
		1,756

Industrials—12.4%
Air Lease Corp.	10,335	355
Cintas Corp.	1,666	337
Colfax Corp.(1)	11,691	347
Covanta Holding Corp.	20,398	353
FedEx Corp.	1,954	354
Fortive Corp.	4,123	346
Heartland Express, Inc.	17,880	345
Herc Holdings, Inc.(1)	8,946	349
Hertz Global Holdings, Inc.(1)	20,099	349
Manitowoc Co., Inc. (The)(1)	20,133	330
MasTec, Inc.(1)	7,280	350
See Notes to Financial Statements.

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Industrials—continued
MSC Industrial Direct Co., Inc. Class A	4,202	$ 348
Navistar International Corp.(1)	10,339	334
Rollins, Inc.	8,438	351
Seaspan Corp.(2)	42,276	368
Timken Co. (The)	7,835	342
W.W. Grainger, Inc.	1,148	345
Welbilt, Inc.(1)	21,326	349
Werner Enterprises, Inc.	10,382	355
XPO Logistics, Inc.(1)(2)	6,820	366
		6,973

Information Technology—7.9%
Amkor Technology, Inc.(1)	39,813	340
Anixter International, Inc.(1)	6,033	339
Conduent, Inc.(1)	24,532	339
EchoStar Corp. Class A(1)	9,203	335
Intuit, Inc.	1,337	350
Oracle Corp.	6,496	349
Paychex, Inc.	4,360	350
Pegasystems, Inc.	5,298	344
RealPage, Inc.(1)	5,540	336
salesforce.com, Inc.(1)	2,093	331
SS&C Technologies Holdings, Inc.	5,509	351
TTEC Holdings, Inc.	9,702	352
Xerox Corp.	10,688	342
		4,458

Materials—4.8%
Element Solutions, Inc.(1)	33,110	334
LyondellBasell Industries NV Class A	3,960	333
NewMarket Corp.	793	344
Novagold Resources, Inc.(1)	80,273	335
	Shares	Value

Materials—continued
Scotts Miracle-Gro Co. (The)	4,439	$ 349
Silgan Holdings, Inc.	11,857	351
TimkenSteel Corp.(1)	30,170	328
Westlake Chemical Corp.	4,959	336
		2,710

Real Estate—8.7%
American Homes 4 Rent Class A	15,388	350
Colony Capital, Inc.	64,331	342
Equity LifeStyle Properties, Inc.	3,062	350
Equity Residential	4,650	350
Gaming and Leisure Properties, Inc.	9,285	358
Host Hotels & Resorts, Inc.	17,900	338
Howard Hughes Corp. (The)(1)	3,148	346
JBG SMITH Properties	8,452	350
Marcus & Millichap, Inc.(1)	8,821	359
Seritage Growth Properties Class A(2)	7,660	341
Simon Property Group, Inc.	1,968	359
Taubman Centers, Inc.	6,702	354
Urban Edge Properties	18,574	353
Vornado Realty Trust	5,143	347
		4,897

Total Common Stocks (Identified Cost $42,002)		55,934

Total Long-Term Investments—99.6% (Identified Cost $42,002)		55,934

	Shares	Value

Securities Lending Collateral—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(3)(4)	2,575,691	$ 2,576
Total Securities Lending Collateral (Identified Cost $2,576)		2,576

TOTAL INVESTMENTS—104.2% (Identified Cost $44,578)		$58,510
Other assets and liabilities, net—(4.2)%		(2,335)
NET ASSETS—100.0%		$56,175

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Canada	2
Bermuda	1
Switzerland	1
Cayman Islands	1
Virgin Islands (British)	1
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$55,934	$55,934
Securities Lending Collateral	2,576	2,576
Total Investments	$58,510	$58,510
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—87.7%
Communication Services—26.5%
Addcn Technology Co., Ltd. (Taiwan)	389,000	$ 3,357
Auto Trader Group plc (United Kingdom)	254,700	1,730
Autohome, Inc. ADR (China)(1)	24,700	2,596
carsales.com Ltd. (Australia)	163,000	1,464
Pico Far East Holdings Ltd. (Hong Kong)	2,952,780	1,200
Sarana Menara Nusantara Tbk PT (Indonesia)	25,768,000	1,421
Sea Ltd. ADR (Thailand)(1)	77,800	1,830
SINA Corp. (China)(1)	37,500	2,222
Wirtualna Polska Holding SA (Poland)	104,050	1,594
		17,414

Consumer Discretionary—7.2%
Ace Hardware Indonesia Tbk PT (Indonesia)	6,561,000	820
Baozun, Inc. Sponsored ADR (China)(1)	34,300	1,425
Fila Korea Ltd. (South Korea)	16,390	1,126
Goldlion Holdings Ltd. (Hong Kong)	836,284	348
Samyang Optics Co., Ltd. (South Korea)	85,500	987
		4,706

Consumer Staples—11.3%
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	39,530	1,165
Distell Group Holdings Ltd. (South Africa)	136,600	1,220
Heineken Malaysia Bhd (Malaysia)	338,700	1,991
Taisun International Holding Corp. (Taiwan)	540,074	2,208
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	123,200	826
		7,410

Financials—7.2%
CARE Ratings Ltd. (India)	153,631	2,194
	Shares	Value

Financials—continued
Tisco Financial Group PCL Foreign Share (Thailand)	209,900	$ 584
Vostok New Ventures Ltd. SDR (Sweden)(1)	324,934	1,957
		4,735

Industrials—22.4%
104 Corp. (Taiwan)	275,000	1,508
51job, Inc. ADR (China)(1)	17,400	1,355
Kerry TJ Logistics Co., Ltd. (Taiwan)	1,352,000	1,616
Lumax International Corp., Ltd. (Taiwan)	573,379	1,323
S-1 Corp. (South Korea)	10,500	930
Sarine Technologies Ltd. (India)	5,161,000	1,790
Sinmag Equipment Corp. (Taiwan)	226,513	882
Sporton International Inc. (Taiwan)	393,720	2,293
Taiwan Secom Co., Ltd. (Taiwan)	430,874	1,211
Voltronic Power Technology Corp. (Taiwan)	93,000	1,822
		14,730

Information Technology—7.3%
Cafe24 Corp. (South Korea)(1)	17,115	1,629
Douzone Bizon Co., Ltd. (South Korea)	46,989	1,929
TOTVS SA (Brazil)	126,800	1,277
		4,835

Materials—5.8%
Corp. Moctezuma SAB de C.V. (Mexico)	603,785	1,858
SH Kelkar & Co., Ltd. (India)	547,640	1,212
Sniezka SA (Poland)	33,803	779
		3,849

Total Common Stocks (Identified Cost $51,510)		57,679

Total Long-Term Investments—87.7% (Identified Cost $51,510)		57,679

	Shares	Value

Short-Term Investment—7.0%
Money Market Mutual Fund—7.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(2)	4,610,438	$ 4,610
Total Short-Term Investment (Identified Cost $4,610)		4,610

TOTAL INVESTMENTS—94.7% (Identified Cost $56,120)		$62,289
Other assets and liabilities, net—5.3%		3,515
NET ASSETS—100.0%		$65,804

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Taiwan	26%
China	12
South Korea	11
India	8
United States	7
Thailand	4
Poland	4
Other	28
Total	100%
† % of total investments as of March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$57,679	$57,679
Money Market Mutual Fund	4,610	4,610
Total Investments	$62,289	$62,289
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—93.6%
Communication Services—27.7%
Addcn Technology Co., Ltd. (Taiwan)	2,266,000	$ 19,557
Ascential plc (United Kingdom)	6,833,738	31,740
Auto Trader Group plc (United Kingdom)	6,781,745	46,073
Autohome, Inc. ADR (China)(1)	381,117	40,063
carsales.com Ltd. (Australia)	2,027,602	18,212
CTS Eventim AG & Co. KGaA (Germany)	544,600	25,805
MarkLines Co., Ltd. (Japan)	145,800	1,906
Pico Far East Holdings Ltd. (Hong Kong)	48,317,668	19,635
REA Group Ltd. (Australia)	686,010	36,386
Rightmove plc (United Kingdom)	8,678,210	57,645
SINA Corp. (China)(1)	693,672	41,093
		338,115

Consumer Discretionary—4.0%
Asante, Inc. (Japan)	417,500	8,208
Gocompare.Com Group plc (United Kingdom)	11,403,500	11,437
Goldlion Holdings Ltd. (Hong Kong)	37,627,316	15,674
Moneysupermarket.com Group plc (United Kingdom)	2,749,700	13,326
		48,645

Consumer Staples—3.9%
Heineken Malaysia Bhd (Malaysia)	4,117,700	24,207
Taisun International Holding Corp. (Taiwan)	2,319,626	9,483
Wawel SA (Poland)	62,476	14,320
		48,010

Energy—3.7%
Computer Modelling Group Ltd. (Canada)	4,120,000	18,961
Pason Systems, Inc. (Canada)	1,777,695	25,940
		44,901

Financials—13.3%
CARE Ratings Ltd. (India)	1,302,415	18,605
Euroz Ltd. (Australia)	5,815,407	4,749
Gruppo Mutuionline SpA (Italy)	220,032	4,556
Korea Ratings Corp. (South Korea)	88,578	4,268
	Shares	Value

Financials—continued
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	4,799,373	$ 36,568
Numis Corp. plc (United Kingdom)	3,836,328	12,492
Sabre Insurance Group plc (United Kingdom)	7,681,973	28,616
Vostok New Ventures Ltd. SDR (Sweden)(1)	8,625,942	51,956
		161,810

Health Care—4.5%
DVx, Inc. (Japan)	257,300	2,217
Haw Par Corp., Ltd. (Singapore)	3,604,919	35,510
WIN-Partners Co., Ltd. (Japan)	1,476,465	16,786
		54,513

Industrials—22.7%
AIT Corp. (Japan)	879,100	8,828
Asiakastieto Group Oyj (Finland)	938,229	26,838
en-japan, Inc. (Japan)	857,700	24,919
Golden Friends Corp. (Taiwan)	4,667,000	8,813
Haitian International Holdings Ltd. (Hong Kong)	14,677,000	33,355
Howden Joinery Group plc (United Kingdom)	3,931,900	24,853
Hy-Lok Corp. (South Korea)	674,759	11,265
JOST Werke AG (Germany)	745,788	25,600
Kerry TJ Logistics Co., Ltd. (Taiwan)	10,922,000	13,059
Lumax International Corp., Ltd. (Taiwan)	8,555,259	19,736
Sinmag Equipment Corp. (Taiwan)	1,454,020	5,661
SJR in Scandinavia AB Class B (Sweden)	1,625,740	8,376
VAT Group AG (Switzerland)	245,200	25,782
WABCO Holdings, Inc. (United States)(1)	307,100	40,485
		277,570

Information Technology—10.3%
Alten SA (France)	361,353	38,670
Bouvet ASA (Norway)	800,794	24,140
Cafe24 Corp. (South Korea)(1)	225,400	21,446
Douzone Bizon Co., Ltd. (South Korea)	605,260	24,848
e-Credible Co., Ltd. (South Korea)	390,500	6,433
	Shares	Value

Information Technology—continued
Webstep AS (Norway)	3,831,491	$ 10,440
		125,977

Materials—3.5%
Corp. Moctezuma SAB de C.V. (Mexico)	5,697,796	17,534
SH Kelkar & Co., Ltd. (India)	3,007,473	6,657
Sniezka SA (Poland)	786,255	18,124
		42,315

Total Common Stocks (Identified Cost $1,119,756)		1,141,856

Total Long-Term Investments—93.6% (Identified Cost $1,119,756)		1,141,856

Short-Term Investment—6.0%
Money Market Mutual Fund—6.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(2)	72,663,004	72,663
Total Short-Term Investment (Identified Cost $72,663)		72,663

TOTAL INVESTMENTS—99.6% (Identified Cost $1,192,419)		$1,214,519
Other assets and liabilities, net—0.4%		4,999
NET ASSETS—100.0%		$1,219,518

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	22%
United States	9
China	7
Taiwan	6
Hong Kong	6
South Korea	6
Japan	5
Other	39
Total	100%
† % of total investments as of March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,141,856	$1,141,856
Money Market Mutual Fund	72,663	72,663
Total Investments	$1,214,519	$1,214,519
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

Rampart Alternatives Diversifier Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds—49.1%
Equity Funds—40.8%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	427,825	$ 6,550
Virtus Duff & Phelps Global Real Estate Securities Fund Class I	122,891	3,874
Virtus Duff & Phelps International Real Estate Securities Fund Class I	546,708	4,160
Virtus Duff & Phelps Real Estate Securities Fund Class I	111,170	2,664
		17,248

Fixed Income Fund—8.3%
Virtus Newfleet Senior Floating Rate Fund Class I	386,358	3,527
Total Affiliated Mutual Funds (Identified Cost $14,425)		20,775

Exchange-Traded Funds(1)—48.5%
Invesco DB Commodity Index Tracking Fund	386,335	6,143
Invesco DB G10 Currency Harvest Fund	174,472	4,267
	Shares	Value

iShares S&P North American Natural Resources Sector Index Fund	239,909	$ 7,528
VanEck Vectors Agribusiness Index Fund	24,332	1,517
VanEck Vectors Coal Index Fund	79,055	1,069
Total Exchange-Traded Funds (Identified Cost $18,657)		20,524

Total Long-Term Investments—97.6% (Identified Cost $33,082)		41,299

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(1)	119,633	120
Total Short-Term Investment (Identified Cost $120)		120

Value

TOTAL INVESTMENTS—97.9% (Identified Cost $33,202)	$41,419
Other assets and liabilities, net—2.1%	907
NET ASSETS—100.0%	$42,326

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Exchange-Traded Funds	$20,524	$20,524
Affiliated Mutual Funds	20,775	20,775
Money Market Mutual Fund	120	120
Total Investments	$41,419	$41,419
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—2.2%
Akamai Technologies, Inc.(1)	29,964	$ 2,149
Netflix, Inc.(1)	6,915	2,466
Viacom, Inc. Class B	5,601	157
Walt Disney Co. (The)	27,658	3,071
		7,843

Consumer Discretionary—17.8%
Advance Auto Parts, Inc.	5,141	877
Amazon.com, Inc.(1)	2,718	4,840
AutoZone, Inc.(1)	1,789	1,832
Booking Holdings, Inc.(1)	298	520
CarMax, Inc.(1)	12,287	858
Carnival Corp.	20,516	1,041
Chipotle Mexican Grill, Inc.(1)	461	327
Darden Restaurants, Inc.	2,338	284
Dollar General Corp.	15,217	1,815
Dollar Tree, Inc.(1)	13,775	1,447
eBay, Inc.	5,677	211
Expedia Group, Inc.	768	91
Foot Locker, Inc.	5,411	328
Gap, Inc. (The)	10,172	266
Garmin Ltd.	66,079	5,706
H&R Block, Inc.	235,086	5,628
Hilton Worldwide Holdings, Inc.	15,005	1,247
Home Depot, Inc. (The)	21,235	4,075
L Brands, Inc.	10,923	301
Lowe’s Cos., Inc.	15,059	1,649
Marriott International, Inc. Class A	14,445	1,807
McDonald’s Corp.	14,490	2,752
NIKE, Inc. Class B	66,862	5,630
Norwegian Cruise Line Holdings Ltd.(1)	11,105	610
O’Reilly Automotive, Inc.(1)	5,669	2,201
Ross Stores, Inc.	17,530	1,632
Royal Caribbean Cruises Ltd.	8,698	997
Starbucks Corp.	23,546	1,750
Target Corp.	30,207	2,424
Tiffany & Co.	14,510	1,532
TJX Cos., Inc. (The)	59,193	3,150
Tractor Supply Co.	16,221	1,586
Ulta Beauty, Inc.(1)	7,536	2,628
Yum! Brands, Inc.	5,802	579
		62,621

Consumer Staples—6.5%
Coca-Cola Co. (The)	58,669	2,749
Costco Wholesale Corp.	10,210	2,472
Coty, Inc. Class A	62,208	715
Estee Lauder Cos., Inc. (The) Class A	30,121	4,987
Monster Beverage Corp.(1)	5,963	325
PepsiCo, Inc.	21,425	2,626
Sysco Corp.	85,541	5,711
	Shares	Value

Consumer Staples—continued
Walmart, Inc.	32,997	$ 3,218
		22,803

Energy—1.6%
HollyFrontier Corp.	7,150	352
Marathon Petroleum Corp.	30,657	1,835
Phillips 66	19,274	1,835
Valero Energy Corp.	19,006	1,612
		5,634

Financials—9.7%
Allstate Corp. (The)	10,098	951
American Express Co.	24,709	2,701
Aon plc	10,898	1,860
Bank of America Corp.	50,945	1,406
BB&T Corp.	15,809	736
Berkshire Hathaway, Inc. Class B(1)	27,892	5,603
Capital One Financial Corp.	16,850	1,376
Chubb Ltd.	13,883	1,945
Cincinnati Financial Corp.	4,612	396
Citigroup, Inc.	13,405	834
Citizens Financial Group, Inc.	9,602	312
Comerica, Inc.	3,316	243
Discover Financial Services	11,827	842
Fifth Third Bancorp	16,022	404
First Republic Bank	3,410	343
Gallagher (Arthur J.) & Co.	8,353	652
Huntington Bancshares, Inc.	21,832	277
Jefferies Financial Group, Inc.	3,772	71
JPMorgan Chase & Co.	18,665	1,889
KeyCorp	21,039	331
M&T Bank Corp.	2,889	454
Marsh & McLennan Cos., Inc.	23,026	2,162
People’s United Financial, Inc.	7,880	130
PNC Financial Services Group, Inc. (The)	9,434	1,157
Progressive Corp. (The)	17,754	1,280
Regions Financial Corp.	21,196	300
SunTrust Banks, Inc.	9,244	548
SVB Financial Group(1)	1,091	243
Synchrony Financial	23,520	750
Travelers Cos., Inc. (The)	8,016	1,099
U.S. Bancorp	8,577	413
Wells Fargo & Co.	23,341	1,128
Willis Towers Watson plc	5,852	1,028
Zions Bancorp NA	3,883	176
		34,040

Health Care—8.2%
Abbott Laboratories	12,842	1,027
ABIOMED, Inc.(1)	330	94
Agilent Technologies, Inc.	7,249	583
Allergan plc	1,582	232
Anthem, Inc.	3,847	1,104
Baxter International, Inc.	3,487	283
	Shares	Value

Health Care—continued
Becton, Dickinson & Co.	1,968	$ 491
Boston Scientific Corp.(1)	10,139	389
Bristol-Myers Squibb Co.	8,210	392
Centene Corp.(1)	6,231	331
Danaher Corp.	4,596	607
Edwards Lifesciences Corp.(1)	1,507	288
Eli Lilly & Co.	4,343	563
HCA Healthcare, Inc.	32,985	4,301
Hologic, Inc.(1)	1,959	95
Humana, Inc.	2,045	544
IDEXX Laboratories, Inc.(1)	629	141
Illumina, Inc.(1)	3,371	1,047
Intuitive Surgical, Inc.(1)	838	478
IQVIA Holdings, Inc.(1)	3,598	518
Johnson & Johnson	13,392	1,872
Medtronic plc	9,759	889
Merck & Co., Inc.	12,981	1,080
Mettler-Toledo International, Inc.(1)	569	411
Mylan NV(1)	2,578	73
Nektar Therapeutics(1)	854	29
PerkinElmer, Inc.	2,516	242
Perrigo Co. plc	620	30
Pfizer, Inc.	27,941	1,187
ResMed, Inc.	1,048	109
Stryker Corp.	2,263	447
Teleflex, Inc.	337	102
Thermo Fisher Scientific, Inc.	9,231	2,527
UnitedHealth Group, Inc.	14,471	3,578
Universal Health Services, Inc. Class B	10,402	1,391
Varian Medical Systems, Inc.(1)	664	94
Waters Corp.(1)	1,640	413
WellCare Health Plans, Inc.(1)	752	203
Zimmer Biomet Holdings, Inc.	1,496	191
Zoetis, Inc.	2,408	242
		28,618

Industrials—16.3%
AMETEK, Inc.	11,153	925
Arconic, Inc.	4,077	78
Boeing Co. (The)	4,963	1,893
Caterpillar, Inc.	24,597	3,333
Cintas Corp.	16,543	3,343
Copart, Inc.(1)	38,953	2,360
CSX Corp.	18,401	1,377
Cummins, Inc.	6,186	977
Deere & Co.	35,855	5,731
Dover Corp.	4,441	417
Eaton Corp. plc	20,748	1,671
Emerson Electric Co.	30,110	2,062
Fastenal Co.	39,757	2,557
Flowserve Corp.	3,959	179
Fortive Corp.	8,940	750
General Dynamics Corp.	2,542	430
Harris Corp.	1,113	178
See Notes to Financial Statements.

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Industrials—continued
Huntington Ingalls Industries, Inc.	392	$ 81
Illinois Tool Works, Inc.	9,248	1,327
Ingersoll-Rand plc	7,406	799
Kansas City Southern	2,397	278
L3 Technologies, Inc.	748	154
Lockheed Martin Corp.	2,322	697
Norfolk Southern Corp.	6,317	1,181
Northrop Grumman Corp.	1,593	429
PACCAR, Inc.	14,761	1,006
Parker-Hannifin Corp.	3,916	672
Pentair plc	4,790	213
Raytheon Co.	2,659	484
Republic Services, Inc.	19,208	1,544
Robert Half International, Inc.	86,719	5,651
Rockwell Automation, Inc.	5,865	1,029
Rollins, Inc.	13,086	545
Snap-on, Inc.	1,704	267
Stanley Black & Decker, Inc.	4,637	631
Textron, Inc.	2,217	112
TransDigm Group, Inc.(1)	460	209
Union Pacific Corp.	17,167	2,870
United Rentals, Inc.(1)	11,171	1,276
United Technologies Corp.	7,657	987
W.W. Grainger, Inc.	6,286	1,892
Wabtec Corp.	5,953	439
Waste Management, Inc.	34,615	3,597
Xylem, Inc.	5,501	435
		57,066

Information Technology—15.6%
Adobe, Inc.(1)	6,670	1,778
Advanced Micro Devices, Inc.(1)	6,057	155
Alliance Data Systems Corp.	296	52
Amphenol Corp. Class A	31,283	2,954
Analog Devices, Inc.	2,510	264
ANSYS, Inc.(1)	1,158	212
Apple, Inc.	26,851	5,100
Arista Networks, Inc.(1)	1,014	319
Autodesk, Inc.(1)	2,983	465
Automatic Data Processing, Inc.	2,842	454
Broadcom, Inc.	2,723	819
Broadridge Financial Solutions, Inc.	758	79
Cadence Design Systems, Inc.(1)	3,875	246
Cisco Systems, Inc.	85,389	4,610
Citrix Systems, Inc.	1,730	172
Corning, Inc.	82,717	2,738
F5 Networks, Inc.(1)	1,130	177
Fidelity National Information Services, Inc.	2,089	236
Fiserv, Inc.(1)	2,557	226
FleetCor Technologies, Inc.(1)	563	139
FLIR Systems, Inc.	33,808	1,609
	Shares	Value

Information Technology—continued
Fortinet, Inc.(1)	742	$ 62
Global Payments, Inc.	1,025	140
Hewlett Packard Enterprise Co.	8,187	126
HP, Inc.	9,058	176
Intel Corp.	30,916	1,660
Intuit, Inc.	3,581	936
IPG Photonics Corp.(1)	6,084	923
Jack Henry & Associates, Inc.	504	70
Juniper Networks, Inc.	6,749	179
Keysight Technologies, Inc.(1)	46,790	4,080
Mastercard, Inc. Class A	5,915	1,393
Maxim Integrated Products, Inc.	1,880	100
Microchip Technology, Inc.	1,629	135
Micron Technology, Inc.(1)	7,707	319
Microsoft Corp.	39,843	4,699
Motorola Solutions, Inc.	3,179	446
NetApp, Inc.	1,483	103
NVIDIA Corp.	4,124	741
Oracle Corp.	13,165	707
Paychex, Inc.	2,072	166
PayPal Holdings, Inc.(1)	7,678	797
Qorvo, Inc.(1)	830	60
QUALCOMM, Inc.	8,227	469
Red Hat, Inc.(1)	915	167
salesforce.com, Inc.(1)	10,399	1,647
Seagate Technology plc	1,487	71
Skyworks Solutions, Inc.	1,197	99
Symantec Corp.	3,320	76
Synopsys, Inc.(1)	2,069	238
TE Connectivity Ltd.	58,918	4,758
Texas Instruments, Inc.	6,452	684
Total System Services, Inc.	1,067	101
VeriSign, Inc.(1)	19,466	3,534
Visa, Inc. Class A	11,469	1,791
Western Digital Corp.	1,747	84
Western Union Co. (The)	2,856	53
Xerox Corp.	1,200	38
Xilinx, Inc.	1,740	221
		54,853

Materials—6.5%
Air Products & Chemicals, Inc.	9,097	1,737
Albemarle Corp.	4,253	349
Ball Corp.	97,807	5,659
Celanese Corp.	5,171	510
CF Industries Holdings, Inc.	43,739	1,788
Ecolab, Inc.	10,247	1,809
FMC Corp.	26,197	2,012
International Flavors & Fragrances, Inc.	4,089	527
Linde plc	22,639	3,983
Mosaic Co. (The)	69,591	1,901
PPG Industries, Inc.	9,455	1,067
Sherwin-Williams Co. (The)	3,305	1,423
		22,765

	Shares	Value

Real Estate—8.1%
American Tower Corp.	8,345	$ 1,644
Apartment Investment & Management Co. Class A	8,196	412
AvalonBay Communities, Inc.	7,288	1,463
CBRE Group, Inc. Class A(1)	115,837	5,728
Crown Castle International Corp.	7,873	1,008
Digital Realty Trust, Inc.	3,937	469
Duke Realty Corp.	36,109	1,104
Equinix, Inc.	1,586	719
Equity Residential	19,512	1,470
Essex Property Trust, Inc.	3,453	999
Extra Space Storage, Inc.	2,428	247
HCP, Inc.	39,556	1,238
Iron Mountain, Inc.	5,425	192
Mid-America Apartment Communities, Inc.	6,007	657
Prologis, Inc.	63,256	4,551
Public Storage	2,846	620
SBA Communications, Corp.(1)	2,119	423
UDR, Inc.	14,499	659
Ventas, Inc.	29,729	1,897
Welltower, Inc.	31,856	2,472
Weyerhaeuser Co.	14,143	373
		28,345

Utilities—6.5%
AES Corp.	156,132	2,823
Alliant Energy Corp.	2,841	134
Ameren Corp.	5,375	395
American Electric Power Co., Inc.	5,957	499
American Water Works Co., Inc.	54,249	5,656
CenterPoint Energy, Inc.	11,007	338
CMS Energy Corp.	6,224	346
Consolidated Edison, Inc.	7,051	598
Dominion Energy, Inc.	17,554	1,346
DTE Energy Co.	3,995	498
Duke Energy Corp.	8,771	789
Edison International	3,924	243
Entergy Corp.	2,280	218
Evergy, Inc.	3,077	178
Eversource Energy	3,810	270
Exelon Corp.	11,646	584
FirstEnergy Corp.	6,072	253
NextEra Energy, Inc.	5,762	1,114
NiSource, Inc.	8,126	233
NRG Energy, Inc.	66,335	2,818
Pinnacle West Capital Corp.	1,349	129
PPL Corp.	8,693	276
Public Service Enterprise Group, Inc.	11,038	656
Sempra Energy	5,976	752
Southern Co. (The)	12,502	646
WEC Energy Group, Inc.	6,928	548
See Notes to Financial Statements.

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Utilities—continued
Xcel Energy, Inc.	6,214	$ 349
		22,689

Total Common Stocks (Identified Cost $325,636)		347,277

Total Long-Term Investments—99.0% (Identified Cost $325,636)		347,277

Value

TOTAL INVESTMENTS—99.0% (Identified Cost $325,636)	$347,277
Other assets and liabilities, net—1.0%	3,487
NET ASSETS—100.0%	$350,764

Footnote Legend:
(1)	Non-income producing.
Country Weightings†
United States	93%
Switzerland	4
Ireland	2
United Kingdom	1
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$347,277	$347,277
Total Investments	$347,277	$347,277
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—35.6%
Communication Services—0.8%
Akamai Technologies, Inc.(1)	1,789	$ 128
Netflix, Inc.(1)	412	147
Viacom, Inc. Class B	331	10
Walt Disney Co. (The)	1,650	183
		468

Consumer Discretionary—6.4%
Advance Auto Parts, Inc.	307	52
Amazon.com, Inc.(1)	162	289
AutoZone, Inc.(1)	107	110
Booking Holdings, Inc.(1)	18	31
CarMax, Inc.(1)	673	47
Carnival Corp.	1,218	62
Chipotle Mexican Grill, Inc.(1)	28	20
Darden Restaurants, Inc.	139	17
Dollar General Corp.	908	108
Dollar Tree, Inc.(1)	820	86
eBay, Inc.	339	13
Expedia Group, Inc.	46	5
Foot Locker, Inc.	323	20
Gap, Inc. (The)	607	16
Garmin Ltd.	3,943	341
H&R Block, Inc.	14,137	338
Hilton Worldwide Holdings, Inc.	894	74
Home Depot, Inc. (The)	1,262	242
L Brands, Inc.	657	18
Lowe’s Cos., Inc.	892	98
Marriott International, Inc. Class A	856	107
McDonald’s Corp.	862	164
NIKE, Inc. Class B	3,993	336
Norwegian Cruise Line Holdings Ltd.(1)	663	36
O’Reilly Automotive, Inc.(1)	338	131
Ross Stores, Inc.	1,046	97
Royal Caribbean Cruises Ltd.	520	60
Starbucks Corp.	1,405	104
Target Corp.	1,806	145
Tiffany & Co.	860	91
TJX Cos., Inc. (The)	3,529	188
Tractor Supply Co.	950	93
Ulta Beauty, Inc.(1)	445	155
Yum! Brands, Inc.	344	34
		3,728

Consumer Staples—2.4%
Coca-Cola Co. (The)	3,500	164
Costco Wholesale Corp.	610	148
Coty, Inc. Class A	3,729	43
Estee Lauder Cos., Inc. (The) Class A	1,795	297
Monster Beverage Corp.(1)	358	19
PepsiCo, Inc.	1,279	157
Sysco Corp.	5,103	341
	Shares	Value

Consumer Staples—continued
Walmart, Inc.	1,967	$ 192
		1,361

Energy—0.6%
HollyFrontier Corp.	430	21
Marathon Petroleum Corp.	1,865	112
Phillips 66	1,150	109
Valero Energy Corp.	1,143	97
		339

Financials—3.5%
Allstate Corp. (The)	603	57
American Express Co.	1,476	161
Aon plc	651	111
Bank of America Corp.	3,042	84
BB&T Corp.	944	44
Berkshire Hathaway, Inc. Class B(1)	1,665	334
Capital One Financial Corp.	993	81
Chubb Ltd.	829	116
Cincinnati Financial Corp.	275	24
Citigroup, Inc.	796	50
Citizens Financial Group, Inc.	570	19
Comerica, Inc.	197	14
Discover Financial Services	698	50
Fifth Third Bancorp	957	24
First Republic Bank	204	21
Gallagher (Arthur J.) & Co.	499	39
Huntington Bancshares, Inc.	1,302	17
Jefferies Financial Group, Inc.	225	4
JPMorgan Chase & Co.	1,111	112
KeyCorp	1,249	20
M&T Bank Corp.	172	27
Marsh & McLennan Cos., Inc.	1,371	129
People’s United Financial, Inc.	471	8
PNC Financial Services Group, Inc. (The)	564	69
Progressive Corp. (The)	1,060	76
Regions Financial Corp.	1,267	18
SunTrust Banks, Inc.	548	32
SVB Financial Group(1)	65	14
Synchrony Financial	1,396	45
Travelers Cos., Inc. (The)	478	66
U.S. Bancorp	511	25
Wells Fargo & Co.	1,416	68
Willis Towers Watson plc	349	61
Zions Bancorp NA	231	10
		2,030

Health Care—2.9%
Abbott Laboratories	767	61
ABIOMED, Inc.(1)	19	5
Agilent Technologies, Inc.	433	35
Allergan plc	94	14
Anthem, Inc.	230	66
Baxter International, Inc.	205	17
Becton, Dickinson & Co.	117	29
	Shares	Value

Health Care—continued
Boston Scientific Corp.(1)	600	$ 23
Bristol-Myers Squibb Co.	496	24
Centene Corp.(1)	375	20
Danaher Corp.	272	36
Edwards Lifesciences Corp.(1)	90	17
Eli Lilly & Co.	258	34
HCA Healthcare, Inc.	1,970	257
Hologic, Inc.(1)	117	6
Humana, Inc.	122	32
IDEXX Laboratories, Inc.(1)	37	8
Illumina, Inc.(1)	200	62
Intuitive Surgical, Inc.(1)	50	29
IQVIA Holdings, Inc.(1)	215	31
Johnson & Johnson	799	112
Medtronic plc	583	53
Merck & Co., Inc.	770	64
Mettler-Toledo International, Inc.(1)	33	24
Mylan NV(1)	154	4
Nektar Therapeutics(1)	51	2
PerkinElmer, Inc.	150	14
Perrigo Co. plc	37	2
Pfizer, Inc.	1,668	71
ResMed, Inc.	62	6
Stryker Corp.	135	27
Teleflex, Inc.	20	6
Thermo Fisher Scientific, Inc.	549	150
UnitedHealth Group, Inc.	856	212
Universal Health Services, Inc. Class B	619	83
Varian Medical Systems, Inc.(1)	39	6
Waters Corp.(1)	97	24
WellCare Health Plans, Inc.(1)	45	12
Zimmer Biomet Holdings, Inc.	89	11
Zoetis, Inc.	143	14
		1,703

Industrials—5.8%
AMETEK, Inc.	666	55
Arconic, Inc.	242	5
Boeing Co. (The)	292	111
Caterpillar, Inc.	1,438	195
Cintas Corp.	987	200
Copart, Inc.(1)	2,327	141
CSX Corp.	1,092	82
Cummins, Inc.	366	58
Deere & Co.	2,103	336
Dover Corp.	264	25
Eaton Corp. plc	1,239	100
Emerson Electric Co.	1,798	123
Fastenal Co.	2,374	153
Flowserve Corp.	237	11
Fortive Corp.	534	45
General Dynamics Corp.	152	26
Harris Corp.	67	11
See Notes to Financial Statements.

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Industrials—continued
Huntington Ingalls Industries, Inc.	23	$ 5
Illinois Tool Works, Inc.	550	79
Ingersoll-Rand plc	442	48
Kansas City Southern	141	16
L3 Technologies, Inc.	45	9
Lockheed Martin Corp.	138	41
Norfolk Southern Corp.	377	70
Northrop Grumman Corp.	95	26
PACCAR, Inc.	881	60
Parker-Hannifin Corp.	234	40
Pentair plc	286	13
Raytheon Co.	159	29
Republic Services, Inc.	1,147	92
Robert Half International, Inc.	5,178	337
Rockwell Automation, Inc.	350	61
Rollins, Inc.	779	32
Snap-on, Inc.	101	16
Stanley Black & Decker, Inc.	274	37
Textron, Inc.	131	7
TransDigm Group, Inc.(1)	27	12
Union Pacific Corp.	1,013	169
United Rentals, Inc.(1)	659	75
United Technologies Corp.	454	59
W.W. Grainger, Inc.	376	113
Wabtec Corp.	356	26
Waste Management, Inc.	2,064	214
Xylem, Inc.	329	26
		3,389

Information Technology—5.6%
Adobe, Inc.(1)	398	106
Advanced Micro Devices, Inc.(1)	355	9
Alliance Data Systems Corp.	18	3
Amphenol Corp. Class A	1,869	177
Analog Devices, Inc.	150	16
ANSYS, Inc.(1)	68	12
Apple, Inc.	1,603	304
Arista Networks, Inc.(1)	60	19
Autodesk, Inc.(1)	178	28
Automatic Data Processing, Inc.	170	27
Broadcom, Inc.	162	49
Broadridge Financial Solutions, Inc.	45	5
Cadence Design Systems, Inc.(1)	230	15
Cisco Systems, Inc.	5,082	274
Citrix Systems, Inc.	103	10
Corning, Inc.	4,908	162
F5 Networks, Inc.(1)	68	11
Fidelity National Information Services, Inc.	125	14
Fiserv, Inc.(1)	153	13
FleetCor Technologies, Inc.(1)	33	8
FLIR Systems, Inc.	2,019	96
Fortinet, Inc.(1)	44	4
Global Payments, Inc.	61	8
	Shares	Value

Information Technology—continued
Hewlett Packard Enterprise Co.	489	$ 8
HP, Inc.	540	10
Intel Corp.	1,828	98
Intuit, Inc.	213	56
IPG Photonics Corp.(1)	363	55
Jack Henry & Associates, Inc.	30	4
Juniper Networks, Inc.	397	11
Keysight Technologies, Inc.(1)	2,796	244
Mastercard, Inc. Class A	353	83
Maxim Integrated Products, Inc.	111	6
Microchip Technology, Inc.	96	8
Micron Technology, Inc.(1)	440	18
Microsoft Corp.	2,368	279
Motorola Solutions, Inc.	189	27
NetApp, Inc.	87	6
NVIDIA Corp.	246	44
Oracle Corp.	786	42
Paychex, Inc.	124	10
PayPal Holdings, Inc.(1)	458	48
Qorvo, Inc.(1)	50	4
QUALCOMM, Inc.	491	28
Red Hat, Inc.(1)	55	10
salesforce.com, Inc.(1)	620	98
Seagate Technology plc	89	4
Skyworks Solutions, Inc.	70	6
Symantec Corp.	198	5
Synopsys, Inc.(1)	123	14
TE Connectivity Ltd.	3,519	284
Texas Instruments, Inc.	382	41
Total System Services, Inc.	62	6
VeriSign, Inc.(1)	1,156	210
Visa, Inc. Class A	681	106
Western Digital Corp.	99	5
Western Union Co. (The)	170	3
Xerox Corp.	71	2
Xilinx, Inc.	103	13
		3,266

Materials—2.4%
Air Products & Chemicals, Inc.	543	104
Albemarle Corp.	254	21
Ball Corp.	5,840	338
Celanese Corp.	308	30
CF Industries Holdings, Inc.	2,608	106
Ecolab, Inc.	612	108
FMC Corp.	1,564	120
International Flavors & Fragrances, Inc.	246	32
Linde plc	1,351	238
Mosaic Co. (The)	4,108	112
PPG Industries, Inc.	564	64
Sherwin-Williams Co. (The)	197	85
		1,358

	Shares	Value

Real Estate—2.9%
American Tower Corp.	499	$ 98
Apartment Investment & Management Co. Class A	490	25
AvalonBay Communities, Inc.	435	87
CBRE Group, Inc. Class A(1)	6,863	339
Crown Castle International Corp.	471	60
Digital Realty Trust, Inc.	235	28
Duke Realty Corp.	2,157	66
Equinix, Inc.	95	43
Equity Residential	1,166	88
Essex Property Trust, Inc.	206	60
Extra Space Storage, Inc.	145	15
HCP, Inc.	2,363	74
Iron Mountain, Inc.	323	12
Mid-America Apartment Communities, Inc.	359	39
Prologis, Inc.	3,779	272
Public Storage	170	37
SBA Communications, Corp.(1)	127	25
UDR, Inc.	864	39
Ventas, Inc.	1,785	114
Welltower, Inc.	1,915	149
Weyerhaeuser Co.	845	22
		1,692

Utilities—2.3%
AES Corp.	9,326	169
Alliant Energy Corp.	170	8
Ameren Corp.	321	24
American Electric Power Co., Inc.	356	30
American Water Works Co., Inc.	3,240	338
CenterPoint Energy, Inc.	650	20
CMS Energy Corp.	371	21
Consolidated Edison, Inc.	420	36
Dominion Energy, Inc.	1,046	80
DTE Energy Co.	238	30
Duke Energy Corp.	524	47
Edison International	235	14
Entergy Corp.	136	13
Evergy, Inc.	183	11
Eversource Energy	228	16
Exelon Corp.	696	35
FirstEnergy Corp.	363	15
NextEra Energy, Inc.	344	66
NiSource, Inc.	485	14
NRG Energy, Inc.	3,971	169
Pinnacle West Capital Corp.	81	8
PPL Corp.	519	16
Public Service Enterprise Group, Inc.	659	39
Sempra Energy	357	45
Southern Co. (The)	743	38
WEC Energy Group, Inc.	412	32
See Notes to Financial Statements.

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Utilities—continued
Xcel Energy, Inc.	372	$ 21
		1,355

Total Common Stocks (Identified Cost $19,401)		20,689

Exchange-Traded Funds(2)—63.3%
Invesco DB Commodity Index Tracking Fund	120,306	1,913
Invesco DB US Dollar Index Bullish Fund	73,523	1,914
iShares 1-3 Year Treasury Bond Index Fund	40,881	3,439
iShares 20+ Year Treasury Bond Index Fund	54,376	6,875
iShares China Large-Cap Index Fund	39,253	1,738
iShares iBoxx $ Investment Grade Corporate Bond Index Fund	28,879	3,438
iShares iBoxx High Yield Corporate Bond Index Fund	39,895	3,450
	Shares	Value

iShares MSCI Brazil Index Fund	42,292	$ 1,733
iShares MSCI Hong Kong Index Fund	66,478	1,742
iShares MSCI India Index Fund	48,988	1,727
iShares MSCI Italy Index Fund	59,802	1,662
iShares MSCI Japan Index Fund	31,424	1,719
iShares MSCI Switzerland Index Fund	48,988	1,733
iShares MSCI Taiwan Index Fund	50,365	1,742
iShares U.S. Real Estate Index Fund	21,945	1,910
Total Exchange-Traded Funds (Identified Cost $35,143)		36,735

Total Long-Term Investments—98.9% (Identified Cost $54,544)		57,424

Value

TOTAL INVESTMENTS—98.9% (Identified Cost $54,544)	$57,424
Other assets and liabilities, net—1.1%	649
NET ASSETS—100.0%	$58,073

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$20,689	$20,689
Exchange-Traded Funds	36,735	36,735
Total Investments	$57,424	$57,424
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—19.8%
Activision Blizzard, Inc.	46,765	$ 2,129
Akamai Technologies, Inc.(1)	1,410	101
Alphabet, Inc. Class A(1)	4,325	5,090
Alphabet, Inc. Class C(1)	4,441	5,211
AT&T, Inc.	65,605	2,057
CBS Corp. Class B	21,472	1,021
CenturyLink, Inc.	58,731	704
Charter Communications, Inc. Class A(1)	5,823	2,020
Comcast Corp. Class A	51,467	2,058
Discovery, Inc. Class A(1)	9,697	262
Discovery, Inc. Class C(1)	22,260	566
DISH Network Corp. Class A(1)	14,170	449
Electronic Arts, Inc.(1)	18,503	1,880
Facebook, Inc. Class A(1)	47,797	7,967
Fox Corp. Class A(1)	8,935	328
Fox Corp. Class B(1)	4,120	148
Interpublic Group of Cos., Inc. (The)	23,772	499
Netflix, Inc.(1)	5,610	2,000
News Corp. Class A	23,797	296
News Corp. Class B	7,644	96
Omnicom Group, Inc.	13,815	1,008
Take-Two Interactive Software, Inc.(1)	6,989	660
TripAdvisor, Inc.(1)	6,347	327
Twitter, Inc.(1)	44,990	1,479
Verizon Communications, Inc.	34,770	2,056
Viacom, Inc. Class B	21,659	608
Walt Disney Co. (The)	20,208	2,244
		43,264

Consumer Discretionary—19.7%
Advance Auto Parts, Inc.	1,410	240
Amazon.com, Inc.(1)	5,804	10,336
Aptiv plc	5,150	409
AutoZone, Inc.(1)	490	502
Best Buy Co., Inc.	4,637	330
Booking Holdings, Inc.(1)	882	1,539
BorgWarner, Inc.	4,114	158
Capri Holdings Ltd.(1)	3,023	138
CarMax, Inc.(1)	3,086	215
Carnival Corp.	7,890	400
Chipotle Mexican Grill, Inc.(1)	483	343
Darden Restaurants, Inc.	2,430	295
Dollar General Corp.	5,202	621
Dollar Tree, Inc.(1)	4,698	494
eBay, Inc.	16,955	630
Expedia Group, Inc.	2,296	273
Foot Locker, Inc.	2,240	136
Ford Motor Co.	77,399	680
Gap, Inc. (The)	4,212	110
Garmin Ltd.	2,397	207
General Motors Co.	25,963	963
Genuine Parts Co.	2,891	324
H&R Block, Inc.	4,101	98
	Shares	Value

Consumer Discretionary—continued
Hanesbrands, Inc.	7,159	$ 128
Harley-Davidson, Inc.	3,160	113
Hasbro, Inc.	2,293	195
Hilton Worldwide Holdings, Inc.	5,793	481
Home Depot, Inc. (The)	22,275	4,274
Horton (D.R.), Inc.	6,731	279
Kohl’s Corp.	3,271	225
L Brands, Inc.	4,555	126
Leggett & Platt, Inc.	2,596	110
Lennar Corp. Class A	5,664	278
LKQ Corp.(1)	6,235	177
Lowe’s Cos., Inc.	15,748	1,724
Macy’s, Inc.	6,091	146
Marriott International, Inc. Class A	5,543	693
Mattel, Inc.(1)	6,841	89
McDonald’s Corp.	15,109	2,869
MGM Resorts International	10,103	259
Mohawk Industries, Inc.(1)	1,217	154
Newell Brands, Inc.	7,704	118
NIKE, Inc. Class B	24,729	2,082
Nordstrom, Inc.	2,123	94
Norwegian Cruise Line Holdings Ltd.(1)	4,294	236
O’Reilly Automotive, Inc.(1)	1,554	603
PulteGroup, Inc.	5,050	141
PVH Corp.	1,500	183
Ralph Lauren Corp.	1,045	136
Ross Stores, Inc.	7,261	676
Royal Caribbean Cruises Ltd.	3,366	386
Starbucks Corp.	24,613	1,830
Tapestry, Inc.	5,744	187
Target Corp.	10,354	831
Tiffany & Co.	2,134	225
TJX Cos., Inc. (The)	24,472	1,302
Tractor Supply Co.	2,359	231
Ulta Beauty, Inc.(1)	1,106	386
Under Armour, Inc. Class A(1)	3,719	79
Under Armour, Inc. Class C(1)	3,814	72
VF Corp.	6,425	558
Whirlpool Corp.	1,260	167
Wynn Resorts Ltd.	1,919	229
Yum! Brands, Inc.	6,034	602
		43,115

Consumer Staples—5.0%
Altria Group, Inc.	8,414	483
Archer-Daniels-Midland Co.	4,229	182
Brown-Forman Corp. Class B	1,256	66
Campbell Soup Co.	1,455	56
Church & Dwight Co., Inc.	1,857	132
Clorox Co. (The)	968	155
Coca-Cola Co. (The)	24,056	1,127
Colgate-Palmolive Co.	6,507	446
Conagra Brands, Inc.	3,667	102
Constellation Brands, Inc. Class A	1,258	221
	Shares	Value

Consumer Staples—continued
Costco Wholesale Corp.	2,046	$ 496
Coty, Inc. Class A	3,417	39
Estee Lauder Cos., Inc. (The) Class A	1,645	272
General Mills, Inc.	4,506	233
Hershey Co. (The)	1,050	121
Hormel Foods Corp.	2,059	92
J.M. Smucker Co. (The)	859	100
Kellogg Co.	1,896	109
Kimberly-Clark Corp.	2,601	322
Kraft Heinz Co.(The)	4,696	153
Kroger Co. (The)	6,000	148
Lamb Weston Holdings, Inc.	1,106	83
McCormick & Co., Inc.	926	140
Molson Coors Brewing Co. Class B	1,417	85
Mondelez International, Inc. Class A	10,002	499
Monster Beverage Corp.(1)	2,974	162
PepsiCo, Inc.	8,790	1,077
Philip Morris International, Inc.	5,328	471
Procter & Gamble Co. (The)	15,648	1,628
Sysco Corp.	3,563	238
Tyson Foods, Inc. Class A	2,229	155
Walgreens Boots Alliance, Inc.	6,055	383
Walmart, Inc.	8,894	868
		10,844

Health Care—5.0%
Abbott Laboratories	5,564	445
AbbVie, Inc.	4,672	376
ABIOMED, Inc.(1)	141	40
Agilent Technologies, Inc.	1,001	80
Alexion Pharmaceuticals, Inc.(1)	708	96
Align Technology, Inc.(1)	231	66
Allergan plc	996	146
AmerisourceBergen Corp.	495	39
Amgen, Inc.	1,971	374
Anthem, Inc.	809	232
Baxter International, Inc.	1,491	121
Becton, Dickinson & Co.	849	212
Biogen, Inc.(1)	623	147
Boston Scientific Corp.(1)	4,356	167
Bristol-Myers Squibb Co.	5,227	249
Cardinal Health, Inc.	953	46
Celgene Corp.(1)	2,224	210
Centene Corp.(1)	1,320	70
Cerner Corp.(1)	1,027	59
Cigna Corp.	1,204	194
Cooper Cos., Inc. (The)	156	46
CVS Health Corp.	4,108	222
Danaher Corp.	1,976	261
DaVita, Inc.(1)	401	22
DENTSPLY SIRONA, Inc.	705	35
Edwards Lifesciences Corp.(1)	652	125
Eli Lilly & Co.	2,721	353
Gilead Sciences, Inc.	4,039	263
See Notes to Financial Statements.

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Health Care—continued
HCA Healthcare, Inc.	840	$ 109
Henry Schein, Inc.(1)	479	29
Hologic, Inc.(1)	845	41
Humana, Inc.	429	114
IDEXX Laboratories, Inc.(1)	272	61
Illumina, Inc.(1)	462	144
Incyte Corp.(1)	563	48
Intuitive Surgical, Inc.(1)	361	206
IQVIA Holdings, Inc.(1)	497	71
Johnson & Johnson	8,425	1,178
Laboratory Corporation of America Holdings(1)	312	48
McKesson Corp.	607	71
Medtronic plc	4,225	385
Merck & Co., Inc.	8,121	675
Mettler-Toledo International, Inc.(1)	77	56
Mylan NV(1)	1,623	46
Nektar Therapeutics(1)	539	18
PerkinElmer, Inc.	348	34
Perrigo Co. plc	390	19
Pfizer, Inc.	17,582	747
Quest Diagnostics, Inc.	425	38
Regeneron Pharmaceuticals, Inc.(1)	248	102
ResMed, Inc.	450	47
Stryker Corp.	978	193
Teleflex, Inc.	146	44
Thermo Fisher Scientific, Inc.	1,269	347
UnitedHealth Group, Inc.	3,014	745
Universal Health Services, Inc. Class B	264	35
Varian Medical Systems, Inc.(1)	285	40
Vertex Pharmaceuticals, Inc.(1)	810	149
Waters Corp.(1)	224	56
WellCare Health Plans, Inc.(1)	158	43
Zimmer Biomet Holdings, Inc.	649	83
Zoetis, Inc.	1,508	152
		10,870

Industrials—4.9%
3M Co.	2,799	582
A.O. Smith Corp.	689	37
Alaska Air Group, Inc.	599	34
Allegion plc	459	42
American Airlines Group, Inc.	1,943	62
AMETEK, Inc.	1,098	91
Arconic, Inc.	2,090	40
Boeing Co. (The)	2,513	958
Caterpillar, Inc.	2,743	372
Cintas Corp.	412	83
Copart, Inc.(1)	970	59
CSX Corp.	3,746	280
Cummins, Inc.	698	110
Deere & Co.	1,521	243
Delta Air Lines, Inc.	3,004	155
	Shares	Value

Industrials—continued
Dover Corp.	703	$ 66
Eaton Corp. plc	2,045	165
Emerson Electric Co.	2,966	203
Equifax, Inc.	587	70
Expeditors International of Washington, Inc.	835	63
Fastenal Co.	1,378	89
FedEx Corp.	1,168	212
Flowserve Corp.	629	28
Fluor Corp.	679	25
Fortive Corp.	1,420	119
Fortune Brands Home & Security, Inc.	683	32
General Dynamics Corp.	1,309	222
General Electric Co.	42,321	423
Harris Corp.	573	91
Honeywell International, Inc.	3,545	563
Hunt (JB) Transport Services, Inc.	421	43
Huntington Ingalls Industries, Inc.	200	41
IHS Markit Ltd.(1)	1,767	96
Illinois Tool Works, Inc.	1,462	210
Ingersoll-Rand plc	1,176	127
Jacobs Engineering Group, Inc.	570	43
Johnson Controls International plc	4,437	164
Kansas City Southern	484	56
L3 Technologies, Inc.	385	79
Lockheed Martin Corp.	1,185	356
Masco Corp.	1,432	56
Nielsen Holdings plc	1,728	41
Norfolk Southern Corp.	1,293	242
Northrop Grumman Corp.	820	221
PACCAR, Inc.	1,680	114
Parker-Hannifin Corp.	622	107
Pentair plc	760	34
Quanta Services, Inc.	687	26
Raytheon Co.	1,368	249
Republic Services, Inc.	1,052	85
Robert Half International, Inc.	571	37
Robinson (C.H.) Worldwide, Inc.	665	58
Rockwell Automation, Inc.	578	101
Rollins, Inc.	715	30
Roper Technologies, Inc.	504	172
Snap-on, Inc.	268	42
Southwest Airlines Co.	2,418	125
Stanley Black & Decker, Inc.	727	99
Textron, Inc.	1,128	57
TransDigm Group, Inc.(1)	236	107
Union Pacific Corp.	3,472	580
United Continental Holdings, Inc.(1)	1,089	87
United Parcel Service, Inc. Class B	3,384	378
United Rentals, Inc.(1)	382	44
United Technologies Corp.	3,918	505
	Shares	Value

Industrials—continued
Verisk Analytics, Inc.	795	$ 106
W.W. Grainger, Inc.	218	66
Wabtec Corp.	678	50
Waste Management, Inc.	1,893	197
Xylem, Inc.	875	69
		10,819

Information Technology—19.8%
Accenture plc Class A	5,541	975
Adobe, Inc.(1)	4,194	1,118
Advanced Micro Devices, Inc.(1)	7,524	192
Alliance Data Systems Corp.	393	69
Amphenol Corp. Class A	2,589	245
Analog Devices, Inc.	3,172	334
ANSYS, Inc.(1)	720	132
Apple, Inc.	38,865	7,382
Applied Materials, Inc.	8,253	327
Arista Networks, Inc.(1)	453	142
Autodesk, Inc.(1)	1,879	293
Automatic Data Processing, Inc.	3,773	603
Broadcom, Inc.	3,428	1,031
Broadridge Financial Solutions, Inc.	1,002	104
Cadence Design Systems, Inc.(1)	2,421	154
Cisco Systems, Inc.	38,153	2,060
Citrix Systems, Inc.	1,083	108
Cognizant Technology Solutions Corp. Class A	4,999	362
Corning, Inc.	6,799	225
DXC Technology Co.	2,332	150
F5 Networks, Inc.(1)	506	79
Fidelity National Information Services, Inc.	2,774	314
Fiserv, Inc.(1)	3,392	299
FleetCor Technologies, Inc.(1)	738	182
FLIR Systems, Inc.	1,175	56
Fortinet, Inc.(1)	1,243	104
Gartner, Inc.(1)	780	118
Global Payments, Inc.	1,360	186
Hewlett Packard Enterprise Co.	11,850	183
HP, Inc.	13,110	255
Intel Corp.	38,721	2,079
International Business Machines Corp.	7,736	1,092
Intuit, Inc.	2,240	586
IPG Photonics Corp.(1)	302	46
Jack Henry & Associates, Inc.	669	93
Juniper Networks, Inc.	2,983	79
Keysight Technologies, Inc.(1)	1,627	142
KLA-Tencor Corp.	1,436	171
Lam Research Corp.	1,326	237
Mastercard, Inc. Class A	7,844	1,847
See Notes to Financial Statements.

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Information Technology—continued
Maxim Integrated Products, Inc.	2,358	$ 125
Microchip Technology, Inc.	2,027	168
Micron Technology, Inc.(1)	9,317	385
Microsoft Corp.	66,428	7,835
Motorola Solutions, Inc.	1,419	199
NetApp, Inc.	2,114	147
NVIDIA Corp.	5,217	937
Oracle Corp.	22,023	1,183
Paychex, Inc.	2,749	220
PayPal Holdings, Inc.(1)	10,193	1,058
Qorvo, Inc.(1)	1,050	75
QUALCOMM, Inc.	10,396	593
Red Hat, Inc.(1)	1,532	280
salesforce.com, Inc.(1)	6,539	1,036
Seagate Technology plc	2,155	103
Skyworks Solutions, Inc.	1,489	123
Symantec Corp.	5,558	128
Synopsys, Inc.(1)	1,298	149
TE Connectivity Ltd.	2,927	236
Texas Instruments, Inc.	8,094	859
Total System Services, Inc.	1,374	131
VeriSign, Inc.(1)	911	165
Visa, Inc. Class A	15,137	2,364
Western Digital Corp.	2,412	116
Western Union Co. (The)	3,783	70
Xerox Corp.	1,730	55
Xilinx, Inc.	2,187	277
		43,171

Real Estate—4.9%
Alexandria Real Estate Equities, Inc.	1,662	237
American Tower Corp.	6,496	1,280
Apartment Investment & Management Co. Class A	2,298	116
AvalonBay Communities, Inc.	2,042	410
Boston Properties, Inc.	2,278	305
CBRE Group, Inc. Class A(1)	4,569	226
Crown Castle International Corp.	6,129	785
	Shares	Value

Real Estate—continued
Digital Realty Trust, Inc.	3,065	$ 365
Duke Realty Corp.	5,312	163
Equinix, Inc.	1,234	559
Equity Residential	5,472	412
Essex Property Trust, Inc.	969	280
Extra Space Storage, Inc.	1,890	193
Federal Realty Investment Trust	1,096	151
HCP, Inc.	7,072	221
Host Hotels & Resorts, Inc.	10,916	206
Iron Mountain, Inc.	4,214	149
Kimco Realty Corp.	6,212	115
Macerich Co. (The)	1,561	68
Mid-America Apartment Communities, Inc.	1,684	184
Prologis, Inc.	9,304	669
Public Storage	2,214	482
Realty Income Corp.	4,492	330
Regency Centers Corp.	2,469	167
SBA Communications, Corp.(1)	1,651	330
Simon Property Group, Inc.	4,555	830
SL Green Realty Corp.	1,234	111
UDR, Inc.	4,056	184
Ventas, Inc.	5,342	341
Vornado Realty Trust	2,556	172
Welltower, Inc.	5,736	445
Weyerhaeuser Co.	11,017	290
		10,776

Utilities—19.8%
AES Corp.	36,498	660
Alliant Energy Corp.	12,968	611
Ameren Corp.	13,502	993
American Electric Power Co., Inc.	27,194	2,278
American Water Works Co., Inc.	9,950	1,037
Atmos Energy Corp.	6,442	663
CenterPoint Energy, Inc.	27,340	839
CMS Energy Corp.	15,578	865
Consolidated Edison, Inc.	17,629	1,495
	Shares	Value

Utilities—continued
Dominion Energy, Inc.	43,944	$ 3,369
DTE Energy Co.	10,000	1,247
Duke Energy Corp.	40,006	3,601
Edison International	17,932	1,110
Entergy Corp.	10,404	995
Evergy, Inc.	13,986	812
Eversource Energy	17,389	1,234
Exelon Corp.	53,195	2,667
FirstEnergy Corp.	27,722	1,154
NextEra Energy, Inc.	26,294	5,083
NiSource, Inc.	20,399	585
NRG Energy, Inc.	15,531	660
Pinnacle West Capital Corp.	6,157	588
PPL Corp.	39,698	1,260
Public Service Enterprise Group, Inc.	27,723	1,647
Sempra Energy	15,010	1,889
Southern Co. (The)	56,798	2,935
WEC Energy Group, Inc.	17,338	1,371
Xcel Energy, Inc.	28,378	1,595
		43,243

Total Common Stocks (Identified Cost $206,888)		216,102

Total Long-Term Investments—98.9% (Identified Cost $206,888)		216,102

TOTAL INVESTMENTS—98.9% (Identified Cost $206,888)		$216,102
Other assets and liabilities, net—1.1%		2,335
NET ASSETS—100.0%		$218,437

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$216,102	$216,102
Total Investments	$216,102	$216,102
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—95.8%
Communication Services—6.4%
Alphabet, Inc. Class C (United States)(1)	8,871	$ 10,409
Tencent Holdings Ltd. (China)	63,646	2,927
Walt Disney Co. (The) (United States)	46,612	5,175
		18,511

Consumer Discretionary—17.8%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	27,610	5,037
Amazon.com, Inc. (United States)(1)	5,553	9,888
Booking Holdings, Inc. (Netherlands)(1)	3,262	5,692
Industria de Diseno Textil SA (Spain)	197,330	5,800
NIKE, Inc. Class B (United States)	60,731	5,114
O’Reilly Automotive, Inc. (United States)(1)	7,375	2,864
Paddy Power Betfair plc (Ireland)	65,263	5,033
Royal Caribbean Cruises Ltd. (United States)	30,586	3,506
Starbucks Corp. (United States)	50,469	3,752
TJX Cos., Inc. (The) (United States)	81,933	4,360
		51,046

Consumer Staples—18.1%
Alimentation Couche-Tard, Inc. Class B (Canada)	157,316	9,267
Ambev S.A. ADR (Brazil)	712,600	3,064
Anheuser-Busch InBev NV (Belgium)	70,204	5,887
Coca-Cola Co. (The) (United States)	124,424	5,831
Nestle S.A. Registered Shares (Switzerland)	71,396	6,804
PepsiCo, Inc. (United States)	48,094	5,894
Reckitt Benckiser Group plc (United Kingdom)	59,379	4,936
Unilever NV CVA (Netherlands)	178,952	10,394
		52,077

Financials—15.5%
Berkshire Hathaway, Inc. Class B (United States)(1)	35,742	7,180
	Shares	Value

Financials—continued
CME Group, Inc. (United States)	43,152	$ 7,102
HDFC Bank Ltd. (India)	327,299	10,956
HDFC Bank Ltd. ADR (India)	18,224	2,112
Housing Development Finance Corp., Ltd. (India)	304,110	8,641
M&T Bank Corp. (United States)	18,573	2,916
PNC Financial Services Group, Inc. (The) (United States)	23,056	2,828
Wells Fargo & Co. (United States)	60,092	2,904
		44,639

Health Care—11.7%
Becton, Dickinson & Co. (United States)	26,355	6,581
Fresenius SE & Co. KGaA (Germany)	66,285	3,700
Johnson & Johnson (United States)	28,864	4,035
Medtronic plc (United States)	93,793	8,543
UnitedHealth Group, Inc. (United States)	43,853	10,843
		33,702

Industrials—7.0%
Canadian National Railway Co. (Canada)	44,577	3,991
DCC plc (Ireland)	37,617	3,251
RELX plc (United Kingdom)	192,903	4,122
Safran SA (France)	63,685	8,733
		20,097

Information Technology—16.2%
Keyence Corp. (Japan)	6,010	3,740
Mastercard, Inc. Class A (United States)	48,725	11,472
Microsoft Corp. (United States)	78,071	9,208
SAP SE (Germany)	66,430	7,675
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	86,986	3,563
Visa, Inc. Class A (United States)	69,332	10,829
		46,487

	Shares	Value

Materials—1.3%
Martin Marietta Materials, Inc. (United States)	17,895	$ 3,600
Real Estate—1.8%
American Tower Corp. (United States)	26,318	5,186
Total Common Stocks (Identified Cost $196,657)		275,345

Total Long-Term Investments—95.8% (Identified Cost $196,657)		275,345

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(2)	792,533	793
Total Short-Term Investment (Identified Cost $793)		793

TOTAL INVESTMENTS—96.1% (Identified Cost $197,450)		$276,138
Other assets and liabilities, net—3.9%		11,153
NET ASSETS—100.0%		$287,291

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	55%
India	8
Netherlands	6
Canada	5
Germany	4
United Kingdom	3
France	3
Other	16
Total	100%
† % of total investments as of March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$275,345	$275,345
Money Market Mutual Fund	793	793
Total Investments	$276,138	$276,138
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
	Shares	Value
Preferred Stock—2.2%
Health Care—2.2%
Grifols SA (Preference Shares), Class B, 1.780% (Spain)	5,904	$ 117
Total Preferred Stock (Identified Cost $94)		117

Common Stocks—92.6%
Consumer Discretionary—10.3%
adidas AG (Germany)	304	74
Booking Holdings, Inc. (Netherlands)(1)	94	164
Brunello Cucinelli S.p.A (Italy)	269	9
Domino’s Pizza Group plc (United Kingdom)	15,628	49
Hermes International (France)	15	10
Industria de Diseno Textil SA (Spain)	3,095	91
LVMH Moet Hennessy Louis Vuitton SE (France)	174	64
Paddy Power Betfair plc (Ireland)	1,098	85
		546

Consumer Staples—24.7%
Anheuser-Busch InBev NV (Belgium)	2,046	171
Diageo plc (United Kingdom)	2,139	87
Heineken NV (Netherlands)	1,109	117
L’Oreal SA (France)	230	62
Nestle S.A. Registered Shares (Switzerland)	2,777	265
Pernod Ricard SA (France)	312	56
Philip Morris International, Inc. (United States)	1,608	142
Reckitt Benckiser Group plc (United Kingdom)	1,560	130
Unilever NV CVA (Netherlands)	4,785	278
		1,308

Financials—9.9%
ABN AMRO Group NV CVA 144A (Netherlands)(2)	2,228	50
AIB Group plc (Ireland)	10,657	48
Bankinter SA (Spain)(3)	6,074	46
Groupe Bruxelles Lambert SA (Belgium)	600	58
KBC Group NV (Belgium)	736	51
London Stock Exchange Group plc (United Kingdom)	2,098	130
	Shares	Value

Financials—continued
Pargesa Holding SA (Switzerland)	531	$ 42
Svenska Handelsbanken AB Class A (Sweden)(3)	3,139	33
Swedbank AB Class A (Sweden)(3)	1,259	18
UBS Group AG Registered Shares (Switzerland)	3,772	46
		522

Health Care—10.8%
Coloplast A/S Class B (Denmark)	799	88
EssilorLuxottica SA (France)	771	84
Eurofins Scientific SE (Luxembourg)(3)	174	72
Fresenius Medical Care AG & Co. KGaA (Germany)	989	80
Fresenius SE & Co. KGaA (Germany)	1,479	82
Medtronic plc (United States)	1,788	163
		569

Industrials—21.4%
Aena SME SA 144A (Spain)(2)	583	105
Ashtead Group plc (United Kingdom)	3,078	74
Bunzl plc (United Kingdom)	2,691	89
DCC plc (Ireland)	1,363	118
Kingspan Group plc (Ireland)	1,524	71
RELX plc (United Kingdom)	6,347	136
Rentokil Initial plc (United Kingdom)	19,551	90
Safran SA (France)	1,167	160
Teleperformance (France)	726	130
Vinci SA (France)	1,655	161
		1,134

Information Technology—10.3%
Accenture plc Class A (United States)	1,209	213
Amadeus IT Group SA (Spain)	1,263	101
SAP SE (Germany)	1,992	230
		544

Materials—4.3%
Air Liquide SA (France)	1,086	138
Sika AG Registered Shares (Switzerland)	636	89
		227

	Shares	Value

Real Estate—0.9%
Unibail-Rodamco-Westfield (Netherlands)(3)	292	$ 48
Total Common Stocks (Identified Cost $3,554)		4,898

Total Long-Term Investments—94.8% (Identified Cost $3,648)		5,015

Securities Lending Collateral—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(4)(5)	224,791	225
Total Securities Lending Collateral (Identified Cost $225)		225

TOTAL INVESTMENTS—99.1% (Identified Cost $3,873)		$5,240
Other assets and liabilities, net—0.9%		50
NET ASSETS—100.0%		$5,290

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $155 or 2.9% of net assets.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
France	17%
United Kingdom	15
United States	14
Netherlands	13
Germany	9
Spain	9
Switzerland	8
Other	15
Total	100%
† % of total investments as of March 31, 2019.
See Notes to Financial Statements.

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,898	$4,898
Preferred Stock	117	117
Securities Lending Collateral	225	225
Total Investments	$5,240	$5,240
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund
Assets
Investment in securities at value(1)	$ 91,291	$ 198,438	$ 44,251
Foreign currency at value(2)	—	67	54
Cash	279	6,677	1,354
Receivables
Investment securities sold	—	2,433	768
Fund shares sold	43	327	88
Dividends and interest	85	718	137
Tax reclaims	39	56	17
Prepaid trustee retainer	2	4	1
Prepaid expenses	37	48	21
Other assets	7	14	3
Total assets	91,783	208,782	46,694
Liabilities
Payables
Fund shares repurchased	11	281	6
Investment securities purchased	—	4,982	1,295
Investment advisory fees	50	119	31
Distribution and service fees	21	12	1
Administration and accounting fees	9	19	5
Transfer agent and sub-transfer agent fees and expenses	18	65	8
Professional fees	18	18	17
Trustee deferred compensation plan	7	14	3
Other accrued expenses	9	12	53
Total liabilities	143	5,522	1,419
Net Assets	$ 91,640	$ 203,260	$ 45,275
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 73,688	$ 168,743	$ 41,706
Accumulated earnings (loss)	17,952	34,517	3,569
Net Assets	$ 91,640	$ 203,260	$ 45,275
Net Assets:
Class A	$ 32,538	$ 18,974	$ 2,094
Class C	$ 16,538	$ 9,217	$ 839
Class I	$ 33,290	$ 172,415	$ 42,342
Class R6	$ 9,274	$ 2,654	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,125,143	592,791	274,368
Class C	1,084,360	298,899	110,152
Class I	2,173,153	5,469,891	5,565,767
Class R6	605,595	84,074	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 15.31	$ 32.01	$ 7.63
Class C	$ 15.25	$ 30.84	$ 7.62
Class I	$ 15.32	$ 31.52	$ 7.61
Class R6	$ 15.31	$ 31.56	$ —
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 16.24	$ 33.96	$ 8.10
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 74,309	$ 166,247	$ 37,849
(2) Foreign currency at cost	$ —	$ 67	$ 54
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Herzfeld Fund	Horizon Wealth Masters Fund	KAR Emerging Markets Small-Cap Fund
Assets
Investment in securities at value(1)(2)	$ 53,045	$ 58,510	$ 62,289
Foreign currency at value(3)	—	—	— (a)
Cash	1,933	129	188
Receivables
Investment securities sold	—	3,363	1,152
Fund shares sold	116	— (a)	2,118
Dividends and interest	97	56	157
Tax reclaims	—	1	1
Securities lending	2	14	—
Prepaid trustee retainer	1	1	2
Prepaid expenses	20	21	35
Other assets	4	4	7
Total assets	55,218	62,099	65,949
Liabilities
Payables
Fund shares repurchased	128	24	24
Investment securities purchased	52	3,232	13
Collateral on securities loaned	147	2,576	—
Investment advisory fees	46	28	70
Distribution and service fees	15	18	4
Administration and accounting fees	6	6	7
Transfer agent and sub-transfer agent fees and expenses	10	13	3
Professional fees	11	17	19
Trustee deferred compensation plan	4	4	5
Other accrued expenses	3	6	—
Total liabilities	422	5,924	145
Net Assets	$ 54,796	$ 56,175	$ 65,804
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 53,241	$ 45,518	$ 58,512
Accumulated earnings (loss)	1,555	10,657	7,292
Net Assets	$ 54,796	$ 56,175	$ 65,804
Net Assets:
Class A	$ 5,634	$ 15,898	$ 20,275
Class C	$ 16,660	$ 17,288	$ 466
Class I	$ 32,502	$ 22,989	$ 45,063
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	503,031	985,651	1,645,865
Class C	1,494,429	1,114,060	37,854
Class I	2,899,761	1,415,016	3,644,346
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.20	$ 16.13	$ 12.32
Class C	$ 11.15	$ 15.52	$ 12.30
Class I	$ 11.21	$ 16.25	$ 12.37
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Herzfeld Fund	Horizon Wealth Masters Fund	KAR Emerging Markets Small-Cap Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.88	$ 17.11	$ 13.07
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 51,213	$ 44,578	$ 56,120
(2) Market value of securities on loan	$ 144	$ 2,506	$ —
(3) Foreign currency at cost	$ —	$ —	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	KAR International Small-Cap Fund	Rampart Alternatives Diversifier Fund	Rampart Equity Trend Fund
Assets
Investment in unaffiliated securities at value(1)	$ 1,214,519	$ 20,644	$ 347,277
Investment in affiliated funds at value(2)	—	20,775	—
Foreign currency at value(3)	4,940	—	—
Cash	21,204	930	1,740
Receivables
Investment securities sold	293	—	18,560
Fund shares sold	8,727	22	23
Dividends and interest	3,491	16	323
Tax reclaims	102	—	—
Prepaid trustee retainer	23	1	7
Prepaid expenses	159	23	21
Other assets	86	3	26
Total assets	1,253,544	42,414	367,977
Liabilities
Payables
Fund shares repurchased	2,024	46	1,033
Investment securities purchased	30,552	—	15,507
Investment advisory fees	998	—	300
Distribution and service fees	43	7	166
Administration and accounting fees	111	5	33
Transfer agent and sub-transfer agent fees and expenses	175	10	99
Professional fees	15	14	15
Trustee deferred compensation plan	86	3	26
Other accrued expenses	22	3	34
Total liabilities	34,026	88	17,213
Net Assets	$ 1,219,518	$ 42,326	$ 350,764
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,186,239	$ 62,381	$ 762,820
Accumulated earnings (loss)	33,279	(20,055)	(412,056)
Net Assets	$ 1,219,518	$ 42,326	$ 350,764
Net Assets:
Class A	$ 59,568	$ 13,482	$ 95,113
Class C	$ 37,252	$ 5,169	$ 169,546
Class I	$ 1,091,307	$ 23,675	$ 85,533
Class R6	$ 31,391	$ —	$ 572
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,511,272	1,193,765	6,585,542
Class C	2,229,079	457,985	12,305,966
Class I	64,097,682	2,104,235	5,849,937
Class R6	1,842,800	—	39,325
Net Asset Value and Redemption Price Per Share:
Class A	$ 16.96	$ 11.29	$ 14.44
Class C	$ 16.71	$ 11.29	$ 13.78
Class I	$ 17.03	$ 11.25	$ 14.62
Class R6	$ 17.03	$ —	$ 14.56
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	KAR International Small-Cap Fund	Rampart Alternatives Diversifier Fund	Rampart Equity Trend Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.99	$ 11.98	$ 15.32
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in unaffiliated securities at cost	$ 1,192,419	$ 18,777	$ 325,636
(2) Investment in affiliated funds at cost	$ —	$ 14,425	$ —
(3) Foreign currency at cost	$ 4,937	$ —	$ —
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Rampart Multi-Asset Trend Fund	Rampart Sector Trend Fund	Vontobel Global Opportunities Fund
Assets
Investment in securities at value(1)	$ 57,424	$ 216,102	$ 276,138
Foreign currency at value(2)	—	—	12
Cash	429	1,180	7,101
Receivables
Investment securities sold	3,224	12,928	4,692
Fund shares sold	14	193	304
Dividends and interest	19	216	167
Tax reclaims	—	—	262
Prepaid trustee retainer	1	4	4
Prepaid expenses	31	19	33
Other assets	4	16	18
Total assets	61,146	230,658	288,731
Liabilities
Payables
Fund shares repurchased	101	848	347
Investment securities purchased	2,846	11,114	493
Foreign capital gains tax	—	—	162
Investment advisory fees	50	83	182
Distribution and service fees	31	73	47
Administration and accounting fees	6	21	12
Transfer agent and sub-transfer agent fees and expenses	15	28	39
Professional fees	14	17	32
Trustee deferred compensation plan	4	16	18
Other accrued expenses	6	21	108
Total liabilities	3,073	12,221	1,440
Net Assets	$ 58,073	$ 218,437	$ 287,291
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 76,826	$ 222,778	$ 208,738
Accumulated earnings (loss)	(18,753)	(4,341)	78,553
Net Assets	$ 58,073	$ 218,437	$ 287,291
Net Assets:
Class A	$ 13,528	$ 98,748	$ 102,584
Class C	$ 32,387	$ 61,817	$ 28,858
Class I	$ 12,158	$ 57,872	$ 101,469
Class R6	$ —	$ —	$ 54,380
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,222,462	7,760,398	6,736,575
Class C	3,038,930	4,930,753	2,275,074
Class I	1,091,567	4,560,206	6,662,776
Class R6	—	—	3,569,007
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.07	$ 12.72	$ 15.23
Class C	$ 10.66	$ 12.54	$ 12.68
Class I	$ 11.14	$ 12.69	$ 15.23
Class R6	$ —	$ —	$ 15.24
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
	Rampart Multi-Asset Trend Fund	Rampart Sector Trend Fund	Vontobel Global Opportunities Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.75	$ 13.50	$ 16.16
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 54,544	$ 206,888	$ 197,450
(2) Foreign currency at cost	$ —	$ —	$ 12
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Vontobel Greater European Opportunities Fund
Assets
Investment in securities at value(1)(2)	$ 5,240
Foreign currency at value(3)	2
Cash	195
Receivables
Investment securities sold	— (a)
Fund shares sold	— (a)
Receivable from adviser	3
Dividends and interest	10
Tax reclaims	74
Securities lending	— (a)
Prepaid trustee retainer	— (a)
Prepaid expenses	31
Other assets	— (a)
Total assets	5,555
Liabilities
Payables
Fund shares repurchased	18
Collateral on securities loaned	225
Distribution and service fees	1
Administration and accounting fees	1
Transfer agent and sub-transfer agent fees and expenses	2
Professional fees	14
Trustee deferred compensation plan	— (a)
Other accrued expenses	4
Total liabilities	265
Net Assets	$ 5,290
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 3,622
Accumulated earnings (loss)	1,668
Net Assets	$ 5,290
Net Assets:
Class A	$ 2,285
Class C	$ 801
Class I	$ 2,204
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	211,296
Class C	76,063
Class I	204,097
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.81
Class C	$ 10.53
Class I	$ 10.80
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Vontobel Greater European Opportunities Fund
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.47
Maximum Sales Charge - Class A	5.75%
(1) Investment in securities at cost	$ 3,873
(2) Market value of securities on loan	$ 213
(3) Foreign currency at cost	$ 2

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund
Investment Income
Dividends	$1,328	$ 2,952	$ 657
Interest	14	10	4
Foreign taxes withheld	(101)	(133)	(70)
Total investment income	1,241	2,829	591
Expenses
Investment advisory fees	283	777	211
Distribution and service fees, Class A	39	21	2
Distribution and service fees, Class C	83	45	4
Administration and accounting fees	50	100	22
Transfer agent fees and expenses	19	39	9
Sub-transfer agent fees and expenses, Class A	13	108	1
Sub-transfer agent fees and expenses, Class C	7	6	— (1)
Sub-transfer agent fees and expenses, Class I	14	79	19
Custodian fees	1	1	—
Printing fees and expenses	6	10	3
Professional fees	12	14	12
Registration fees	26	32	24
Trustees’ fees and expenses	4	7	2
Miscellaneous expenses	6	8	2
Total expenses	563	1,247	311
Less expenses reimbursed and/or waived by investment adviser(2)	—	(134)	(41)
Less low balance account fees	— (1)	—	—
Net expenses	563	1,113	270
Net investment income (loss)	678	1,716	321
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,621	2,758	1,130
Foreign currency transactions	— (1)	(1)	— (1)
Net change in unrealized appreciation (depreciation) from:
Investments	7,010	9,332	1,553
Foreign currency transactions	(1)	— (1)	— (1)
Net realized and unrealized gain (loss) on investments	8,630	12,089	2,683
Net increase (decrease) in net assets resulting from operations	$9,308	$13,805	$3,004

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
	Herzfeld Fund	Horizon Wealth Masters Fund	KAR Emerging Markets Small-Cap Fund
Investment Income
Dividends	$ 1,618	$ 401	$1,625
Interest	8	—	72
Security lending, net of fees	38	81	—
Foreign taxes withheld	—	(1)	(38)
Total investment income	1,664	481	1,659
Expenses
Investment advisory fees	280	247	347
Distribution and service fees, Class A	7	20	16
Distribution and service fees, Class C	85	88	2
Administration and accounting fees	34	35	35
Transfer agent fees and expenses	12	13	12
Sub-transfer agent fees and expenses, Class A	2	7	8
Sub-transfer agent fees and expenses, Class C	8	8	— (1)
Sub-transfer agent fees and expenses, Class I	10	11	15
Custodian fees	— (1)	3	—
Printing fees and expenses	4	4	3
Professional fees	8	11	15
Interest expense	—	—	4
Registration fees	22	22	22
Trustees’ fees and expenses	2	3	1
Miscellaneous expenses	4	4	3
Total expenses	478	476	483
Less expenses reimbursed and/or waived by investment adviser(2)	(8)	(78)	— (1)
Less low balance account fees	—	— (1)	—
Plus expenses recaptured	—	—	2
Net expenses	470	398	485
Net investment income (loss)	1,194	83	1,174
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,573)	705	207
Foreign currency transactions	—	—	(4)
Capital gain received from investments in underlying funds	861	—	—
Net change in unrealized appreciation (depreciation) from:
Investments	(2,164)	(6,183)	5,296
Foreign currency transactions	—	—	— (1)
Net realized and unrealized gain (loss) on investments	(2,876)	(5,478)	5,499
Net increase (decrease) in net assets resulting from operations	$(1,682)	$(5,395)	$6,673

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
	KAR International Small-Cap Fund	Rampart Alternatives Diversifier Fund	Rampart Equity Trend Fund
Investment Income
Dividends	$24,279	$ 226	$ 2,010
Dividends from affiliated fund	—	470	—
Interest	699	98	1,345
Foreign taxes withheld	(476)	—	—
Total investment income	24,502	794	3,355
Expenses
Investment advisory fees	4,928	—	1,860
Distribution and service fees, Class A	63	14	121
Distribution and service fees, Class C	170	37	915
Administration and accounting fees	521	25	198
Transfer agent fees and expenses	211	9	95
Sub-transfer agent fees and expenses, Class A	25	6	43
Sub-transfer agent fees and expenses, Class C	15	4	76
Sub-transfer agent fees and expenses, Class I	414	12	44
Custodian fees	8	—	2
Printing fees and expenses	72	4	22
Professional fees	17	8	13
Registration fees	74	24	32
Trustees’ fees and expenses	33	2	17
Miscellaneous expenses	14	3	27
Total expenses	6,565	148	3,465
Less low balance account fees	—	— (1)	— (1)
Net expenses	6,565	148	3,465
Net investment income (loss)	17,937	646	(110)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(4,665)	(107)	48,915
Affiliated fund	—	(44)	—
Foreign currency transactions	(28)	—	—
Capital gain received from investments in affiliated funds	—	577	—
Net change in unrealized appreciation (depreciation) from:
Unaffiliated investments	710	(1,620)	(87,696)
Affiliated fund	—	357	—
Foreign currency transactions	(80)	—	—
Net realized and unrealized gain (loss) on investments	(4,063)	(837)	(38,781)
Net increase (decrease) in net assets resulting from operations	$13,874	$ (191)	$(38,891)

(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
	Rampart Multi-Asset Trend Fund	Rampart Sector Trend Fund	Vontobel Global Opportunities Fund
Investment Income
Dividends	$ 446	$ 2,273	$1,294
Interest	183	463	12
Security lending, net of fees	—	—	3
Foreign taxes withheld	—	—	(50)
Total investment income	629	2,736	1,259
Expenses
Investment advisory fees	311	507	926
Distribution and service fees, Class A	17	115	130
Distribution and service fees, Class C	174	360	145
Administration and accounting fees	37	122	118
Transfer agent fees and expenses	16	53	52
Sub-transfer agent fees and expenses, Class A	6	23	27
Sub-transfer agent fees and expenses, Class C	15	27	12
Sub-transfer agent fees and expenses, Class I	6	20	37
Custodian fees	2	6	4
Printing fees and expenses	5	13	11
Professional fees	11	12	15
Registration fees	23	24	35
Trustees’ fees and expenses	3	10	8
Miscellaneous expenses	6	19	24
Total expenses	632	1,311	1,544
Less expenses reimbursed and/or waived by investment adviser(1)	—	—	(48)
Less low balance account fees	— (2)	— (2)	(2)
Net expenses	632	1,311	1,494
Net investment income (loss)	(3)	1,425	(235)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,112	12,150	1,822 (3)
Foreign currency transactions	—	—	(17)
Net change in unrealized appreciation (depreciation) from:
Investments	(3,396)	(30,899)	1,562 (4)
Foreign currency transactions	—	—	6
Net realized and unrealized gain (loss) on investments	(1,284)	(18,749)	3,373
Net increase (decrease) in net assets resulting from operations	$(1,287)	$(17,324)	$3,138

(1)	See Note 4D in the Notes to Financial Statements.
(2)	Amount is less than $500.
(3)	Includes foreign capital gains tax paid of $(2).
(4)	Includes net of foreign capital gains tax accrued of $(162).
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
Vontobel Greater European Opportunities Fund
Investment Income
Dividends	$ 44
Interest	— (1)
Security lending, net of fees	— (1)
Foreign taxes withheld	(4)
Total investment income	40
Expenses
Investment advisory fees	26
Distribution and service fees, Class A	3
Distribution and service fees, Class C	6
Administration and accounting fees	8
Transfer agent fees and expenses	1
Sub-transfer agent fees and expenses, Class A	2
Sub-transfer agent fees and expenses, Class C	1
Sub-transfer agent fees and expenses, Class I	1
Custodian fees	1
Printing fees and expenses	1
Professional fees	12
Registration fees	21
Trustees’ fees and expenses	— (1)
Miscellaneous expenses	2
Total expenses	85
Less expenses reimbursed and/or waived by investment adviser	(40)
Net expenses	45
Net investment income (loss)	(5)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	410
Foreign currency transactions	— (1)
Net change in unrealized appreciation (depreciation) from:
Investments	(862)
Foreign currency transactions	(1)
Net realized and unrealized gain (loss) on investments	(453)
Net increase (decrease) in net assets resulting from operations	$(458)

(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 678	$ 1,994	$ 1,716	$ 4,925
Net realized gain (loss)	1,621	3,834	2,757	3,470
Net change in unrealized appreciation (depreciation)	7,009	(6,964)	9,332	4,685
Increase (decrease) in net assets resulting from operations	9,308	(1,136)	13,805	13,080
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(1,472)	(1,072) (1)	(245)	(366) (1)
Class C	(741)	(490) (1)	(192)	(174) (1)
Class I	(1,426)	(1,448) (1)	(4,838)	(3,322) (1)
Class R6	(412)	(174) (1)	(62)	(171) (1)
Dividends and Distributions to Shareholders	(4,051)	(3,184)	(5,337)	(4,033)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,672)	(3,553)	(1,445)	(5,316)
Class C	(2,324)	(6,325)	(765)	(1,680)
Class I	692	(24,109)	19,686	(16,015)
Class R6	(2,800)	11,888	(3,993)	(1,619)
Increase (decrease) in net assets from capital transactions	(6,104)	(22,099)	13,483	(24,630)
Net increase (decrease) in net assets	(847)	(26,419)	21,951	(15,583)
Net Assets
Beginning of period	92,487	118,906	181,309	196,892
End of Period	$ 91,640	$ 92,487	$ 203,260	$ 181,309
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (6)	N/A	$ 3,839

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (697)	$ (323)
Class C	(254)	(154)
Class I	(904)	(3,038)
Class R6	(173)	(157)
Net realized gains:
Class A	(375)	(43)
Class C	(236)	(20)
Class I	(544)	(284)
Class R6	(1)	(14)
Total	$ (3,184)	$ (4,033)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps International Real Estate Securities Fund		Herzfeld Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 321	$ 1,265	$ 1,194	$ 1,312
Net realized gain (loss)	1,130	2,007	(712)	5,182
Net change in unrealized appreciation (depreciation)	1,553	(1,193)	(2,164)	(2,017)
Increase (decrease) in net assets resulting from operations	3,004	2,079	(1,682)	4,477
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(70)	(41) (1)	(465)	(236) (1)
Class C	(28)	(9) (1)	(1,458)	(411) (1)
Class I	(1,553)	(500) (1)	(3,042)	(1,211) (1)
Dividends and Distributions to Shareholders	(1,651)	(550)	(4,965)	(1,858)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(110)	(528)	71	(2,309)
Class C	(130)	(90)	(530)	(679)
Class I	1,080	17,135	(397)	(1,270)
Increase (decrease) in net assets from capital transactions	840	16,517	(856)	(4,258)
Net increase (decrease) in net assets	2,193	18,046	(7,503)	(1,639)
Net Assets
Beginning of period	43,082	25,036	62,299	63,938
End of Period	$ 45,275	$ 43,082	$ 54,796	$ 62,299
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 733	N/A	$ 79

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (41)	$ (181)
Class C	(9)	(310)
Class I	(500)	(1,011)
Net realized gains:
Class A	—	(55)
Class C	—	(101)
Class I	—	(200)
Total	$ (550)	$ (1,858)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Horizon Wealth Masters Fund		KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 83	$ (119)	$ 1,174	$ 213
Net realized gain (loss)	705	5,266	203	212
Net change in unrealized appreciation (depreciation)	(6,183)	2,266	5,296	(90)
Increase (decrease) in net assets resulting from operations	(5,395)	7,413	6,673	335
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(1,150)	(170) (1)	(30)	(7) (1)
Class C	(1,290)	(182) (1)	—	—
Class I	(1,724)	(247) (1)	(172)	(102) (1)
Dividends and Distributions to Shareholders	(4,164)	(599)	(202)	(109)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(404)	(3,701)	13,482	2,998
Class C	(272)	(2,929)	80	24
Class I	(2,060)	(4,312)	12,125	19,761
Increase (decrease) in net assets from capital transactions	(2,736)	(10,942)	25,687	22,783
Net increase (decrease) in net assets	(12,295)	(4,128)	32,158	23,009
Net Assets
Beginning of period	68,470	72,598	33,646	10,637
End of Period	$ 56,175	$ 68,470	$ 65,804	$ 33,646
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (5)	N/A	$ 192

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ —	$ (7)
Class I	—	(102)
Net realized gains:
Class A	(170)	—
Class C	(182)	—
Class I	(247)	—
Total	$ (599)	$ (109)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Cap Fund		Rampart Alternatives Diversifier Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 17,937	$ 5,736	$ 646	$ 425
Net realized gain (loss)	(4,693)	6,223	426	1,853
Net change in unrealized appreciation (depreciation)	630	(3,949)	(1,263)	229
Increase (decrease) in net assets resulting from operations	13,874	8,010	(191)	2,507
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(477)	(336) (1)	(216)	(109) (1)
Class C	(225)	(208) (1)	(73)	(71) (1)
Class I	(10,947)	(3,359) (1)	(601)	(214) (1)
Class R6	(400)	(839) (1)	—	—
Dividends and Distributions to Shareholders	(12,049)	(4,742)	(890)	(394)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	11,733	29,130	3,224	(1,342)
Class C	1,641	22,067	(4,364)	(3,979)
Class I	312,994	597,500	4,026	(653)
Class R6	(38,272)	32,554	—	—
Increase (decrease) in net assets from capital transactions	288,096	681,251	2,886	(5,974)
Net increase (decrease) in net assets	289,921	684,519	1,805	(3,861)
Net Assets
Beginning of period	929,597	245,078	40,521	44,382
End of Period	$ 1,219,518	$ 929,597	$ 42,326	$ 40,521
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 4,388	N/A	$ 290

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (117)	$ (109)
Class C	(42)	(71)
Class I	(1,302)	(214)
Class R6	(337)	—
Net realized gains:
Class A	(219)	—
Class C	(166)	—
Class I	(2,057)	—
Class R6	(502)	—
Total	$ (4,742)	$ (394)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Rampart Equity Trend Fund		Rampart Multi-Asset Trend Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (110)	$ (1,036)	$ (3)	$ 227
Net realized gain (loss)	48,915	62,877	2,112	4,913
Net change in unrealized appreciation (depreciation)	(87,696)	12,227	(3,396)	(2,296)
Increase (decrease) in net assets resulting from operations	(38,891)	74,068	(1,287)	2,844
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	—	—	(24)	—
Class I	—	—	(61)	—
Dividends and Distributions to Shareholders	—	—	(85)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(5,455)	(43,609)	(979)	(4,030)
Class C	(29,144)	(73,514)	(6,474)	(12,942)
Class I	(15,807)	(56,832)	(2,762)	(2,920)
Class R6	—	353	—	—
Increase (decrease) in net assets from capital transactions	(50,406)	(173,602)	(10,215)	(19,892)
Net increase (decrease) in net assets	(89,297)	(99,534)	(11,587)	(17,048)
Net Assets
Beginning of period	440,061	539,595	69,660	86,708
End of Period	$ 350,764	$ 440,061	$ 58,073	$ 69,660
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (814)	N/A	$ 79
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Rampart Sector Trend Fund		Vontobel Global Opportunities Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 1,425	$ 1,363	$ (235)	$ 311
Net realized gain (loss)	12,150	37,146	1,805	20,844
Net change in unrealized appreciation (depreciation)	(30,899)	(5,473)	1,568	2,604
Increase (decrease) in net assets resulting from operations	(17,324)	33,036	3,138	23,759
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(859)	(902) (1)	(9,904)	(6,247) (1)
Class C	(63)	(24) (1)	(3,484)	(2,000) (1)
Class I	(778)	(790) (1)	(7,873)	(4,710) (1)
Class R6	—	—	(42)	—
Dividends and Distributions to Shareholders	(1,700)	(1,716)	(21,303)	(12,957)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	9,953	(15,737)	7,074	(14,507)
Class C	(19,528)	(29,070)	514	923
Class I	3,269	(19,857)	27,084	536
Class R6	—	—	53,185	407
Increase (decrease) in net assets from capital transactions	(6,306)	(64,664)	87,857	(12,641)
Net increase (decrease) in net assets	(25,330)	(33,344)	69,692	(1,839)
Net Assets
Beginning of period	243,767	277,111	217,599	219,438
End of Period	$ 218,437	$ 243,767	$ 287,291	$ 217,599
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 575	N/A	$ 178

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (902)	$ (7)
Class C	(24)	—
Class I	(790)	(256)
Net realized gains:
Class A	—	(6,240)
Class C	—	(2,000)
Class I	—	(4,454)
Total	$ (1,716)	$ (12,957)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (5)	$ 63
Net realized gain (loss)	410	2,205
Net change in unrealized appreciation (depreciation)	(863)	(2,206)
Increase (decrease) in net assets resulting from operations	(458)	62
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(723)	(479) (1)
Class C	(365)	(237) (1)
Class I	(594)	(587) (1)
Dividends and Distributions to Shareholders	(1,682)	(1,303)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(72)	(449)
Class C	(535)	(114)
Class I	301	(6,714)
Increase (decrease) in net assets from capital transactions	(306)	(7,277)
Net increase (decrease) in net assets	(2,446)	(8,518)
Net Assets
Beginning of period	7,736	16,254
End of Period	$ 5,290	$ 7,736
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 47

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (58)
Class C	(17)
Class I	(84)
Net realized gains:
Class A	(421)
Class C	(220)
Class I	(503)
Total	$ (1,303)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/18 to 3/31/19(6)	$14.45	0.11	—	1.44	1.55	(0.14)	(0.55)	(0.69)	0.86	$15.31	11.25%	$ 32,538	1.27%	1.27%	1.58%	7%
10/1/17 to 9/30/18	15.00	0.28	—	(0.39)	(0.11)	(0.29)	(0.15)	(0.44)	(0.55)	14.45	(0.75)	32,466	1.25	1.25	1.91	36
10/1/16 to 9/30/17	14.22	0.29	—	1.15	1.44	(0.28)	(0.38)	(0.66)	0.78	15.00	10.70 (7)	37,401	1.29 (7)	1.30	2.04 (7)	56
10/1/15 to 9/30/16	13.62	0.29	—	1.54	1.83	(0.33)	(0.90)	(1.23)	0.60	14.22	14.79	51,148	1.34 (8)	1.34	2.16	17
10/1/14 to 9/30/15	15.38	0.36	—	(1.60)	(1.24)	(0.39)	(0.13)	(0.52)	(1.76)	13.62	(8.27)	60,744	1.22	1.22	2.38	27
10/1/13 to 9/30/14	13.94	0.71	—	1.40	2.11	(0.67)	—	(0.67)	1.44	15.38	15.21	60,673	1.29	1.29	4.69	24
Class C
10/1/18 to 3/31/19(6)	$14.39	0.06	—	1.43	1.49	(0.08)	(0.55)	(0.63)	0.86	$15.25	10.88%	$ 16,538	2.02%	2.02%	0.84%	7%
10/1/17 to 9/30/18	14.94	0.17	—	(0.39)	(0.22)	(0.18)	(0.15)	(0.33)	(0.55)	14.39	(1.54)	17,972	2.00	2.00	1.16	36
10/1/16 to 9/30/17	14.17	0.18	—	1.14	1.32	(0.17)	(0.38)	(0.55)	0.77	14.94	9.84 (7)	25,144	2.04 (7)	2.05	1.30 (7)	56
10/1/15 to 9/30/16	13.57	0.19	—	1.53	1.72	(0.22)	(0.90)	(1.12)	0.60	14.17	13.94	29,616	2.08 (8)	2.08	1.42	17
10/1/14 to 9/30/15	15.33	0.25	—	(1.59)	(1.34)	(0.29)	(0.13)	(0.42)	(1.76)	13.57	(8.94)	41,039	1.97	1.97	1.66	27
10/1/13 to 9/30/14	13.90	0.58	—	1.41	1.99	(0.56)	—	(0.56)	1.43	15.33	14.37	26,322	2.04	2.04	3.82	24
Class I
10/1/18 to 3/31/19(6)	$14.45	0.13	—	1.44	1.57	(0.15)	(0.55)	(0.70)	0.87	$15.32	11.45%	$ 33,290	1.03%	1.03%	1.85%	7%
10/1/17 to 9/30/18	15.00	0.31	—	(0.38)	(0.07)	(0.33)	(0.15)	(0.48)	(0.55)	14.45	(0.52)	30,488	1.01	1.01	2.12	36
10/1/16 to 9/30/17	14.23	0.33	—	1.14	1.47	(0.32)	(0.38)	(0.70)	0.77	15.00	10.92 (7)	56,361	1.04 (7)	1.04	2.29 (7)	56
10/1/15 to 9/30/16	13.63	0.32	—	1.54	1.86	(0.36)	(0.90)	(1.26)	0.60	14.23	15.07	41,056	1.08 (8)	1.08	2.37	17
10/1/14 to 9/30/15	15.38	0.39	—	(1.58)	(1.19)	(0.43)	(0.13)	(0.56)	(1.75)	13.63	(7.98)	50,522	0.97	0.97	2.61	27
10/1/13 to 9/30/14	13.94	0.74	—	1.41	2.15	(0.71)	—	(0.71)	1.44	15.38	15.49	55,557	1.04	1.04	4.87	24
Class R6
10/1/18 to 3/31/19(6)	$14.45	0.13	—	1.44	1.57	(0.16)	(0.55)	(0.71)	0.86	$15.31	11.43%	$ 9,274	0.93%	0.93%	1.84%	7%
1/30/18 (9) to 9/30/18	15.06	0.23	—	(0.60)	(0.37)	(0.24)	—	(0.24)	(0.61)	14.45	(2.44)	11,561	0.93	0.93	2.41	36 (10)

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/18 to 3/31/19(6)	$30.30	0.25	—	1.91	2.16	(0.44)	(0.01)	(0.45)	1.71	$32.01	7.26%	$ 18,974	1.40%	2.61%	1.70%	20%
10/1/17 to 9/30/18	28.64	0.74	—	1.38	2.12	(0.40)	(0.06)	(0.46)	1.66	30.30	7.48	19,470	1.40	2.51	2.53	41
10/1/16 to 9/30/17	28.97	0.39	—	0.07	0.46	(0.72)	(0.07)	(0.79)	(0.33)	28.64	1.82	23,626	1.40	1.68	1.41	36
10/1/15 to 9/30/16	26.19	0.40	—	3.12	3.52	(0.33)	(0.41)	(0.74)	2.78	28.97	13.75	68,087	1.41 (8)	1.54	1.45	22
10/1/14 to 9/30/15	25.18	0.66	—	1.08	1.74	(0.64)	(0.09)	(0.73)	1.01	26.19	6.83	36,315	1.40	1.50	2.45	27
10/1/13 to 9/30/14	23.14	0.38	—	2.19	2.57	(0.36)	(0.17)	(0.53)	2.04	25.18	11.36	21,502	1.40	1.57	1.52	29
Class C
10/1/18 to 3/31/19(6)	$29.50	0.13	—	1.83	1.96	(0.61)	(0.01)	(0.62)	1.34	$30.84	6.86%	$ 9,217	2.15%	2.21%	0.91%	20%
10/1/17 to 9/30/18	28.12	0.50	—	1.36	1.86	(0.42)	(0.06)	(0.48)	1.38	29.50	6.68	9,580	2.15	2.21	1.73	41
10/1/16 to 9/30/17	28.41	0.23	—	0.02	0.25	(0.47)	(0.07)	(0.54)	(0.29)	28.12	1.06	10,771	2.15	2.31	0.86	36
10/1/15 to 9/30/16	25.71	0.20	—	3.06	3.26	(0.15)	(0.41)	(0.56)	2.70	28.41	12.89	13,560	2.16 (8)	2.29	0.73	22
10/1/14 to 9/30/15	24.77	0.45	—	1.07	1.52	(0.49)	(0.09)	(0.58)	0.94	25.71	6.07	8,421	2.15	2.26	1.68	27
10/1/13 to 9/30/14	22.78	0.22	—	2.13	2.35	(0.19)	(0.17)	(0.36)	1.99	24.77	10.51	5,850	2.15	2.32	0.92	29
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class I
10/1/18 to 3/31/19(6)	$30.33	0.29	—	1.84	2.13	(0.93)	(0.01)	(0.94)	1.19	$31.52	7.39%	$ 172,415	1.15%	1.19%	1.96%	20%
10/1/17 to 9/30/18	28.77	0.80	—	1.39	2.19	(0.57)	(0.06)	(0.63)	1.56	30.33	7.70	145,648	1.15	1.19	2.72	41
10/1/16 to 9/30/17	29.19	0.54	—	(0.02)	0.52	(0.87)	(0.07)	(0.94)	(0.42)	28.77	2.02	154,704	1.15	1.31	1.93	36
10/1/15 to 9/30/16	26.37	0.51	—	3.11	3.62	(0.39)	(0.41)	(0.80)	2.82	29.19	14.06	114,428	1.16 (8)	1.29	1.79	22
10/1/14 to 9/30/15	25.33	0.73	—	1.10	1.83	(0.70)	(0.09)	(0.79)	1.04	26.37	7.11	32,659	1.15	1.25	2.69	27
10/1/13 to 9/30/14	23.28	0.41	—	2.22	2.63	(0.41)	(0.17)	(0.58)	2.05	25.33	11.60	26,985	1.15	1.32	1.65	29
Class R6
10/1/18 to 3/31/19(6)	$30.37	0.23	—	1.93	2.16	(0.96)	(0.01)	(0.97)	1.19	$31.56	7.49%	$ 2,654	0.95%	1.08%	1.58%	20%
10/1/17 to 9/30/18	28.79	0.86	—	1.38	2.24	(0.60)	(0.06)	(0.66)	1.58	30.37	7.90	6,611	1.00 (11)	1.09	2.92	41
11/3/16 (9) to 9/30/17	26.78	0.50	—	2.47	2.97	(0.89)	(0.07)	(0.96)	2.01	28.79	11.39	7,791	1.04	1.12	1.92	36 (10)

Duff & Phelps International Real Estate Securities Fund
Class A
10/1/18 to 3/31/19(6)	$ 7.41	0.05	—	0.44	0.49	(0.27)	—	(0.27)	0.22	$ 7.63	7.02%	$ 2,094	1.50%	1.71%	1.30%	18%
10/1/17 to 9/30/18	6.93	0.30	—	0.30	0.60	(0.12)	—	(0.12)	0.48	7.41	8.72	2,145	1.50	1.85	4.07	38
10/1/16 to 9/30/17	7.25	0.13	—	(0.01)	0.12	(0.44)	—	(0.44)	(0.32)	6.93	2.53	2,506	1.50	1.99	1.94	24
10/1/15 to 9/30/16	6.63	0.11	—	0.58	0.69	(0.07)	—	(0.07)	0.62	7.25	10.47	8,680	1.51 (8)	1.91	1.60	26
10/1/14 to 9/30/15	7.03	0.28	—	(0.21)	0.07	(0.47)	—	(0.47)	(0.40)	6.63	0.94	12,415	1.50	1.78	4.09	27
10/1/13 to 9/30/14	6.61	0.16	—	0.39	0.55	(0.13)	—	(0.13)	0.42	7.03	8.61	11,257	1.50	1.73	2.38	32
Class C
10/1/18 to 3/31/19(6)	$ 7.38	0.02	—	0.44	0.46	(0.22)	—	(0.22)	0.24	$ 7.62	6.64%	$ 839	2.25%	2.45%	0.51%	18%
10/1/17 to 9/30/18	6.89	0.25	—	0.30	0.55	(0.06)	—	(0.06)	0.49	7.38	7.97	945	2.25	2.59	3.35	38
10/1/16 to 9/30/17	7.21	0.09	—	(0.02)	0.07	(0.39)	—	(0.39)	(0.32)	6.89	1.72	957	2.25	2.73	1.32	24
10/1/15 to 9/30/16	6.59	0.07	—	0.57	0.64	(0.02)	—	(0.02)	0.62	7.21	9.69	2,006	2.26 (8)	2.68	0.97	26
10/1/14 to 9/30/15	6.97	0.23	—	(0.20)	0.03	(0.41)	—	(0.41)	(0.38)	6.59	0.29	2,226	2.25	2.52	3.36	27
10/1/13 to 9/30/14	6.56	0.12	—	0.38	0.50	(0.09)	—	(0.09)	0.41	6.97	7.75	2,553	2.25	2.48	1.68	32
Class I
10/1/18 to 3/31/19(6)	$ 7.40	0.06	—	0.44	0.50	(0.29)	—	(0.29)	0.21	$ 7.61	7.16%	$ 42,342	1.25%	1.44%	1.56%	18%
10/1/17 to 9/30/18	6.94	0.28	—	0.34	0.62	(0.16)	—	(0.16)	0.46	7.40	9.03	39,992	1.25	1.53	3.74	38
10/1/16 to 9/30/17	7.26	0.16	—	(0.03)	0.13	(0.45)	—	(0.45)	(0.32)	6.94	2.79	21,573	1.25	1.72	2.45	24
10/1/15 to 9/30/16	6.64	0.14	—	0.56	0.70	(0.08)	—	(0.08)	0.62	7.26	10.72	24,348	1.26 (8)	1.68	1.98	26
10/1/14 to 9/30/15	7.03	0.30	—	(0.20)	0.10	(0.49)	—	(0.49)	(0.39)	6.64	1.31	24,999	1.25	1.52	4.36	27
10/1/13 to 9/30/14	6.61	0.18	—	0.39	0.57	(0.15)	—	(0.15)	0.42	7.03	8.87	28,738	1.25	1.48	2.64	32
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Herzfeld Fund
Class A
10/1/18 to 3/31/19(6)	$12.64	0.25	0.17	(0.82)	(0.40)	(0.17)	(0.87)	(1.04)	(1.44)	$11.20	(2.04) %	$ 5,634	1.60%	1.63%	4.42%	25%
10/1/17 to 9/30/18	12.15	0.26	0.31	0.28	0.85	(0.29)	(0.07)	(0.36)	0.49	12.64	7.06	6,198	1.60	1.62	2.11	69
10/1/16 to 9/30/17	10.92	0.27	0.22	1.10	1.59	(0.36)	—	(0.36)	1.23	12.15	14.78	8,146	1.59	1.67	2.39	44
10/1/15 to 9/30/16	9.91	0.34	—	1.20	1.54	(0.43)	(0.10)	(0.53)	1.01	10.92	16.04	11,060	1.61 (8)	1.74	3.33	53
10/1/14 to 9/30/15	11.37	0.35	—	(1.12)	(0.77)	(0.37)	(0.32)	(0.69)	(1.46)	9.91	(7.17)	8,324	1.60	1.73	3.20	57
10/1/13 to 9/30/14	10.45	0.34	—	1.02	1.36	(0.36)	(0.08)	(0.44)	0.92	11.37	13.21	9,212	1.60	1.93	3.04	53
Class C
10/1/18 to 3/31/19(6)	$12.59	0.20	0.17	(0.81)	(0.44)	(0.13)	(0.87)	(1.00)	(1.44)	$11.15	(2.43) %	$ 16,660	2.35%	2.40%	3.64%	25%
10/1/17 to 9/30/18	12.10	0.16	0.29	0.31	0.76	(0.20)	(0.07)	(0.27)	0.49	12.59	6.31	19,231	2.35	2.36	1.32	69
10/1/16 to 9/30/17	10.88	0.18	0.19	1.13	1.50	(0.28)	—	(0.28)	1.22	12.10	13.94	19,147	2.34	2.42	1.58	44
10/1/15 to 9/30/16	9.87	0.27	—	1.19	1.46	(0.35)	(0.10)	(0.45)	1.01	10.88	15.22	15,568	2.36 (8)	2.49	2.61	53
10/1/14 to 9/30/15	11.34	0.26	—	(1.11)	(0.85)	(0.30)	(0.32)	(0.62)	(1.47)	9.87	(7.94)	14,761	2.35	2.48	2.39	57
10/1/13 to 9/30/14	10.43	0.26	—	1.01	1.27	(0.28)	(0.08)	(0.36)	0.91	11.34	12.34	10,624	2.35	2.70	2.35	53
Class I
10/1/18 to 3/31/19(6)	$12.66	0.26	0.18	(0.84)	(0.40)	(0.18)	(0.87)	(1.05)	(1.45)	$11.21	(1.89) %	$ 32,502	1.35%	1.37%	4.56%	25%
10/1/17 to 9/30/18	12.17	0.29	0.29	0.31	0.89	(0.33)	(0.07)	(0.40)	0.49	12.66	7.38	36,870	1.33	1.35	2.32	69
10/1/16 to 9/30/17	10.94	0.30	0.18	1.14	1.62	(0.39)	—	(0.39)	1.23	12.17	15.07	36,645	1.35	1.41	2.64	44
10/1/15 to 9/30/16	9.92	0.37	—	1.21	1.58	(0.46)	(0.10)	(0.56)	1.02	10.94	16.40	20,511	1.36 (8)	1.49	3.59	53
10/1/14 to 9/30/15	11.39	0.37	—	(1.12)	(0.75)	(0.40)	(0.32)	(0.72)	(1.47)	9.92	(7.01)	15,148	1.35	1.47	3.39	57
10/1/13 to 9/30/14	10.46	0.38	—	1.01	1.39	(0.38)	(0.08)	(0.46)	0.93	11.39	13.54	3,441	1.35	1.71	3.40	53

Horizon Wealth Masters Fund
Class A
10/1/18 to 3/31/19(6)	$18.80	0.03	—	(1.53)	(1.50)	—	(1.17)	(1.17)	(2.67)	$16.13	(7.21) %	$ 15,898	1.25%	1.52%	0.41%	13%
10/1/17 to 9/30/18	17.07	(0.01)	—	1.89	1.88	—	(0.15)	(0.15)	1.73	18.80	11.04	18,883	1.30 (11)	1.47	(0.05)	27
10/1/16 to 9/30/17	14.60	0.05	—	2.52	2.57	(0.10)	—	(0.10)	2.47	17.07	17.67	20,639	1.45	1.52	0.32	30
10/1/15 to 9/30/16	13.25	0.07	—	1.55	1.62	(0.03)	(0.24)	(0.27)	1.35	14.60	12.44	33,204	1.46 (8)	1.54	0.53	30
10/1/14 to 9/30/15	14.50	0.05	—	(0.98)	(0.93)	(0.05)	(0.27)	(0.32)	(1.25)	13.25	(6.74)	54,109	1.45	1.46	0.36	51
10/1/13 to 9/30/14	13.12	0.02	—	1.37	1.39	—	(0.01)	(0.01)	1.38	14.50	10.67	55,881	1.45	1.46	0.11	62
Class C
10/1/18 to 3/31/19(6)	$18.21	(0.03)	—	(1.49)	(1.52)	—	(1.17)	(1.17)	(2.69)	$15.52	(7.57) %	$ 17,288	2.00%	2.27%	(0.34) %	13%
10/1/17 to 9/30/18	16.65	(0.14)	—	1.85	1.71	—	(0.15)	(0.15)	1.56	18.21	10.29	20,484	2.05 (11)	2.23	(0.80)	27
10/1/16 to 9/30/17	14.26	(0.07)	—	2.46	2.39	—	—	—	2.39	16.65	16.76	21,533	2.20	2.27	(0.48)	30
10/1/15 to 9/30/16	13.02	(0.03)	—	1.51	1.48	—	(0.24)	(0.24)	1.24	14.26	11.56	24,816	2.21 (8)	2.29	(0.22)	30
10/1/14 to 9/30/15	14.32	(0.06)	—	(0.97)	(1.03)	—	(0.27)	(0.27)	(1.30)	13.02	(7.41)	34,171	2.20	2.21	(0.39)	51
10/1/13 to 9/30/14	13.04	(0.09)	—	1.38	1.29	—	(0.01)	(0.01)	1.28	14.32	9.90	30,511	2.20	2.22	(0.65)	62
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Horizon Wealth Masters Fund (Continued)
Class I
10/1/18 to 3/31/19(6)	$18.91	0.05	—	(1.54)	(1.49)	—	(1.17)	(1.17)	(2.66)	$16.25	(7.11) %	$ 22,989	1.00%	1.27%	0.66%	13%
10/1/17 to 9/30/18	17.12	0.04	—	1.90	1.94	—	(0.15)	(0.15)	1.79	18.91	11.36	29,103	1.05 (11)	1.22	0.20	27
10/1/16 to 9/30/17	14.66	0.07	—	2.55	2.62	(0.16)	—	(0.16)	2.46	17.12	17.97	30,426	1.20	1.26	0.46	30
10/1/15 to 9/30/16	13.30	0.08	—	1.58	1.66	(0.06)	(0.24)	(0.30)	1.36	14.66	12.75	20,134	1.21 (8)	1.29	0.61	30
10/1/14 to 9/30/15	14.56	0.09	—	(1.00)	(0.91)	(0.08)	(0.27)	(0.35)	(1.26)	13.30	(6.53)	32,495	1.20	1.21	0.62	51
10/1/13 to 9/30/14	13.14	0.05	—	1.39	1.44	(0.01)	(0.01)	(0.02)	1.42	14.56	10.96	48,918	1.20	1.20	0.33	62

KAR Emerging Markets Small-Cap Fund
Class A
10/1/18 to 3/31/19(6)	$11.66	0.24	—	0.45	0.69	(0.03)	—	(0.03)	0.66	$12.32	5.99%	$ 20,275	1.87% (12)	1.92%	4.19%	43%
10/1/17 to 9/30/18	10.95	0.10	—	0.68	0.78	(0.07)	—	(0.07)	0.71	11.66	7.10	4,658	1.85	2.23	0.83	24
10/1/16 to 9/30/17	9.29	0.15	—	1.68	1.83	(0.17)	—	(0.17)	1.66	10.95	20.12	1,647	1.84	2.97	1.47	28
10/1/15 to 9/30/16	7.85	0.18	—	1.41	1.59	(0.15)	—	(0.15)	1.44	9.29	20.66	382	1.86 (8)	3.77	2.18	34
10/1/14 to 9/30/15	10.32	0.16	—	(2.28)	(2.12)	(0.12)	(0.23)	(0.35)	(2.47)	7.85	(21.20)	332	1.85	3.62	1.73	35
12/17/13 (9) to 9/30/14	10.00	0.18	—	0.16	0.34	(0.02)	—	(0.02)	0.32	10.32	3.45	217	1.85	4.82	2.25	44 (10)
Class C
10/1/18 to 3/31/19(6)	$11.65	0.12	—	0.53	0.65	—	—	—	0.65	$12.30	5.58%	$ 466	2.62% (12)(13)	2.57%	2.07%	43%
10/1/17 to 9/30/18	10.96	0.01	—	0.68	0.69	—	—	—	0.69	11.65	6.30	358	2.60	2.90	0.08	24
10/1/16 to 9/30/17	9.31	0.08	—	1.69	1.77	(0.12)	—	(0.12)	1.65	10.96	19.31	317	2.59	3.73	0.78	28
10/1/15 to 9/30/16	7.80	0.12	—	1.41	1.53	(0.02)	—	(0.02)	1.51	9.31	19.62	117	2.61 (8)	4.51	1.39	34
10/1/14 to 9/30/15	10.26	0.07	—	(2.24)	(2.17)	(0.06)	(0.23)	(0.29)	(2.46)	7.80	(21.68)	128	2.60	4.34	0.76	35
12/17/13 (9) to 9/30/14	10.00	0.12	—	0.16	0.28	(0.02)	—	(0.02)	0.26	10.26	2.82	159	2.60	5.59	1.54	44 (10)
Class I
10/1/18 to 3/31/19(6)	$11.70	0.23	—	0.48	0.71	(0.04)	—	(0.04)	0.67	$12.37	6.04%	$ 45,063	1.62% (12)(13)	1.59%	4.04%	43%
10/1/17 to 9/30/18	10.99	0.14	—	0.67	0.81	(0.10)	—	(0.10)	0.71	11.70	7.36	28,630	1.60	1.93	1.16	24
10/1/16 to 9/30/17	9.31	0.16	—	1.70	1.86	(0.18)	—	(0.18)	1.68	10.99	20.42	8,673	1.59	2.75	1.60	28
10/1/15 to 9/30/16	7.88	0.20	—	1.41	1.61	(0.18)	—	(0.18)	1.43	9.31	20.82	4,420	1.61 (8)	3.53	2.44	34
10/1/14 to 9/30/15	10.34	0.18	—	(2.28)	(2.10)	(0.13)	(0.23)	(0.36)	(2.46)	7.88	(20.96)	3,871	1.60	3.35	1.87	35
12/17/13 (9) to 9/30/14	10.00	0.20	—	0.17	0.37	(0.03)	—	(0.03)	0.34	10.34	3.66	3,480	1.60	4.64	2.50	44 (10)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

KAR International Small-Cap Fund
Class A
10/1/18 to 3/31/19(6)	$17.15	0.26	—	(0.28)	(0.02)	(0.06)	(0.11)	(0.17)	(0.19)	$16.96	(0.05) %	$ 59,568	1.54% (13)	1.54%	3.29%	16%
10/1/17 to 9/30/18	16.22	0.16	—	1.01	1.17	(0.08)	(0.16)	(0.24)	0.93	17.15	7.31	47,909	1.60	1.56	0.92	21
10/1/16 to 9/30/17	13.01	0.16	—	3.34	3.50	(0.29)	—	(0.29)	3.21	16.22	27.42	18,479	1.60	1.66	1.07	27
10/1/15 to 9/30/16	10.85	0.21	—	2.38	2.59	(0.20)	(0.23)	(0.43)	2.16	13.01	24.58	1,985	1.61 (8)	1.87	1.80	40
10/1/14 to 9/30/15	13.70	0.17	—	(1.83)	(1.66)	(0.23)	(0.96)	(1.19)	(2.85)	10.85	(12.58)	1,916	1.60	1.74	1.41	64
10/1/13 to 9/30/14	13.20	0.47	—	0.41	0.88	(0.25)	(0.13)	(0.38)	0.50	13.70	6.65	2,477	1.60	1.73	3.31	44
Class C
10/1/18 to 3/31/19(6)	$16.89	0.19	—	(0.26)	(0.07)	—	(0.11)	(0.11)	(0.18)	$16.71	(0.36) %	$ 37,252	2.28% (13)	2.28%	2.39%	16%
10/1/17 to 9/30/18	16.04	0.03	—	1.02	1.05	(0.04)	(0.16)	(0.20)	0.85	16.89	6.60	35,966	2.31 (13)	2.27	0.18	21
10/1/16 to 9/30/17	12.92	0.06	—	3.29	3.35	(0.23)	—	(0.23)	3.12	16.04	26.41	13,442	2.35	2.41	0.38	27
10/1/15 to 9/30/16	10.72	0.12	—	2.37	2.49	(0.06)	(0.23)	(0.29)	2.20	12.92	23.76	1,465	2.36 (8)	2.63	1.02	40
10/1/14 to 9/30/15	13.63	0.08	—	(1.82)	(1.74)	(0.21)	(0.96)	(1.17)	(2.91)	10.72	(13.28)	1,464	2.35	2.49	0.65	64
10/1/13 to 9/30/14	13.16	0.24	—	0.54	0.78	(0.18)	(0.13)	(0.31)	0.47	13.63	5.89	1,194	2.35	2.49	1.73	44
Class I
10/1/18 to 3/31/19(6)	$17.24	0.30	—	(0.29)	0.01	(0.11)	(0.11)	(0.22)	(0.21)	$17.03	0.18%	$1,091,307	1.29% (13)	1.29%	3.74%	16%
10/1/17 to 9/30/18	16.28	0.21	—	1.01	1.22	(0.10)	(0.16)	(0.26)	0.96	17.24	7.58	773,571	1.35	1.29	1.20	21
10/1/16 to 9/30/17	13.04	0.20	—	3.35	3.55	(0.31)	—	(0.31)	3.24	16.28	27.73	176,216	1.35	1.42	1.33	27
10/1/15 to 9/30/16	10.89	0.23	—	2.40	2.63	(0.25)	(0.23)	(0.48)	2.15	13.04	24.94	40,424	1.36 (8)	1.62	1.95	40
10/1/14 to 9/30/15	13.74	0.21	—	(1.85)	(1.64)	(0.25)	(0.96)	(1.21)	(2.85)	10.89	(12.43)	40,512	1.35	1.49	1.70	64
10/1/13 to 9/30/14	13.21	0.36	—	0.57	0.93	(0.27)	(0.13)	(0.40)	0.53	13.74	7.04	46,599	1.35	1.49	2.57	44
Class R6
10/1/18 to 3/31/19(6)	$17.26	0.22	—	(0.22)	—	(0.12)	(0.11)	(0.23)	(0.23)	$17.03	0.12%	$ 31,391	1.19% (13)	1.19%	2.72%	16%
10/1/17 to 9/30/18	16.28	0.18	—	1.07	1.25	(0.11)	(0.16)	(0.27)	0.98	17.26	7.74	72,151	1.21 (13)	1.20	1.06	21
10/1/16 to 9/30/17	13.03	0.26	—	3.30	3.56	(0.31)	—	(0.31)	3.25	16.28	27.82	36,941	1.24	1.28	1.66	27
10/1/15 to 9/30/16	10.89	0.25	—	2.39	2.64	(0.27)	(0.23)	(0.50)	2.14	13.03	25.06	112	1.27 (8)	1.52	2.19	40
11/12/14 (9) to 9/30/15	13.43	0.22	—	(1.55)	(1.33)	(0.25)	(0.96)	(1.21)	(2.54)	10.89	(10.41)	90	1.27	1.41	2.02	64 (10)

Rampart Alternatives Diversifier Fund
Class A
10/1/18 to 3/31/19(6)	$11.63	0.13	0.16	(0.39)	(0.10)	(0.24)	—	(0.24)	(0.34)	$11.29	(0.61) %	$ 13,482	0.74%	0.74%	2.36%	5%
10/1/17 to 9/30/18	11.05	0.12	0.13	0.44	0.69	(0.11)	—	(0.11)	0.58	11.63	6.25	10,348	0.71	0.71	1.06	17
10/1/16 to 9/30/17	10.89	0.18	0.22	(0.04)	0.36	(0.20)	—	(0.20)	0.16	11.05	3.34	11,118	0.74	0.74	1.65	4
10/1/15 to 9/30/16	9.99	0.08	0.31	0.58	0.97	(0.07)	—	(0.07)	0.90	10.89	9.74	19,171	0.74 (8)	0.74	0.80	56
10/1/14 to 9/30/15	11.31	0.19	0.09	(1.39)	(1.11)	(0.21)	—	(0.21)	(1.32)	9.99	(10.02)	25,377	0.64	0.64	1.77	46
10/1/13 to 9/30/14	10.97	0.15	0.07	0.25	0.47	(0.13)	—	(0.13)	0.34	11.31	4.28	39,076	0.65	0.65	1.32	27
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Rampart Alternatives Diversifier Fund (Continued)
Class C
10/1/18 to 3/31/19(6)	$11.50	0.17	0.16	(0.45)	(0.12)	(0.09)	—	(0.09)	(0.21)	$11.29	(0.91) %	$ 5,169	1.48%	1.48%	3.13%	5%
10/1/17 to 9/30/18	10.97	0.04	0.14	0.41	0.59	(0.06)	—	(0.06)	0.53	11.50	5.40	9,948	1.46	1.46	0.39	17
10/1/16 to 9/30/17	10.73	0.09	0.19	—	0.28	(0.04)	—	(0.04)	0.24	10.97	2.65	13,354	1.50	1.50	0.80	4
10/1/15 to 9/30/16	9.90	— (14)	0.31	0.56	0.87	(0.04)	—	(0.04)	0.83	10.73	8.86	19,611	1.49 (8)	1.49	0.04	56
10/1/14 to 9/30/15	11.21	0.11	0.09	(1.39)	(1.19)	(0.12)	—	(0.12)	(1.31)	9.90	(10.66)	25,637	1.39	1.39	1.02	46
10/1/13 to 9/30/14	10.83	0.07	0.07	0.25	0.39	(0.01)	—	(0.01)	0.38	11.21	3.47	38,005	1.40	1.40	0.58	27
Class I
10/1/18 to 3/31/19(6)	$11.62	0.20	0.16	(0.44)	(0.08)	(0.29)	—	(0.29)	(0.37)	$11.25	(0.44) %	$ 23,675	0.48%	0.48%	3.73%	5%
10/1/17 to 9/30/18	11.03	0.16	0.13	0.42	0.71	(0.12)	—	(0.12)	0.59	11.62	6.49	20,225	0.45	0.45	1.43	17
10/1/16 to 9/30/17	10.89	0.19	0.16	0.04	0.39	(0.25)	—	(0.25)	0.14	11.03	3.69	19,910	0.49	0.49	1.73	4
10/1/15 to 9/30/16	9.98	0.11	0.31	0.56	0.98	(0.07)	—	(0.07)	0.91	10.89	9.94	19,777	0.49 (8)	0.49	1.04	56
10/1/14 to 9/30/15	11.30	0.22	0.09	(1.39)	(1.08)	(0.24)	—	(0.24)	(1.32)	9.98	(9.77)	30,543	0.39	0.39	1.99	46
10/1/13 to 9/30/14	10.98	0.18	0.08	0.24	0.50	(0.18)	—	(0.18)	0.32	11.30	4.52	47,949	0.40	0.40	1.56	27

Rampart Equity Trend Fund
Class A
10/1/18 to 3/31/19(6)	$15.79	0.02	—	(1.37)	(1.35)	—	—	—	(1.35)	$14.44	(8.55) %	$ 95,113	1.56% (13)	1.56%	0.25%	206%
10/1/17 to 9/30/18	13.60	0.01	—	2.18	2.19	—	—	—	2.19	15.79	16.10	109,943	1.56 (13)	1.56	0.08	57
10/1/16 to 9/30/17	12.23	0.03	—	1.34	1.37	—	—	—	1.37	13.60	11.20	134,267	1.51 (11)	1.60	0.23	92
10/1/15 to 9/30/16	12.14	(0.01)	—	0.10	0.09	—	—	—	0.09	12.23	0.74	245,109	1.50 (8)(11)	1.58	(0.05)	229
10/1/14 to 9/30/15	17.39	(0.03)	—	(1.79)	(1.82)	(0.01)	(3.42)	(3.43)	(5.25)	12.14	(12.79)	520,337	1.60 (13)	1.60	(0.22)	674
10/1/13 to 9/30/14	15.52	0.06	—	2.29	2.35	(0.04)	(0.44)	(0.48)	1.87	17.39	15.31	2,044,955	1.61 (13)	1.61	0.36	227
Class C
10/1/18 to 3/31/19(6)	$15.12	(0.03)	—	(1.31)	(1.34)	—	—	—	(1.34)	$13.78	(8.86) %	$ 169,546	2.30% (13)	2.30%	(0.50) %	206%
10/1/17 to 9/30/18	13.11	(0.09)	—	2.10	2.01	—	—	—	2.01	15.12	15.33	218,543	2.29 (13)	2.29	(0.65)	57
10/1/16 to 9/30/17	11.88	(0.06)	—	1.29	1.23	—	—	—	1.23	13.11	10.35	257,078	2.21 (11)	2.35	(0.47)	92
10/1/15 to 9/30/16	11.87	(0.08)	—	0.09	0.01	—	—	—	0.01	11.88	0.08	423,675	2.16 (8)(11)	2.33	(0.69)	229
10/1/14 to 9/30/15	17.16	(0.13)	—	(1.76)	(1.89)	—	(3.40)	(3.40)	(5.29)	11.87	(13.45)	746,390	2.36 (13)	2.36	(0.97)	674
10/1/13 to 9/30/14	15.39	(0.06)	—	2.27	2.21	—	(0.44)	(0.44)	1.77	17.16	14.48	1,988,290	2.36 (13)	2.36	(0.38)	227
Class I
10/1/18 to 3/31/19(6)	$15.97	0.03	—	(1.38)	(1.35)	—	—	—	(1.35)	$14.62	(8.45) %	$ 85,533	1.31% (13)	1.31%	0.49%	206%
10/1/17 to 9/30/18	13.71	0.05	—	2.21	2.26	—	—	—	2.26	15.97	16.48	110,950	1.30 (13)	1.30	0.34	57
10/1/16 to 9/30/17	12.31	0.06	—	1.34	1.40	—	—	—	1.40	13.71	11.37	148,047	1.29 (11)	1.35	0.45	92
10/1/15 to 9/30/16	12.19	0.02	—	0.10	0.12	—	—	—	0.12	12.31	0.98	282,818	1.29 (8)(11)	1.33	0.16	229
10/1/14 to 9/30/15	17.42	0.01	—	(1.80)	(1.79)	(0.02)	(3.42)	(3.44)	(5.23)	12.19	(12.57)	594,460	1.35 (13)	1.35	0.04	674
10/1/13 to 9/30/14	15.54	0.10	—	2.30	2.40	(0.08)	(0.44)	(0.52)	1.88	17.42	15.61	3,840,271	1.36 (13)	1.36	0.62	227
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Rampart Equity Trend Fund (Continued)
Class R6
10/1/18 to 3/31/19(6)	$16.05	0.04	—	(1.53)	(1.49)	—	—	—	(1.49)	$14.56	(8.35) %	$ 572	1.21% (13)	1.21%	0.61%	206%
10/1/17 to 9/30/18	13.77	0.08	—	2.20	2.28	—	—	—	2.28	16.05	16.56	625	1.20 (13)	1.20	0.50	57
10/1/16 to 9/30/17	12.34	0.08	—	1.35	1.43	—	—	—	1.43	13.77	11.59	203	1.16 (11)	1.23	0.58	92
10/1/15 to 9/30/16	12.20	0.06	—	0.08	0.14	—	—	—	0.14	12.34	1.15	182	1.10 (8)(11)	1.25	0.49	229
11/12/14 (9) to 9/30/15	17.20	0.01	—	(1.57)	(1.56)	(0.02)	(3.42)	(3.44)	(5.00)	12.20	(11.39)	89	1.28 (13)	1.28	0.10	674 (10)

Rampart Multi-Asset Trend Fund
Class A
10/1/18 to 3/31/19(6)	$11.24	0.02	—	(0.17)	(0.15)	(0.02)	—	(0.02)	(0.17)	$11.07	(1.33) %	$ 13,528	1.67% (13)	1.67%	0.35%	161%
10/1/17 to 9/30/18	10.84	0.07	—	0.33	0.40	—	—	—	0.40	11.24	3.69	14,744	1.63 (13)	1.63	0.67	117
10/1/16 to 9/30/17	10.31	0.05	—	0.48	0.53	—	—	—	0.53	10.84	5.14	18,160	1.65 (13)	1.65	0.52	167
10/1/15 to 9/30/16	9.94	(0.01)	—	0.39	0.38	(0.01)	—	(0.01)	0.37	10.31	3.82	29,798	1.61 (8)(13)	1.61	(0.07)	223
10/1/14 to 9/30/15	11.85	(0.02)	—	(0.92)	(0.94)	(0.04)	(0.93)	(0.97)	(1.91)	9.94	(8.58)	55,214	1.62 (13)	1.62	(0.15)	519
10/1/13 to 9/30/14	11.28	0.10	—	0.69	0.79	(0.07)	(0.15)	(0.22)	0.57	11.85	6.97	143,765	1.62 (13)	1.62	0.83	337
Class C
10/1/18 to 3/31/19(6)	$10.84	(0.02)	—	(0.16)	(0.18)	—	—	—	(0.18)	$10.66	(1.66) %	$ 32,387	2.41% (13)	2.41%	(0.39) %	161%
10/1/17 to 9/30/18	10.53	(0.01)	—	0.32	0.31	—	—	—	0.31	10.84	2.94	39,671	2.36 (13)	2.36	(0.08)	117
10/1/16 to 9/30/17	10.10	(0.02)	—	0.45	0.43	—	—	—	0.43	10.53	4.26	51,105	2.39 (13)	2.39	(0.23)	167
10/1/15 to 9/30/16	9.80	(0.08)	—	0.38	0.30	—	—	—	0.30	10.10	3.06	80,962	2.36 (8)(13)	2.36	(0.80)	223
10/1/14 to 9/30/15	11.73	(0.09)	—	(0.91)	(1.00)	—	(0.93)	(0.93)	(1.93)	9.80	(9.23)	139,223	2.36 (13)	2.37	(0.89)	519
10/1/13 to 9/30/14	11.19	0.01	—	0.68	0.69	—	(0.15)	(0.15)	0.54	11.73	6.15	331,980	2.35 (13)	2.37	0.09	337
Class I
10/1/18 to 3/31/19(6)	$11.33	0.03	—	(0.17)	(0.14)	(0.05)	—	(0.05)	(0.19)	$11.14	(1.23) %	$ 12,158	1.42% (13)	1.42%	0.60%	161%
10/1/17 to 9/30/18	10.90	0.10	—	0.33	0.43	—	—	—	0.43	11.33	3.94	15,245	1.39 (13)	1.39	0.90	117
10/1/16 to 9/30/17	10.34	0.08	—	0.48	0.56	—	—	—	0.56	10.90	5.42	17,443	1.40 (13)	1.40	0.76	167
10/1/15 to 9/30/16	9.99	0.02	—	0.38	0.40	(0.05)	—	(0.05)	0.35	10.34	3.97	28,522	1.36 (8)(13)	1.36	0.16	223
10/1/14 to 9/30/15	11.88	0.01	—	(0.91)	(0.90)	(0.06)	(0.93)	(0.99)	(1.89)	9.99	(8.36)	73,528	1.36 (13)	1.36	0.11	519
10/1/13 to 9/30/14	11.31	0.13	—	0.69	0.82	(0.10)	(0.15)	(0.25)	0.57	11.88	7.20	316,599	1.37 (13)	1.37	1.06	337

Rampart Sector Trend Fund
Class A
10/1/18 to 3/31/19(6)	$13.74	0.09	—	(0.99)	(0.90)	(0.12)	—	(0.12)	(1.02)	$12.72	(6.47) %	$ 98,748	0.98%	0.98%	1.46%	330%
10/1/17 to 9/30/18	12.20	0.10	—	1.56	1.66	(0.12)	—	(0.12)	1.54	13.74	13.64	95,318	0.98	0.98	0.76	324
10/1/16 to 9/30/17	11.29	0.11	—	0.94	1.05	(0.14)	—	(0.14)	0.91	12.20	9.46 (7)	99,321	1.03 (7)	1.03	0.98 (7)	259
10/1/15 to 9/30/16	11.00	0.11	—	0.26	0.37	(0.08)	—	(0.08)	0.29	11.29	3.36	131,389	1.05 (8)	1.05	1.00	337
10/1/14 to 9/30/15	15.21	0.05	—	(0.71)	(0.66)	(0.05)	(3.50)	(3.55)	(4.21)	11.00	(6.19)	156,759	0.98	0.98	0.39	576
10/1/13 to 9/30/14	13.87	0.15	—	2.25	2.40	(0.13)	(0.93)	(1.06)	1.34	15.21	17.81	316,571	0.98	0.98	1.02	129
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Rampart Sector Trend Fund (Continued)
Class C
10/1/18 to 3/31/19(6)	$13.47	0.04	—	(0.96)	(0.92)	(0.01)	—	(0.01)	(0.93)	$12.54	(6.83) %	$ 61,817	1.75%	1.75%	0.65%	330%
10/1/17 to 9/30/18	11.94	— (14)	—	1.53	1.53	— (14)	—	—	1.53	13.47	12.84	88,354	1.74	1.74	(0.01)	324
10/1/16 to 9/30/17	11.04	0.02	—	0.93	0.95	(0.05)	—	(0.05)	0.90	11.94	8.68 (7)	105,603	1.78 (7)	1.78	0.22 (7)	259
10/1/15 to 9/30/16	10.76	0.03	—	0.25	0.28	—	—	—	0.28	11.04	2.60	167,265	1.80 (8)	1.80	0.24	337
10/1/14 to 9/30/15	15.02	(0.04)	—	(0.69)	(0.73)	(0.02)	(3.51)	(3.53)	(4.26)	10.76	(6.86)	206,556	1.74	1.74	(0.34)	576
10/1/13 to 9/30/14	13.73	0.04	—	2.21	2.25	(0.03)	(0.93)	(0.96)	1.29	15.02	16.89	296,160	1.73	1.73	0.28	129
Class I
10/1/18 to 3/31/19(6)	$13.73	0.11	—	(0.99)	(0.88)	(0.16)	—	(0.16)	(1.04)	$12.69	(6.36) %	$ 57,872	0.74%	0.74%	1.69%	330%
10/1/17 to 9/30/18	12.19	0.13	—	1.56	1.69	(0.15)	—	(0.15)	1.54	13.73	13.94	60,095	0.74	0.74	0.99	324
10/1/16 to 9/30/17	11.28	0.14	—	0.94	1.08	(0.17)	—	(0.17)	0.91	12.19	9.77 (7)	72,187	0.78 (7)	0.78	1.22 (7)	259
10/1/15 to 9/30/16	11.02	0.13	—	0.27	0.40	(0.14)	—	(0.14)	0.26	11.28	3.65	102,905	0.80 (8)	0.80	1.21	337
10/1/14 to 9/30/15	15.21	0.08	—	(0.71)	(0.63)	(0.05)	(3.51)	(3.56)	(4.19)	11.02	(5.90)	169,977	0.73	0.73	0.65	576
10/1/13 to 9/30/14	13.87	0.19	—	2.25	2.44	(0.17)	(0.93)	(1.10)	1.34	15.21	18.08	313,147	0.73	0.73	1.29	129

Vontobel Global Opportunities Fund
Class A
10/1/18 to 3/31/19(6)	$17.02	(0.02)	—	(0.13)	(0.15)	—	(1.64)	(1.64)	(1.79)	$15.23	0.12%	$ 102,584	1.37% (11)	1.40%	(0.21) %	25%
10/1/17 to 9/30/18	16.22	0.02	—	1.68	1.70	— (14)	(0.90)	(0.90)	0.80	17.02	10.80	104,081	1.40 (13)	1.40	0.12	38
10/1/16 to 9/30/17	13.69	0.02	—	2.64	2.66	(0.05)	(0.08)	(0.13)	2.53	16.22	19.54 (7)	113,151	1.45 (7)	1.46	0.05 (7)	37
10/1/15 to 9/30/16	12.32	0.05	—	1.35	1.40	(0.03)	—	(0.03)	1.37	13.69	11.38	105,967	1.47 (8)	1.48	0.37	29
10/1/14 to 9/30/15	12.12	0.05	—	0.21	0.26	(0.06)	—	(0.06)	0.20	12.32	2.15	87,769	1.45	1.45	0.42	40
10/1/13 to 9/30/14	11.07	0.08	—	1.04	1.12	(0.07)	—	(0.07)	1.05	12.12	10.18	77,738	1.48	1.46	0.70	41
Class C
10/1/18 to 3/31/19(6)	$14.51	(0.06)	—	(0.13)	(0.19)	—	(1.64)	(1.64)	(1.83)	$12.68	(0.19) %	$ 28,858	2.13% (11)	2.18%	(0.96) %	25%
10/1/17 to 9/30/18	14.06	(0.09)	—	1.44	1.35	—	(0.90)	(0.90)	0.45	14.51	9.92	32,003	2.16 (13)	2.16	(0.61)	38
10/1/16 to 9/30/17	11.93	(0.08)	—	2.29	2.21	—	(0.08)	(0.08)	2.13	14.06	18.61 (7)	30,065	2.21 (7)	2.22	(0.68) (7)	37
10/1/15 to 9/30/16	10.79	(0.04)	—	1.18	1.14	—	—	—	1.14	11.93	10.57	23,070	2.23 (8)	2.24	(0.34)	29
10/1/14 to 9/30/15	10.66	(0.01)	—	0.16	0.15	(0.02)	—	(0.02)	0.13	10.79	1.42	14,431	2.21	2.21	(0.13)	40
10/1/13 to 9/30/14	9.76	— (14)	—	0.91	0.91	(0.01)	—	(0.01)	0.90	10.66	9.32	3,455	2.23	2.21	(0.04)	41
Class I
10/1/18 to 3/31/19(6)	$17.02	— (14)	—	(0.11)	(0.11)	(0.04)	(1.64)	(1.68)	(1.79)	$15.23	0.34%	$ 101,469	1.12% (11)	1.18%	0.05%	25%
10/1/17 to 9/30/18	16.23	0.07	—	1.67	1.74	(0.05)	(0.90)	(0.95)	0.79	17.02	11.07	81,090	1.16 (13)	1.16	0.43	38
10/1/16 to 9/30/17	13.69	0.06	—	2.63	2.69	(0.07)	(0.08)	(0.15)	2.54	16.23	19.83 (7)	76,222	1.20 (7)	1.21	0.38 (7)	37
10/1/15 to 9/30/16	12.32	0.08	—	1.35	1.43	(0.06)	—	(0.06)	1.37	13.69	11.65	48,155	1.23 (8)	1.23	0.64	29
10/1/14 to 9/30/15	12.11	0.08	—	0.21	0.29	(0.08)	—	(0.08)	0.21	12.32	2.37	38,104	1.20	1.20	0.67	40
10/1/13 to 9/30/14	11.07	0.11	—	1.05	1.16	(0.12)	—	(0.12)	1.04	12.11	10.49	33,917	1.23	1.21	0.97	41
Class R6
10/1/18 to 3/31/19(6)	$17.03	(0.06)	—	(0.04)	(0.10)	(0.05)	(1.64)	(1.69)	(1.79)	$15.24	0.41%	$ 54,380	0.88% (11)	1.09%	(0.53) %	25%
1/30/18 (9) to 9/30/18	17.27	0.06	—	(0.30)	(0.24)	—	—	—	(0.24)	17.03	1.39	425	1.11 (13)	1.11	0.56	38 (10)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Vontobel Greater European Opportunities Fund
Class A
10/1/18 to 3/31/19(6)	$15.62	(0.01)	—	(1.04)	(1.05)	(0.14)	(3.62)	(3.76)	(4.81)	$10.81	(4.41) %	$ 2,285	1.45%	2.77%	(0.11) %	9%
10/1/17 to 9/30/18	17.62	0.13	—	(0.16)	(0.03)	(0.24)	(1.73)	(1.97)	(2.00)	15.62	(0.49)	3,283	1.45	2.20	0.77	22
10/1/16 to 9/30/17	15.86	0.04	—	1.96	2.00	(0.24)	—	(0.24)	1.76	17.62	12.89	4,224	1.44	1.90	0.26	42
10/1/15 to 9/30/16	15.20	0.17	—	0.59	0.76	(0.10)	—	(0.10)	0.66	15.86	4.99	11,364	1.46 (8)	1.82	1.06	49
10/1/14 to 9/30/15	15.32	0.16	—	0.01	0.17	(0.10)	(0.19)	(0.29)	(0.12)	15.20	1.19	13,306	1.45	1.89	1.02	35
10/1/13 to 9/30/14	15.87	0.09	—	(0.22)	(0.13)	(0.06)	(0.36)	(0.42)	(0.55)	15.32	(0.88)	12,703	1.45	1.91	0.54	65
Class C
10/1/18 to 3/31/19(6)	$15.22	(0.05)	—	(1.02)	(1.07)	—	(3.62)	(3.62)	(4.69)	$10.53	(4.81) %	$ 801	2.20%	3.47%	(0.92) %	9%
10/1/17 to 9/30/18	17.22	0.01	—	(0.15)	(0.14)	(0.13)	(1.73)	(1.86)	(2.00)	15.22	(1.17)	1,827	2.20	2.92	0.07	22
10/1/16 to 9/30/17	15.58	(0.02)	—	1.86	1.84	(0.20)	—	(0.20)	1.64	17.22	12.06	2,208	2.19	2.66	(0.10)	42
10/1/15 to 9/30/16	14.95	0.04	—	0.59	0.63	—	—	—	0.63	15.58	4.21	2,292	2.23 (8)	2.58	0.26	49
10/1/14 to 9/30/15	15.08	0.05	—	0.01	0.06	— (14)	(0.19)	(0.19)	(0.13)	14.95	0.43	1,564	2.20	2.64	0.34	35
10/1/13 to 9/30/14	15.71	(0.02)	—	(0.23)	(0.25)	(0.02)	(0.36)	(0.38)	(0.63)	15.08	(1.62)	1,130	2.20	2.67	(0.12)	65
Class I
10/1/18 to 3/31/19(6)	$15.65	0.01	—	(1.05)	(1.04)	(0.19)	(3.62)	(3.81)	(4.85)	$10.80	(4.29) %	$ 2,204	1.20%	2.51%	0.16%	9%
10/1/17 to 9/30/18	17.65	0.12	—	(0.10)	0.02	(0.29)	(1.73)	(2.02)	(2.00)	15.65	(0.19)	2,626	1.20	1.89	0.75	22
10/1/16 to 9/30/17	15.91	0.17	—	1.87	2.04	(0.30)	—	(0.30)	1.74	17.65	13.21	9,822	1.19	1.67	1.02	42
10/1/15 to 9/30/16	15.26	0.25	—	0.54	0.79	(0.14)	—	(0.14)	0.65	15.91	5.22	8,893	1.22 (8)	1.56	1.57	49
10/1/14 to 9/30/15	15.38	0.24	—	(0.02)	0.22	(0.15)	(0.19)	(0.34)	(0.12)	15.26	1.47	5,751	1.20	1.63	1.55	35
10/1/13 to 9/30/14	15.92	0.14	—	(0.24)	(0.10)	(0.08)	(0.36)	(0.44)	(0.54)	15.38	(0.64)	2,751	1.20	1.68	0.89	65

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(7)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Rampart Sector Trend No Impact (Class A), No Impact (Class C), No Impact (Class I)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Rampart Sector Trend No Impact (Class A), No Impact (Class C), No Impact (Class I)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)

(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Inception date.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	See Note 3C in the Notes to Financial Statements for information on recapture of expense previously waived.
(13)	The Fund is currently under its expense limitation.
(14)	Amount is less than $0.005 per share.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which 13 (each a “Fund”) are reported in this semiannual report.
Each Fund has a distinct investment objective and all of the Funds except the Herzfeld Fund are diversified.
The Funds have the following investment objectives:
Fund	Investment objective(s)
Duff & Phelps Global Infrastructure Fund	Capital appreciation and current income.
Duff & Phelps Global Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps International Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Herzfeld Fund	Capital appreciation and current income.
Horizon Wealth Masters Fund	Capital appreciation.
KAR Emerging Markets Small-Cap Fund	Capital appreciation.
KAR International Small-Cap Fund	Capital appreciation.
Rampart Alternatives Diversifier Fund	Long-term capital appreciation.
Rampart Equity Trend Fund	Long-term capital appreciation.
Rampart Multi-Asset Trend Fund	Capital appreciation. In pursuing this objective, the Fund maintains an emphasis on preservation of capital.
Rampart Sector Trend Fund	Long-term capital appreciation.
Vontobel Global Opportunities Fund	Capital appreciation.
Vontobel Greater European Opportunities Fund	Long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, and Class I shares. The Duff & Phelps Global Infrastructure Fund, Duff & Phelps Global Real Estate Securities Fund, KAR International Small-Cap Fund, Rampart Equity Trend Fund, and Vontobel Global Opportunities Fund also offer Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Funds. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments on Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
H.	Securities Lending
($ reported in thousands)
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At March 31, 2019, the following Funds had securities on loan:

	Market Value	Cash Collateral
Herzfeld Fund	$ 144	$ 147
Horizon Wealth Masters Fund	2,506	2,576
Vontobel Greater European Opportunities Fund	213	225
Note 3. Derivative Financial Instruments
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
A.	Foreign Currency Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. A Fund doing so is subject to equity price risk in the normal course of pursuing its investment objective.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options.” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
Note 4. Investment Advisory Fees and Related Party Transactions
A.	Investment Adviser
($ reported in thousands)
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of the following Funds:

	First $2 billion	$2+ Billion through $4 Billion	$4+ Billion
Rampart Multi-Asset Trend Fund	1.00%	0.95%	0.90%

	First $1 Billion	$1+ Billion
Herzfeld Fund	1.00%	0.95%
Horizon Wealth Masters Fund	0.85	0.80
KAR Emerging Markets Small-Cap Fund	1.20	1.15
KAR International Small-Cap Fund	1.00	0.95
Rampart Equity Trend Fund	1.00	0.95
Rampart Sector Trend Fund	0.45	0.40
Vontobel Greater European Opportunities Fund	0.85	0.80

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Vontobel Global Opportunities Fund	0.85	0.80	0.75
Rampart Alternatives Diversifier Fund – the Adviser has discontinued charging an advisory fee.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. Each subadviser is an indirect, wholly owned subsidiary of Virtus. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser	Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM (1)	Rampart Alternatives Diversifier Fund	Rampart (3)
Duff & Phelps Global Real Estate Securities Fund	DPIM (1)	Rampart Equity Trend Fund	Rampart (3)
Duff & Phelps International Real Estate Securities Fund	DPIM (1)	Rampart Multi-Asset Trend Fund	Rampart (3)
Herzfeld Fund	Thomas J. Herzfeld Advisors, Inc.	Rampart Sector Trend Fund	Rampart (3)
Horizon Wealth Masters Fund	Horizon Asset Management, LLC	Vontobel Global Opportunities Fund	Vontobel (4)
KAR Emerging Markets Small-Cap Fund	KAR (2)	Vontobel Greater European Opportunities Fund	Vontobel (4)
KAR International Small-Cap Fund	KAR (2)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Rampart Investment Management Company, LLC, an indirect, wholly-owned subsidiary of Virtus.
(4)	Vontobel Asset Management, Inc.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2020. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	1.15%	0.95%
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A
Herzfeld Fund	1.60	2.35	1.35	N/A
Horizon Wealth Masters Fund	1.25	2.00	1.00	N/A
KAR Emerging Markets Small-Cap Fund	1.85	2.60 ‡	1.60 ‡	N/A
KAR International Small-Cap Fund ‡	1.60	2.35	1.35	1.24
Rampart Equity Trend Fund ‡	1.60	2.35	1.35	1.26
Rampart Multi-Asset Trend Fund ‡	1.75	2.50	1.50	N/A
Vontobel Global Opportunities Fund	1.36	2.11	1.09	0.90
Vontobel Greater European Opportunities Fund	1.45	2.20	1.20	N/A
‡	Each share class is currently below its expense cap.
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Expiration
Fund	2019	2020	2021	2022	Total
Duff & Phelps Global Real Estate Securities Fund
Class A	$ 38	$ 107	$ 235	$ 102	$ 482
Class C	7	19	7	3	36
Class I	63	218	66	27	374
Class R6	—	1	7	2	10
Duff & Phelps International Real Estate Securities Fund
Class A	23	26	9	2	60
Class C	6	6	4	1	17
Class I	62	98	93	38	291
Herzfeld Fund
Class A	5	6	3	1	15
Class C	10	12	3	4	29
Class I	15	19	1	3	38
Horizon Wealth Masters Fund
Class A	18	19	34	22	93
Class C	13	17	38	24	92
Class I	9	19	51	32	111
KAR Emerging Markets Small-Cap Fund
Class A	3	9	8	4	24
Class C	1	2	1	— (1)	4
Class I	35	69	56	2	162
Rampart Equity Trend Fund
Class A	197	164	—	—	361
Class C	706	474	— (1)	—	1,180
Class I	122	119	—	—	241
Class R6	— (1)	— (1)	—	—	— (1)
Vontobel Global Opportunities Fund
Class A	—	—	—	15	15
Class C	—	—	—	6	6
Class I	—	—	—	24	24
Class R6	—	—	—	3	3
Vontobel Greater European Opportunities Fund
Class A	21	25	30	17	93
Class C	3	10	15	8	36
Class I	20	56	30	15	121
(1)	Amount is less than $500.
During the period ended March 31, 2019, the Adviser recaptured expenses previously waived for the following Funds:
Expiration
Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Real Estate Securities Fund	$—	$—	$—	$— (1)	$— (1)
Herzfeld Fund	— (1)	—	— (1)	—	— (1)
KAR Emerging Markets Small-Cap Fund	1	— (1)	7	—	8
(1)	Amount is less than $500.
E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2019, it retained net commissions of $26 of Class A shares and CDSC of $32 and $17 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
                (1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
                (2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2019, the Funds incurred administration fees totaling $1,141 which are included in the Statements of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended March 31, 2019, the Funds incurred transfer agent fees totaling $1,549 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
($ reported in thousands)
A summary of the Rampart Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the period ended March 31, 2019, is as follows:

	Value, beginning of period	Purchases (2)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Affiliated Mutual Funds—49.1%(3)
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 5,955	$ 501	$280	$(11)	$ 385	$ 6,550	427,825	$ 68	$233
Virtus Duff & Phelps Global Real Estate Securities Fund Class I	3,710	115	100	(9)	158	3,874	122,892	114	1
Virtus Duff & Phelps International Real Estate Securities Fund Class I	3,993	361	310	(15)	131	4,160	546,708	162	—
Virtus Duff & Phelps Real Estate Securities Fund Class I	2,508	373	—	—	(217)	2,664	111,170	30	343
Virtus Newfleet Senior Floating Rate Fund Class I	3,665	181	210	(9)	(100)	3,527	386,358	96	—
Total	$19,831	$1,531	$900	$(44)	$ 357	$20,775		$470	$577

(1)	The Rampart Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2019, the Fund was the owner of record of approximately 10% of Virtus International Real Estate Securities Fund.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statements of Assets and Liabilities at March 31, 2019.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, futures, and short-term securities) during the period ended March 31, 2019, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 6,231	$ 14,749
Duff & Phelps Global Real Estate Securities Fund	46,482	36,181
Duff & Phelps International Real Estate Securities Fund	7,521	9,186
Herzfeld Fund	13,811	17,820
Horizon Wealth Masters Fund	7,860	14,599
KAR Emerging Markets Small-Cap Fund	45,167	22,039
KAR International Small-Cap Fund	476,562	153,295
Rampart Alternatives Diversifier Fund	5,561	1,857
Rampart Equity Trend Fund	500,152	549,317
Rampart Multi-Asset Trend Fund	74,607	72,915
Rampart Sector Trend Fund	574,174	580,921
Vontobel Global Opportunities Fund	61,399	53,866
Vontobel Greater European Opportunities Fund	514	2,540
There were no purchases or sales of long-term U.S. Government and agency securities for the Funds during the period ended March 31, 2019.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	167	$ 2,354	201	$ 3,002	193	$ 5,845	169	$ 4,993
Reinvestment of distributions	104	1,421	69	1,014	6	180	10	285
Shares repurchased and cross class conversions	(393)	(5,447)	(516)	(7,569)	(249)	(7,470)	(361)	(10,594)
Net Increase / (Decrease)	(122)	$ (1,672)	(246)	$ (3,553)	(50)	$ (1,445)	(182)	$ (5,316)
Class C
Shares sold and cross class conversions	35	$ 490	55	$ 814	9	$ 258	42	$ 1,194
Reinvestment of distributions	51	691	31	452	7	189	6	171
Shares repurchased and cross class conversions	(251)	(3,505)	(521)	(7,591)	(42)	(1,212)	(107)	(3,045)
Net Increase / (Decrease)	(165)	$ (2,324)	(435)	$ (6,325)	(26)	$ (765)	(59)	$ (1,680)
Class I
Shares sold and cross class conversions	353	$ 4,818	548	$ 8,108	1,287	$ 37,963	1,742	$ 51,658
Reinvestment of distributions	101	1,387	93	1,367	168	4,704	112	3,250
Shares repurchased and cross class conversions	(391)	(5,513)	(2,288)	(33,584)	(788)	(22,981)	(2,429)	(70,923)
Net Increase / (Decrease)	63	$ 692	(1,647)	$ (24,109)	667	$ 19,686	(575)	$ (16,015)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	45	$ 653	909	$ 13,479	71	$ 2,107	36	$ 1,072
Reinvestment of distributions	30	407	12	172	2	45	6	172
Shares repurchased and cross class conversions	(269)	(3,860)	(121)	(1,763)	(207)	(6,145)	(95)	(2,863)
Net Increase / (Decrease)	(194)	$ (2,800)	800	$ 11,888	(134)	$ (3,993)	(53)	$ (1,619)

	Duff & Phelps International Real Estate Securities Fund				Herzfeld Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	23	$ 168	32	$ 237	75	$ 841	309	$ 3,816
Reinvestment of distributions	10	67	5	40	47	464	19	235
Shares repurchased and cross class conversions	(48)	(345)	(110)	(805)	(109)	(1,234)	(509)	(6,360)
Net Increase / (Decrease)	(15)	$ (110)	(73)	$ (528)	13	$ 71	(181)	$ (2,309)
Class C
Shares sold and cross class conversions	1	$ 4	26	$ 183	183	$ 2,053	227	$ 2,820
Reinvestment of distributions	4	27	1	8	148	1,455	33	410
Shares repurchased and cross class conversions	(22)	(161)	(38)	(281)	(364)	(4,038)	(315)	(3,909)
Net Increase / (Decrease)	(17)	$ (130)	(11)	$ (90)	(33)	$ (530)	(55)	$ (679)
Class I
Shares sold and cross class conversions	542	$ 3,885	3,267	$ 24,362	412	$ 4,726	1,016	$ 12,659
Reinvestment of distributions	229	1,553	69	499	307	3,037	97	1,208
Shares repurchased and cross class conversions	(610)	(4,358)	(1,041)	(7,726)	(732)	(8,160)	(1,212)	(15,137)
Net Increase / (Decrease)	161	$ 1,080	2,295	$ 17,135	(13)	$ (397)	(99)	$ (1,270)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Horizon Wealth Masters Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	65	$ 1,012	57	$ 1,021	2,080	$ 23,027	427	$ 5,081
Reinvestment of distributions	77	1,107	9	163	3	29	1	7
Shares repurchased and cross class conversions	(160)	(2,523)	(271)	(4,885)	(837)	(9,574)	(178)	(2,090)
Net Increase / (Decrease)	(18)	$ (404)	(205)	$ (3,701)	1,246	$ 13,482	250	$ 2,998
Class C
Shares sold and cross class conversions	26	$ 379	53	$ 931	21	$ 241	13	$ 155
Reinvestment of distributions	79	1,108	9	158	—	—	—	—
Shares repurchased and cross class conversions	(116)	(1,759)	(230)	(4,018)	(14)	(161)	(11)	(131)
Net Increase / (Decrease)	(11)	$ (272)	(168)	$ (2,929)	7	$ 80	2	$ 24
Class I
Shares sold and cross class conversions	71	$ 1,118	239	$ 4,372	4,089	$ 45,819	1,860	$ 22,164
Reinvestment of distributions	118	1,713	13	233	14	156	8	97
Shares repurchased and cross class conversions	(313)	(4,891)	(491)	(8,917)	(2,905)	(33,850)	(211)	(2,500)
Net Increase / (Decrease)	(124)	$ (2,060)	(239)	$ (4,312)	1,198	$ 12,125	1,657	$ 19,761

	KAR International Small-Cap Fund				Rampart Alternatives Diversifier Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,871	$ 30,139	3,206	$ 56,125	394	$ 4,224	164	$ 1,870
Reinvestment of distributions	31	475	21	336	18	184	8	96
Shares repurchased and cross class conversions	(1,185)	(18,881)	(1,573)	(27,331)	(108)	(1,184)	(289)	(3,308)
Net Increase / (Decrease)	717	$ 11,733	1,654	$ 29,130	304	$ 3,224	(117)	$ (1,342)
Class C
Shares sold and cross class conversions	556	$ 8,748	1,503	$ 25,725	4	$ 39	15	$ 173
Reinvestment of distributions	15	224	13	205	7	69	6	64
Shares repurchased and cross class conversions	(472)	(7,331)	(224)	(3,863)	(418)	(4,472)	(373)	(4,216)
Net Increase / (Decrease)	99	$ 1,641	1,292	$ 22,067	(407)	$ (4,364)	(352)	$ (3,979)
Class I
Shares sold and cross class conversions	35,396	$ 570,842	38,418	$ 674,226	624	$ 6,872	581	$ 6,663
Reinvestment of distributions	717	10,919	205	3,334	59	590	18	202
Shares repurchased and cross class conversions	(16,877)	(268,767)	(4,585)	(80,060)	(320)	(3,436)	(663)	(7,518)
Net Increase / (Decrease)	19,236	$ 312,994	34,038	$ 597,500	363	$ 4,026	(64)	$ (653)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	KAR International Small-Cap Fund				Rampart Alternatives Diversifier Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	102	$ 1,594	2,462	$ 42,126	—	$ —	—	$ —
Reinvestment of distributions	26	398	52	839	—	—	—	—
Shares repurchased and cross class conversions	(2,467)	(40,264)	(602)	(10,411)	—	—	—	—
Net Increase / (Decrease)	(2,339)	$ (38,272)	1,912	$ 32,554	—	$ —	—	$ —

	Rampart Equity Trend Fund				Rampart Multi-Asset Trend Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	443	$ 6,237	274	$ 4,147	51	$ 546	202	$ 2,287
Reinvestment of distributions	—	—	—	—	2	23	—	—
Shares repurchased and cross class conversions	(819)	(11,692)	(3,189)	(47,756)	(143)	(1,548)	(566)	(6,317)
Net Increase / (Decrease)	(376)	$ (5,455)	(2,915)	$ (43,609)	(90)	$ (979)	(364)	$ (4,030)
Class C
Shares sold and cross class conversions	53	$ 717	109	$ 1,569	42	$ 430	86	$ 940
Shares repurchased and cross class conversions	(2,200)	(29,861)	(5,260)	(75,083)	(662)	(6,904)	(1,279)	(13,882)
Net Increase / (Decrease)	(2,147)	$ (29,144)	(5,151)	$ (73,514)	(620)	$ (6,474)	(1,193)	$ (12,942)
Class I
Shares sold and cross class conversions	235	$ 3,405	1,282	$ 19,512	48	$ 531	376	$ 4,197
Reinvestment of distributions	—	—	—	—	6	59	—	—
Shares repurchased and cross class conversions	(1,333)	(19,212)	(5,131)	(76,344)	(308)	(3,352)	(630)	(7,117)
Net Increase / (Decrease)	(1,098)	$ (15,807)	(3,849)	$ (56,832)	(254)	$ (2,762)	(254)	$ (2,920)
Class R6
Shares sold and cross class conversions	—	$ —	24	$ 353	—	$ —	—	$ —
Net Increase / (Decrease)	—	$ —	24	$ 353	—	$ —	—	$ —

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Rampart Sector Trend Fund				Vontobel Global Opportunities Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,296	$ 15,894	275	$ 3,599	1,725	$ 24,578	477	$ 7,932
Reinvestment of distributions	56	662	54	696	656	9,077	359	5,810
Shares repurchased and cross class conversions	(527)	(6,603)	(1,537)	(20,032)	(1,760)	(26,581)	(1,695)	(28,249)
Net Increase / (Decrease)	825	$ 9,953	(1,208)	$ (15,737)	621	$ 7,074	(859)	$ (14,507)
Class C
Shares sold and cross class conversions	113	$ 1,388	127	$ 1,638	275	$ 3,268	442	$ 6,289
Reinvestment of distributions	5	57	2	22	283	3,269	136	1,893
Shares repurchased and cross class conversions	(1,748)	(20,973)	(2,415)	(30,730)	(488)	(6,023)	(511)	(7,259)
Net Increase / (Decrease)	(1,630)	$ (19,528)	(2,286)	$ (29,070)	70	$ 514	67	$ 923
Class I
Shares sold and cross class conversions	1,022	$ 13,697	792	$ 10,251	2,795	$ 40,850	2,420	$ 40,329
Reinvestment of distributions	65	769	58	744	543	7,501	195	3,157
Shares repurchased and cross class conversions	(903)	(11,197)	(2,396)	(30,852)	(1,441)	(21,267)	(2,547)	(42,950)
Net Increase / (Decrease)	184	$ 3,269	(1,546)	$ (19,857)	1,897	$ 27,084	68	$ 536
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	3	$ 49	89	$ 1,496
Shares issued-merger (See Note 13)	—	—	—	—	3,524	52,884	—	—
Reinvestment of distributions	—	—	—	—	18	263	—	—
Shares repurchased and cross class conversions	—	—	—	—	(1)	(11)	(64)	(1,089)
Net Increase / (Decrease)	—	$ —	—	$ —	3,544	$ 53,185	25	$ 407

	Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	11	$ 142	50	$ 821
Reinvestment of distributions	73	720	30	476
Shares repurchased and cross class conversions	(83)	(934)	(110)	(1,746)
Net Increase / (Decrease)	1	$ (72)	(30)	$ (449)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	1	$ 9	20	$ 319
Reinvestment of distributions	38	363	15	237
Shares repurchased and cross class conversions	(83)	(907)	(43)	(670)
Net Increase / (Decrease)	(44)	$ (535)	(8)	$ (114)
Class I
Shares sold and cross class conversions	30	$ 324	72	$ 1,173
Reinvestment of distributions	60	594	37	587
Shares repurchased and cross class conversions	(54)	(617)	(497)	(8,474)
Net Increase / (Decrease)	36	$ 301	(388)	$ (6,714)
Certain shareholders may exchange shares of one class for shares of another class in the Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of changes in net assets. For the period ended March 31, 2019, the Funds had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class C Shares	Class I Shares	Value
Duff & Phelps Global Infrastructure Fund	163	91	2	82	6	167	$ 3,481
Duff & Phelps Global Real Estate Securities Fund	90	13	12	18	—	95	3,374
Duff & Phelps International Real Estate Securities Fund	8	8	3	11	—	8	132
Herzfeld Fund	6	71	13	30	—	54	1,032
Horizon Wealth Masters Fund	— (1)	15	— (1)	11	—	4	229
KAR Emerging Markets Small-Cap Fund	32	1	—	1	—	32	355
KAR International Small-Cap Fund	148	108	72	135	32	146	5,236
Rampart Alternatives Diversifier Fund	3	319	16	321	—	17	3,615
Rampart Equity Trend Fund	43	302	99	306	6	119	6,118
Rampart Multi-Asset Trend Fund	19	49	1	45	—	20	710
Rampart Sector Trend Fund	49	980	29	949	25	59	12,517
Vontobel Global Opportunities Fund	29	148	4	103	—	53	2,319
Vontobel Greater European Opportunities Fund	2	19	—	3	—	18	220
(1)	Amount is less than $500.
Note 7. 10% Shareholders
As of March 31, 2019, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Global Real Estate Securities Fund	36%	3
Duff & Phelps International Real Estate Securities Fund	73	3
Herzfeld Fund	53	3
Horizon Wealth Masters Fund	12	1
KAR Emerging Markets Small-Cap Fund	41	2
KAR International Small-Cap Fund	60	4

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
	% of Shares Outstanding	Number of Accounts*
Rampart Alternatives Diversifier Fund	16%	1
Rampart Equity Trend Fund	22	2
Rampart Multi-Asset Trend Fund	22	1
Rampart Sector Trend Fund	10	1
Vontobel Global Opportunities Fund	10	1
Vontobel Greater European Opportunities Fund	43	3
*	None of the accounts are affiliated.
Note 8. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2019, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	41%
Duff & Phelps Global Infrastructure Fund	Industrials	27%
Duff & Phelps International Real Estate Securities Fund	Real Estate Operating Companies	28%
KAR Emerging Markets Small-Cap Fund	Communication Services	28%
KAR International Small-Cap Fund	Communication Services	28%
Vontobel Greater European Opportunities Fund	Consumer Staples	25%
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2019, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
The outstanding borrowings during the period ended March 31, 2019, by the Funds were as follows:
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
KAR Emerging Markets Small-Cap Fund	$4	$6,650	3.73%	6
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 74,576	$18,858	$ (2,143)	$ 16,715
Duff & Phelps Global Real Estate Securities Fund	168,053	34,548	(4,163)	30,385
Duff & Phelps International Real Estate Securities Fund	39,673	6,458	(1,880)	4,578
Herzfeld Fund	51,384	2,900	(1,240)	1,660
Horizon Wealth Masters Fund	48,448	12,384	(2,322)	10,062
KAR Emerging Markets Small-Cap Fund	56,315	8,143	(2,169)	5,974
KAR International Small-Cap Fund	1,194,591	89,637	(69,709)	19,928
Rampart Alternatives Diversifier Fund	61,978	3,126	(23,685)	(20,559)
Rampart Equity Trend Fund	329,612	21,296	(3,631)	17,665
Rampart Multi-Asset Trend Fund	54,830	2,816	(222)	2,594
Rampart Sector Trend Fund	207,783	10,374	(2,055)	8,319
Vontobel Global Opportunities Fund	198,792	84,605	(7,259)	77,346
Vontobel Greater European Opportunities Fund	3,929	1,591	(280)	1,311
Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:
	2019		No Expiration		Total
	Short - Term	Short - Term	Long-Term	Short - Term	Long-Term
Duff & Phelps International Real Estate Securities Fund	$884	$ 1,204	$ —	$ 2,088	$ —
KAR Emerging Markets Small-Cap Fund	—	—	193	—	193
Rampart Equity Trend Fund	—	478,968	—	478,968	—
Rampart Multi-Asset Trend Fund	—	22,620	—	22,620	—
Rampart Sector Trend Fund	—	22,065	—	22,065	—
The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryover may be subject to limits on use of losses.
Note 13. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Global Equity Institutional Fund (the “Merged Fund”), a series of Advisers Investment Trust, and Vontobel Global Opportunities Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a larger fund with a substantially similar investment objective and style as, and potentially deliver better value than, the Merged Fund. The reorganization was accomplished by a tax-free exchange of shares on March 22, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Vontobel Global Equity Institutional Fund	Class I Shares 3,976,178	Vontobel Global Opportunities Fund	Class R6 Shares 3,523,715	$52,884
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Vontobel Global Equity Institutional Fund	$52,884	$9,853	Vontobel Global Opportunities Fund	$447
The net assets of the Acquiring Fund immediately following the acquisition were $53,331.
Assuming the acquisition had been completed on October 1, 2018, the Vontobel Global Equity Institutional Fund’s results of operations for the period ended March 31, 2019, would have been as follows:
Net investment income (loss)	$(161) (a)
Net realized and unrealized gain (loss) on investments	2,759 (b)
Net increase (decrease) in net assets resulting from operations	$2,598
(a) $(235), as reported in the Statement of Operations, plus $74 net investment income from Vontobel Global Equity Institutional Fund pre-merger.
(b) $3,373, as reported in the Statement of Operations, plus $(614) net realized and unrealized gain (loss) on investments from Vontobel Global Equity Institutional Fund pre-merger.
Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Vontobel Global Equity Institutional Fund that have been included in the acquiring Vontobel Global Opportunities Fund Statement of Operations since March 22, 2019.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Funds.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 15. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)
VIRTUS OPPORTUNITIES TRUST
At a special meeting of shareholders of Virtus KAR Emerging Markets Small-Cap Fund, a series of Virtus Opportunities Trust, held on November 20, 2018, shareholders voted on the following proposal:
Proposal 1.

Number of Eligible Shares Voted:	FOR	AGAINST	ABSTAIN
To approve a change to the Virtus KAR Emerging Markets Small-Cap Fund’s status from diversified to non-diversified.	23,289,861.44	400,864.58	152,584.49
Shareholders of the Virtus KAR Emerging Markets Small-Cap Fund voted to approve the above proposal.
At a special meeting of shareholders of the Virtus KAR International Small-Cap Fund, a series of Virtus Opportunities Trust, held on November 20, 2018, shareholders voted on the following proposal:
Proposal 2.

Number of Eligible Shares Voted:	FOR	AGAINST	ABSTAIN	UNINSTRUCTED
To approve a change to the Virtus KAR International Small-Cap Fund’s status from diversified to non-diversified.	270,979,038.61	6,786,889.01	2,641,611.13	28,123,607.10
Shareholders of the Virtus KAR International Small-Cap Fund voted to approve the above proposal.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND, VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) with respect to Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, and Virtus Duff & Phelps International Real Estate Securities Fund; the Trust, VIA and Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”) with respect to Virtus Herzfeld Fund; the Trust, VIA and Horizon Asset Management, LLC (“Horizon”) with respect to Virtus Horizon Wealth Masters Fund; the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Emerging Markets Small-Cap Fund and Virtus KAR International Small-Cap Fund; the Trust, VIA and Rampart Investment Management Company, LLC (“Rampart”) with respect to Virtus Rampart Alternatives Diversifier Fund, Virtus Rampart Equity Trend Fund, Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund; and the Trust, VIA and Vontobel Asset Management, Inc. (“Vontobel”) with respect to Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund (each of Duff & Phelps, Herzfeld, Horizon, KAR, Rampart and Vontobel, a “Subadviser” and collectively, the “Subadvisers”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND, VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued) (Unaudited)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND, VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued) (Unaudited)
Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2018.
Virtus Duff & Phelps Global Infrastructure Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and that the Fund’s performance was equal to the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed the median of its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Duff & Phelps International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Herzfeld Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Horizon Wealth Masters Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3- and 5-year periods.
Virtus KAR Emerging Markets Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1- and 3-year periods.
Virtus KAR International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Rampart Alternatives Diversifier Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Rampart Equity Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Rampart Multi-Asset Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Rampart Sector Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Vontobel Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Vontobel Greater European Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3-year period. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 5-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. With respect to the Virtus Rampart Alternatives Diversifier Fund, Virtus Rampart Equity Trend Fund, Virtus Rampart

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND, VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued) (Unaudited)
Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund, the Board also considered that each Fund had recently changed the subadviser(s), so that some of the performance shown was that of the prior subadviser(s). After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance and/or management’s discussion of plans to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders, and that VIA had proposed to lower the expense caps in place for Virtus Vontobel Global Opportunities Fund. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
Virtus Duff & Phelps Global Infrastructure Fund. The Board considered that the Fund’s gross management fee and net total expenses were below the median of the Expense Group.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board considered that the Fund’s gross management fee after waivers and net total expenses after waivers were above the median of the Expense Group.
Virtus Duff & Phelps International Real Estate Securities Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Herzfeld Fund. The Board considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses were below the median of the Expense Group.
Virtus Horizon Wealth Masters Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus KAR Emerging Markets Small-Cap Fund. The Board considered that the Fund’s gross management fee was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.
Virtus KAR International Small-Cap Fund. The Board considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.
Virtus Rampart Alternatives Diversifier Fund. The Board considered that the Fund’s gross management fee and net total expenses including indirect expenses were below the median of the Expense Group. The Board also noted that the Fund is not subject to a direct investment advisory fee.
Virtus Rampart Equity Trend Fund. The Board considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses were below the median of the Expense Group.
Virtus Rampart Multi-Asset Trend Fund. The Board considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND, VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued) (Unaudited)
Virtus Rampart Sector Trend Fund. The Board considered that the Fund’s gross management fee and net total expenses were below the median of the Expense Group.
Virtus Vontobel Global Opportunities Fund. The Board considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.
Virtus Vontobel Greater European Opportunities Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Virtus Vontobel Global Opportunities Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc., Horizon Asset Management LLC and Thomas J. Herzfeld Advisors, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for all of the Funds with investment advisory fees included breakpoints based on assets under management, and that expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure for each Fund. The Board also took into account the current sizes of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND, VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Continued) (Unaudited)
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real
Estate Securities Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus Herzfeld Fund and Virtus KAR Emerging Markets Small-Cap Fund,
each a series of Virtus Opportunities Trust
Supplement dated April 12, 2019 to the Summary Prospectuses
and the Virtus Opportunities Trust Statutory Prospectus,
each dated January 28, 2019, as supplemented
Important Notice to Investors
Virtus Duff & Phelps Global Real Estate Securities Fund
In the section “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the first paragraph is hereby revised and replaced with the following:
The fund provides global exposure to the real estate securities market, focusing on owners and operators with recurring rental income.
In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:
>   Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:
	1 Year	5 Year	Since Inception (3/2/09)	Class R6 Since Inception (11/3/16)
Class I
Return Before Taxes	-4.65%	-7.06%	15.85%	—
Return After Taxes on Distributions	-5.79%	5.93%	14.22%	—
Return After Taxes on Distributions and Sale of Fund Shares	-2.61%	5.11%	12.69%	—
Class A
Return Before Taxes	-10.37%	5.54%	14.86%	—
Class C
Return Before Taxes	-5.56%	6.00%	14.70%	—
Class R6
Return Before Taxes	-4.49%	—	—	5.39%
FTSE ERPA/NAREIT Developed Index (net) (reflects no deduction for fees, expenses or taxes)	-5.63%	4.34%	14.13%	3.03%

Virtus Duff & Phelps International Real Estate Securities Fund
In the section “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the first paragraph is hereby revised and replaced with the following:
The fund provides non-U.S. exposure to the real estate securities market, focusing on owners and operators with recurring rental income.
In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:
>   Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
Virtus Duff & Phelps Real Estate Securities Fund
In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:
>   Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
Virtus Herzfeld Fund
In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:
	1 Year	5 Year	Since Inception (9/5/12)
Class I
Return Before Taxes	-9.29%	4.95%	5.84%
Return After Taxes on Distributions	-12.28%	2.88%	3.92%
Return After Taxes on Distributions and Sale of Fund	-4.34%	3.20%	3.95%
Class A
Return Before Taxes	-14.72%	3.47%	4.60%
Class C
Return Before Taxes	-10.15%	3.92%	4.80%
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	-9.41%	4.26%	7.85%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	1.73%
Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	-5.52%	3.72%	5.51%
In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

>   Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
Virtus KAR Emerging Markets Small-Cap Fund
In the section “Principal Investment Strategies” in the summary prospectus and in the summary section of the fund’s statutory prospectus, the second sentence of the second paragraph is hereby replaced with the following: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”
Under “Principal Investment Strategies” on page 123 of the statutory prospectus, the second sentence of the first paragraph is hereby replaced with the following: “The fund’s subadviser considers small-capitalizatio companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”
Investors should retain this supplement with the
Prospectuses for future reference.
VOT 8020/Corrections (04/2019)

Virtus Vontobel Emerging Markets Opportunities Fund,
Virtus Vontobel Foreign Opportunities Fund
and Virtus Vontobel Global Opportunities Fund,
each a series of Virtus Opportunities Trust
Supplement dated January 24, 2019 to the Summary Prospectuses dated January 29, 2018, and the Virtus Opportunities Trust Statutory Prospectus,
dated January 29, 2018, each as supplemented
Important Notice to Investors
Effective January 28, 2019, the funds’ investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements for Class R6 Shares of the funds. These changes are described in more detail below. The expense limitation arrangements for other share classes shown for Virtus Vontobel Foreign Opportunities Fund and Virtus Vontobel Global Opportunities Fund reflect the expense limitation arrangements implemented effective December 1, 2018.
Virtus Vontobel Emerging Markets Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Mangement Fees	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.37% (b)	0.29% (b)	0.27% (b)	0.19% (b)	0.37% (c)
Total Annual Fund Operating Expenses	1.58%	2.25%	1.23%	1.15%	1.58%
Less: Fee Waiver and/or Expense Reimbursement(d)	N/A	N/A	N/A	(0.17)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.58%	2.25%	1.23%	0.98%	1.58%

(b)	Restated to reflect current fees and expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.98% for Class R6 Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	1 Year	3 Years	5 Years	10 Years	10 Years
Class A	Sold or Held	$726	$1,045	$1,386	$2,345
Class C	Sold	$328	$703	$1,205	$2,585
	Held	$228	$703	$1,205	$2,585

	1 Year	3 Years	5 Years	10 Years	10 Years
Class I	Sold or Held	$125	$390	$676	$1,489
Class R6	Sold or Held	$100	$330	$599	$1,364
Class T	Sold or Held	$407	$736	$1,089	$2,081
Virtus Vontobel Foreign Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Mangement Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.33% (b)	0.25% (b)	0.27% (b)	0.18% (b)	0.33% (c)
Total Annual Fund Operating Expenses	1.43%	2.10%	1.12%	1.03%	1.43%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.04)%	(0.05)%	(0.05)%	(0.08)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.39%	2.05%	1.07%	0.95%	1.43%

(b)	Restated to reflect current fees and expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 2.05% for Class C Shares, 1.07% for Class I Shares, and 0.95% for Class R6 Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	1 Year	3 Years	5 Years	10 Years	10 Years
Class A	Sold or Held	$708	$998	$1,308	$2,186
Class C	Sold	$308	$653	$1,124	$2,227
	Held	$208	$653	$1,124	$2,427
Class I	Sold or Held	$109	$351	$612	$1,359
Class R6	Sold or Held	$97	$311	$552	$1,244
Class T	Sold or Held	$392	$691	$1,012	$1,920
Virtus Vontobel Global Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Mangement Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.30% (b)	0.31% (b)	0.31% (b)	0.26% (c)	0.30% (c)
Total Annual Fund Operating Expenses	1.40%	2.16%	1.16%	1.11%	1.40%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.04)%	(0.05)%	(0.07)%	(0.21)%	(0.00)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.36%	2.11%	1.09%	0.90%	1.40%

(b)	Restated to reflect current fees and expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.36% for Class A Shares, 2.11% for Class C Shares, 1.09% for Class I Shares, 0.90% for Class R6 Shares and 1.55% for Class T Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$706	$989	$1,293	$2,155
Class C	Sold	$314	$671	$1,155	$2,489
	Held	$214	$671	$1,155	$2,489
Class I	Sold or Held	$111	$362	$632	$1,403
Class R6	Sold or Held	$92	$310	$569	$1,311
Class T	Sold or Held	$389	$682	$997	$1,888
Both Funds
In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each fund will be replaced with the following and the new footnote added after the table.
	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Vontobel Emerging Markets Opportunities Fund**	N/A	N/A	N/A	N/A	0.98%	N/A
Virtus Vontobel Foreign Opportunities Fund**	1.39%	2.05%	N/A	1.07%	0.95%	N/A
Virtus Vontobel Global Opportunities Fund**	1.36%	2.11%	N/A	1.09%	0.90%	1.55%
** Contractual through March 31, 2021.
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/EMOppsForeignOpps&GlobalOpps NewR6ExpCaps (1/19)

Virtus KAR International Small-Cap Fund,
a series of Virtus Opportunities Trust
Supplement dated December 31, 2018 to the
Prospectuses dated January 29, 2018, as supplemented
Important Notice to Investors
Effective December 31, 2018, Craig Stone is no longer a portfolio manager of KAR International Small-Cap Fund (the “Fund”). In addition, Hyung Kim is added as a portfolio manager of the Fund. The resulting disclosure changes to the Fund’s prospectuses are described below.
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus is hereby replaced in its entirety with the following:
>   Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since December 2018.
>   Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in September 2012.
In the section “Portfolio Management” beginning on page 186 of the statutory prospectus, the table under the subheading “KAR” is hereby replaced with the following:
Virtus KAR Emerging Markets Small-Cap Fund	Hyung Kim (since April 2017) Craig Thrasher, CFA (since the fund’s inception in December 2013)
Virtus KAR International Small-Cap Fund	Hyung Kim (since December 2018) Craig Thrasher, CFA (since the fund’s inception in September 2013)
The portfolio manager biographies under the referenced table are hereby amended by removing the reference to Mr. Stone.
All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/InternationalSmall-CapPMChanges (12/2018)

Virtus KAR Emerging Markets Small-Cap Fund and
Virtus KAR International Small-Cap Fund,
each a series of Virtus Opportunities Trust
Supplement dated November 30, 2018 to the Summary Prospectuses and Statutory Prospectus, each dated January 29, 2018, as supplemented
IMPORTANT NOTICE TO INVESTORS
Shareholders of Virtus KAR Emerging Markets Small-Cap Fund and Virtus KAR International Small-Cap Fund (the “Funds”) approved a change to each Fund’s fundamental policy and classification from a diversified fund to a non-diversified fund. The changes to each Fund’s fundamental policy are effective November 30, 2018. The resulting disclosure changes are described below.
Under “Principal Investment Strategies” in the Funds’ summary prospectuses and summary section of the statutory prospectus, the following sentence is hereby added at the end the second paragraph for each Fund: “The fund is non-diversified under federal securities laws.”
Under “Principal Risks” in the Funds’ summary prospectuses and each Fund’s summary section of the statutory prospectus, the following disclosure is hereby added:
>   Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.
The sixth paragraph under “Principal Investment Strategies” on pages 146 and 147 of the statutory prospectus will be replaced with the following:
“The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings. The fund is nondiversified under federal securities laws.”
In the section “More Information About Risks Related to Principal Investment Strategies” beginning on page 168 of the statutory prospectus, the row entitled “Non Diversification Risk” is hereby amended to add an “X” to the column showing risks of each Fund thereby indicating that this risk disclosure applies to each Fund.
Investors should retain this supplement with the
Prospectuses for future reference.
VOT 8020/EMSC&ISC Non-Diversified

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8638	05-19

SEMI-ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2019
Virtus Duff & Phelps Real Estate Securities Fund*
*Prospectus supplement appears at the back of this annual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Duff & Phelps Real Estate Securities Fund
(“Duff  &  Phelps Real Estate Securities Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	17
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	26
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
For periods prior to the quarter ending June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective June 30, 2019, the Trust will file a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Duff & Phelps Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2019.
Despite a strong rebound in the first quarter of 2019, many global market indexes remained in negative territory for the six months ended March 31, 2019. During this period, U.S. large-cap stocks, as measured by the S&P 500® Index, decreased 1.72%, while small-cap stocks fell even further, decreasing 8.56%, as measured by the Russell 2000® Index. Within international equities, emerging markets produced positive returns, with the MSCI Emerging Markets Index (net) up 1.71%, while developed markets, as measured by the MSCI EAFE® Index (net), fell 3.81%.
In fixed income markets, the yield on the 10-year Treasury was at 2.41% at March 31, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 4.63% for the six months. Non-investment grade bonds also produced positive returns during the period, up 2.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

DUFF & PHELPS REAL ESTATE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Duff & Phelps Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,060.70	1.39%	$ 7.14
Class C	1,000.00	1,057.10	2.09	10.72
Class I	1,000.00	1,062.10	1.09	5.60
Class R6	1,000.00	1,063.30	0.90	4.63

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
2

DUFF & PHELPS REAL ESTATE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,018.00	1.39%	$ 6.99
Class C	1,000.00	1,014.51	2.09	10.50
Class I	1,000.00	1,019.50	1.09	5.49
Class R6	1,000.00	1,020.44	0.90	4.53

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

DUFF & PHELPS REAL ESTATE SECURITIES FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2019
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

DUFF & PHELPS REAL ESTATE SECURITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2019
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2019.
Apartments	16%
Office	15
Industrials	12
Data Centers	10
Health Care	8
Lodging/Resorts	7
Self Storage	7
Other	25
Total	100%
	Shares	Value
Common Stocks—98.4%
Real Estate Investment Trusts—98.4%
Data Centers—10.2%
CyrusOne, Inc.	339,070	$ 17,781
Digital Realty Trust, Inc.	284,163	33,815
Equinix, Inc.	20,901	9,472
		61,068

Diversified—0.9%
Vornado Realty Trust	85,395	5,759
Health Care—8.0%
HCP, Inc.	869,300	27,209
Healthcare Trust of America, Inc. Class A	732,000	20,928
		48,137

Industrial/Office—25.8%
Industrial—11.5%
Americold Realty Trust	331,710	10,120
Duke Realty Corp.	699,193	21,381
Prologis, Inc.	521,304	37,508
		69,009

	Shares	Value

Office—14.3%
Alexandria Real Estate Equities, Inc.	201,105	$ 28,670
Cousins Properties, Inc.	2,250,439	21,739
Douglas Emmett, Inc.	406,508	16,431
Kilroy Realty Corp.	155,966	11,847
Paramount Group, Inc.	512,241	7,269
		85,956

Total Industrial/Office		154,965

Lodging/Resorts—7.4%
Host Hotels & Resorts, Inc.	813,294	15,371
RLJ Lodging Trust	704,105	12,371
Ryman Hospitality Properties, Inc.	131,650	10,827
Summit Hotel Properties, Inc.	505,777	5,771
		44,340

Residential—22.2%
Apartments—15.5%
Apartment Investment & Management Co. Class A	370,938	18,654

See Notes to Financial Statements.
6

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Residential—continued
Apartments—continued
AvalonBay Communities, Inc.	146,890	$ 29,485
Equity Residential	245,695	18,506
Essex Property Trust, Inc.	55,904	16,170
Mid-America Apartment Communities, Inc.	91,500	10,004
		92,819

Manufactured Homes—3.7%
Sun Communities, Inc.	189,180	22,422
Single Family Homes—3.0%
American Homes 4 Rent Class A	797,600	18,121
Total Residential		133,362

Retail—14.3%
Free Standing—2.2%
Spirit Realty Capital, Inc.	321,296	12,765
Regional Malls—5.9%
Simon Property Group, Inc.	148,041	26,975
Taubman Centers, Inc.	162,291	8,582
		35,557

Shopping Centers—6.2%
Brixmor Property Group, Inc.	779,596	14,321
	Shares	Value

Shopping Centers—continued
Regency Centers Corp.	341,500	$ 23,048
		37,369

Total Retail		85,691

Self Storage—6.5%
CubeSmart	434,550	13,923
Extra Space Storage, Inc.	175,129	17,847
Public Storage	34,400	7,492
		39,262

Specialty—3.1%
VICI Properties, Inc.	852,300	18,648
Total Common Stocks (Identified Cost $404,825)		591,232

Total Long-Term Investments—98.4% (Identified Cost $404,825)		591,232

TOTAL INVESTMENTS—98.4% (Identified Cost $404,825)		591,232
Other assets and liabilities, net—1.6%		9,502
NET ASSETS—100.0%		$600,734
See Notes to Financial Statements.
7

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$591,232	$591,232
Total Investments	$591,232	$591,232
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
See Notes to Financial Statements.
8

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 591,232
Cash	4,045
Receivables
Investment securities sold	8,663
Fund shares sold	422
Dividends and interest	2,365
Prepaid trustee retainer	12
Prepaid expenses	50
Other assets	43
Total assets	606,832
Liabilities
Payables
Fund shares repurchased	729
Investment securities purchased	4,548
Investment advisory fees	377
Distribution and service fees	50
Administration and accounting fees	56
Transfer agent and sub-transfer agent fees and expenses	198
Professional fees	14
Trustee deferred compensation plan	43
Other accrued expenses	83
Total liabilities	6,098
Net Assets	$ 600,734
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 381,055
Accumulated earnings (loss)	219,679
Net Assets	$ 600,734
Net Assets:
Class A	$ 178,316
Class C	$ 13,763
Class I	$ 376,612
Class R6	$ 32,043
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	7,424,752
Class C	574,685
Class I	15,715,419
Class R6	1,336,399
See Notes to Financial Statements.
9

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:
Class A	$ 24.02
Class C	$ 23.95
Class I	$ 23.96
Class R6	$ 23.98
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 25.49
(1) Investment in securities at cost	$ 404,825

See Notes to Financial Statements.
10

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
Investment Income
Dividends	$ 11,239
Total investment income	11,239
Expenses
Investment advisory fees	2,305
Distribution and service fees, Class A	228
Distribution and service fees, Class C	101
Administration and accounting fees	324
Transfer agent fees and expenses	133
Sub-transfer agent fees and expenses, Class A	172
Sub-transfer agent fees and expenses, Class C	14
Sub-transfer agent fees and expenses, Class I	260
Printing fees and expenses	54
Professional fees	15
Registration fees	37
Trustees’ fees and expenses	27
Miscellaneous expenses	39
Total expenses	3,709
Less expenses reimbursed and/or waived by investment adviser(1)	(8)
Less low balance account fees	— (2)
Net expenses	3,701
Net investment income (loss)	7,538
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	50,736
Net change in unrealized appreciation (depreciation) from:
Investments	(24,286)
Net realized and unrealized gain (loss) on investments	26,450
Net increase (decrease) in net assets resulting from operations	$ 33,988

(1)	See Note 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements.
11

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
(Reported in thousands)
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 7,538	$ 10,617
Net realized gain (loss)	50,736	81,919
Net change in unrealized appreciation (depreciation)	(24,286)	(63,040)
Increase (decrease) in net assets resulting from operations	33,988	29,496
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(26,652)	(49,347) (1)
Class C	(3,438)	(6,009) (1)
Class I	(55,984)	(77,621) (1)
Class R6	(4,205)	(3,291) (1)
Dividends and Distributions to Shareholders	(90,279)	(136,268)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (846 and 2,209 shares, respectively)	19,217	58,452
Class C (31 and 46 shares, respectively)	698	1,216
Class I (2,442 and 4,719 shares, respectively)	55,862	124,722
Class R6 (332 and 464 shares, respectively)	7,813	12,381
Reinvestment of distributions:
Class A (1,154 and 1,799 shares, respectively)	24,974	46,925
Class C (152 and 221 shares, respectively)	3,266	5,744
Class I (2,563 and 2,922 shares, respectively)	55,344	76,104
Class R6 (194 and 126 shares, respectively)	4,193	3,281
Shares repurchased and cross class conversions:
Class A ((2,650) and (6,842) shares, respectively)	(64,353)	(181,209)
Class C ((607) and (692) shares, respectively)	(13,663)	(18,140)
Class I ((5,656) and (9,016) shares, respectively)	(138,355)	(243,762)
Class R6 ((171) and (264) shares, respectively)	(4,065)	(7,002)
Increase (decrease) in net assets from capital transactions	(49,069)	(121,288)
Net increase (decrease) in net assets	(105,360)	(228,060)
Net Assets
Beginning of period	706,094	934,154
End of Period	$ 600,734	$ 706,094
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 692

See Notes to Financial Statements.
12

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(Reported in thousands)
(1)	For the year ended September 30, 2018, the distributions to shareholders for the Fund were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (3,085)
Class C	(129)
Class I	(6,332)
Class R6	(335)
Net realized gains:
Class A	(46,262)
Class C	(5,880)
Class I	(71,289)
Class R6	(2,956)
Total	$(136,268)
See Notes to Financial Statements.
13

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/18 to 3/31/19(6)	$26.76	0.27	0.89	1.16	(0.25)	(3.65)	(3.90)
10/1/17 to 9/30/18	30.43	0.31	0.75	1.06	(0.30)	(4.43)	(4.73)
10/1/16 to 9/30/17	36.87	0.38	(0.48)	(0.10)	(0.40)	(5.94)	(6.34)
10/1/15 to 9/30/16	38.45	0.47	4.80	5.27	(0.48)	(6.37)	(6.85)
10/1/14 to 9/30/15	36.65	0.51	3.76	4.27	(0.53)	(1.94)	(2.47)
10/1/13 to 9/30/14	35.10	0.29	3.86	4.15	(0.29)	(2.31)	(2.60)
Class C
10/1/18 to 3/31/19(6)	$26.69	0.18	0.88	1.06	(0.15)	(3.65)	(3.80)
10/1/17 to 9/30/18	30.35	0.12	0.76	0.88	(0.11)	(4.43)	(4.54)
10/1/16 to 9/30/17	36.77	0.15	(0.47)	(0.32)	(0.16)	(5.94)	(6.10)
10/1/15 to 9/30/16	38.37	0.20	4.78	4.98	(0.21)	(6.37)	(6.58)
10/1/14 to 9/30/15	36.59	0.22	3.73	3.95	(0.23)	(1.94)	(2.17)
10/1/13 to 9/30/14	35.04	0.01	3.87	3.88	(0.02)	(2.31)	(2.33)
Class I
10/1/18 to 3/31/19(6)	$26.71	0.31	0.88	1.19	(0.29)	(3.65)	(3.94)
10/1/17 to 9/30/18	30.39	0.40	0.73	1.13	(0.38)	(4.43)	(4.81)
10/1/16 to 9/30/17	36.83	0.46	(0.48)	(0.02)	(0.48)	(5.94)	(6.42)
10/1/15 to 9/30/16	38.42	0.56	4.80	5.36	(0.58)	(6.37)	(6.95)
10/1/14 to 9/30/15	36.62	0.62	3.75	4.37	(0.63)	(1.94)	(2.57)
10/1/13 to 9/30/14	35.07	0.39	3.86	4.25	(0.39)	(2.31)	(2.70)
Class R6
10/1/18 to 3/31/19(6)	$26.72	0.35	0.87	1.22	(0.31)	(3.65)	(3.96)
10/1/17 to 9/30/18	30.39	0.47	0.71	1.18	(0.42)	(4.43)	(4.85)
10/1/16 to 9/30/17	36.84	0.50	(0.48)	0.02	(0.53)	(5.94)	(6.47)
10/1/15 to 9/30/16	38.42	0.70	4.73	5.43	(0.64)	(6.37)	(7.01)
11/12/14 (10) to 9/30/15	40.32	0.79	(0.06)	0.73	(0.69)	(1.94)	(2.63)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
14

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

(2.74)	$24.02	6.07%	$178,316	1.39%	1.39%	2.24%	19%
(3.67)	26.76	4.03	216,062	1.38	1.38	1.16	12
(6.44)	30.43	0.63 (7)	331,957	1.39 (7)	1.39	1.21 (7)	20
(1.58)	36.87	15.58	530,135	1.39 (8)	1.39	1.29	31
1.80	38.45	11.34	621,507	1.36	1.36	1.26	22
1.55	36.65	12.75	745,473	1.38	1.38	0.79	28

(2.74)	$23.95	5.71%	$ 13,763	2.09%	2.09%	1.46%	19%
(3.66)	26.69	3.28	26,643	2.07	2.07	0.45	12
(6.42)	30.35	(0.09) (7)	43,219	2.13 (7)	2.13	0.48 (7)	20
(1.60)	36.77	14.70	67,216	2.15 (8)	2.15	0.55	31
1.78	38.37	10.49	66,023	2.11	2.11	0.56	22
1.55	36.59	11.91	62,889	2.13	2.13	0.04	28

(2.75)	$23.96	6.21%	$376,612	1.09%	1.09%	2.57%	19%
(3.68)	26.71	4.31	437,179	1.08	1.08	1.49	12
(6.44)	30.39	0.90 (7)	539,098	1.13 (7)	1.13	1.49 (7)	20
(1.59)	36.83	15.85	619,818	1.14 (8)	1.14	1.52	31
1.80	38.42	11.63	647,976	1.11	1.11	1.55	22
1.55	36.62	13.04	673,005	1.13	1.13	1.07	28

(2.74)	$23.98	6.33%	$ 32,043	0.90%	0.96%	2.94%	19%
(3.67)	26.72	4.50	26,210	0.93 (9)	0.95	1.75	12
(6.45)	30.39	1.06 (7)	19,880	0.98 (7)	0.98	1.62 (7)	20
(1.58)	36.84	16.06	21,604	0.98 (8)	0.98	1.93	31
(1.90)	38.42	1.54	1,647	0.94	0.94	2.30	22 (11)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
15

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by less than 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by less than 0.01%.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire year ended September 30, 2015.
See Notes to Financial Statements.
16

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which the Duff & Phelps Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee the Fund will achieve its objectives.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low balance account fees” in the Fund’s Statement of Operations for the period, as applicable. The net expense ratio disclosed in the Financial Highlights includes a waiver of such low balance account fees.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by
17

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar
18

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost bases, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31,
19

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
G.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At March 31, 2019, the Fund did not loan securities.
Note 3. Investment Advisory Fees and Related Party Transactions
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The
20

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
0.75%	0.70%	0.65%
B.	Subadviser
Duff & Phelps Investment Management Co. (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
The Adviser has contractually agreed to limit the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed, on an annualized basis, 0.90% of average daily net assets for Class R6 shares through January 31, 2020. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2021	2022	Total
Class R6	$4	$8	$ 12

E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2019, it retained net commissions of $3 for Class A shares and CDSC of $— * for Class C shares.
21

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
* Amount is less than $500.
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2019, the Fund incurred administration fees totaling $293 which are included in the Statement of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended March 31, 2019, the Fund incurred transfer agent fees totaling $577 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Fund. The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2019.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short term securities) during the period ended March 31, 2019, were as follows:
Purchases	Sales
$118,576	$245,141
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2019.
22

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 5. Capital Share Transactions
(reported in thousands)
Certain shareholders may exchange shares of one class for shares of another class in the Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of changes in net assets. For the period ended March 31, 2019, the Fund had the following exchange transactions:
Exchange Redemptions	Exchange Redemptions		Exchange Subscriptions
Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class I Shares	Value
70	372	7	361	88	$10,014
Note 6. 10% Shareholders
As of March 31, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts
27%	2 *
*	The shareholders are not affiliated with Virtus.
Note 7. Credit Risk and Asset Concentration
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2019, the Fund did not hold any securities that were restricted.
23

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no outstanding borrowings at any time during the period ended March 31, 2019.
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$417,050	$182,684	$ (8,502)	$174,182
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds
24

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Fund.
Note 13. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
25

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement”) among the Trust, VIA and Duff & Phelps Investment Management Co. (the “Subadviser”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Duff & Phelps Real Estate Securities Fund (the “Fund”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was
27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2018.
The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the Fund had expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee
28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
The Board considered that the Fund’s gross management fee was below the median of the Expense Group, and the Fund’s net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain
29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
30

Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus Herzfeld Fund and Virtus KAR Emerging Markets Small-Cap Fund,
each a series of Virtus Opportunities Trust
Supplement dated April 12, 2019 to the Summary Prospectuses
and the Virtus Opportunities Trust Statutory Prospectus,
each dated January 28, 2019, as supplemented
IMPORTANT NOTICE TO INVESTORS
Virtus Duff & Phelps Global Real Estate Securities Fund
In the section “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the first paragraph is hereby revised and replaced with the following:
The fund provides global exposure to the real estate securities market, focusing on owners and operators with recurring rental income.
In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:
>    Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:
	1 Year	5 Year	Since Inception (3/2/09)	Class R6 Since Inception (11/3/16)
Class I
Return Before Taxes	-4.65%	7.06%	15.85%	—
Return After Taxes on Distributions	-5.79%	5.93%	14.22%	—
Return After Taxes on Distributions and Sale of Fund Shares	-2.61%	5.11%	12.69%	—
Class A
Return Before Taxes	-10.37%	5.54%	14.86%	—
Class C
Return Before Taxes	-5.56%	6.00%	14.70%	—
Class R6
Return Before Taxes	-4.49%	—	—	5.39%
FTSE EPRA/NAREIT Developed Index (net) (reflects no deduction for fees, expenses or taxes)	-5.63%	4.34%	14.13%	3.03%

Virtus Duff & Phelps International Real Estate Securities Fund
In the section “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the first paragraph is hereby revised and replaced with the following:
The fund provides non-U.S. exposure to the real estate securities market, focusing on owners and operators with recurring rental income.
In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:
>    Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
Virtus Duff & Phelps Real Estate Securities Fund
In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:
>    Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
Virtus Herzfeld Fund
In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:
	1 Year	5 Years	Since Inception (9/5/12)
Class I
Return Before Taxes	-9.29%	4.95%	5.84%
Return After Taxes on Distributions	-12.28%	2.88%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	-4.34%	3.20%	3.95%
Class A
Return Before Taxes	-14.72%	3.47%	4.60%
Class C
Return Before Taxes	-10.15%	3.92%	4.80%
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	-9.41%	4.26%	7.85%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	1.73%
Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	-5.52%	3.72%	5.51%
In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

>    Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.
Virtus KAR Emerging Markets Small-Cap Fund
In the section “Principal Investment Strategies” in the summary prospectus and in the summary section of the fund’s statutory prospectus, the second sentence of the second paragraph is hereby replaced with the following: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”
Under “Principal Investment Strategies” on page 123 of the statutory prospectus, the second sentence of the first paragraph is hereby replaced with the following: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”
Investors should retain this supplement with the
Prospectuses for future reference.
VOT 8020/Corrections (04/2019)

THIS PAGE INTENTIONALLY BLANK.

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about
Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8023	05-19

SEMI-ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2019
Virtus Vontobel Foreign Opportunities Fund*
*Prospectus supplement appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Vontobel Foreign Opportunities Fund
(“Vontobel Foreign Opportunities Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	17
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	29
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
For periods prior to the quarter ending June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective June 30, 2019, the Trust will file a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Vontobel Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2019.
Despite a strong rebound in the first quarter of 2019, many global market indexes remained in negative territory for the six months ended March 31, 2019. During this period, U.S. large-cap stocks, as measured by the S&P 500® Index, decreased 1.72%, while small-cap stocks fell even further, decreasing 8.56%, as measured by the Russell 2000® Index. Within international equities, emerging markets produced positive returns, with the MSCI Emerging Markets Index (net) up 1.71%, while developed markets, as measured by the MSCI EAFE® Index (net), fell 3.81%.
In fixed income markets, the yield on the 10-year Treasury was at 2.41% at March 31, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 4.63% for the six months. Non-investment grade bonds also produced positive returns during the period, up 2.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VONTOBEL FOREIGN OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Foreign Opportunities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 998.70	1.41%	$ 7.03
Class C	1,000.00	995.60	2.08	10.35
Class I	1,000.00	1,000.50	1.09	5.44
Class R6	1,000.00	1,001.10	0.99	4.94

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
2

VONTOBEL FOREIGN OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,017.90	1.41%	$ 7.09
Class C	1,000.00	1,014.56	2.08	10.45
Class I	1,000.00	1,019.50	1.09	5.49
Class R6	1,000.00	1,020.00	0.99	4.99

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

VONTOBEL FOREIGN OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

VONTOBEL FOREIGN OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2019
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
5

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2019.
Consumer Staples	24%
Industrials	22
Information Technology	14
Financials	13
Consumer Discretionary	12
Health Care	7
Communication Services	4
Other (includes securities lending collateral)	4
Total	100%
	Shares	Value
Common Stocks—95.7%
Communication Services—3.8%
Alphabet, Inc. Class C (United States)(1)	22,829	$ 26,785
Tencent Holdings Ltd. (China)	304,127	13,986
		40,771

Consumer Discretionary—11.7%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	132,516	24,178
Booking Holdings, Inc. (Netherlands)(1)	20,310	35,439
Industria de Diseno Textil SA (Spain)	796,502	23,409
LVMH Moet Hennessy Louis Vuitton SE (France)	31,434	11,562
Paddy Power Betfair plc (Ireland)	125,534	9,681
Techtronic Industries Co., Ltd. (Hong Kong)	3,201,663	21,515
		125,784

	Shares	Value

Consumer Staples—22.7%
Alimentation Couche-Tard, Inc. Class B (Canada)	735,434	$ 43,322
Anheuser-Busch InBev NV (Belgium)	440,154	36,913
Diageo plc (United Kingdom)	422,913	17,285
Heineken NV (Netherlands)	167,900	17,719
L’Oreal SA (France)	77,450	20,834
Nestle S.A. Registered Shares (Switzerland)	407,180	38,806
Reckitt Benckiser Group plc (United Kingdom)	203,671	16,930
Unilever NV CVA (Netherlands)	642,827	37,338
Wal-Mart de Mexico SAB de C.V. (Mexico)	5,702,306	15,244
		244,391

Financials—12.3%
HDFC Bank Ltd. (India)	1,470,869	49,236
HDFC Bank Ltd. ADR (India)	13,115	1,520

See Notes to Financial Statements.
6

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Financials—continued
Housing Development Finance Corp., Ltd. (India)	778,103	$ 22,107
Itau Unibanco Holding SA Sponsored ADR (Brazil)	1,605,483	14,144
London Stock Exchange Group plc (United Kingdom)	263,398	16,299
Svenska Handelsbanken AB Class A (Sweden)(2)	871,726	9,198
United Overseas Bank Ltd. (Singapore)	1,088,600	20,234
		132,738

Health Care—7.0%
CSL Ltd. (Australia)	120,776	16,718
Fresenius SE & Co. KGaA (Germany)	429,954	23,999
Grifols SA (Spain)	641,183	17,953
Medtronic plc (United States)	175,904	16,021
		74,691

Industrials—21.1%
Ashtead Group plc (United Kingdom)	534,160	12,888
Bunzl plc (United Kingdom)	957,888	31,589
Canadian National Railway Co. (Canada)	359,870	32,216
DCC plc (Ireland)	238,303	20,594
Kingspan Group plc (Ireland)	345,695	16,000
Kingspan Group plc (Ireland)	11,408	526
RELX plc (United Kingdom)	1,179,998	25,216
Rentokil Initial plc (United Kingdom)	2,237,774	10,297
Safran SA (France)	200,921	27,553
Teleperformance (France)	151,795	27,278
	Shares	Value

Industrials—continued
Vinci SA (France)	235,334	$ 22,893
		227,050

Information Technology—13.3%
Constellation Software, Inc. (Canada)	40,442	34,273
Keyence Corp. (Japan)	47,785	29,737
Mastercard, Inc. Class A (United States)	155,681	36,655
SAP SE (Germany)	271,150	31,329
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	278,272	11,398
		143,392

Materials—1.4%
Air Liquide SA (France)	121,649	15,468
Utilities—2.4%
Equatorial Energia S.A. (Brazil)	439,492	8,963
Power Grid Corp. of India Ltd. (India)	5,770,304	16,484
		25,447
Total Common Stocks (Identified Cost $769,364)		1,029,732
Total Long-Term Investments—95.7% (Identified Cost $769,364)		1,029,732

See Notes to Financial Statements.
7

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(3)(4)	9,565,527	$ 9,566
Total Securities Lending Collateral (Identified Cost $9,566)		9,566

TOTAL INVESTMENTS—96.6% (Identified Cost $778,930)		$1,039,298
Other assets and liabilities, net—3.4%		36,266
NET ASSETS—100.0%		$1,075,564

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	12%
France	12
Canada	11
Netherlands	9
India	9
United States	9
Germany	5
Other	33
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,029,732	$1,029,732
Securities Lending Collateral	9,566	9,566
Total Investments	$1,039,298	$1,039,298
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
8

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)(2)	$ 1,039,298
Foreign currency at value(3)	121
Cash	39,808
Receivables
Investment securities sold	5,250
Fund shares sold	508
Dividends and interest	1,742
Tax reclaims	2,233
Securities lending	12
Prepaid trustee retainer	19
Prepaid expenses	53
Other assets	75
Total assets	1,089,119
Liabilities
Payables
Fund shares repurchased	1,217
Investment securities purchased	990
Foreign capital gains tax	428
Collateral on securities loaned	9,566
Investment advisory fees	647
Distribution and service fees	83
Administration and accounting fees	85
Transfer agent and sub-transfer agent fees and expenses	252
Professional fees	26
Trustee deferred compensation plan	75
Other accrued expenses	186
Total liabilities	13,555
Net Assets	$ 1,075,564
Net Assets Consist of:
Common stock $0.001 par value	$ 38
Capital paid in on shares of beneficial interest	804,415
Accumulated earnings (loss)	271,111
Net Assets	$ 1,075,564
Net Assets:
Class A	$ 189,180
Class C	$ 50,595
Class I	$ 778,458
Class R6	$ 57,331
See Notes to Financial Statements.
9

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Shares Outstanding (unlimited number of shares authorized, $0.001 par value):
Class A	6,662,552
Class C	1,830,502
Class I	27,469,658
Class R6	2,024,040
Net Asset Value and Redemption Price Per Share:
Class A	$ 28.39
Class C	$ 27.64
Class I	$ 28.34
Class R6	$ 28.33
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 30.12
(1) Investment in securities at cost	$ 778,930
(2) Market value of securities on loan	$ 9,014
(3) Foreign currency at cost	$ 120

See Notes to Financial Statements.
10

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
Investment Income
Dividends	$ 7,551
Security lending, net of fees	30
Foreign taxes withheld	(584)
Total investment income	6,997
Expenses
Investment advisory fees	4,588
Distribution and service fees, Class A	235
Distribution and service fees, Class C	299
Administration and accounting fees	566
Transfer agent fees and expenses	237
Sub-transfer agent fees and expenses, Class A	143
Sub-transfer agent fees and expenses, Class C	25
Sub-transfer agent fees and expenses, Class I	328
Custodian fees	19
Printing fees and expenses	44
Professional fees	23
Interest expense	7
Registration fees	41
Trustees’ fees and expenses	51
Miscellaneous expenses	115
Total expenses	6,721
Less expenses reimbursed and/or waived by investment adviser(1)	(253)
Less low balance account fees	(2)
Net expenses	6,466
Net investment income (loss)	531
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	33,613
Foreign currency transactions	(253)
Net change in unrealized appreciation (depreciation) from:
Investments(2)	(57,224)
Foreign currency transactions	48
Net realized and unrealized gain (loss) on investments	(23,816)
Net increase (decrease) in net assets resulting from operations	$(23,285)

(1)	See Note 3D in the Notes to Financial Statements.
(2)	Includes net of foreign capital gains tax of $(428).
See Notes to Financial Statements.
11

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
(Reported in thousands)
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 531	$ 6,614
Net realized gain (loss)	33,360	194,612
Net change in unrealized appreciation (depreciation)	(57,176)	(166,104)
Increase (decrease) in net assets resulting from operations	(23,285)	35,122
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(32,698)	(515) (1)
Class C	(11,388)	—
Class I	(145,852)	(5,658) (1)
Class R6	(3,798)	(120) (1)
Dividends and Distributions to Shareholders	(193,736)	(6,293)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (1,055 and 858 shares, respectively)	29,039	30,148
Class C (91 and 156 shares, respectively)	2,339	5,400
Class I (5,007 and 7,445 shares, respectively)	138,102	262,701
Class R6 (1,650 and 654 shares, respectively)	14,057	23,114
Net assets from merger(2):
Class R6 (1,227 and — shares, respectively)	34,204	—
Reinvestment of distributions:
Class A (1,117 and 13 shares, respectively)	28,438	455
Class C (434 and — shares, respectively)	10,767	—
Class I (5,494 and 153 shares, respectively)	139,385	5,358
Class R6 (127 and 3 shares, respectively)	3,230	98
Shares repurchased and cross class conversions:
Class A ((1,628) and (2,962) shares, respectively)	(45,427)	(104,332)
Class C ((922) and (722) shares, respectively)	(24,377)	(24,787)
Class I ((11,416) and (10,439) shares, respectively)	(319,757)	(366,169)
Class R6 ((721) and (259) shares, respectively)	(22,924)	(9,118)
Increase (decrease) in net assets from capital transactions	(12,924)	(177,132)
Net increase (decrease) in net assets	(229,945)	(148,303)
Net Assets
Beginning of period	1,305,509	1,453,812
End of Period	$ 1,075,564	$ 1,305,509
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 7,130

(1)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
(2)	See Note 12.
See Notes to Financial Statements.
12

THIS PAGE INTENTIONALLY BLANK.

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/18 to 3/31/19(6)	$34.62	(0.02)	(0.67)	(0.69)	(0.12)	(5.42)	(5.54)
10/1/17 to 9/30/18	33.95	0.10	0.64	0.74	(0.07)	—	(0.07)
10/1/16 to 9/30/17	29.62	0.09	4.42	4.51	(0.18)	—	(0.18)
10/1/15 to 9/30/16	27.21	0.19	2.47	2.66	(0.25)	—	(0.25)
10/1/14 to 9/30/15	28.12	0.25	(0.92)	(0.67)	(0.24)	—	(0.24)
10/1/13 to 9/30/14	27.01	0.24	1.03	1.27	(0.16)	—	(0.16)
Class C
10/1/18 to 3/31/19(6)	$33.83	(0.12)	(0.65)	(0.77)	—	(5.42)	(5.42)
10/1/17 to 9/30/18	33.34	(0.14)	0.63	0.49	—	—	—
10/1/16 to 9/30/17	29.23	(0.11)	4.33	4.22	(0.11)	—	(0.11)
10/1/15 to 9/30/16	26.95	(0.02)	2.42	2.40	(0.12)	—	(0.12)
10/1/14 to 9/30/15	27.88	0.04	(0.91)	(0.87)	(0.06)	—	(0.06)
10/1/13 to 9/30/14	26.82	0.04	1.02	1.06	—	—	—
Class I
10/1/18 to 3/31/19(6)	$34.70	0.03	(0.68)	(0.65)	(0.29)	(5.42)	(5.71)
10/1/17 to 9/30/18	34.03	0.20	0.65	0.85	(0.18)	—	(0.18)
10/1/16 to 9/30/17	29.63	0.20	4.40	4.60	(0.20)	—	(0.20)
10/1/15 to 9/30/16	27.23	0.26	2.46	2.72	(0.32)	—	(0.32)
10/1/14 to 9/30/15	28.14	0.32	(0.91)	(0.59)	(0.32)	—	(0.32)
10/1/13 to 9/30/14	27.03	0.32	1.02	1.34	(0.23)	—	(0.23)
Class R6
10/1/18 to 3/31/19(6)	$34.72	0.05	(0.69)	(0.64)	(0.33)	(5.42)	(5.75)
10/1/17 to 9/30/18	34.06	0.23	0.64	0.87	(0.21)	—	(0.21)
10/1/16 to 9/30/17	29.63	0.24	4.39	4.63	(0.20)	—	(0.20)
10/1/15 to 9/30/16	27.24	0.33	2.42	2.75	(0.36)	—	(0.36)
11/12/14 (10) to 9/30/15	28.66	0.36	(1.45)	(1.09)	(0.33)	—	(0.33)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
14

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

(6.23)	$28.39	(0.13) %	$ 189,180	1.41% (7)	1.46%	(0.11) %	39%
0.67	34.62	2.17	211,755	1.43	1.43	0.27	39
4.33	33.95	15.41 (8)	278,667	1.45 (8)	1.46	0.28 (8)	31
2.41	29.62	9.77	367,684	1.44 (9)	1.45	0.68	25
(0.91)	27.21	(2.41)	406,429	1.41	1.41	0.89	32
1.11	28.12	4.72	477,036	1.43	1.43	0.85	31

(6.19)	$27.64	(0.44) %	$ 50,595	2.08% (7)	2.13%	(0.82) %	39%
0.49	33.83	1.47	75,379	2.10	2.10	(0.41)	39
4.11	33.34	14.55 (8)	93,166	2.19 (8)	2.20	(0.39) (8)	31
2.28	29.23	8.94	112,180	2.19 (9)	2.20	(0.06)	25
(0.93)	26.95	(3.13)	117,568	2.17	2.17	0.15	32
1.06	27.88	3.95	117,906	2.18	2.18	0.15	31

(6.36)	$28.34	0.05%	$ 778,458	1.09% (7)	1.13%	0.21%	39%
0.67	34.70	2.48	984,802	1.12	1.12	0.57	39
4.40	34.03	15.69 (8)	1,062,609	1.19 (8)	1.20	0.64 (8)	31
2.40	29.63	10.05	958,835	1.19 (9)	1.20	0.90	25
(0.91)	27.23	(2.16)	1,231,349	1.17	1.17	1.14	32
1.11	28.14	4.97	1,263,398	1.18	1.18	1.13	31

(6.39)	$28.33	0.11%	$ 57,331	0.99% (7)	1.05%	0.33%	39%
0.66	34.72	2.55	33,573	1.03	1.03	0.66	39
4.43	34.06	15.82 (8)	19,370	1.08 (8)	1.09	0.75 (8)	31
2.39	29.63	10.16	6,587	1.09 (9)	1.10	1.14	25
(1.42)	27.24	(3.84)	4,502	1.07	1.07	1.44	32 (11)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
15

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.01%.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire year ended September 30, 2015.
See Notes to Financial Statements.
16

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which the Vontobel Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low balance account fees” in the Fund’s Statement of Operations for the period, as applicable. The net expense ratio disclosed in Financial Highlights includes a waiver of such low balance account fees.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by
17

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar
18

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost bases, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31,
19

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
H.	Securities Lending
($ reported in thousands)
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending
20

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
At March 31, 2019, the Fund had securities on loan as follows:

Market Value	Cash Collateral
$ 9,014	$ 9,566
Note 3. Investment Advisory Fees and Related Party Transactions
A.	Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $2 billion	$2+ Billion through $4 Billion	$4+ Billion
0.85%	0.80%	0.75%
B.	Subadviser
Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limits and Fee Waivers
Effective December 1, 2018, the Adviser has contractually agreed to limit the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through March 31, 2021. Following the contractual
21

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

Class A	Class C	Class I	Class R6*
1.39%	2.05%	1.07%	0.95%
* Effective January 28, 2019.
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Expiration
2022
Class A	$ 50
Class C	17
Class I	179
Class R6	7

During the period ended March 31, 2019, the Adviser recaptured expenses previously waived for the following Funds:

2019
Class C	$1

E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2019, it retained net commissions of $6 for Class A shares and CDSC of $1 for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the
22

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2019, the Fund incurred administration fees totaling $514 which are included in the Statement of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended March 31, 2019, the Fund incurred transfer agent fees totaling $727 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Fund. The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2019.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2019, were as follows:
Purchases	Sales
$410,055	$664,312
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2019.
Note 5. Capital Share Transactions
(reported in thousands)
Certain shareholders may exchange shares of one class for shares of another class in the Fund. These exchange transactions are included as subscriptions and redemptions in the
23

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Statements of changes in net assets. For the period ended March 31, 2019, the Fund had the following exchange transactions:
Exchange Redemptions	Exchange Redemptions		Exchange Subscriptions
Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class C Shares	Class I Shares	Value
350	460	80	464	4	394	$23,503
Note 6. 10% Shareholders
As of March 31, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts
30%	1 *
*	The shareholders are not affiliated with Virtus.
Note 7. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
24

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
At March 31, 2019, the Fund did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The outstanding borrowings during the period ended March 31, 2019 by the Fund were as follows:
Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
$7	$21,333	3.73%	3
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$797,031	$282,154	$ (39,887)	$242,267
Note 12. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel International Equity Institutional Fund (the “Merged Fund”), a series of Advisers Investment Trust, and Vontobel Foreign Opportunities Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a larger fund with a substantially similar investment objective and style as, and potentially deliver better value than, the Merger Fund. The acquisition was accomplished by a tax-free exchange of shares on March 22, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were
25

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Vontobel International Equity Institutional Fund	Class I Shares 2,898,624	Vontobel Foreign Opportunities Fund	Class R6 Shares 1,227,250	$34,204
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Vontobel International Equity Institutional Fund	$34,204	$4,066	Vontobel Foreign Opportunities Fund	$22,244
The net assets of the Acquiring Fund immediately following the acquisition were $56,448.
Assuming the acquisition had been completed on October 1, 2018, the Vontobel Foreign Opportunities Fund’s results of operations for the period ended March 31, 2019, would have been as follows:
Net investment income (loss)	$575 (a)
Net realized and unrealized gain (loss) on investments	(24,337) (b)
Net increase (decrease) in net assets resulting from operations	$ (23,762)
(a) $531, as reported in the Statement of Operations, plus $44 net investment income from Vontobel International Equity Institutional Fund pre-merger.
(b) $(23,816) as reported in the Statement of Operations, plus $(521) net realized and unrealized gain (loss) on investments from Vontobel International Equity Institutional Fund pre-merger.
Because the Merged Fund and Acquiring Fund have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Vontobel International Equity Institutional Fund that have been
26

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
included in the acquiring Vontobel Foreign Opportunities Fund Statement of Operations since March 22, 2019.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Fund.
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
27

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) among the Trust, VIA and Vontobel Asset Management, Inc. (the “Subadviser”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Vontobel Foreign Opportunities Fund (the “Fund”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics,
29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory
30

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2018.
The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that VIA had proposed to add expense caps to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
31

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
The Board considered that the Fund’s gross management fee and total expenses were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved adding expense caps to limit the Fund’s total expenses.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc. is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
32

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
33

Virtus Vontobel Emerging Markets Opportunities Fund,
Virtus Vontobel Foreign Opportunities Fund
and Virtus Vontobel Global Opportunities Fund,
each a series of Virtus Opportunities Trust
Supplement dated January 24, 2019 to the Summary Prospectuses dated
January 29, 2018, and the Virtus Opportunities Trust Statutory
Prospectus, dated January 29, 2018, each as supplemented
Important Notice to Investors
Effective January 28, 2019, the funds’ investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements for Class R6 Shares of the funds. These changes are described in more detail below. The expense limitation arrangements for other share classes shown for Virtus Vontobel Foreign Opportunities Fund and Virtus Vontobel Global Opportunities Fund reflect the expense limitation arrangements implemented effective December 1, 2018.
Virtus Vontobel Emerging Markets Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.37% (b)	0.29% (b)	0.27% (b)	0.19% (b)	0.37% (c)
Total Annual Fund Operating Expenses	1.58%	2.25%	1.23%	1.15%	1.58%
Less: Fee Waiver and/or Expense Reimbursement(d)	N/A	N/A	N/A	(0.17)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.58%	2.25%	1.23%	0.98%	1.58%

(b)	Restated to reflect current expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.98% for Class R6 Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$726	$1,045	$1,386	$2,345
Class C	Sold	$328	$703	$1,205	$2,585
	Held	$228	$703	$1,205	$2,585
Class I	Sold or Held	$125	$390	$676	$1,489
Class R6	Sold or Held	$100	$330	$599	$1,364
Class T	Sold or Held	$407	$736	$1,089	$2,081
Virtus Vontobel Foreign Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.33% (b)	0.25% (b)	0.27% (b)	0.18% (b)	0.33% (c)
Total Annual Fund Operating Expenses	1.43%	2.10%	1.12%	1.03%	1.43%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.04)%	(0.05)%	(0.05)%	(0.08)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.39%	2.05%	1.07%	0.95%	1.43%

(b)	Restated to reflect current expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 2.05% for Class C Shares, 1.07% for Class I Shares, and 0.95% for Class R6 Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$708	$998	$1,308	$2,186

	Share Status	1 Year	3 Years	5 Years	10 Years
Class C	Sold	$308	$653	$1,124	$2,227
	Held	$208	$653	$1,124	$2,489
Class I	Sold or Held	$109	$351	$612	$1,359
Class R6	Sold or Held	$97	$311	$552	$1,244
Class T	Sold or Held	$392	$691	$1,012	$1,920
Virtus Vontobel Global Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.30% (b)	0.31% (b)	0.31% (b)	0.26% (c)	0.30% (c)
Total Annual Fund Operating Expenses	1.40%	2.16%	1.16%	1.11%	1.40%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.04)%	(0.05)%	(0.07)%	(0.21)%	(0.00)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.36%	2.11%	1.09%	0.90%	1.40%

(b)	Restated to reflect current expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.36% for Class A Shares, 2.11% for Class C Shares, 1.09% for Class I Shares, 0.90% for Class R6 Shares and 1.55% for Class T Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$706	$989	$1,293	$2,155
Class C	Sold	$314	$671	$1,155	$2,489
	Held	$214	$671	$1,155	$2,489

	Share Status	1 Year	3 Years	5 Years	10 Years
Class I	Sold or Held	$111	$362	$632	$1,403
Class R6	Sold or Held	$92	$310	$569	$1,311
Class T	Sold or Held	$389	$682	$997	$1,888
Both Funds
In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each fund will be replaced with the following and the new footnote added after the table.
	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Vontobel Emerging Markets Opportunities Fund**	N/A	N/A	N/A	N/A	0.98%	N/A
Virtus Vontobel Foreign Opportunities Fund**	1.39%	2.05%	N/A	1.07%	0.95%	N/A
Virtus Vontobel Global Opportunities Fund**	1.36%	2.11%	N/A	1.09%	0.90%	1.55%
** Contractual through March 31, 2021.
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/EMOppsForeignOpps&GlobalOpps NewR6ExpCaps (1/19)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about
Virtus  Mutual  Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8025	05-19

SEMI-ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2019
Virtus Newfleet Multi-Sector Short Term Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Newfleet Multi-Sector Short Term Bond Fund
(“Newfleet Multi-Sector Short Term Bond Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Schedule of Investments	6
Statement of Assets and Liabilities	41
Statement of Operations	43
Statements of Changes in Net Assets	44
Financial Highlights	46
Notes to Financial Statements	49
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	62
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
For periods prior to the quarter ending June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective June 30, 2019, the Trust will file a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Newfleet Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2019.
Despite a strong rebound in the first quarter of 2019, many global market indexes remained in negative territory for the six months ended March 31, 2019. During this period, U.S. large-cap stocks, as measured by the S&P 500® Index, decreased 1.72%, while small-cap stocks fell even further, decreasing 8.56%, as measured by the Russell 2000® Index. Within international equities, emerging markets produced positive returns, with the MSCI Emerging Markets Index (net) up 1.71%, while developed markets, as measured by the MSCI EAFE® Index (net), fell 3.81%.
In fixed income markets, the yield on the 10-year Treasury was at 2.41% at March 31, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 4.63% for the six months. Non-investment grade bonds also produced positive returns during the period, up 2.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,019.70	0.98%	$ 4.93
Class C	1,000.00	1,018.20	1.21	6.09
Class C1	1,000.00	1,015.80	1.71	8.59
Class I	1,000.00	1,021.00	0.72	3.63
Class R6	1,000.00	1,021.40	0.55	2.77

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,020.04	0.98%	$ 4.94
Class C	1,000.00	1,018.90	1.21	6.09
Class C1	1,000.00	1,016.40	1.71	8.60
Class I	1,000.00	1,021.34	0.72	3.63
Class R6	1,000.00	1,022.19	0.55	2.77

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2019
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2019.
Corporate Bonds And Notes		32%
Financials	10%
Energy	4
Health Care	3
All other Corporate Bonds And Notes	15
Mortgage-Backed Securities		27
Asset-Backed Securities		24
Leveraged Loans		9
U.S. Government Securities		3
Other (includes securities lending collateral)		5
Total		100%
	Par Value	Value
U.S. Government Securities—2.8%
U.S. Treasury Bill 0.000%, 2/27/20	$ 20,000	$ 19,571
U.S. Treasury Note
0.000%, 7/18/19	55,005	54,616
0.000%, 3/26/20	22,805	22,276
1.375%, 4/30/20	59,820	59,172
2.250%, 3/31/21	25,145	25,137
Total U.S. Government Securities (Identified Cost $180,644)		180,772

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,565	4,410
Total Municipal Bond (Identified Cost $4,271)		4,410
	Par Value	Value

Foreign Government Securities—2.8%
Arab Republic of Egypt 144A 5.875%, 6/11/25(1)(2)	$ 8,415	$ 8,342
Argentine Republic
6.875%, 4/22/21	5,275	4,813
5.625%, 1/26/22	7,647	6,596
4.625%, 1/11/23	8,400	6,880
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999	5,775
RegS 7.750%, 10/13/19(3)(4)	9,851	2,783
Dominican Republic 144A 6.600%, 1/28/24(1)	7,115	7,675
Federal Republic of Nigeria 144A 6.375%, 7/12/23(1)(2)	18,000	18,575
Provincia de Buenos Aires 144A 6.500%, 2/15/23(1)	11,460	9,311

See Notes to Financial Statements.
6

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Republic of Indonesia Treasury Bond, Series FR77 8.125%, 5/15/24	175,263,000 IDR	$ 12,834
Republic of Pakistan 144A 8.250%, 9/30/25(1)	$ 8,880	9,503
Republic of South Africa
4.665%, 1/17/24	6,725	6,781
Series 2023 7.750%, 2/28/23	145,000 ZAR	10,047
Republic of Turkey 5.125%, 3/25/22	16,800	16,184
Republic of Turkey 7.250%, 12/23/23	6,675	6,720
Sultanate of Oman 144A 4.125%, 1/17/23(1)	18,855	18,022
Ukraine 144A 7.750%, 9/1/23(1)	13,715	13,339
United Mexican States Series M 6.500%, 6/9/22	250,769 MXN	12,442
Total Foreign Government Securities (Identified Cost $205,227)		176,622

Mortgage-Backed Securities—27.2%
Agency—2.3%
Federal National Mortgage Association
Pool #792432 5.000%, 10/1/19	11	11
Pool #784263 5.500%, 3/1/20	4	4
Pool #811881 5.500%, 3/1/20	2	2
Pool #819916 5.500%, 3/1/20	16	16
Pool #819922 5.500%, 4/1/20	26	27
Pool #811451 5.000%, 6/1/20	49	50
	Par Value	Value
Agency—continued
Pool #AD6058 4.000%, 8/1/25	$ 3,742	$ 3,855
Pool #AO5149 3.000%, 6/1/27	561	568
Pool #AS5927 3.000%, 10/1/30	15,077	15,221
Pool #AZ4794 3.000%, 10/1/30	23,303	23,526
Pool #890707 2.500%, 2/1/31	26,376	26,251
Pool #890710 3.000%, 2/1/31	9,713	9,806
Pool #254549 6.000%, 12/1/32	22	24
Pool #695237 5.500%, 2/1/33	29	31
Pool #773385 5.500%, 5/1/34	155	170
Pool #725762 6.000%, 8/1/34	121	134
Pool #806318 5.500%, 11/1/34	135	144
Pool #806328 5.500%, 11/1/34	124	132
Pool #800267 5.500%, 12/1/34	33	36
Pool #808018 5.500%, 1/1/35	134	147
Pool #941322 6.000%, 7/1/37	7	7
Pool #889578 6.000%, 4/1/38	77	85
Pool #AC6992 5.000%, 12/1/39	2,881	3,115
Pool #AD3841 4.500%, 4/1/40	4,065	4,297
Pool #AD4224 5.000%, 8/1/40	3,487	3,762
Pool #AE4799 4.000%, 10/1/40	101	105
Pool #AH4009 4.000%, 3/1/41	3,269	3,391
Pool #AI2472 4.500%, 5/1/41	2,956	3,126
See Notes to Financial Statements.
7

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AS6515 4.000%, 1/1/46	$ 9,694	$ 10,025
Pool #AS9393 4.000%, 4/1/47	6,021	6,223
Pool #MA3058 4.000%, 7/1/47	29,624	30,618
Government National Mortgage Association
Pool #563381 6.500%, 11/15/31	16	18
Pool #581072 6.500%, 2/15/32	9	10
		144,937

Non-Agency—24.9%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(1)	3,166	3,155
Adjustable Rate Mortgage Trust 2005-1, 3A1 4.439%, 5/25/35(5)	2,059	2,081
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(1)(5)	5,588	5,628
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(5)	8,974	8,927
2018-C, A 144A 4.360%, 9/25/65(1)(5)	7,505	7,616
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	11,324	11,458
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(5)	15,155	15,102
2018-2, A1 144A 3.674%, 7/27/48(1)(5)	25,432	25,533
	Par Value	Value

Non-Agency—continued
2018-3, A1 144A 3.649%, 9/25/48(1)(5)	$ 6,762	$ 6,796
2019-1, A1 144A 3.920%, 11/25/48(1)(5)	23,700	23,928
2019-2, A1 144A 3.628%, 3/25/49(1)(5)	9,120	9,117
Angel Oak Mortgage Trust LLC
2017-1, A3 144A 3.644%, 1/25/47(1)(5)	427	427
2017-3, A1 144A 2.708%, 11/25/47(1)(5)	4,028	4,010
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(5)	42,158	42,619
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	15,818	15,927
Aventura Mall Trust 2013-AVM, A 144A 3.743%, 12/5/32(1)(5)	10,350	10,469
Banc of America Funding Trust
2004-B, 2A1 4.943%, 11/20/34(5)	261	266
2004-D, 5A1 4.462%, 1/25/35(5)	2,550	2,542
2005-1, 1A1 5.500%, 2/25/35	318	318
2006-2, 3A1 6.000%, 3/25/36	1,453	1,453
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	831	841
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.939%, 7/25/35(5)	6,542	6,715
See Notes to Financial Statements.
8

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	$13,758	$14,375
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
2004-6, 1A2 4.202%, 5/25/34(5)	801	799
2004-4, A6 5.500%, 5/25/34	284	284
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.076%, 8/25/34(5)	888	889
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.765%, 7/25/36(1)(5)	4,528	4,356
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(5)	7,161	7,194
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	7,758	8,024
2017-RT1, A1 144A 3.000%, 3/28/57(1)(5)	3,342	3,323
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(5)	5,910	6,057
	Par Value	Value

Non-Agency—continued
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A 4.250%, 6/28/53(1)(5)	$ 5,532	$ 5,690
2017-SPL4, A 144A 3.500%, 1/28/55(1)(5)	2,484	2,492
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 3.060%, 4/15/35(1)(5)	11,145	10,970
2018-GW, B (1 month LIBOR + 1.020%) 144A 3.504%, 5/15/35(1)(5)	19,910	19,760
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	12,170	12,502
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.404%, 12/15/36(1)(5)	7,195	7,162
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	7,861	8,450
2014-A, A 144A 4.000%, 1/25/35(1)(5)	5,190	5,333
2015-PS1, A1 144A 3.750%, 9/25/42(1)(5)	4,157	4,214
2015-A, A1 144A 3.500%, 6/25/58(1)(5)	1,637	1,643
2018-RP3, A1 144A 3.250%, 3/25/61(1)(5)	8,176	8,217
2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	13,436	13,305
See Notes to Financial Statements.
9

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A 3.484%, 4/15/36(1)(5)	$26,700	$26,700
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.634%, 12/17/33(1)(5)	11,779	11,788
COLT Mortgage Loan Trust Funding LLC
2016-2, A1 144A 2.750%, 9/25/46(1)(5)	2,436	2,428
2017-1, A3 144A 3.074%, 5/27/47(1)(5)	504	502
2018-1, A1 144A 2.930%, 2/25/48(1)(5)	10,437	10,395
2018-2, A1 144A 3.470%, 7/27/48(1)(5)	3,024	3,028
2018-3, A1 144A 3.692%, 10/26/48(1)(5)	2,116	2,120
2019-1, A1 144A 3.705%, 3/25/49(1)(5)	11,014	11,054
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(5)	4,080	4,259
Commercial Mortgage Trust 2014-277P, A 144A 3.611%, 8/10/49(1)(5)	8,705	9,033
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	3,660	3,629
2018-1, A 144A 3.804%, 6/15/51(1)	12,841	13,042
2018-2, A 144A 4.026%, 11/15/52(1)	6,354	6,537
	Par Value	Value

Non-Agency—continued
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	$ 690	$ 704
2003-AR30, 5A1 4.449%, 1/25/34(5)	3,450	3,539
2004-8, 7A1 6.000%, 12/25/34	4,232	4,434
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.998%, 4/25/43(1)(5)	2,469	2,463
2014-IVR2, A2 144A 3.763%, 4/25/44(1)(5)	8,132	8,110
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(5)	2,186	2,193
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(5)	2,352	2,344
2017-1A, A2 144A 2.928%, 12/26/46(1)(5)	596	594
2017-2A, A1 144A 2.453%, 6/25/47(1)(5)	2,533	2,503
2017-2A, A2 144A 2.606%, 6/25/47(1)(5)	1,143	1,131
2017-3A, A3 144A 2.813%, 10/25/47(1)(5)	2,517	2,505
2018-2A, A1 144A 3.479%, 4/25/58(1)(5)	17,613	17,700
2018-3A, A1 144A 3.789%, 8/25/58(1)(5)	2,434	2,454
2019-1A, A1 144A 3.743%, 1/25/59(1)(5)	3,927	3,938
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(1)(5)	9,266	9,332
See Notes to Financial Statements.
10

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(1)(5)	$16,875	$16,782
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(5)	13,495	13,494
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	8,851	8,793
2018-2, A41 144A 4.500%, 10/25/58(1)(5)	10,366	10,579
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.617%, 6/25/34(5)	2,877	2,934
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	8,176	8,329
GSAA Home Equity Trust
2005-1, AF4 5.619%, 11/25/34(5)	130	130
2005-12, AF3W 4.999%, 9/25/35(5)	2,838	2,894
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	22,020	21,844
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(5)	11,611	11,725
2018-2, A1 144A 3.985%, 11/25/58(1)(5)	8,096	8,206
2019-1, A1 144A 3.454%, 1/25/59(1)(5)	18,875	18,875
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,643	1,626
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
	Par Value	Value

Non-Agency—continued
2004-10, 14A1 4.459%, 1/25/35(5)	$ 775	$ 769
2004-10, 21A1 4.552%, 1/25/35(5)	4,243	4,286
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2004-CB1, 5A 5.000%, 6/25/19	57	57
2003-AR6, A1 4.229%, 6/25/33(5)	409	414
2003-AR4, 2A1 4.088%, 8/25/33(5)	119	119
2004-CB1, 2A 5.000%, 6/25/34	1,446	1,471
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(1)	5,044	5,184
2006-LDP9, AM 5.372%, 5/15/47	2,028	2,037
2014-C22, A4 3.801%, 9/15/47	16,998	17,668
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.392%, 6/25/29(1)(5)	3,520	3,534
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	6,439	6,513
2014-5, B1 144A 2.985%, 10/25/29(1)(5)	2,501	2,435
2014-5, B2 144A 2.985%, 10/25/29(1)(5)	1,177	1,140
2006-A2, 4A1 4.482%, 8/25/34(5)	797	818
2005-A2, 4A1 4.591%, 4/25/35(5)	527	533
2006-A6, 3A3L 4.112%, 10/25/36(5)	772	681
2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	3,926	3,910
See Notes to Financial Statements.
11

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2015-1, AM1 144A 3.621%, 12/25/44(1)(5)	$ 7,633	$ 7,606
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	12,035	12,242
2015-5, A2 144A 3.270%, 5/25/45(1)(5)	8,331	8,306
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	13,007	13,218
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	8,488	8,310
2017-5, A1 144A 3.175%, 10/26/48(1)(5)	32,272	32,259
2017-4, A3 144A 3.500%, 11/25/48(1)(5)	11,799	11,736
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(5)	18,755	18,815
LoanDepot Station Place Agency Securitization Trust 2017-LD1, C (1 month LIBOR + 1.300%) 144A 3.785%, 11/25/50(1)(5)(6)	16,025	16,025
MASTR Adjustable Rate Mortgages Trust 2004-12, 3A1 4.490%, 11/25/34(5)	101	101
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	3,232	3,325
2004-4, 6A1 5.500%, 4/25/34	1,653	1,719
2004-7, 9A1 6.000%, 8/25/34	8,850	9,120
2005-2, 2A1 6.000%, 1/25/35	2,299	2,387
2005-2, 1A1 6.500%, 3/25/35	6,196	6,362
MetLife Securitization Trust 2017-1A, M1 144A 3.717%, 4/25/55(1)(5)	7,930	7,923
	Par Value	Value

Non-Agency—continued
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(1)(5)	$14,095	$14,042
Mill City Mortgage Trust
2015-1, A3 144A 3.000%, 6/25/56(1)(5)	11,900	11,822
2016-1, A1 144A 2.500%, 4/25/57(1)(5)	2,092	2,073
2017-1, A1 144A 2.750%, 11/25/58(1)(5)	7,657	7,581
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,819
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	14,805	14,602
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 3.184%, 11/15/34(1)(5)	11,154	11,101
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 4.371%, 2/25/34(5)	618	624
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.957%, 6/25/44(1)(5)	4,098	4,060
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.404%, 8/15/34(1)(5)	23,905	23,800
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	878	900
See Notes to Financial Statements.
12

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	$11,489	$11,618
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.236%, 1/25/48(1)(5)	11,102	11,024
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(5)	2,026	2,037
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	9,637	9,735
2014-2A, A3 144A 3.750%, 5/25/54(1)(5)	895	902
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(5)	7,706	7,781
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	9,109	9,214
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	5,089	5,120
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	5,708	5,767
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	6,885	6,958
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	7,393	7,557
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	16,086	16,422
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	18,615	19,154
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.210%, 3/25/35(5)	2,144	2,160
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(1)(5)	13,244	13,072
OBX Trust
	Par Value	Value

Non-Agency—continued
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(5)	$14,234	$14,356
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	9,765	9,985
2018-1, A2 (1 month LIBOR + 0.650%) 144A 3.135%, 6/25/57(1)(5)	12,245	12,156
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	10,700	10,953
Pretium Mortgage Credit Partners I LLC
2018-NPL1, A1 144A 3.375%, 1/27/33(1)(5)	1,602	1,593
2018-NPL3, A1 144A 4.125%, 8/25/33(1)(5)	6,835	6,875
2019-NPL1, A1 144A 4.213%, 7/25/60(1)(5)	14,973	15,024
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	4,000	3,942
2018-SFR1, A 144A 3.255%, 3/17/35(1)	3,150	3,153
2018-SFR1, B 144A 3.484%, 3/17/35(1)	2,515	2,513
2018-SFR2, B 144A 3.841%, 8/17/35(1)	9,350	9,448
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(5)	15,087	15,208
Residential Asset Mortgage Products Trust
2004-SL2, A3 7.000%, 10/25/31	1,023	1,064
2004-SL1, A8 6.500%, 11/25/31	1,420	1,487
See Notes to Financial Statements.
13

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2005-SL2, A4 7.500%, 2/25/32	$ 1,380	$ 1,220
Residential Asset Securitization Trust
2003-A11, A9 5.750%, 11/25/33	1,806	1,836
2004-A1, A5 5.500%, 4/25/34	7,979	8,011
Residential Mortgage Loan Trust 2019-1, A1 144A 3.936%, 10/25/58(1)(5)	7,626	7,636
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(1)(5)	6,500	6,243
Sequoia Mortgage Trust
2015-4, A1 144A 3.000%, 11/25/30(1)(5)	7,185	7,179
2013-8, B1 3.528%, 6/25/43(5)	6,173	6,175
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(5)	3,597	3,627
2019-IMC1, A1 144A 3.468%, 4/25/49(1)(5)	15,515	15,515
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 3.434%, 1/17/35(1)(5)	13,554	13,540
Structured Adjustable Rate Mortgage Loan Trust
2004-4, 3A1 4.554%, 4/25/34(5)	301	308
2004-4, 3A2 4.554%, 4/25/34(5)	1,330	1,364
2004-4, 3A4 4.554%, 4/25/34(5)	1,026	1,051
2004-14, 7A 4.480%, 10/25/34(5)	5,510	5,509
	Par Value	Value

Non-Agency—continued
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.769%, 11/25/33(5)	$ 1,586	$ 1,587
Sutherland Commercial Mortgage Loans
2017-SBC6, A 144A 3.192%, 5/25/37(1)(5)	4,594	4,561
2018-SBC7, A 144A 4.720%, 5/25/39(1)(5)	13,271	13,284
Towd Point Mortgage Trust
2015-1, A2 144A 3.250%, 10/25/53(1)(5)	11,184	11,171
2015-3, A1B 144A 3.000%, 3/25/54(1)(5)	2,195	2,181
2016-1, A1B 144A 2.750%, 2/25/55(1)(5)	3,692	3,660
2015-6, M1 144A 3.750%, 4/25/55(1)(5)	11,010	11,200
2015-5, A1B 144A 2.750%, 5/25/55(1)(5)	3,611	3,576
2015-5, A2 144A 3.500%, 5/25/55(1)(5)	3,901	3,926
2016-2, A1 144A 3.000%, 8/25/55(1)(5)	4,626	4,596
2016-3, A1 144A 2.250%, 4/25/56(1)(5)	3,545	3,488
2016-4, A1 144A 2.250%, 7/25/56(1)(5)	4,446	4,359
2017-1, A1 144A 2.750%, 10/25/56(1)(5)	1,616	1,598
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	3,665	3,672
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	3,930	3,771
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	12,347	12,497
2018-4, A1 144A 3.000%, 6/25/58(1)(5)	17,621	17,431
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(5)	9,325	9,344
2015-2, 1M1 144A 3.250%, 11/25/60(1)(5)	8,448	8,373
See Notes to Financial Statements.
14

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Tricon American Homes Trust
2016-SFR1, C 144A 3.487%, 11/17/33(1)	$ 4,640	$ 4,627
2017-SFR1, A 144A 2.716%, 9/17/34(1)	3,595	3,545
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(5)	7,366	7,387
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(5)	1,772	1,756
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(5)	13,586	13,603
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A 3.125%, 9/25/47(1)(5)	6,138	6,115
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)(5)	23,682	23,747
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)(5)	1,394	1,399
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(1)(5)	2,652	2,664
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(5)	15,301	15,416
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(5)	$ 3,282	$ 3,270
2017-2A, A1 144A 2.485%, 7/25/47(1)(5)	10,640	10,539
2018-1, A1 144A 2.929%, 2/25/48(1)(5)	11,996	11,937
2018-INV1, A3 144A 4.052%, 3/25/58(1)(5)	3,681	3,715
2018-2, A1 144A 3.677%, 6/1/58(1)(5)	20,223	20,418
2018-3, A1 144A 4.108%, 10/25/58(1)(5)	15,277	15,529
2019-1, A1 144A 3.836%, 2/25/59(1)(5)	23,821	23,996
2019-INV1, A1 144A 3.402%, 12/25/59(1)(5)	15,455	15,450
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1 4.465%, 6/25/33(5)	668	676
2003-J, 5A1 4.615%, 10/25/33(5)	234	238
2004-4, A9 5.500%, 5/25/34	1,001	1,020
2004-U, A1 4.744%, 10/25/34(5)	475	479
2004-Z, 2A1 4.976%, 12/25/34(5)	1,761	1,792
2004-CC, A1 4.988%, 1/25/35(5)	858	877
2005-12, 1A1 5.500%, 11/25/35	1,895	1,909
2005-14, 2A1 5.500%, 12/25/35	1,234	1,272
See Notes to Financial Statements.
15

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2007-16, 1A1 6.000%, 12/28/37	$ 868	$ 861
		1,582,088

Total Mortgage-Backed Securities (Identified Cost $1,722,349)		1,727,025

Asset-Backed Securities—23.7%
Auto Floor Plan—0.3%
NextGear Floorplan Master Owner Trust
2017-2A, A2 144A 2.560%, 10/17/22(1)	12,410	12,355
2018-1A, A2 144A 3.220%, 2/15/23(1)	4,420	4,436
		16,791

Automobiles—14.2%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	3,897	3,901
2018-1, B 144A 4.820%, 5/20/21(1)	9,245	9,281
2019-1, A 144A 3.750%, 5/20/22(1)	12,789	12,846
2019-1, B 144A 4.470%, 10/20/22(1)	3,355	3,391
American Credit Acceptance Receivables Trust
2017-1, C 144A 2.880%, 3/13/23(1)	5,309	5,308
	Par Value	Value

Automobiles—continued
2017-2, C 144A 2.860%, 6/12/23(1)	$ 5,450	$ 5,443
2018-1, C 144A 3.550%, 4/10/24(1)	8,145	8,183
2018-3, C 144A 3.750%, 10/15/24(1)	6,295	6,324
2018-4, C 144A 3.970%, 1/13/25(1)	2,400	2,432
2019-1, C 144A 3.500%, 4/14/25(1)	8,800	8,852
AmeriCredit Automobile Receivables Trust
2015-3, C 2.730%, 3/8/21	7,882	7,878
2016-4, C 2.410%, 7/8/22	8,723	8,681
2017-1, C 2.710%, 8/18/22	10,360	10,334
2017-2, C 2.970%, 3/20/23	7,840	7,862
2018-1, D 3.820%, 3/18/24	8,090	8,235
2019-1, C 3.360%, 2/18/25	8,800	8,883
Avid Automobile Receivables Trust
2018-1, A 144A 2.840%, 8/15/23(1)	2,272	2,262
2018-1, B 144A 3.850%, 7/15/24(1)	4,000	3,995
See Notes to Financial Statements.
16

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding LLC
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(1)	$21,560	$21,446
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	2,260	2,262
California Republic Auto Receivables Trust
2015-3, B 2.700%, 9/15/21	3,705	3,696
2016-1, B 3.430%, 2/15/22	4,615	4,627
2017-1, B 2.910%, 12/15/22	7,000	6,968
Capital Auto Receivables Asset Trust
2015-2, C 2.670%, 8/20/20	4,530	4,529
2017-1, C 144A 2.700%, 9/20/22(1)	3,630	3,588
2017-1, D 144A 3.150%, 2/20/25(1)	1,980	1,969
CarFinance Capital Auto Trust
2014-2A, C 144A 3.240%, 11/16/20(1)	1,713	1,713
2015-1A, B 144A 2.910%, 6/15/21(1)	2,769	2,768
CarNow Auto Receivables Trust
2016-1A, D 144A 7.340%, 11/15/21(1)	4,460	4,486
	Par Value	Value

Automobiles—continued
2017-1A, A 144A 2.920%, 9/15/22(1)	$ 1,975	$ 1,969
Carvana Auto Receivables Trust 2019-1A, D 144A 3.880%, 10/15/24(1)	6,620	6,661
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	1,876	1,858
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(1)	8,400	8,438
CPS Auto Receivables Trust
2016-A, C 144A 3.800%, 12/15/21(1)	4,901	4,911
2016-B, B 144A 3.180%, 9/15/20(1)	474	474
2016-C, B 144A 2.480%, 9/15/20(1)	102	102
2017-C, B 144A 2.300%, 7/15/21(1)	6,531	6,517
2017-D, B 144A 2.430%, 1/18/22(1)	14,650	14,601
2018-C, D 144A 4.400%, 6/17/24(1)	1,440	1,468
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	10,000	10,008
2018-2A, B 144A 3.940%, 7/15/27(1)	5,500	5,599
See Notes to Financial Statements.
17

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Drive Auto Receivables Trust
2015-AA, D 144A 4.120%, 7/15/22(1)	$11,315	$11,351
2016-CA, C 144A 3.020%, 11/15/21(1)	4,821	4,823
2017-2, C 2.750%, 9/15/23	3,378	3,377
2017-3, C 2.800%, 7/15/22	7,235	7,234
2017-AA, C 144A 2.980%, 1/18/22(1)	10,263	10,266
2017-BA, C 144A 2.610%, 8/16/21(1)	3,075	3,073
2018-3, D 4.300%, 9/16/24	10,000	10,203
2018-4, D 4.090%, 1/15/26	13,505	13,736
2019-1, C 3.780%, 4/15/25	6,450	6,546
DT Auto Owner Trust
2016-3A, C 144A 3.150%, 3/15/22(1)	504	504
2017-1A, D 144A 3.550%, 11/15/22(1)	10,000	10,029
2017-2A, D 144A 3.890%, 1/15/23(1)	10,070	10,128
2017-3A, C 144A 3.010%, 5/15/23(1)	11,505	11,506
2017-4A, C 144A 2.860%, 7/17/23(1)	20,000	19,977
2018-1A, C 144A 3.470%, 12/15/23(1)	8,950	8,983
2018-3A, C 144A 3.790%, 7/15/24(1)	8,910	9,006
	Par Value	Value

Automobiles—continued
2019-1A, C 144A 3.610%, 11/15/24(1)	$ 1,770	$ 1,783
Exeter Automobile Receivables Trust
2014-3A, D 144A 5.690%, 4/15/21(1)	19,355	19,413
2015-2A, C 144A 3.900%, 3/15/21(1)	8,805	8,827
2016-3A, B 144A 2.840%, 8/16/21(1)	6,039	6,036
2017-1A, B 144A 3.000%, 12/15/21(1)	15,681	15,681
2017-2A, B 144A 2.820%, 5/16/22(1)	18,780	18,761
2017-3A, B 144A 2.810%, 9/15/22(1)	14,185	14,141
2018-1A, C 144A 3.030%, 1/17/23(1)	19,510	19,521
2018-2A, C 144A 3.690%, 3/15/23(1)	6,995	7,049
2018-3A, C 144A 3.710%, 6/15/23(1)	7,970	8,052
2018-4A, D 144A 4.350%, 9/16/24(1)	7,335	7,521
2019-1A, C 144A 3.820%, 12/16/24(1)	8,305	8,394
2019-1A, D 144A 4.130%, 12/16/24(1)	10,200	10,420
First Investors Auto Owner Trust
2015-1A, C 144A 2.710%, 6/15/21(1)	3,904	3,900
See Notes to Financial Statements.
18

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2017-2A, B 144A 2.650%, 11/15/22(1)	$ 2,160	$ 2,150
Flagship Credit Auto Trust
2014-2, D 144A 5.210%, 2/15/21(1)	11,010	11,041
2015-2, C 144A 4.080%, 12/15/21(1)	6,495	6,551
2016-1, A 144A 2.770%, 12/15/20(1)	112	112
2016-2, B 144A 3.840%, 9/15/22(1)	4,175	4,196
2016-3, D 144A 3.890%, 11/15/22(1)	4,990	5,028
2017-1, C 144A 3.220%, 5/15/23(1)	7,500	7,522
2017-3, C 144A 2.910%, 9/15/23(1)	6,980	6,955
2019-1, C 144A 3.600%, 2/18/25(1)	2,255	2,279
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A 2.870%, 10/15/21(1)	1,554	1,553
2017-1, B 144A 3.050%, 12/15/22(1)	8,965	8,942
2017-1, C 144A 3.470%, 12/15/22(1)	4,458	4,468
2018-1, C 144A 3.680%, 8/15/23(1)	1,685	1,703
	Par Value	Value

Automobiles—continued
2018-1, D 144A 4.190%, 11/15/23(1)	$ 1,630	$ 1,655
2018-2, D 144A 4.330%, 7/15/24(1)	4,650	4,772
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(1)	15,005	14,986
2017-1A, C 144A 3.500%, 7/15/22(1)	11,090	11,070
2018-1A, A 144A 2.820%, 7/15/22(1)	1,736	1,734
2018-1A, B 144A 3.520%, 8/15/23(1)	11,975	11,992
Hertz Vehicle Financing II LP
2015-1A, A 144A 2.730%, 3/25/21(1)	29,000	28,910
2015-3A, A 144A 2.670%, 9/25/21(1)	27,702	27,514
2016-4A, A 144A 2.650%, 7/25/22(1)	12,335	12,185
2019-1A, A 144A 3.710%, 3/25/23(1)	12,000	12,150
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	11,230	11,222
Hyundai Auto Receivables Trust
2015-A, D 2.730%, 6/15/21	8,950	8,949
2017-B, B 2.230%, 2/15/23	3,560	3,526
See Notes to Financial Statements.
19

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	$ 6,220	$ 6,186
Oscar US Funding Trust VIII LLC 2018-1A, A2A 144A 2.910%, 4/12/21(1)	6,007	6,002
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)	8,355	8,306
2018-1A, D 144A 4.140%, 10/15/24(1)	3,785	3,871
Santander Drive Auto Receivables Trust
2017-1, C 2.580%, 5/16/22	9,830	9,803
2017-2, C 2.790%, 8/15/22	3,795	3,796
2017-3, C 2.760%, 12/15/22	4,510	4,502
2018-2, C 3.350%, 7/17/23	12,425	12,486
Skopos Auto Receivables Trust
2018-1A, A 144A 3.190%, 9/15/21(1)	4,589	4,589
2018-1A, B 144A 3.930%, 5/16/22(1)	2,465	2,465
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(1)	10,900	10,926
Tesla Auto Lease Trust
2018-A, A 144A 2.320%, 12/20/19(1)	790	789
2018-A, B 144A 2.750%, 2/20/20(1)	2,500	2,497
	Par Value	Value

Automobiles—continued
2018-A, C 144A 2.970%, 4/20/20(1)	$ 2,000	$ 1,997
2018-A, D 144A 3.300%, 5/20/20(1)	2,970	2,968
2018-B, B 144A 4.120%, 10/20/21(1)	2,410	2,434
2018-B, C 144A 4.360%, 10/20/21(1)	3,250	3,285
Tidewater Auto Receivables Trust 2018-AA, B 144A 3.450%, 11/15/24(1)	3,165	3,182
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	2,540	2,574
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(1)	3,945	3,980
Westlake Automobile Receivables Trust
2016-2A, C 144A 2.830%, 5/17/21(1)	733	733
2017-1A, B 144A 2.300%, 10/17/22(1)	2,499	2,499
2017-2A, C 144A 2.590%, 12/15/22(1)	11,730	11,680
2018-1A, C 144A 2.920%, 5/15/23(1)	22,494	22,474
2018-2A, D 144A 4.000%, 1/16/24(1)	10,000	10,120
2018-3A, C 144A 3.610%, 10/16/23(1)	1,350	1,362
See Notes to Financial Statements.
20

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-3A, D 144A 4.000%, 10/16/23(1)	$10,900	$ 11,074
		904,735

Consumer Loans—0.2%
Upstart Securitization Trust 2019-1, B 144A 4.190%, 4/20/26(1)	9,380	9,418
Credit Card—0.1%
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(1)	5,145	5,209
Home Equity Loans—0.0%
Asset Backed Funding Certificates 2005-AQ1, A6 4.741%, 1/25/35(5)	548	562
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(5)	1,607	1,625
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	730	720
		2,907

Other—8.7%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	10,133	10,047
	Par Value	Value

Other—continued
Ascentium Equipment Receivables Trust
2017-1A, B 144A 2.850%, 10/10/21(1)	$ 7,764	$ 7,704
2018-1A, B 144A 3.460%, 11/13/23(1)	8,675	8,785
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	8,785	8,784
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	11,712	11,738
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	6,607	6,554
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	1,143	1,140
2013-A, A 144A 3.010%, 12/4/28(1)	2,993	2,957
2015-A, A 144A 2.880%, 5/2/30(1)	2,802	2,761
2017-A, A 144A 2.950%, 10/4/32(1)	6,402	6,319
CLUB Credit Trust 2017-P2, A 144A 2.610%, 1/15/24(1)	3,045	3,032
See Notes to Financial Statements.
21

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
Conn’s Receivables Funding LLC
2017-B, B 144A 4.520%, 4/15/21(1)	$ 3,820	$ 3,832
2018-A, B 144A 4.650%, 1/15/23(1)	3,712	3,731
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	5,093	5,100
DB Master Finance LLC
2015-1A, A2II 144A 3.980%, 2/20/45(1)	1,776	1,774
2017-1A, A2I 144A 3.629%, 11/20/47(1)	16,027	16,038
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	10,589	10,632
2018-1, B 144A 4.190%, 1/21/31(1)	5,806	5,887
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	3,602	3,595
Drug Royalty III LP 1
2016-1A, A 144A 3.979%, 4/15/27(1)	4,262	4,267
2017-1A, A1 (3 month LIBOR + 2.500%) 144A 5.287%, 4/15/27(1)(5)	2,341	2,362
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(1)	1,054	1,064
	Par Value	Value

Other—continued
2017-1A, A 144A 3.300%, 7/15/33(1)	$ 7,578	$ 7,572
2019-1A, A 144A 3.860%, 11/15/34(1)	7,615	7,614
Freed ABS Trust 2018-2, B 144A 4.610%, 10/20/25(1)	6,200	6,318
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	2,890	2,878
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	20,691	20,931
Hilton Grand Vacations Trust
2013-A, A 144A 2.280%, 1/25/26(1)	2,256	2,250
2014-AA, A 144A 1.770%, 11/25/26(1)	3,685	3,648
2017-AA, A 144A 2.660%, 12/26/28(1)	4,049	4,018
2018-AA, A 144A 3.540%, 2/25/32(1)	6,407	6,497
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(1)	11,734	11,675
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	14,000	14,084
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	8,445	8,659
Mariner Finance Issuance Trust 2018-AA, A 144A 4.200%, 11/20/30(1)	10,000	10,174
See Notes to Financial Statements.
22

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
Marlette Funding Trust
2018-1A, A 144A 2.610%, 3/15/28(1)	$ 3,151	$ 3,146
2018-3A, A 144A 3.200%, 9/15/28(1)	5,584	5,587
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(1)	4,183	4,165
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	572	563
2016-1A, A 144A 2.250%, 12/20/33(1)	2,703	2,655
2017-1A, A 144A 2.420%, 12/20/34(1)	2,559	2,511
OnDeck Asset Securitization Trust LLC 2018-1A, A 144A 3.500%, 4/18/22(1)	9,380	9,414
OneMain Financial Issuance Trust
2017-1A, A1 144A 2.370%, 9/14/32(1)	5,500	5,457
2018-1A, A 144A 3.300%, 3/14/29(1)	22,200	22,307
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	8,455	8,514
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	8,745	8,766
Orange Lake Timeshare Trust
2014-AA, A 144A 2.290%, 7/9/29(1)	1,157	1,143
	Par Value	Value

Other—continued
2015-AA, A 144A 2.880%, 9/8/27(1)	$ 2,887	$ 2,857
2018-A, A 144A 3.100%, 11/8/30(1)	4,810	4,825
Prosper Marketplace Issuance Trust
2017-1A, B 144A 3.650%, 6/15/23(1)	3,639	3,639
2017-2A, B 144A 3.480%, 9/15/23(1)	11,288	11,285
2018-1A, A 144A 3.110%, 6/17/24(1)	2,086	2,087
2018-2A, B 144A 3.960%, 10/15/24(1)	17,400	17,514
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	3,100	3,134
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	3,719	3,688
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	2,189	2,185
2016-2A, A 144A 2.330%, 7/20/33(1)	2,060	2,031
2018-2A, A 144A 3.500%, 6/20/35(1)	5,068	5,130
2019-1A, B 144A 3.420%, 1/20/36(1)	5,295	5,326
See Notes to Financial Statements.
23

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	$ 6,641	$ 6,643
2017-1, A 144A 3.280%, 1/26/26(1)	8,228	8,256
2017-3, A 144A 2.770%, 5/25/26(1)	6,313	6,292
2017-5, A2 144A 2.780%, 9/25/26(1)	14,080	14,035
2017-6, A2 144A 2.820%, 11/25/26(1)	12,870	12,818
SoFi Consumer Loan Program Trust 2018-2, A2 144A 3.350%, 4/26/27(1)	18,425	18,480
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	8,753	8,741
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(1)	18,674	19,108
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	18,393	17,957
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	7,220	7,166
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	5,615	5,623
Upstart Securitization Trust
2018-1, B 144A 3.887%, 8/20/25(1)	5,135	5,143
	Par Value	Value

Other—continued
2019-1, A 144A 3.450%, 4/20/26(1)	$ 3,590	$ 3,592
Volvo Financial Equipment LLC 2017-1A, B 144A 2.400%, 1/18/22(1)	3,600	3,570
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	3,269	3,233
2017-A, A 144A 2.330%, 3/20/35(1)	7,102	6,975
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	1,171	1,165
2015-AA, A 144A 2.790%, 6/16/31(1)	2,554	2,529
Wendy’s Funding LLC
2015-1A, A2II 144A 4.080%, 6/15/45(1)	13,233	13,368
2018-1A, A2I 144A 3.573%, 3/15/48(1)	9,357	9,224
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	3,833	3,834
2018-1A, A 144A 3.380%, 12/20/31(1)	5,259	5,270
		555,372

Student Loan—0.2%
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(1)	815	812
See Notes to Financial Statements.
24

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Student Loan—continued
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	$ 3,310	$ 3,277
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	3,150	3,130
SLM Private Education Loan Trust
2013-B, A2A 144A 1.850%, 6/17/30(1)	1,082	1,079
2013-C, A2A 144A 2.940%, 10/15/31(1)	794	793
SoFi Professional Loan Program LLC
2015-A, A2 144A 2.420%, 3/25/30(1)	1,236	1,225
2017-B, A1FX 144A 1.830%, 5/25/40(1)	1,572	1,566
2017-C, A2A 144A 1.750%, 7/25/40(1)	1,843	1,832
		13,714

Total Asset-Backed Securities (Identified Cost $1,504,858)		1,508,146

Corporate Bonds And Notes—31.8%
Communication Services—2.7%
AT&T, Inc.
2.800%, 2/17/21	7,485	7,480
(3 month LIBOR + 0.890%) 3.583%, 2/15/23(5)	8,918	8,690
(3 month LIBOR + 1.180%) 3.777%, 6/12/24(5)	21,430	21,258
	Par Value	Value

Communication Services—continued
Axtel SAB de C.V. 144A 6.375%, 11/14/24(1)	$ 9,450	$ 9,447
Charter Communications Operating LLC 4.500%, 2/1/24	10,990	11,448
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(1)	10,545	11,178
Comcast Corp.
3.950%, 10/15/25	7,447	7,792
(3 month LIBOR + 0.440%) 3.032%, 10/1/21(5)	2,633	2,636
(3 month LIBOR + 0.630%) 3.417%, 4/15/24(5)	880	881
Digicel Group One Ltd. 144A 8.250%, 12/30/22(1)(2)	5,334	3,254
Discovery Communications LLC
2.200%, 9/20/19	7,185	7,156
3.300%, 5/15/22	11,200	11,253
DISH DBS Corp. 5.875%, 7/15/22	8,755	8,473
Frontier Communications Corp.
8.500%, 4/15/20	3,200	3,128
8.875%, 9/15/20	3,380	3,228
7.625%, 4/15/24(2)	5,860	3,208
Motorola Solutions, Inc.
3.750%, 5/15/22	2,149	2,187
3.500%, 3/1/23	11,099	11,159
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	11,719	11,715
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(1)	11,355	11,483
See Notes to Financial Statements.
25

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.784%, 5/15/25(5)	$16,061	$ 16,063
		173,117

Consumer Discretionary—1.9%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	6,600	6,593
Aptiv Corp. 4.150%, 3/15/24	17,960	18,580
Boyd Gaming Corp. 6.375%, 4/1/26	6,635	6,867
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	14,290	14,479
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 3.473%, 4/17/20(5)	4,850	4,851
General Motors Financial Co., Inc.
3.500%, 7/10/19	9,715	9,733
4.200%, 3/1/21	7,300	7,405
3.550%, 4/9/21	2,847	2,862
GLP Capital LP 5.250%, 6/1/25	13,175	13,803
Horton (D.R.), Inc. 4.750%, 2/15/23	10,550	10,969
International Game Technology plc 144A 6.250%, 2/15/22(1)	5,190	5,391
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(1)	595	607
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	1,350	1,350
	Par Value	Value

Consumer Discretionary—continued
144A 5.750%, 4/15/26(1)	$ 695	$ 695
Scientific Games International, Inc. 144A 5.000%, 10/15/25(1)	7,150	7,007
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	10,168
		121,360

Consumer Staples—2.2%
Altria Group, Inc.
3.490%, 2/14/22	928	943
3.800%, 2/14/24	16,788	17,096
4.400%, 2/14/26	1,349	1,389
Anheuser-Busch InBev Worldwide, Inc. 4.150%, 1/23/25	10,769	11,228
BAT Capital Corp.
2.297%, 8/14/20	7,230	7,159
2.764%, 8/15/22	14,195	13,966
3.222%, 8/15/24	7,160	7,005
Campbell Soup Co.
3.300%, 3/15/21	4,613	4,642
3.650%, 3/15/23	11,370	11,534
Conagra Brands, Inc. 4.300%, 5/1/24	17,135	17,758
CVS Health Corp.
3.700%, 3/9/23	18,779	19,079
(3 month LIBOR + 0.720%) 3.321%, 3/9/21(5)	6,510	6,525
Kraft Heinz Foods Co. (The)
3.500%, 7/15/22	4,543	4,588
4.000%, 6/15/23	14,660	15,088
		138,000

Energy—3.7%
Afren plc 144A 11.500%, 2/1/16(1)(3)(6)	4,674	4
See Notes to Financial Statements.
26

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
Anadarko Finance Co. Series B 7.500%, 5/1/31	$ 3,000	$ 3,748
Anadarko Petroleum Corp. 4.850%, 3/15/21	3,062	3,175
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	6,070	6,161
California Resources Corp. 144A 8.000%, 12/15/22(1)(2)	11,930	9,369
Callon Petroleum Co. 6.125%, 10/1/24	4,110	4,131
Citgo Holding, Inc. 144A 10.750%, 2/15/20(1)	6,650	6,818
CITGO Petroleum Corp. Senior Secured Notes 144A 6.250%, 8/15/22(1)	6,973	6,929
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,783
Encana Corp.
3.900%, 11/15/21	7,960	8,106
8.125%, 9/15/30	8,110	10,417
Energy Transfer Partners LP
5.000%, 10/1/22	15,564	16,414
4.500%, 11/1/23	4,855	5,060
EP Energy LLC
144A 9.375%, 5/1/24(1)	3,680	1,306
144A 8.000%, 11/29/24(1)(2)	2,435	1,345
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	20,300	22,253
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(1)	6,670	6,610
Pertamina Persero PT 144A 4.300%, 5/20/23(1)	25,000	25,706
	Par Value	Value

Energy—continued
Petrobras Global Finance B.V. 5.299%, 1/27/25	$20,180	$ 20,473
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	2,133
Petroleos Mexicanos 4.625%, 9/21/23	31,005	30,540
PTTEP Treasury Center Co. Ltd. 144A 4.875%, (1)(5)(7)	3,007	2,994
Range Resources Corp. 4.875%, 5/15/25	10,140	9,405
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000	8,312
6.250%, 3/15/22	8,415	9,088
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	3,738	3,794
Transocean, Inc. 144A 9.000%, 7/15/23(1)	3,680	3,924
Weatherford International Ltd. 9.875%, 2/15/24(2)	4,795	3,452
		237,450

Financials—10.4%
AerCap Ireland Capital DAC 3.950%, 2/1/22	3,670	3,718
Ares Capital Corp.
3.625%, 1/19/22	4,475	4,485
3.500%, 2/10/23	7,365	7,165
4.250%, 3/1/25	407	397
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	14,428
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	18,262	18,326
Bank of America Corp.
4.200%, 8/26/24	10,473	10,845
See Notes to Financial Statements.
27

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
(3 month LIBOR + 0.770%) 3.503%, 2/5/26(5)	$ 11,312	$11,052
(3 month LIBOR + 1.000%) 3.779%, 4/24/23(5)	14,445	14,559
Bank of Baroda 144A 4.875%, 7/23/19(1)	11,775	11,824
Barclays plc 3.200%, 8/10/21	10,345	10,334
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(2)(4)	16,280	17,074
Capital One N.A.
2.400%, 9/5/19	5,000	4,990
2.950%, 7/23/21	14,425	14,475
Citigroup, Inc.
2.350%, 8/2/21	6,604	6,528
3.200%, 10/21/26	2,927	2,869
(3 month LIBOR + 1.250%) 3.842%, 7/1/26(5)	21,935	21,960
(3 month LIBOR + 1.430%) 4.056%, 9/1/23(5)	7,115	7,233
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(1)	6,000	6,278
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(1)	3,330,000 KZT	8,522
Discover Bank 8.700%, 11/18/19	1,750	1,810
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	14,685	14,718
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500	4,497
FS KKR Capital Corp. 4.250%, 1/15/20	4,528	4,534
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	4,425	4,358
	Par Value	Value

Financials—continued
4.250%, 10/21/25	$24,315	$24,906
(3 month LIBOR + 1.170%) 3.854%, 5/15/26(5)	28,975	28,423
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	14,428	14,590
HSBC Holdings plc
2.950%, 5/25/21	10,000	9,998
(3 month LIBOR + 1.500%) 4.295%, 1/5/22(5)	6,524	6,666
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	18,177
ICAHN Enterprises LP 6.250%, 2/1/22	10,285	10,551
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	6,275	6,291
2.957%, 11/8/22	14,880	14,751
(3 month LIBOR + 0.750%) 3.488%, 11/8/20(5)	630	630
iStar, Inc. 5.250%, 9/15/22	7,285	7,176
Jefferies Group LLC 6.875%, 4/15/21	2,594	2,772
JPMorgan Chase & Co.
2.295%, 8/15/21	4,495	4,444
(3 month LIBOR + 0.900%) 3.671%, 4/25/23(5)	18,055	18,141
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	8,805	8,763
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.801%, 4/20/67(5)(8)	2,885	2,366
Macquarie Group Ltd. 144A 6.000%, 1/14/20(1)	10,950	11,198
See Notes to Financial Statements.
28

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Mizuho Financial Group, Inc. 144A 2.632%, 4/12/21(1)	$32,105	$31,919
Morgan Stanley
(3 month LIBOR + 0.930%) 3.691%, 7/22/22(5)	18,055	18,150
(3 month LIBOR + 1.400%) 4.179%, 10/24/23(5)	25,080	25,470
Navient Corp. 5.875%, 10/25/24	9,760	9,443
S&P Global, Inc. 3.300%, 8/14/20	15,097	15,227
Santander Holdings USA, Inc.
2.650%, 4/17/20	6,958	6,934
4.450%, 12/3/21	17,086	17,595
3.700%, 3/28/22	5,808	5,872
SBA Tower Trust
144A 3.156%, 10/8/20(1)	6,050	6,050
144A 3.168%, 4/11/22(1)	18,490	18,395
Sberbank of Russia RegS 5.717%, 6/16/21(4)(9)	7,000	7,184
Springleaf Finance Corp. 6.875%, 3/15/25	7,875	8,131
Synchrony Financial 4.375%, 3/19/24	18,985	19,240
Toronto-Dominion Bank (The) 2.125%, 4/7/21	11,005	10,894
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	8,475	8,402
Wells Fargo & Co.
2.500%, 3/4/21	7,465	7,430
(3 month LIBOR + 1.230%) 3.974%, 10/31/23(5)	10,770	10,943
	Par Value	Value

Financials—continued
Wells Fargo Bank N.A.
2.150%, 12/6/19	$ 8,310	$ 8,281
3.550%, 8/14/23	9,555	9,815
		662,197

Health Care—2.9%
AbbVie, Inc.
2.500%, 5/14/20	11,705	11,670
3.375%, 11/14/21	1,901	1,922
3.200%, 11/6/22	1,940	1,958
3.750%, 11/14/23	3,000	3,081
Allergan Funding SCS
3.000%, 3/12/20	2,825	2,823
3.450%, 3/15/22	3,815	3,848
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	6,105	6,471
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(1)	2,190	2,267
144A 5.750%, 8/15/27(1)	745	764
Bayer US Finance II LLC
144A 3.500%, 6/25/21(1)	6,300	6,326
(3 month LIBOR + 0.630%) 144A 3.231%, 6/25/21(1)(5)	6,190	6,137
Becton Dickinson & Co.
2.894%, 6/6/22	11,831	11,769
3.363%, 6/6/24	7,740	7,750
(3 month LIBOR + 0.875%) 3.476%, 12/29/20(5)	4,693	4,693
Cardinal Health, Inc. 2.616%, 6/15/22	10,985	10,846
Cigna Corp.
144A 3.750%, 7/15/23(1)	8,938	9,168
See Notes to Financial Statements.
29

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Health Care—continued
144A 4.125%, 11/15/25(1)	$ 740	$ 766
(3 month LIBOR + 0.890%) 144A 3.677%, 7/15/23(1)(5)	7,542	7,505
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(1)	2,590	2,642
HCA, Inc. 5.375%, 2/1/25	7,250	7,685
Mylan NV 3.950%, 6/15/26	17,310	16,527
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	2,000	1,941
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	9,275	9,169
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	10,075	10,333
Tenet Healthcare Corp.
4.625%, 7/15/24	4,350	4,361
5.125%, 5/1/25	4,765	4,789
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24	800	803
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	25,115	25,192
		183,206

Industrials—1.8%
Alfa SAB de CV 144A 5.250%, 3/25/24(1)	6,775	7,096
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	16,532	17,235
CNH Industrial N.V. 4.500%, 8/15/23	15,130	15,697
	Par Value	Value

Industrials—continued
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	$ 785	$ 791
Doric Nimrod Air Alpha Pass-Through-Trust
2012-1, A 144A 5.125%, 11/30/22(1)	8,560	8,682
2013-1, A 144A 5.250%, 5/30/23(1)	12,073	12,280
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	5,731	5,796
Navistar International Corp. 144A 6.625%, 11/1/25(1)	10,350	10,518
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	13,826	13,219
Penske Truck Leasing Co., LP
144A 4.125%, 8/1/23(1)	7,770	8,001
RegS 2.500%, 6/15/19(4)	3,470	3,465
TransDigm, Inc. 6.500%, 7/15/24	11,820	12,145
		114,925

Information Technology—1.5%
Analog Devices, Inc. 2.950%, 1/12/21	18,570	18,626
Broadcom Corp.
2.375%, 1/15/20	13,820	13,751
2.650%, 1/15/23	9,730	9,476
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	8,090	8,027
See Notes to Financial Statements.
30

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	$ 4,545	$ 4,606
(3 month LIBOR + 0.720%) 3.515%, 10/5/21(5)	2,830	2,819
Tencent Holdings Ltd. 144A 2.985%, 1/19/23(1)	7,050	7,022
ViaSat, Inc.
144A 5.625%, 9/15/25(1)	6,670	6,386
144A 5.625%, 4/15/27(1)	6,220	6,330
VMware, Inc. 2.950%, 8/21/22	18,195	18,008
		95,051

Materials—2.1%
Anglo American Capital plc 144A 3.625%, 9/11/24(1)	18,490	18,333
ArcelorMittal 6.125%, 6/1/25	15,730	17,446
DowDuPont, Inc.
3.766%, 11/15/20	2,732	2,779
(3 month LIBOR + 0.710%) 3.394%, 11/15/20(5)	4,552	4,583
Equate Petrochemical BV 144A 3.000%, 3/3/22(1)	9,535	9,397
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(1)	9,330	9,377
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	17,615	17,942
James Hardie International Finance DAC 144A 4.750%, 1/15/25(1)	12,975	12,780
	Par Value	Value

Materials—continued
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(1)	$ 4,230	$ 4,156
144A 5.000%, 5/1/25(1)	7,820	7,664
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	5,065	5,218
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	8,700	8,874
Syngenta Finance NV
144A 3.698%, 4/24/20(1)	8,635	8,666
144A 3.933%, 4/23/21(1)	8,635	8,676
		135,891

Real Estate—1.1%
Alexandria Real Estate Equities, Inc. 4.000%, 1/15/24	9,892	10,236
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	17,890	17,709
Hospitality Properties Trust 4.500%, 6/15/23	4,445	4,502
Office Properties Income Trust
3.750%, 8/15/19	2,905	2,910
4.150%, 2/1/22	18,910	19,034
4.000%, 7/15/22	7,345	7,330
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,686
Ventas Realty LP 2.700%, 4/1/20	2,948	2,941
		71,348

See Notes to Financial Statements.
31

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Utilities—1.5%
American Electric Power Co., Inc. Series I 3.650%, 12/1/21	$ 7,902	$ 8,063
Eskom Holdings SOC Ltd. 144A 5.750%, 1/26/21(1)	9,900	9,758
Exelon Corp.
2.850%, 6/15/20	18,845	18,826
3.497%, 6/1/22	8,261	8,348
PNM Resources, Inc. 3.250%, 3/9/21	11,070	11,065
PSEG Power LLC 3.850%, 6/1/23	18,125	18,578
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	18,640	18,416
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(1)(10)	5,925	4
Toledo Edison Co. (The) 7.250%, 5/1/20	224	233
		93,291

Total Corporate Bonds And Notes (Identified Cost $2,027,283)		2,025,836

Leveraged Loans(5)—9.3%
Aerospace—0.5%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 4.499%, 4/28/23	6,514	6,381
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.250%, 12/6/25	2,329	2,347
	Par Value	Value

Aerospace—continued
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.999%, 5/30/25	$ 3,311	$ 3,221
2018, Tranche F (1 month LIBOR + 2.500%) 4.999%, 6/9/23	17,985	17,548
		29,497

Chemicals—0.1%
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 5.999%, 2/14/24	5,268	5,222
Consumer Durables—0.2%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.500%, 9/29/24	10,174	10,022
Consumer Non-Durables—0.2%
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.496%, 5/15/23	14,188	13,219
Energy—0.4%
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.749%, 10/30/24	7,386	7,183
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 3.750%, 7/16/21(3)(10)	66	—
See Notes to Financial Statements.
32

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.601%, 2/21/21	$ 5,050	$ 4,188
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 6.500%, 9/27/24	11,418	11,389
		22,760

Financial—0.9%
Asurion LLC
Tranche B-6 (1 month LIBOR + 3.000%) 5.499%, 11/3/23	6,888	6,849
Tranche B-7 (1 month LIBOR + 3.000%) 5.499%, 11/3/24	7,007	6,951
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.499%, 6/15/25	9,751	9,566
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 4.351%, 10/6/23	16,529	16,500
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.499%, 12/27/22	4,352	4,316
iStar, Inc. (1 month LIBOR + 2.750%) 5.235%, 6/28/23	12,004	11,899
		56,081

Food / Tobacco—0.4%
Aramark Intermediate HoldCo Corp.
Tranche B-2 (1 month LIBOR + 1.750%) 4.249%, 3/28/24	4,862	4,818
	Par Value	Value

Food / Tobacco—continued
Tranche B-3 (1 month LIBOR + 1.750%) 4.249%, 3/11/25	$ 7,219	$ 7,156
Chobani LLC First Lien (1 month LIBOR + 3.500%) 5.999%, 10/10/23	6,290	6,015
H-Food Holdings LLC (1 month LIBOR + 3.688%) 6.186%, 5/23/25	2,367	2,296
Hostess Brands LLC 2017, Tranche B (1 month LIBOR + 2.250%) 0.000%, 8/3/22(11)	7,232	7,018
		27,303

Food and Drug—0.2%
Albertson’s LLC 2018, Tranche B-7 (1 month LIBOR + 3.000%) 5.499%, 11/17/25	12,991	12,815
Forest Prod / Containers—0.1%
Berry Global Group, Inc.
Tranche Q (2 month LIBOR + 2.000%) 4.610%, 10/1/22	6,109	6,063
Tranche R (1 month LIBOR + 2.000%) 4.493%, 1/19/24	1,024	1,015
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.749%, 1/31/25	2,676	2,519
		9,597

See Notes to Financial Statements.
33

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—1.0%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.249%, 12/23/24	$9,128	$ 8,998
Eldorado Resorts, Inc. (2 month LIBOR + 2.250%) 4.875%, 4/17/24	4,794	4,746
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.236%, 10/25/23	9,796	9,772
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.250%, 4/29/24	9,004	8,638
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.314%, 8/14/24	7,440	7,238
Seminole Tribe of Florida 2018, Tranche B (1 month LIBOR + 1.750%) 4.249%, 7/8/24	8,352	8,321
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.750%, 8/18/23	8,919	8,845
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 4.249%, 5/30/25	8,094	7,979
		64,537

	Par Value	Value

Healthcare—0.6%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.231%, 11/27/25	$ 2,005	$ 1,980
(1 month LIBOR + 3.000%) 0.000%, 6/2/25(11)	6,421	6,375
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.750%) 5.249%, 3/1/24	4,934	4,865
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.249%, 10/10/25	9,006	8,413
IQVIA, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 0.000%, 6/11/25(11)	7,716	7,626
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 8.000%, 2/22/24	6,853	6,220
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%) 0.000%, 9/2/24(11)	3,166	3,108
		38,587

Housing—0.2%
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	11,910	11,791
See Notes to Financial Statements.
34

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—0.6%
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 9/7/23(11)	$ 4,988	$ 4,928
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.736%, 11/1/23	17,372	17,193
Second Lien (3 month LIBOR + 8.250%) 10.986%, 11/1/24	3,287	3,330
SS&C Technologies Holdings, Inc. Tranche B-5 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	3,806	3,770
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	4,939	4,893
Tranche B-4 (1 month LIBOR + 2.250%) 4.749%, 4/16/25	3,551	3,518
		37,632

Manufacturing—0.3%
Commscope, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 2/6/26(11)	9,410	9,394
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.349%, 8/17/22	11,746	7,805
		17,199

	Par Value	Value

Media / Telecom - Broadcasting—0.2%
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.750%, 1/3/24	$11,227	$11,093
Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 4/30/25(11)	15,887	15,768
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 4.734%, 7/17/25	10,798	10,476
2018 (1 month LIBOR + 2.250%) 4.734%, 1/15/26	7,330	7,108
Virgin Media Bristol LLC (1 month LIBOR + 2.500%) 4.984%, 1/15/26	6,845	6,767
		40,119

Media / Telecom - Diversified Media—0.4%
CDS US Intermediate Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 6.296%, 7/8/22	4,787	4,384
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 4.999%, 2/28/25	11,513	11,232
See Notes to Financial Statements.
35

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 6.499%, 5/4/22	$ 8,582	$ 7,874
		23,490

Media / Telecom - Telecommunications—0.8%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.249%, 1/31/25	9,240	9,050
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 6.250%, 6/15/24	11,535	11,246
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.736%, 2/22/24	11,304	11,160
Numericable U.S. LLC Tranche B-12 (1 month LIBOR + 3.688%) 6.171%, 1/31/26	6,734	6,371
Securus Technologies Holdings, Inc. First Lien (1 month LIBOR + 4.500%) 0.000%, 11/1/24(11)	5,944	5,899
West Corp. Tranche B (3 month LIBOR + 4.000%) 6.629%, 10/10/24	6,816	6,383
		50,109

	Par Value	Value

Metals / Minerals—0.2%
Covia Holdings Corp. (weekly LIBOR + 3.750%) 0.000%, 6/1/25(11)	$ 5,202	$ 4,427
Graftech International Ltd. (1 month LIBOR + 3.500%) 5.999%, 2/12/25	10,201	10,163
		14,590

Service—0.5%
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.499%, 5/30/25	6,481	6,253
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.999%, 6/30/24	9,181	8,865
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.749%, 12/31/25	783	766
ServiceMaster Co., LLC Tranche C (1 month LIBOR + 2.500%) 4.999%, 11/8/23	1,038	1,034
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.250%, 2/1/23	9,288	9,095
Trans Union LLC 2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.499%, 6/19/25	8,868	8,739
		34,752

See Notes to Financial Statements.
36

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—0.2%
Panther BF Aggregator 2 LP Tranche B (3 month LIBOR + 3.500%) 0.000%, 3/18/26(11)	$ 6,950	$ 6,867
Tenneco, Inc. Tranche B (1 month LIBOR + 2.750%) 5.249%, 10/1/25	6,105	5,815
		12,682

Utility—0.7%
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.249%, 8/1/25	11,257	11,221
Calpine Construction Finance Co. LP Tranche B-9 (3 month LIBOR + 2.750%) 0.000%, 3/20/26(11)	13,010	12,871
Pacific Gas and Electric Co.
(2 month LIBOR + 1.125%) 1.125%, 12/31/20(12)	1,900	1,900
(3 month LIBOR + 2.250%) 0.000%, 12/31/20(11)	5,705	5,705
Vistra Operations Co. LLC
(1 month LIBOR + 2.000%) 4.499%, 8/4/23	5,882	5,809
2018 (1 month LIBOR + 2.000%) 4.486%, 12/31/25	7,751	7,627
		45,133

Total Leveraged Loans (Identified Cost $604,525)		588,230

	Shares	Value
Preferred Stocks—0.6%
Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%	12,070 (13)	$ 12,191
Huntington Bancshares, Inc. Series E, 5.700%	6,639 (13)	6,473
JPMorgan Chase & Co. Series Z, 5.300%	3,985 (13)	4,027
Wells Fargo & Co. Series K, 6.381%	16,155 (13)	16,256
		38,947

Total Preferred Stocks (Identified Cost $38,880)		38,947

Common Stock—0.0%
Energy—0.0%
Frontera Energy Corp.(2)	148,014	1,267
Total Common Stock (Identified Cost $2,594)		1,267

Affiliated Mutual Fund—0.9%
Virtus Newfleet Credit Opportunities Fund Class R6(14)	6,307,886	58,790
Total Affiliated Mutual Fund (Identified Cost $63,052)		58,790

Right—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(15)	98,789	71
Total Right (Identified Cost $84)		71

Total Long-Term Investments—99.2% (Identified Cost $6,353,767)		6,310,116

See Notes to Financial Statements.
37

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.335%)(14)(16)	35,418,748	$ 35,419
Total Securities Lending Collateral (Identified Cost $35,419)		35,419

TOTAL INVESTMENTS—99.7% (Identified Cost $6,389,186)		$6,345,535
Other assets and liabilities, net—0.3%		16,154
NET ASSETS—100.0%		$6,361,689

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Foreign Currencies:
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
ZAR	South African Rand

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $3,470,187 or 54.5% of net assets.
(2)	All or a portion of security is on loan.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of March 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	Interest payments may be deferred.
(9)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(10)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(11)	This loan will settle after March 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(12)	Represents unfunded portion of security and commitment fee earned on this portion.
(13)	Value shown as par value.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
38

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
(16)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
Netherlands	2
Canada	1
Mexico	1
United Kingdom	1
Luxembourg	1
Japan	1
Other	5
Total	100%
† % of total investments as of March 31, 2019.
See Notes to Financial Statements.
39

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,508,146	$ —	$1,508,146	$ —
Corporate Bonds And Notes	2,025,836	—	2,025,828	8
Foreign Government Securities	176,622	—	176,622	—
Leveraged Loans	588,230	—	588,230	— (1)
Mortgage-Backed Securities	1,727,025	—	1,711,000	16,025
Municipal Bond	4,410	—	4,410	—
U.S. Government Securities	180,772	—	180,772	—
Equity Securities:
Preferred Stocks	38,947	—	38,947	—
Common Stock	1,267	1,267	—	—
Right	71	—	—	71
Affiliated Mutual Fund	58,790	58,790	—	—
Securities Lending Collateral	35,419	35,419	—	—
Total Investments	$6,345,535	$95,476	$6,233,955	$16,104

(1)	Security held by the Fund with an end of period value of $0 was categorized as Level 3 in this table.
Securities with an end of period value of $4,647 were transferred from Level 3 to Level 2 due to an increase in trading activity at March 31, 2019.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2019.
See Notes to Financial Statements.
40

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in unaffiliated securities at value(1)(2)	$ 6,286,745
Investment in affiliated fund at value(3)	58,790
Foreign currency at value(4)	— (a)
Cash	70,215
Receivables
Investment securities sold	95,419
Fund shares sold	10,709
Dividends and interest	31,970
Tax reclaims	38
Securities lending	30
Prepaid trustee retainer	124
Prepaid expenses	157
Other assets	460
Total assets	6,554,657
Liabilities
Payables
Fund shares repurchased	14,909
Investment securities purchased	134,884
Collateral on securities loaned	35,419
Dividend distributions	1,896
Investment advisory fees	2,530
Distribution and service fees	698
Administration and accounting fees	591
Transfer agent and sub-transfer agent fees and expenses	1,160
Professional fees	25
Trustee deferred compensation plan	460
Other accrued expenses	396
Total liabilities	192,968
Net Assets	$ 6,361,689
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 6,585,179
Accumulated earnings (loss)	(223,490)
Net Assets	$ 6,361,689
Net Assets:
Class A	$ 839,467
Class C	$ 707,807
Class C1	$ 254,747
Class I	$ 4,553,412
Class R6	$ 6,256
See Notes to Financial Statements.
41

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	179,694,151
Class C	149,493,494
Class C1	53,949,312
Class I	973,256,055
Class R6	1,338,313
Net Asset Value and Redemption Price Per Share:
Class A	$ 4.67
Class C	$ 4.73
Class C1	$ 4.72
Class I	$ 4.68
Class R6	$ 4.67
Offering Price per Share (NAV/(1-2.25%)):
Class A	$ 4.78
(1) Investment in unaffiliated securities at cost	$ 6,326,134
(2) Market value of securities on loan	$ 33,761
(3) Investment in affiliated fund at cost	$ 63,052
(4) Foreign currency at cost	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements.
42

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
Investment Income
Dividends	$ 760
Dividends from affiliated fund	2,323
Interest	131,996
Security lending, net of fees	191
Foreign taxes withheld	(44)
Total investment income	135,226
Expenses
Investment advisory fees	15,425
Distribution and service fees, Class A	951
Distribution and service fees, Class C	2,143
Distribution and service fees, Class C1	1,383
Administration and accounting fees	3,401
Transfer agent fees and expenses	1,397
Sub-transfer agent fees and expenses, Class A	311
Sub-transfer agent fees and expenses, Class C	256
Sub-transfer agent fees and expenses, Class C1	89
Sub-transfer agent fees and expenses, Class I	1,627
Custodian fees	43
Printing fees and expenses	189
Professional fees	53
Interest expense	14
Registration fees	122
Trustees’ fees and expenses	279
Miscellaneous expenses	385
Total expenses	28,068
Less expenses reimbursed and/or waived by investment adviser(1)	(144)
Less low balance account fees	(1)
Net expenses	27,923
Net investment income (loss)	107,303
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(41,221)
Affiliated fund	(532)
Foreign currency transactions	(11,229)
Net change in unrealized appreciation (depreciation) from:
Unaffiliated investments	73,840
Affiliated fund	(1,982)
Foreign currency transactions	29
Net realized and unrealized gain (loss) on investments	18,905
Net increase (decrease) in net assets resulting from operations	$126,208

(1)	See Notes 3A and 3D in the Notes to Financial Statements.
See Notes to Financial Statements.
43

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
(Reported in thousands)
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 107,303	$ 220,047
Net realized gain (loss)	(52,982)	(26,384)
Net change in unrealized appreciation (depreciation)	71,887	(182,285)
Increase (decrease) in net assets resulting from operations	126,208	11,378
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(11,747)	(22,809) (1)
Class C	(11,770)	(28,615) (1)
Class C1	(3,153)	(6,597) (1)
Class I	(76,387)	(147,031) (1)
Class R6	(71)	(89) (1)
Tax Return on Capital:
Class A	—	(987)
Class C	—	(1,365)
Class C1	—	(407)
Class I	—	(5,803)
Class R6	—	(3)
Dividends and Distributions to Shareholders	(103,128)	(213,706)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (95,004 and 37,818 shares, respectively)	438,155	178,253
Class C (41,452 and 40,660 shares, respectively)	194,442	194,702
Class C1 (1,356 and 2,859 shares, respectively)	6,338	13,634
Class I (139,555 and 352,160 shares, respectively)	646,603	1,661,170
Class R6 (731 and 311 shares, respectively)	3,390	1,463
Reinvestment of distributions:
Class A (2,205 and 4,368 shares, respectively)	10,210	20,546
Class C (2,495 and 6,236 shares, respectively)	11,690	29,715
Class C1 (476 and 1,051 shares, respectively)	2,227	4,993
Class I (14,544 and 28,458 shares, respectively)	67,422	133,907
Class R6 (11 and 19 shares, respectively)	53	87
Shares repurchased and cross class conversions:
Class A ((70,524) and (82,884) shares, respectively)	(325,955)	(389,256)
Class C ((114,878) and (87,948) shares, respectively)	(537,715)	(419,167)
Class C1 ((12,668) and (17,377) shares, respectively)	(59,133)	(82,623)
Class I ((250,581) and (316,253) shares, respectively)	(1,158,429)	(1,488,659)
Class R6 ((84) and (180) shares, respectively)	(387)	(846)
Increase (decrease) in net assets from capital transactions	(701,089)	(142,081)
Net increase (decrease) in net assets	(678,009)	(344,409)
Net Assets
Beginning of period	7,039,698	7,384,107
End of Period	$ 6,361,689	$ 7,039,698
See Notes to Financial Statements.
44

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(Reported in thousands)
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (1,935)

(1)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
See Notes to Financial Statements.
45

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains

Class A
10/1/18 to 3/31/19(6)	$4.65	0.07	0.02	0.09	(0.07)	—	—
10/1/17 to 9/30/18	4.78	0.14	(0.14)	—	(0.12)	(0.01)	—
10/1/16 to 9/30/17	4.78	0.14	—	0.14	(0.14)	—	—
10/1/15 to 9/30/16	4.69	0.15	0.08	0.23	(0.14)	—	—
10/1/14 to 9/30/15	4.84	0.15	(0.16)	(0.01)	(0.11)	(0.03)	—
10/1/13 to 9/30/14	4.85	0.16	(0.01)	0.15	(0.16)	— (10)	— (10)
Class C
10/1/18 to 3/31/19(6)	$4.71	0.07	0.02	0.09	(0.07)	—	—
10/1/17 to 9/30/18	4.84	0.13	(0.14)	(0.01)	(0.11)	(0.01)	—
10/1/16 to 9/30/17	4.84	0.13	—	0.13	(0.13)	—	—
10/1/15 to 9/30/16	4.75	0.14	0.07	0.21	(0.12)	—	—
10/1/14 to 9/30/15	4.89	0.14	(0.15)	(0.01)	(0.10)	(0.03)	—
10/1/13 to 9/30/14	4.90	0.15	(0.02)	0.13	(0.14)	— (10)	— (10)
Class C1
10/1/18 to 3/31/19(6)	$4.70	0.06	0.01	0.07	(0.05)	—	—
10/1/17 to 9/30/18	4.83	0.10	(0.13)	(0.03)	(0.09)	(0.01)	—
10/1/16 to 9/30/17	4.83	0.11	—	0.11	(0.11)	—	—
10/1/15 to 9/30/16	4.73	0.12	0.08	0.20	(0.10)	—	—
10/1/14 to 9/30/15	4.88	0.12	(0.17)	(0.05)	(0.07)	(0.03)	—
10/1/13 to 9/30/14	4.89	0.12	(0.01)	0.11	(0.12)	— (10)	— (10)
Class I
10/1/18 to 3/31/19(6)	$4.66	0.08	0.02	0.10	(0.08)	—	—
10/1/17 to 9/30/18	4.79	0.15	(0.14)	0.01	(0.13)	(0.01)	—
10/1/16 to 9/30/17	4.78	0.16	0.01	0.17	(0.16)	—	—
10/1/15 to 9/30/16	4.69	0.16	0.08	0.24	(0.15)	—	—
10/1/14 to 9/30/15	4.84	0.16	(0.16)	—	(0.12)	(0.03)	—
10/1/13 to 9/30/14	4.85	0.17	(0.01)	0.16	(0.17)	— (10)	— (10)
Class R6
10/1/18 to 3/31/19(6)	$4.65	0.08	0.02	0.10	(0.08)	—	—
10/1/17 to 9/30/18	4.78	0.15	(0.13)	0.02	(0.14)	(0.01)	—
11/3/16 (12) to 9/30/17	4.76	0.15	0.02	0.17	(0.15)	—	—
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
46

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

(0.07)	0.02	$4.67	1.97%	$ 839,467	0.98% (7)	0.99%	3.21%	23%
(0.13)	(0.13)	4.65	0.05	711,425	0.97 (7)	0.98	2.88	55
(0.14)	—	4.78	3.07 (8)	925,677	1.00 (8)	1.01	3.04 (8)	69
(0.14)	0.09	4.78	4.90	1,307,484	1.00 (9)	1.01	3.19	53
(0.14)	(0.15)	4.69	(0.23)	1,575,629	0.97	0.97	3.15	37
(0.16)	(0.01)	4.84	3.03	1,894,633	0.99	0.99	3.30	39

(0.07)	0.02	$4.73	1.82%	$ 707,807	1.21% (7)	1.21%	2.90%	23%
(0.12)	(0.13)	4.71	(0.18)	1,039,109	1.20 (7)	1.21	2.66	55
(0.13)	—	4.84	2.78 (8)	1,266,378	1.25 (8)	1.25	2.80 (8)	69
(0.12)	0.09	4.84	4.58	1,321,202	1.25 (9)	1.26	2.94	53
(0.13)	(0.14)	4.75	(0.27)	1,460,120	1.22	1.22	2.90	37
(0.14)	(0.01)	4.89	2.73	1,720,245	1.24	1.24	3.03	39

(0.05)	0.02	$4.72	1.58%	$ 254,747	1.71% (7)	1.72%	2.43%	23%
(0.10)	(0.13)	4.70	(0.68)	304,444	1.70 (7)	1.71	2.16	55
(0.11)	—	4.83	2.28 (8)	377,835	1.75 (8)	1.75	2.30 (8)	69
(0.10)	0.10	4.83	4.29	489,924	1.75 (9)	1.76	2.44	53
(0.10)	(0.15)	4.73	(0.98)	583,694	1.72	1.72	2.40	37
(0.12)	(0.01)	4.88	2.23	719,840	1.74	1.74	2.53	39

(0.08)	0.02	$4.68	2.10%	$4,553,412	0.72% (7)	0.72%	3.43%	23%
(0.14)	(0.13)	4.66	0.32	4,981,559	0.71 (7)	0.71	3.16	55
(0.16)	0.01	4.79	3.54 (8)	4,811,684	0.75 (8)	0.76	3.30 (8)	69
(0.15)	0.09	4.78	5.16	4,033,610	0.75 (9)	0.76	3.44	53
(0.15)	(0.15)	4.69	0.02	4,095,547	0.72	0.72	3.40	37
(0.17)	(0.01)	4.84	3.28	4,766,491	0.74	0.74	3.51	39

(0.08)	0.02	$4.67	2.14%	$ 6,256	0.55%	0.65%	3.68%	23%
(0.15)	(0.13)	4.65	0.38	3,161	0.59 (7)(11)	0.65	3.29	55
(0.15)	0.02	4.78	3.54 (8)	2,533	0.70 (8)	0.71	3.05 (8)	69 (13)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
47

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of the underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund is currently under its expense limitation.
(8)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.01%.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Amount is less than $0.005 per share.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	Inception date.
(13)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements.
48

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class C1 shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 2.25% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 12 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are sold without a sales charge. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class C1 shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low balance account fees” in the Fund’s Statement of Operations for the period, as applicable. The net expense ratio in the Financial Highlights includes a waiver of such low balance account fees.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I
49

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using
50

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost bases,
51

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed
52

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
($ reported in thousands)
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
53

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
At March 31, 2019, At March 31, 2019, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Loan Commitment
Pacific Gas and Electric Co.	$1,900
I.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
J.	Securities Lending
($ reported in thousands)
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
At March 31, 2019, the Fund had securities on loan as follows:

Market Value	Cash Collateral
$ 33,761	$ 35,419
Note 3. Investment Advisory Fees and Related Party Transactions
A.	Investment Adviser
($ reported in thousands)
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
54

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	Over $10 Billion
0.55%	0.50%	0.45%	0.425%
During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $142. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through January 31, 2020. The waivers and reimbursements are calculated daily and received monthly.

Class A	Class C	Class C1	Class I	Class R6
1.10%*	1.35%*	1.85%*	0.85%*	0.55%
* Share class is currently below its expense cap.
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time
55

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	2021	2022	Total
Class R6	$ 2	$ 2	$ 4
E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2019, it retained net commissions of $5 for Class A shares, and CDSC of $22, $1 and $3 for Class A shares, Class C shares, and Class C1 shares, respectively.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares, 0.50% for Class C shares, and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2019, the Fund incurred administration fees totaling $3,107 which are included in the Statement of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended March 31, 2019, the Fund incurred transfer agent fees totaling $3,675 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Fund. The fees are calculated daily and paid monthly.
56

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
G.	Investments in Affiliates
($ reported in thousands)
A summary of total long-term and short-term purchases and sales of the affiliated fund, during the period ended March 31, 2019, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Affiliated Mutual Fund—0.9%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$ 67,585	$ —	$ 6,281	$ (532)	$ (1,982)	$ 58,790	6,307,886	$ 2,323	$ —

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The Fund does not invest in the underlying fund for the purpose of exercising management or control; however, the investments made by the Fund within each of its principal investment strategies may represent a significant portion of the underlying fund’s net assets. At March 31, 2019, the Fund was the owner of record of approximately 85% of the Virtus Newfleet Credit Opportunities Fund.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2019.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2019, were as follows:
Purchases	Sales
$1,264,085	$1,918,458
Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2019, were as follows:
Purchases	Sales
$209,166	$334,356
57

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 5. Capital Share Transactions
(reported in thousands)
Certain shareholders may exchange shares of one class for shares of another class in the Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of changes in net assets. For the period ended March 31, 2019, the Funds had the following exchange transactions:
Exchange Redemptions	Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Value
10,033	78,782	4,267	2,899	84,515	3,565	127	8,706	$449,194
Note 6. 10% Shareholders
As of March 31, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts
33%	2 *
*	The shareholders are not affiliated with Virtus.
Note 7. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made
58

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2019, the Fund did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The outstanding borrowings during the period ended March 31, 2019, by the Fund were as follows:
Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
$14	$14,000	3.67%	10
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,355,335	$40,470	$ (85,703)	$ (45,233)
59

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Fund.
Note 13. Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.
60

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following is the only subsequent event requiring recognition or disclosure in these financial statements.
Effective April 30, 2019, Class C shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged.
61

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) among the Trust, VIA and Newfleet Asset Management, LLC (the “Subadviser”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Newfleet Multi-Sector Short Term Bond Fund (the “Fund”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
62

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was
63

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2018.
The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1- year period.
After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the Fund had expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on
64

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
The Board considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
65

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
66

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8024	05-19

SEMI-ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2019
Virtus Vontobel Emerging Markets Opportunities Fund*
*Prospectus supplement appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. (Please note that the Fund will incur additional expenses when printing and mailing any paper shareholder reports, and Fund expenses pass indirectly to all shareholders.) If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Vontobel Emerging Markets Opportunities Fund
(“Vontobel Emerging Markets Opportunities Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	17
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	28
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
For periods prior to the quarter ending June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective June 30, 2019, the Trust will file a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Vontobel Emerging Markets Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2019.
Despite a strong rebound in the first quarter of 2019, many global market indexes remained in negative territory for the six months ended March 31, 2019. During this period, U.S. large-cap stocks, as measured by the S&P 500® Index, decreased 1.72%, while small-cap stocks fell even further, decreasing 8.56%, as measured by the Russell 2000® Index. Within international equities, emerging markets produced positive returns, with the MSCI Emerging Markets Index (net) up 1.71%, while developed markets, as measured by the MSCI EAFE® Index (net), fell 3.81%.
In fixed income markets, the yield on the 10-year Treasury was at 2.41% at March 31, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 4.63% for the six months. Non-investment grade bonds also produced positive returns during the period, up 2.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
These last few months of market uncertainty serve as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Emerging Markets Opportunities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,059.40	1.59%	$ 8.16
Class C	1,000.00	1,055.40	2.28	11.68
Class I	1,000.00	1,061.10	1.27	6.53
Class R6	1,000.00	1,061.10	1.09	5.60

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
2

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2018 TO March 31, 2019
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,017.00	1.59%	$ 8.00
Class C	1,000.00	1,013.56	2.28	11.45
Class I	1,000.00	1,018.60	1.27	6.39
Class R6	1,000.00	1,019.50	1.09	5.49

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2019
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2019.
Financials	30%
Consumer Staples	25
Communication Services	16
Information Technology	11
Consumer Discretionary	10
Utilities	4
Energy	2
Other	2
Total	100%
	Shares	Value
Common Stocks—95.6%
Communication Services—15.2%
Bharti Infratel Ltd. (India)	18,773,996	$ 84,934
Naspers Ltd. Class N (South Africa)	541,732	125,106
NCSoft Corp. (South Korea)	170,718	74,598
NetEase, Inc. ADR (China)	834,262	201,433
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	572,259,662	158,738
Tencent Holdings Ltd. (China)	5,856,311	269,317
Zee Entertainment Enterprises Ltd. (India)	20,863,866	134,173
		1,048,299

Consumer Discretionary—10.3%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	1,479,834	269,996
Eicher Motors Ltd. (India)	173,903	51,581
Lojas Renner S.A. (Brazil)	6,605,600	73,457
Sands China Ltd. (China)	13,636,965	68,533
	Shares	Value

Consumer Discretionary—continued
Techtronic Industries Co., Ltd. (Hong Kong)	23,316,667	$ 156,683
Yum China Holdings, Inc. (China)	1,980,431	88,941
		709,191

Consumer Staples—22.7%
Ambev S.A. ADR (Brazil)	61,511,424	264,499
Anheuser-Busch InBev NV (Belgium)	1,796,948	150,696
CP ALL PCL (Thailand)	41,439,812	97,609
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	2,554,727	235,750
Heineken NV (Netherlands)	2,005,793	211,681
ITC Ltd. (India)	30,914,688	132,651
LG Household & Health Care Ltd. (South Korea)	59,283	74,006
Unilever NV CVA (Netherlands)	4,339,810	252,076

See Notes to Financial Statements.
6

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
Wal-Mart de Mexico SAB de C.V. (Mexico)	54,497,726	$ 145,690
		1,564,658

Energy—2.0%
Ultrapar Participacoes S.A. (Brazil)	11,394,758	136,259
Financials—29.0%
B3 SA - Brasil Bolsa Balcao (Brazil)	4,244,543	34,560
Bancolombia SA Sponsored ADR (Colombia)	2,196,264	112,141
Bank Central Asia Tbk PT (Indonesia)	60,704,571	118,297
Bank Polska Kasa Opieki SA (Poland)	2,405,637	68,922
Bank Rakyat Persero Tbk PT (Indonesia)	493,722,026	142,847
Credicorp Ltd. (Peru)	484,001	116,136
HDFC Bank Ltd. (India)	11,473,415	384,059
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,270,648	113,994
Housing Development Finance Corp., Ltd. (India)	7,290,122	207,128
Itau Unibanco Holding SA Sponsored ADR (Brazil)	18,420,551	162,285
Kasikornbank PCL (Thailand)	22,706,666	134,516
Malayan Banking Bhd (Malaysia)	27,076,500	61,482
Public Bank Bhd (Malaysia)	12,087,725	68,574
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	437,353	115,975
United Overseas Bank Ltd. (Singapore)	8,763,685	162,890
		2,003,806

	Shares	Value

Industrials—0.5%
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	4,134,680	$ 36,656
Information Technology—10.6%
HCL Technologies Ltd. (India)	10,560,916	165,781
SK Hynix, Inc. (South Korea)(1)	1,622,601	106,067
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17,531,958	139,650
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	2,025,686	82,972
Tata Consultancy Services Ltd. (India)	8,090,595	233,772
		728,242

Real Estate—1.2%
Link REIT (Hong Kong)	7,088,484	82,895
Utilities—4.1%
Equatorial Energia S.A. (Brazil)	3,115,917	63,546
Infraestructura Energetica Nova SAB de C.V. (Mexico)	19,993,542	80,344
Power Grid Corp. of India Ltd. (India)	48,411,459	138,299
		282,189

Total Common Stocks (Identified Cost $5,844,657)		6,592,195

Warrants—2.1%
Consumer Staples—2.1%
Vietnam Dairy Products JSC (Vietnam)	5,178,088	30,081
See Notes to Financial Statements.
7

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
($ reported in thousands)
	Shares	Value

	Consumer Staples—continued
Wuliangye Yibin Co., Ltd. (China)	8,280,203	$ 116,768
		146,849

	Total Warrants (Identified Cost $112,351)	146,849

	Total Long-Term Investments—97.7% (Identified Cost $5,957,008)	6,739,044

	TOTAL INVESTMENTS—97.7% (Identified Cost $5,957,008)	$6,739,044
	Other assets and liabilities, net—2.3%	156,416
	NET ASSETS—100.0%	$6,895,460
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Non-income producing.

Country Weightings†
India	23%
China	15
Brazil	11
Mexico	7
Netherlands	7
Indonesia	6
South Korea	6
Other	25
Total	100%
† % of total investments as of March 31, 2019.
The following table summarizes the market value of the Fund’s investments as of March 31, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$6,592,195	$6,592,195	$ —
Warrants	146,849	—	146,849
Total Investments	$6,739,044	$6,592,195	$146,849
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2019.
There were no transfers into or out of Level 3 related to securities held at March 31, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
8

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 6,739,044
Cash	185,188
Receivables
Investment securities sold	16,238
Fund shares sold	8,740
Dividends and interest	8,241
Tax reclaims	1,816
Securities lending	2
Prepaid trustee retainer	129
Prepaid expenses	127
Other assets	492
Total assets	6,960,017
Liabilities
Payables
Fund shares repurchased	9,840
Investment securities purchased	25,024
Foreign capital gains tax	19,447
Investment advisory fees	5,447
Distribution and service fees	255
Administration and accounting fees	620
Transfer agent and sub-transfer agent fees and expenses	2,278
Professional fees	32
Trustee deferred compensation plan	492
Other accrued expenses	1,122
Total liabilities	64,557
Net Assets	$ 6,895,460
Net Assets Consist of:
Common stock $0.001 par value	$ 627
Capital paid in on shares of beneficial interest	6,257,239
Accumulated earnings (loss)	637,594
Net Assets	$ 6,895,460
Net Assets:
Class A	$ 524,608
Class C	$ 171,877
Class I	$ 6,074,785
Class R6	$ 124,190
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	49,138,589
Class C	16,633,332
Class I	549,935,708
Class R6	11,244,740
See Notes to Financial Statements.
9

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2019
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.68
Class C	$ 10.33
Class I	$ 11.05
Class R6	$ 11.04
Offering Price per Share (NAV/(1-5.75%)):
Class A	$ 11.33
(1) Investment in securities at cost	$ 5,957,008

See Notes to Financial Statements.
10

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2019
($ reported in thousands)
Investment Income
Dividends	$ 56,764
Security lending, net of fees	24
Foreign taxes withheld	(3,836)
Total investment income	52,952
Expenses
Investment advisory fees	31,817
Distribution and service fees, Class A	637
Distribution and service fees, Class C	839
Administration and accounting fees	3,466
Transfer agent fees and expenses	1,424
Sub-transfer agent fees and expenses, Class A	487
Sub-transfer agent fees and expenses, Class C	104
Sub-transfer agent fees and expenses, Class I	3,485
Printing fees and expenses	255
Professional fees	68
Interest expense	23
Registration fees	72
Trustees’ fees and expenses	289
Miscellaneous expenses	891
Total expenses	43,857
Less expenses reimbursed and/or waived by investment adviser(1)	(33)
Less low balance account fees	— (2)
Net expenses	43,824
Net investment income (loss)	9,128
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(57,883)
Foreign currency transactions	1,957
Net change in unrealized appreciation (depreciation) from:
Investments(3)	404,409
Foreign currency transactions	(224)
Net realized and unrealized gain (loss) on investments	348,259
Net increase (decrease) in net assets resulting from operations	$357,387

(1)	See Note 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
(3)	Includes net of foreign capital gains tax of $(5,202).
See Notes to Financial Statements.
11

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
(Reported in thousands)
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 9,128	$ 71,181
Net realized gain (loss)	(55,926)	593,573
Net change in unrealized appreciation (depreciation)	404,185	(1,087,258)
Increase (decrease) in net assets resulting from operations	357,387	(422,504)
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(16,597)	(1,486) (1)
Class C	(4,721)	—
Class I	(209,847)	(29,806) (1)
Class R6	(3,906)	(580) (1)
Dividends and Distributions to Shareholders	(235,071)	(31,872)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (8,044 and 14,839 shares, respectively)	80,031	170,071
Class C (754 and 2,402 shares, respectively)	7,312	26,872
Class I (70,460 and 139,649 shares, respectively)	729,428	1,645,535
Class R6 (1,759 and 5,411 shares, respectively)	18,413	64,324
Net assets from merger(2):
Class R6 (2,289 and — shares, respectively)	24,973	—
Reinvestment of distributions:
Class A (1,476 and 112 shares, respectively)	13,991	1,286
Class C (479 and — shares, respectively)	4,405	—
Class I (18,775 and 2,299 shares, respectively)	183,998	27,363
Class R6 (346 and 48 shares, respectively)	3,402	573
Shares repurchased and cross class conversions:
Class A ((13,089) and (25,904) shares, respectively)	(130,570)	(292,626)
Class C ((2,734) and (4,197) shares, respectively)	(26,415)	(45,703)
Class I ((134,143) and (173,663) shares, respectively)	(1,380,310)	(2,039,773)
Class R6 ((4,781) and (4,836) shares, respectively)	(48,985)	(56,887)
Increase (decrease) in net assets from capital transactions	(520,327)	(498,965)
Net increase (decrease) in net assets	(398,011)	(953,341)
Net Assets
Beginning of period	7,293,471	8,246,812
End of Period	$ 6,895,460	$ 7,293,471
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 60,938

(1)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
(2)	See Note 12.
See Notes to Financial Statements.
12

THIS PAGE INTENTIONALLY BLANK.

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/18 to 3/31/19(6)	$10.44	— (7)	0.57	0.57	(0.06)	(0.27)	(0.33)
10/1/17 to 9/30/18	11.11	0.06	(0.71)	(0.65)	(0.02)	—	(0.02)
10/1/16 to 9/30/17	9.90	0.05	1.21	1.26	(0.05)	—	(0.05)
1/1/16 to 9/30/16(9)	8.68	0.03	1.19	1.22	—	—	—
1/1/15 to 12/31/15	9.58	0.07	(0.91)	(0.84)	(0.06)	—	(0.06)
1/1/14 to 12/31/14	9.26	0.07	0.42	0.49	(0.06)	(0.11)	(0.17)
10/1/13 to 12/31/13	10.00	0.08	(0.74)	(0.66)	(0.08)	— (7)	(0.08)
Class C
10/1/18 to 3/31/19(6)	$10.08	(0.03)	0.55	0.52	—	(0.27)	(0.27)
10/1/17 to 9/30/18	10.77	(0.01)	(0.68)	(0.69)	—	—	—
10/1/16 to 9/30/17	9.63	(0.03)	1.17	1.14	—	—	—
1/1/16 to 9/30/16(9)	8.49	(0.02)	1.16	1.14	—	—	—
1/1/15 to 12/31/15	9.37	—	(0.88)	(0.88)	—	—	—
1/1/14 to 12/31/14	9.08	(0.01)	0.42	0.41	(0.01)	(0.11)	(0.12)
10/1/13 to 12/31/13	9.82	0.01	(0.72)	(0.71)	(0.03)	— (7)	(0.03)
Class I
10/1/18 to 3/31/19(6)	$10.82	0.02	0.59	0.61	(0.11)	(0.27)	(0.38)
10/1/17 to 9/30/18	11.49	0.11	(0.73)	(0.62)	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.24	0.07	1.26	1.33	(0.08)	—	(0.08)
1/1/16 to 9/30/16(9)	8.96	0.04	1.24	1.28	—	—	—
1/1/15 to 12/31/15	9.89	0.10	(0.95)	(0.85)	(0.08)	—	(0.08)
1/1/14 to 12/31/14	9.55	0.09	0.45	0.54	(0.09)	(0.11)	(0.20)
10/1/13 to 12/31/13	10.31	0.11	(0.76)	(0.65)	(0.11)	— (7)	(0.11)
Class R6
10/1/18 to 3/31/19(6)	$10.82	0.02	0.59	0.61	(0.12)	(0.27)	(0.39)
10/1/17 to 9/30/18	11.48	0.12	(0.73)	(0.61)	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.25	0.10	1.23	1.33	(0.10)	—	(0.10)
1/1/16 to 9/30/16(9)	8.96	0.05	1.24	1.29	—	—	—
1/1/15 to 12/31/15	9.89	0.08	(0.91)	(0.83)	(0.10)	—	(0.10)
11/12/14 (12) to 12/31/14	10.42	(0.01)	(0.45)	(0.46)	(0.06)	(0.01)	(0.07)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
14

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

0.24	$10.68	5.94%	$ 524,608	1.59%	1.59%	— % (8)	13%
(0.67)	10.44	(5.83)	550,117	1.58	1.58	0.54	38
1.21	11.11	12.81	706,974	1.60	1.61	0.46	27
1.22	9.90	14.06	1,082,242	1.59 (10)	1.60	0.40	25
(0.90)	8.68	(8.77)	745,947	1.56	1.56	0.73	27
0.32	9.58	5.23	770,941	1.55	1.55	0.71	28
(0.74)	9.26	(6.58)	1,097,753	1.58	1.58	0.79	31

0.25	$10.33	5.54%	$ 171,877	2.28%	2.28%	(0.68) %	13%
(0.69)	10.08	(6.41)	182,813	2.25	2.25	(0.12)	38
1.14	10.77	11.84	214,738	2.34	2.35	(0.30)	27
1.14	9.63	13.56	222,221	2.34 (10)	2.35	(0.31)	25
(0.88)	8.49	(9.50)	223,303	2.31	2.31	(0.01)	27
0.29	9.37	4.40	228,652	2.30	2.30	(0.13)	28
(0.74)	9.08	(7.21)	217,034	2.33	2.33	0.07	31

0.23	$11.05	6.11%	$6,074,785	1.27%	1.27%	0.32%	13%
(0.67)	10.82	(5.46)	6,434,732	1.23	1.23	0.91	38
1.25	11.49	13.10	7,198,678	1.33	1.34	0.72	27
1.28	10.24	14.29	6,214,272	1.33 (10)	1.34	0.64	25
(0.93)	8.96	(8.55)	8,726,303	1.31	1.32	0.99	27
0.34	9.89	5.54	7,572,633	1.30	1.35	0.85	28
(0.76)	9.55	(6.32)	6,357,443	1.33	1.38	1.06	31

0.22	$11.04	6.11%	$ 124,190	1.09% (11)	1.15%	0.47%	13%
(0.66)	10.82	(5.34)	125,809	1.15	1.15	1.01	38
1.23	11.48	13.15	126,422	1.20	1.21	0.92	27
1.29	10.25	14.40	45,197	1.21 (10)	1.22	0.72	25
(0.93)	8.96	(8.44)	34,379	1.21	1.21	0.90	27
(0.53)	9.89	(4.60)	95	1.24	1.24	(0.41)	28 (13)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
15

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Amount is less than $0.005 per share.
(8)	Amount is less than 0.005%.
(9)	The Fund changed its fiscal year end to September 30 during the period.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	Inception date.
(13)	Portfolio turnover is representative of the Fund for the entire year ended December 31, 2014.
See Notes to Financial Statements.
16

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which the Vontobel Emerging Markets Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low Balance Account Fees” in the Fund’s Statement of Operations for the period, as applicable. The net expense ratio disclosed in the Financial Highlights includes a waiver of such low balance account fees.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by
17

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar
18

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost bases, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31,
19

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
H.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted
20

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At March 31, 2019, the Fund did not loan securities.
Note 3. Investment Advisory Fees and Related Party Transactions
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion
1.00%	0.95%
B.	Subadviser
Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
Effective January 28, 2019, the Adviser has contractually agreed to limit the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed, on an annualized basis, 0.98% of average daily net assets for Class R6 shares through March 31, 2021. Following the contractual period, the Adviser may discontinue this expense reimbursement arrangement at any time. The waivers and reimbursements are calculated daily and received monthly.
D.	Expense Recapture
($ reported in thousands)
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under this arrangement within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time
21

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Expiration
2022
Class R6	$ 33

E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2019, it retained net commissions of $13 for Class A shares and CDSC of $3 for Class A and $10 for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
($ reported in thousands)
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2019, the Fund incurred administration fees totaling $3,166 which are included in the Statement of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended March 31, 2019, the Fund incurred transfer agent fees totaling $5,495 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Fund. The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2019.
22

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short term securities) during the period ended March 31, 2019, were as follows:
Purchases	Sales
$827,421	$1,624,083
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2019.
Note 5. Capital Shares Transactions
(reported in thousands)
Certain shareholders may exchange shares of one class for shares of another class in the Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of changes in net assets. For the period ended March 31, 2019, the Fund had the following exchange transactions:
Exchange Redemptions	Exchange Redemptions		Exchange Subscriptions
Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class I Shares	Value
1,146	692	1,853	2,097	1,503	$37,273
Note 6. 10% Shareholders
As of March 31, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts
45%	2 *
*	The shareholders are not affiliated with Virtus.
Note 7. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
23

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
At March 31, 2019, the following Fund held securities issued by various companies in specific sectors as detailed below:
Sector	Percentage of Total Investments
Financials	30%
Consumer Staples	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2019, the Fund did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
24

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
The outstanding borrowings during the period ended March 31, 2019 by the Fund were as follows:
Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
$23	$38,167	3.60%	6
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,023,294	$1,142,806	$ (427,056)	$715,750
Note 12. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Global Emerging Markets Equity Institutional Fund (the “Merged Fund”), a series of Advisers Investment Trust, and Vontobel Emerging Markets Opportunities Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a larger fund with substantially similar investment objective and style as, and potentially deliver better value than, the Merged Fund. The acquisition was accomplished by a tax-free exchange of shares on March 22, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Vontobel Global Emerging Markets Equity Institutional Fund	Class I Shares 2,934,040	Vontobel Emerging Markets Opportunities Fund	Class R6 Shares 2,288,639	$24,973
25

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Vontobel Global Emerging Markets Equity Institutional Fund	$24,973	1,877	Vontobel Emerging Markets Opportunities Fund	$97,783
The net assets of the Acquiring Fund immediately following the acquisition were $122,756.
Assuming the acquisition had been completed on October 1, 2018, the Vontobel Global Emerging Markets Equity Institutional Fund’s results of operations for the period ended March 31, 2019, would have been as follows:
Net investment income (loss)	$9,149(a)
Net realized and unrealized gain (loss) on investments	349,597 (b)
Net increase (decrease) in net assets resulting from operations	$358,746
(a) $9,128, as reported in the Statement of Operations, plus $21 net investment income from Vontobel Global Emerging Markets Equity Institutional Fund pre-merger.
(b) $348,259, as reported in the Statement of Operations, plus $1,338 net realized and unrealized gain (loss) on investments from Vontobel Global Emerging Markets Equity Institutional Fund pre-merger.
Because the Merged Fund and Acquiring Fund have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Vontobel Global Emerging Markets Equity Institutional Fund that have been included in the acquiring Vontobel Emerging Markets Opportunities Fund Statement of Operations since March 22, 2019.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the
26

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019
United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Fund.
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
27

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) among the Trust, VIA and Vontobel Asset Management, Inc. (the “Subadviser”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Funds.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from
28

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the
29

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Subadviser’ s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2018.
The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 10-year period. The Board also noted that the Fund underperformed its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.
The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group and benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s gross management fee to that of comparable funds, the Board noted
30

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
The Board considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc. is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s
31

CONSIDERATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
32

Virtus Vontobel Emerging Markets Opportunities Fund,
Virtus Vontobel Foreign Opportunities Fund
and Virtus Vontobel Global Opportunities Fund
each a series of Virtus Opportunities Trust
Supplement dated January 24, 2019 to the Summary Prospectuses dated
January 29, 2018, and the Virtus Opportunities Trust Statutory
Prospectus, dated January 29, 2018, each as supplemented
Important Notice to Investors
Effective January 28, 2019, the funds’ investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements for Class R6 Shares of the funds. These changes are described in more detail below. The expense limitation arrangements for other share classes shown for Virtus Vontobel Foreign Opportunities Fund and Virtus Vontobel Global Opportunities Fund reflect the expense limitation arrangements implemented effective December 1, 2018.
Virtus Vontobel Emerging Markets Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.37% (b)	0.29% (b)	0.27% (b)	0.19% (b)	0.37% (c)
Total Annual Fund Operating Expenses	1.58%	2.25%	1.23%	1.15%	1.58%
Less: Fee Waiver and/or Expense Reimbursement(d)	N/A	N/A	N/A	(0.17)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.58%	2.25%	1.23%	0.98%	1.58%

(b)	Restated to reflect current fees and expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.98% for Class R6 Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$726	$1,045	$1,386	$2,345
Class C	Sold	$328	$703	$1,205	$2,585
	Held	$228	$703	$1,205	$2,585
Class I	Sold or Held	$125	$390	$676	$1,489
Class R6	Sold or Held	$100	$330	$599	$1,364
Class T	Sold or Held	$407	$736	$1,089	$2,081
Virtus Vontobel Foreign Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.33% (b)	0.25% (b)	0.27% (b)	0.18%(b)	0.33% (c)
Total Annual Fund Operating Expenses	1.43%	2.10%	1.12%	1.03%	1.43%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.04)%	(0.05)%	(0.05)%	(0.08)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.39%	2.05%	1.07%	0.95%	1.43%

(b)	Restated to reflect current fees and expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 2.05% for Class C Shares, 1.07% for Class I Shares, and 0.95% for Class R6 Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$708	$998	$1,308	$2,186

	Share Status	1 Year	3 Years	5 Years	10 Years
Class C	Sold	$308	$653	$1,124	$2,227
	Held	$208	$653	$1,124	$2,489
Class I	Sold or Held	$109	$351	$612	$1,359
Class R6	Sold or Held	$97	$311	$552	$1,244
Class T	Sold or Held	$392	$691	$1,012	$1,920
Virtus Vontobel Global Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.30% (b)	0.31% (b)	0.31% (b)	0.26%(c)	0.30% (c)
Total Annual Fund Operating Expenses	1.40%	2.16%	1.16%	1.11%	1.40%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.04)%	(0.05)%	(0.07)%	(0.21)%	(0.00)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.36%	2.11%	1.09%	0.90%	1.40%

(b)	Restated to reflect current fees and expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.36% for Class A Shares, 2.11% for Class C Shares, 1.09% for Class I Shares, 0.90% for Class R6 Shares and 1.55% for Class T Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$706	$989	$1,293	$2,155
Class C	Sold	$314	$671	$1,155	$2,489
	Held	$214	$671	$1,155	$2,489
Class I	Sold or Held	$111	$362	$632	$1,403
Class R6	Sold or Held	$92	$310	$569	$1,311
Class T	Sold or Held	$389	$682	$997	$1,888

Both Funds
In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each fund will be replaced with the following and the new footnote added after the table.
	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Vontobel Emerging Markets Opportunities Fund**	N/A	N/A	N/A	N/A	0.98%	N/A
Virtus Vontobel Foreign Opportunities Fund**	1.39%	2.05%	N/A	1.07%	0.95%	N/A
Virtus Vontobel Global Opportunities Fund**	1.36%	2.11%	N/A	1.09%	0.90%	1.55%
** Contractual through March 31, 2021.
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/EMOppsForeignOpps&GlobalOpps NewR6ExpCaps (1/19)

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about
Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8005	05-19

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K

(17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/7/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/7/2019

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President, Chief Financial Officer,
and Treasurer
(principal financial officer)

Date	6/7/2019

*	Print the name and title of each signing officer under his or her signature.